          As filed with the Securities and Exchange Commission on April 30, 2009
                                                      Registration No. 333-08345
                                                                        811-7711


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 13


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 45


                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                           (Exact name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               601 Congress Street
                        Boston, Massachusetts 02210-2805
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                       John Hancock Life Insurance Company
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[ ]  on May 1, 2009 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ]  on ______, 2009 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                              PROSPECTUS VERSION A
            Declaration Variable Annuity Prospectus dated May 1, 2009

                                                    Prospectus dated May 1, 2009

                              (JOHN HANCOCK LOGO)

                          Declaration Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in the deferred Purchase Payment Variable Annuity Contract listed above that was previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY ("JHLICO"). The Contract is no longer offered for sale, however, you may make Additional Purchase Payments as permitted under your Contract. In this Prospectus, we refer to John Hancock Life Insurance
Company as "JHLICO," "we," "us," "our," or "the Company."

This Prospectus describes the variable portion of the Contract to which you may allocate Additional Purchase Payments, to the extent permitted by your Contract. If you do, your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments will vary according to the investment performance of the applicable Sub-Accounts of the JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H (the "Separate Account"). Each Sub-Account invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus.

                              JOHN HANCOCK TRUST
                              500 Index Trust B
                              Active Bond Trust
                              Financial Services Trust
                              Money Market Trust B
                              Optimized All Cap Trust
                              Overseas Equity Trust
                              Small Cap Growth Trust

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
         ANNUITIES SERVICE CENTER                  MAILING ADDRESS
            164 Corporate Drive                 Post Office Box 9505
        Portsmouth, NH 03801-6815            Portsmouth, NH 03802-9505
              (800) 824-0335                     www.jhannuities.com

                                Table of Contents

I.  GLOSSARY OF SPECIAL TERMS......................................................       1
II.  OVERVIEW......................................................................       3
III.  FEE TABLES...................................................................       5
  EXAMPLES.........................................................................       6
IV.  BASIC INFORMATION.............................................................       8
  WHAT IS THE CONTRACT?............................................................       8
  WHO OWNS THE CONTRACT?...........................................................       8
  IS THE OWNER ALSO THE ANNUITANT?.................................................       8
  HOW CAN I INVEST MONEY IN A CONTRACT?............................................       8
  HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT
   CHANGE OVER TIME?...............................................................       9
    Variable Investment Options....................................................       9
    Fixed Investment Options.......................................................      10
  WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?...................................      10
  TO WHAT EXTENT CAN JHLICO VARY THE TERMS AND
   CONDITIONS OF THE CONTRACTS?....................................................      10
  WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?..............................      10
  HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?...............................      11
    Allocation of Purchase Payments................................................      11
    Transfers Among Investment Options.............................................      11
    Procedure for Transferring Your Assets.........................................      12
    Telephone and Electronic Transactions..........................................      12
    Dollar Cost Averaging Program..................................................      13
    Special Transfer Services -- Asset Rebalancing
     Program.......................................................................      13
  WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY
     CONTRACT?.....................................................................      13
    Asset-Based Charges............................................................      14
    Annual Contract Fee............................................................      14
    Premium Taxes..................................................................      14
    Withdrawal Charge..............................................................      14
    Other Charges..................................................................      16
  HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?.......................................      16
    Surrenders and Partial Withdrawals.............................................      16
    Signature Guarantee Requirements for Surrenders
     and Partial Withdrawals.......................................................      17
    Nursing Home Waiver of Withdrawal Charge.......................................      17
    Systematic Withdrawal Plan.....................................................      17
    Telephone Withdrawals..........................................................      17
  WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE MY
   CONTRACT'S MATURITY DATE?.......................................................      17
    Death Benefits -- In General...................................................      17
    Distribution Requirements Following Death of Owner.............................      18
    Death Benefits Following Death of Annuitant....................................      18
    Standard Death Benefit.........................................................      18
    Enhanced Death Benefit Riders..................................................      19
    Calculation and Payment of Death Benefit Value.................................      19
  CAN I RETURN MY CONTRACT?........................................................      19
V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT
 AND THE PORTFOLIOS................................................................      20
  THE COMPANY......................................................................      20
  THE SEPARATE ACCOUNT.............................................................      20
  THE PORTFOLIOS...................................................................      21
VI.  INFORMATION ABOUT FIXED INVESTMENT OPTIONS....................................      23
  IN GENERAL.......................................................................      23
  HOW THE FIXED INVESTMENT OPTIONS WORK............................................      23
VII. THE ACCUMULATION PERIOD.......................................................      25
  YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS....................................      25
  VALUATION OF ACCUMULATION UNITS..................................................      25
  VARIABLE INVESTMENT OPTION VALUATION PROCEDURES..................................      25
  YOUR VALUE IN THE FIXED INVESTMENT OPTIONS.......................................      25
VIII. THE ANNUITY PERIOD...........................................................      26
  MATURITY DATE....................................................................      26
  CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS......................................      26
  SELECTING AN ANNUITY OPTION......................................................      26
  VARIABLE MONTHLY ANNUITY PAYMENTS................................................      27
  VARIABLE INVESTMENT OPTION VALUATION PROCEDURES..................................      27
  ASSUMED INVESTMENT RATE..........................................................      27
  TRANSFERS DURING THE ANNUITY PERIOD..............................................      27
  FIXED MONTHLY ANNUITY PAYMENTS...................................................      27
  ANNUITY OPTIONS..................................................................      28
IX.  FEDERAL TAX MATTERS...........................................................      29
  INTRODUCTION.....................................................................      29
  OUR TAX STATUS...................................................................      29
  SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS.....................................      29
  CHARITABLE REMAINDER TRUSTS......................................................      29
  NONQUALIFIED CONTRACTS...........................................................      29
    Undistributed Gains............................................................      29
    Taxation of Annuity Payments...................................................      30
    Surrenders, Withdrawals and Death Benefits.....................................      30
    Taxation of Death Benefit Proceeds.............................................      30
    Penalty Tax on Premature Distributions.........................................      31
    Exchanges of Annuity Contracts.................................................      31
    Puerto Rico Nonqualified Contracts.............................................      31
    Diversification Requirements...................................................      32
  QUALIFIED CONTRACTS..............................................................      32
    Required Minimum Distributions.................................................      33
    Penalty Tax on Premature Distributions.........................................      34
    Rollovers and Transfers........................................................      34
    Withholding on Rollover Distributions..........................................      35
    Conversions and Rollovers to Roth IRAs.........................................      35
    Section 403(b) Qualified Plans.................................................      36
    Loans..........................................................................      36
    Puerto Rico Contracts Issued to Fund Retirement
     Plans.........................................................................      36
  SEE YOUR OWN TAX ADVISER.........................................................      36
X. OTHER INFORMATION...............................................................      37
  ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY.......................................      37
  BENEFICIARY......................................................................      37
  SPOUSE...........................................................................      37
  PERFORMANCE INFORMATION..........................................................      37
  REPORTS..........................................................................      38
  VOTING PRIVILEGES................................................................      38
  CHANGES TO THE SEPARATE ACCOUNT..................................................      38
  VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES..............................      38
  DISTRIBUTION OF CONTRACTS........................................................      39
  STATEMENT OF ADDITIONAL INFORMATION..............................................      39
  FINANCIAL STATEMENTS.............................................................      41
APPENDIX A:  DETAILS ABOUT OUR FIXED INVESTMENT OPTIONS............................     A-1
APPENDIX B:  EXAMPLES OF WITHDRAWAL CHARGE CALCULATIONS............................     B-1
APPENDIX C:  OPTIONAL ENHANCED DEATH BENEFITS......................................     C-1
  "STEPPED-UP" DEATH BENEFIT RIDER.................................................     C-1
  ACCIDENTAL DEATH BENEFIT RIDER...................................................     C-1
APPENDIX D: QUALIFIED PLAN TYPES...................................................     D-1
APPENDIX U: Accumulation Unit Value Tables.........................................     U-1

                          I. Glossary of Special Terms


The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.


1940 ACT: The Investment Company Act of 1940, as amended.


ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application.


ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY PERIOD: The period when we make annuity payments to you following the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract. The Beneficiary is as specified in the application, unless changed.


BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 pm Eastern Time.


CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock Life Insurance Company.

CONTRACT: The Variable Annuity Contracts described by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the date the Contract was issued.

CONTRACT VALUE: The total of the Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

GENERAL ACCOUNT: All of the Company's assets other than assets in its Separate Account or any other separate account that it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners. We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.

JHLICO: John Hancock Life Insurance Company.

MATURITY DATE: The date on which we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.


NONQUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.


OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed.

PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

PROSPECTUS: This Prospectus that describes interests in a Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may have elected for an additional charge.

SEPARATE ACCOUNT: John Hancock Variable Annuity Account H. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of the Separate Account. Each Sub-Account invests in shares of a specific Portfolio.

SURRENDER VALUE: The total value of a Contract, after any market value adjustment, minus the annual Contract fee, any applicable premium tax, and any applicable Rider charges, and any withdrawal charges (if applicable). We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.


UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.


VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of the Separate Account that invests in shares of a specific Portfolio.

WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax, proportional share of administrative fee and market value adjustment, to process a withdrawal.

                                  II. Overview


This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.




Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, some terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract. We disclose all material features and benefits of the Contracts in this Prospectus.




The Contracts described in this Prospectus are no longer offered for sale; however, you may make Additional Purchase Payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.


Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under a Contract, the alteration of administrative procedures and changes in the Investment Options available. Any such change may or may not apply to Contracts issued prior to the effective date of the change. This Prospectus reflects the status of the product as of the date of this Prospectus. Therefore, this Prospectus may contain information that is inapplicable to your Contract. You should consult your Contract to verify whether any particular provision applies to you.

The Variable Investment Options shown on the first page of this Prospectus are those available as of the date of this Prospectus. We may add, modify or delete Variable Investment Options in the future.

When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Portfolio of the John Hancock Trust (the "Trust"). The Trust is a so-called "series" type mutual fund registered with the SEC. The investment results of each Variable Investment Option you select will depend on those of the corresponding Portfolios of the Trust. Each of the Portfolios is separately managed and has its own investment objective and strategies. The Trust prospectus contains detailed information about each available Portfolio. Be sure to read that prospectus before selecting any of the Variable Investment Options.


For amounts you don't wish to invest in a Variable Investment Option, you may be able to invest these amounts in a currently offered Fixed Investment Option if permitted by your local jurisdiction. We invest the assets allocated to a Fixed Investment Option in our General Account and they earn interest at a fixed rate, declared by us, subject to a minimum rate stated in your Contract. We will not make available any Fixed Investment Option offering a guaranteed rate below 3%. If you remove money from any Fixed Investment Option prior to its expiration, however, we may increase or decrease your Contract's value to compensate for changes in interest rates that may have occurred subsequent to the beginning of that Fixed Investment Option. This is known as a "market value adjustment."


In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

We refer to the Variable Investment Options and any available Fixed Investment Option together as Investment Options.

The annuity described in this Prospectus may be sold on a group basis. If you purchase the annuity under a group contract, you will be issued a group certificate. If that is the case, the word "Contract" as used in this Prospectus should be interpreted as meaning the certificate issued to you under the group contract.


SECTION 403(b) QUALIFIED PLANS. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan"). If you had purchased this Contract for use in a Section 403(b) Qualified Plan, your employer, the Plan's administrator, or the Plan's sponsor may request that we enter into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"). Unless contained in an Information Sharing Agreement, we may receive a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.



For more information regarding Section 403(b) Qualified Plans, please see Appendix D: "Qualified Plan Types," or you may request a copy of the Statement of Additional Information from the Annuities Service Center.






The Contracts were not available in all states. Certain features of the Contracts, including optional benefit Riders, may not have been available or may have been modified for Contracts issued in various states. YOU SHOULD REVIEW YOUR CONTRACT, OR CONTACT THE ANNUITIES SERVICE CENTER, FOR ADDITIONAL INFORMATION. You should disregard all references in the Prospectus to benefits that are not available in your state.


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                                 III. Fee Tables

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES APPLICABLE TO BUYING, OWNING AND SURRENDERING A DECLARATION VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AS WELL AS THE FEES AND EXPENSES YOU WILL PAY WHEN YOU MAKE ADDITIONAL PURCHASES UNDER THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                                          DECLARATION           DECLARATION
CONTRACT OWNER TRANSACTION              VARIABLE ANNUITY      VARIABLE ANNUITY
EXPENSES (1)                            OUTSIDE NEW YORK      INSIDE NEW YORK
-----------------------------------   -------------------   -------------------
Maximum Withdrawal Charge (as % of    6% for the 1st year   6% for the 1st year
amount of the Purchase Payment that   6% for the 2nd year   6% for the 2nd year
we consider to have been              5% for the 3rd year   5% for the 3rd year
withdrawn) (2)                        5% for the 4th year   4% for the 4th year
                                      4% for the 5th year   3% for the 5th year
                                      3% for the 6th year   2% for the 6th year
                                      2% for the 7th year   1% for the 7th year
                                      0% thereafter         0% thereafter


---------

(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment.


(2) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE PORTFOLIO LEVEL.

                                 DECLARATION VARIABLE
                                       ANNUITY
-------------------------------  --------------------
Maximum Annual Contract Fee (3)          $50
Current Annual Contract Fee (4)          $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE) (5)

(Contracts with initial Purchase Payment less than $250,000)
Asset-Based Charge                                                         1.25%
(Contracts with initial Purchase Payment greater than $250,000)
Asset-Based Charge                                                         1.00%

OPTIONAL BENEFIT RIDER CHARGES(6) (AS A PERCENTAGE OF YOUR CONTRACT'S TOTAL VALUE UNLESS OTHERWISE STATED)

Accidental Death Benefit Rider                 0.10%
Enhanced "Stepped Up" Death Benefit Rider      0.15%
Nursing Home Waiver (7)                        0.05% (8)

(3) This charge is not currently imposed and would only apply to Declaration Contracts of less than $10,000.

(4) This charge applies only to Declaration Contracts of less than $10,000. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender.

(5) This charge only applies to that portion of account value held in the Variable Investment Options. The charge does not apply to amounts in the Fixed Investment Options.

(6) Charges for optional benefit Riders are assessed monthly. The monthly charge is 1/12 of the annual charge shown in this table.

(7)    This Rider is not available for Contracts issued after  April 30, 2004.

(8) As a portion of your Contract's total value attributable to Purchase Payments that are still subject to withdrawal charges.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                    MINIMUM   MAXIMUM
----------------------------------------------------------   -------   -------
Range of expenses that are deducted from Portfolio assets,
including management fees, and other expenses                0.25%     1.14%


EXAMPLES

The following two examples are intended to help you compare the cost of investing in Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

The first example assumes that you invest $10,000 in a Contract with all the optional benefit Riders that may have been available. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                MAXIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES [ALL $]



DECLARATION VARIABLE ANNUITY WITH:
     Enhanced "stepped-up" Death Benefit Rider;
     Accidental Death Benefit Rider;
     and  Nursing Home Waiver Rider                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------   ------   -------   -------   --------
     If you surrender the Contract at the end of the applicable time period:    $817     $1,296    $1,803    $3,066
     If you annuitize, or do not surrender the Contract at the end of the       $277     $  849    $1,447    $3,066
     applicable time period:


The next example assumes that you invest $10,000 in a Contract with no optional benefit riders for the time periods indicated. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                MINIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES


DECLARATION VARIABLE ANNUITY                                             1 YEAR    3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------  --------  -------  -------  --------
If you surrender the Contract at the end of the applicable time period:    $695      $929    $1,187   $1,820
If you annuitize, or do not surrender the Contract at the end of the       $155      $482    $833     $1,820
applicable time period:

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH PORTFOLIO, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.


                                        DISTRIBUTION                 ACQUIRED      TOTAL ANNUAL     CONTRACTUAL
                                        AND SERVICE     OTHER     PORTFOLIO FEES    OPERATING         EXPENSE       NET OPERATING
PORTFOLIO/SERIES       MANAGEMENT FEE   (12b-1) FEES   EXPENSES    AND EXPENSES    EXPENSES (1)   REIMBURSEMENT (2)    EXPENSES
-------------------    --------------   ------------   --------   --------------   ------------   -----------------  -------------
JOHN HANCOCK TRUST:
500 INDEX B (3)
Series NAV                  0.47%           0.00%        0.03%         0.00%           0.50%           -0.25%           0.25%
ACTIVE BOND (4)
Series NAV                  0.60%           0.00%        0.04%         0.00%           0.64%            0.00%           0.64%
FINANCIAL SERVICES (4)
Series NAV                  0.82%           0.00%        0.08%         0.00%           0.90%            0.00%           0.90%
MONEY MARKET B (3)
Series NAV                  0.49%           0.00%        0.04%         0.00%           0.53%           -0.24%           0.29%
OPTIMIZED ALL CAP (4)
Series NAV                  0.68%           0.00%        0.06%         0.00%           0.74%            0.00%           0.74%
OVERSEAS EQUITY
Series NAV                  0.98%           0.00%        0.14%         0.00%           1.12%            0.00%           1.12%
SMALL CAP GROWTH (4)
Series NAV                  1.06%           0.00%        0.08%         0.00%           1.14%            0.00%           1.14%



FOOTNOTES TO EXPENSE TABLE:



(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying portfolios.



(2) Effective January 1, 2009, John Hancock Trust ("JHT" or the "Adviser") may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.



(3) JHT sells shares of these Portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. As reflected in the table, each Portfolio is subject to an expense cap pursuant to an agreement between JHT and the Adviser and the expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Portfolio) in an amount so that the rate of the Portfolio's Operating Expenses does not exceed its "Net Operating Expenses" as listed in the table above. A Portfolio's "Total Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses (estimated at 0.01% or less of the Portfolio's average net assets) of the Portfolio not incurred in the ordinary course of the Portfolio's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Portfolio will remain in effect until May 1, 2010 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Portfolio to (or has shares of the Portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.



(4) Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Portfolios or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.

                             IV. Basic Information

WHAT IS THE CONTRACT?

The Contract is a deferred purchase payment variable annuity contract. An "annuity contract" provides a person (known as the "Annuitant" or "payee") with a series of periodic payments. Because this Contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the Contract's Maturity Date. Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen. If your annuity is provided under a master group contract, the term "Contract" as used in this Prospectus refers to the certificate you will be issued and not to the master group contract.

WHO OWNS THE CONTRACT?


Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person buying the Contract will be the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a Contract has joint Owners, both must join in any written notice or request.


IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any annuity option that commences during the Annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Purchase Payments

We call the investments you make in your Contract Payments or Purchase Payments. The Contracts described in this Prospectus are no longer available for sale; however, the minimum initial Purchase Payment requirements for the Contracts are outlined in the table below, along with the minimum Purchase Payment for each Additional Purchase Payment into the Contracts. If you purchased your Contract through the automatic investment plan, different minimums may apply. If your Contract's total value ever falls to zero, we may terminate it. Therefore, you may need to pay more Additional Purchase Payments to keep the Contract in force.

                                       MINIMUM
                                        DIRECT
               MINIMUM     MINIMUM     DEPOSIT
               INITIAL   ADDITIONAL   ADDITIONAL
              PURCHASE    PURCHASE     PURCHASE
CONTRACT       PAYMENT     PAYMENT     PAYMENT
-----------   --------   ----------   ----------
Declaration    $1,000        $500        $100

Currently, we do not enforce any minimum Additional Purchase Payment amounts, but may do so in the future.

Initial Purchase Payment

When we received your initial Purchase Payment and all necessary information, we issued your Contract and invested your initial Purchase Payment. If the information was not in good order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within 5 Business Days, we either sent back your money or received your permission to keep it until we received all of the necessary information.

In certain situations, we may have issued a Contract upon receiving the order of your broker-dealer or financial institution but delayed the effectiveness of the Contract until we received your signed application. In those situations, if we did not receive your signed application within our required time period, we deemed the Contract void from the beginning and returned your Purchase Payment. We may not have issued a Contract if any proposed Owner or Annuitant was older than age 84. We may also have limited your ability to purchase multiple Contracts on the same Annuitants or Owners. We may, however, have waived either of these underwriting limits.

Issue Date and Contract Year

We measure the years and anniversaries of your Contract from its date of issue. We use the term Contract Year to refer to each period of time between anniversaries of your Contract's date of issue. We did not issue a Contract if the proposed Annuitant was older than age 84.

Limits on Purchase Payments

You can make Purchase Payments of up to $1,000,000 in any one Contract Year. The total of all new Purchase Payments and transfers that you allocate to any one Variable Investment Option in any one Contract Year may not exceed $1,000,000. While the Annuitant is alive and the Contract is in force, you can make Purchase Payments at any time before the Maturity Date until the age limit shown below:


                                        YOU MAY NOT MAKE ANY PURCHASE
IF YOUR CONTRACT IS USED TO           PAYMENTS AFTER THE ANNUITANT REACHES
FUND                                                 AGE
---------------------------           ------------------------------------
A Qualified Plan                                 70 1/2 (1)
A Nonqualified plan                              84 1/2


----------

(1)     except for a Roth IRA, which has an age limit of 85


We may waive any of these limits on Purchase Payments.

Ways to Make Additional Purchase Payments


Additional Purchase Payments made by check or money order must be:


            -     drawn on a U.S. bank;

            -     drawn in U.S. dollars; and

            - made payable to "John Hancock" and sent to the Annuities Service Center.


We credit any Additional Purchase Payments to your Contract at the close of the Business Day in which we receive them at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive an Additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.


We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payment should be sent to the Annuities Service Center at the address shown on the first page of this Prospectus. You can find information about other methods of making Purchase Payments by contacting us.

Additional Purchase Payments by Wire

You may transmit Additional Purchase Payments by wire through your bank to our bank, as long as you provide appropriate instructions with the transmittal to identify your Contract, and the selected Investment Options (unless you have provided us with standing allocation instructions). Information about our bank, our account number, and the ABA routing number may be obtained from the Annuities Service Center. Banks may charge a fee for wire services.

If your wire order is complete, we will invest the Additional Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete for an identified Contract, we will immediately return it.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

Variable Investment Options

You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options, other than to Portfolios with balanced and diversified investment strategies (see "Portfolio Investment Objectives and Strategies" on page 22, should not be considered a diversified investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your registered representative.


Fixed Investment Options

The amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. In states where approved, we currently make available various Fixed Investment Options with durations of up to five years, and we may make one or more additional Fixed Investment Options available for Contracts issued before September 30, 2002. As long as you keep your money in a Fixed Investment Option until its expiration date, we bear all the investment risk on that money.

However, if you prematurely transfer, "surrender" or otherwise withdraw money from a Fixed Investment Option we will increase or reduce the remaining value in your Contract by an amount that approximates the impact that any changes in interest rates would have had on the market value of a debt instrument with terms comparable to that Fixed Investment Option. This "market value adjustment" (or "MVA") imposes investment risks on you. We describe how the market value adjustments work in "Calculation of Market Value Adjustment ("MVA")".

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

If your Contract is still in effect on its Maturity Date, it enters what is called the Annuity Period. During the Annuity Period, we make a series of fixed or variable payments to you as provided under one of our several Annuity Options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the Maturity Date. Therefore, you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.

You should carefully review the discussion under "VIII. The Annuity Period" for information about all of these choices you can make.

TO WHAT EXTENT CAN JHLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State Law Insurance Requirements


Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material features and benefits of the Contracts in this Prospectus.


Variations in Charges or Rates

We may vary the charges, durations of Fixed Investment Options, rates and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under the "Variations in Charges or Rates for Eligible Classes" section of this Prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders and systematic withdrawals);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.


How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as:


      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the Contract is being used; and

      -     the circumstances under which the payments are made.


If your Contract was issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

A 10% tax penalty applies in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.



Special rules have waived minimum distribution requirements for calendar year 2009 (see "IX. Federal Tax Matters").



CONTRACTS PURCHASED AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN DO NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, ANNUITY LIFETIME INCOME OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.



We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?

Allocation of Purchase Payments

When you applied for your Contract, you specified the Variable Investment Options or Fixed Investment Options (together, your Investment Options) in which your Purchase Payments will be allocated. You may change this investment allocation for future Purchase Payments at any time. Any change in allocation will be effective as of receipt of your request at the Annuities Service Center.


We do not impose a limit on the number of Investment Options to which you may allocate Purchase Payments at any one time during the accumulation period. For limits imposed during the annuity period, please see "Choosing Fixed or Variable Annuity Payments" in "VIII. The Annuity Period."


Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts held in one Investment Option to any other Investment Option. Although your Contract may impose restrictions on the maximum dollar amount that may be transferred among Variable Investment Options, we currently do not enforce these restrictions.

To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose the variable investment option's underlying Portfolio to increased investment portfolio transaction costs (affecting the value of the shares) and/or disrupt the Portfolio manager's ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.


To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of daytime trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging programs (see below under "Dollar Cost Averaging Programs") or our Strategic Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its fixed investment period, (c) transfers made within a prescribed period before and after a substitution of Portfolios and (d) transfers made during the Annuity Period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers during the Annuity Period" section of this Prospectus). Under the Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract Value in all

Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Variable Investment Option may be made. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

            - restricting the number of transfers made during a defined period,

            -     restricting the dollar amount of transfers,

            - restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail), and

            -     restricting transfers into and out of certain Sub-Accounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date.


DURING THE ANNUITY PERIOD, YOU MAY NOT MAKE ANY TRANSFER THAT WOULD RESULT IN MORE THAN FOUR INVESTMENT OPTIONS BEING USED AT ONCE. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply.


While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing disruptive frequent trading activity and avoid harm to long-term investors. If we are unsuccessful in restricting disruptive frequent trading activity, the Portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Procedure for Transferring Your Assets

You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Annuities Service Center. Your request should include:

            -     your name;

            -     daytime telephone number;

            -     Contract number;

            - the names of the Investment Options being transferred to and from each; and

            -     the amount of each transfer.


Your request becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually this is 4:00 p.m. Eastern Time). If we receive a transfer request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.



Telephone and Electronic Transactions



If you complete a special authorization form, we will permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.



To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and to maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:



            -     any loss or theft of your password; or



            -     any unauthorized use of your password.



We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.



All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.




Dollar Cost Averaging Program

You may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the standard dollar cost averaging program:

            - you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone;

            -     you may discontinue the program at any time;

            - the program automatically terminates when the Variable Investment Option from which we are taking the transfers has been exhausted;

            - automatic transfers to or from Fixed Investment Options are not permitted under this program.

We reserve the right to suspend or terminate the program at any time.


Special Transfer Services -- Asset Rebalancing Program



We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Portfolios. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Portfolios. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.



We will permit asset rebalancing only on the following time schedules:



            - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);



            - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or



            - annually on December 26th (or the next Business Day if December 26th is not a Business Day).




WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

We assess charges and deductions under the Contract against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolios' prospectuses.

Asset-Based Charges

We deduct Separate Account expenses daily, as a percentage of average account value, to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contracts, as follows:

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

                          DECLARATION VARIABLE ANNUITY

(Contracts with initial Purchase Payment less than $250,000)
     ASSET-BASED CHARGE                  1.25%

(Contracts with initial Purchase Payment equal to or greater than $250,000)
     ASSET-BASED CHARGE                  1.00%

This charge does not apply to assets you have in our Fixed Investment Options. We take the deduction proportionally from each Variable Investment Option you are then using.

In return for the mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less than expected.

Annual Contract Fee

We deduct a $30 annual Contract fee from Contracts with a Contract Value of less than $10,000. We deduct this charge at the end of each Contract Year. We also deduct it if you surrender your Contract, unless your Contract's total value, at the time of surrender, is $10,000 or above.

We take the deduction proportionally from each Variable Investment Option and each Fixed Investment Option you are then using. We reserve the right to increase the annual Contract fee to an amount up to $50.

Premium Taxes


We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                                          PREMIUM TAX RATE (1)
STATE OR                                QUALIFIED   NONQUALIFIED
TERRITORY                               CONTRACTS    CONTRACTS
CA                                        0.50%         2.35%
GUAM                                      4.00%         4.00%
ME (2)                                    0.00%         2.00%
NV                                        0.00%         3.50%
PR                                        1.00%         1.00%
SD (2)                                    0.00%         1.25% (3)
TX (4)                                    0.04%         0.04%
WV                                        1.00%         1.00%
WY                                        0.00%         1.00%


----------
(1)     Based on the state of residence at the time the tax is assessed.

(2)     We pay premium tax upon receipt of Purchase Payment.

(3)     0.80% on Purchase Payments in excess of $500,000.


(4)     Referred to as a "maintenance" tax.


Withdrawal Charge

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date ("partial withdrawal") or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date ("total withdrawal" or "surrender"), we may assess a withdrawal charge. Some people refer to this charge as a "contingent deferred withdrawal load". The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments as shown below:

                                               DECLARATION           DECLARATION
CONTRACT OWNER TRANSACTION                   VARIABLE ANNUITY      VARIABLE ANNUITY
EXPENSES                                     OUTSIDE NEW YORK       INSIDE NEW YORK
-----------------------------------------   -------------------   -------------------
Maximum Withdrawal Charge (as % of          6% for the 1st year   6% for the 1st year
amount of the Purchase Payment that         6% for the 2nd year   6% for the 2nd year
we consider to have been withdrawn          5% for the 3rd year   5% for the 3rd year
or surrendered) (1)                         5% for the 4th year   4% for the 4th year
                                            4% for the 5th year   3% for the 5th year
                                            3% for the 6th year   2% for the 6th year
                                            2% for the 7th year   1% for the 7th year
                                            0% thereafter         0% thereafter


----------
(1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

FREE WITHDRAWAL AMOUNTS. If you have any profit in your Contract, you can always withdraw that profit without any withdrawal charge. By "profit," we mean the amount by which your Contract's total value exceeds the Purchase Payments you have paid and have not (as discussed below) already withdrawn. If your Contract doesn't have any profit (or you have withdrawn it all) you can still make charge free withdrawals, unless and until all of your withdrawals during the same Contract Year exceed 10% of all of the Purchase Payments you have paid to date.

HOW WE DETERMINE AND DEDUCT THE CHARGE: If the amount you withdraw or surrender totals more than the free withdrawal amount during the Contract Year, we will assess a withdrawal charge shown in the Fee Tables on any amount of the excess that we attribute to Purchase Payments you made within a withdrawal charge period. Solely for purposes of determining the amount of the withdrawal charge, we assume that the amount of each withdrawal that exceeds the free withdrawal amount (together with any associated withdrawal charge) is a withdrawal first from the earliest Purchase Payment, and then from the next earliest Purchase Payment, and so forth until all payments have been exhausted. Once a Purchase Payment has been considered to have been "withdrawn" under these procedures, that Purchase Payment will not enter into any future withdrawal charge calculations.

We deduct the withdrawal charge proportionally from each Variable Investment Option and each Fixed Investment Option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a Growth option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other Investment Options, pro-rata based on the value in each. If your Contract as a whole has insufficient Surrender Value to pay the entire charge, we will pay you no more than the Surrender Value.

You will find examples of how we compute the withdrawal charge in Appendix B to this Prospectus.

WHEN WITHDRAWAL CHARGES DON'T APPLY: We don't assess a withdrawal charge in the following situations:

      - on amounts applied to an Annuity Option at the Contract's Maturity Date or to pay a death benefit;

      - on certain withdrawals if you have elected the Nursing Home Waiver Rider that waives the withdrawal charge; and

      - on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

HOW AN MVA AFFECTS THE WITHDRAWAL CHARGE. If you make a withdrawal from a Fixed Investment Option at a time when the related MVA results in an upward adjustment in your remaining value, we will calculate the withdrawal charge as if you had withdrawn that much more. Similarly, if the MVA results in a downward adjustment, we will compute any withdrawal charge as if you had withdrawn that much less.

Other Charges

If you purchased an optional benefit Rider, we will deduct the applicable charges for that benefit proportionally from each of your Investment Options, including the Fixed Investment Options, based on your value in each. We list these charges below:

                         OPTIONAL BENEFIT RIDER CHARGES (1)
    (AS A PERCENTAGE OF YOUR CONTRACT'S TOTAL VALUE UNLESS OTHERWISE STATED)

                          DECLARATION VARIABLE ANNUITY

Accidental Death Benefit Rider                               0.10%
Enhanced "Stepped Up" Death Benefit Rider                    0.15%
Nursing Home Waiver (2)                                      0.05% (3)

      (1) Charges for optional benefit Riders are assessed monthly. The monthly charge is 1/12 of the annual charge shown in this table.

      (2) This Rider was not available for Contracts issued after April 30, 2004.

      (3) As a portion of your Contract's total value attributable to Purchase Payments that are still subject to withdrawal charges.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and Partial Withdrawals

Prior to your Contract's Maturity Date, if the Annuitant is living, you may:

            - surrender your Contract for a cash payment of its Surrender Value; or

            -     make a partial withdrawal of the Surrender Value.


The Surrender Value of a Contract is the Contract Value, minus the annual Contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.


Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "IX. Federal Tax Matters." Among other things, if you make a full surrender or partial withdrawal from your Contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. When you take a partial withdrawal, we deduct any applicable withdrawal charge as a percentage of the total amount withdrawn. We take any applicable withdrawal charge from the amount remaining in a Contract after we process the amount you request.

We reserve the right to terminate your Contract if the value of your Contract becomes zero. You generally may not make any surrenders or partial withdrawals once we begin making payments under an Annuity Option. Your Contract also provides that, without our prior approval, you may not make a partial withdrawal for less than $100, or if the remaining total value of your Contract would be less than $1,000. We are not currently enforcing this limitation, but may do so in the future.


Your request to surrender your Contract or to make a partial withdrawal becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive a request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.



We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information, at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:



            - the New York Stock Exchange is closed (other than customary weekend and holiday closings);



            -     trading on the New York Stock Exchange is restricted;



            - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or



            - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for withdrawal of Contract Value. The transaction may be subject to taxes and any applicable withdrawal charges. If you determine to continue the remaining Contract, we will reduce the benefit under any existing optional benefit Rider to the Contract in accordance with its terms.


TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "IX. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see IX Federal Tax Matters" and the section titled "Qualified Plan Types" in the Statement of Additional Information.



Signature Guarantee Requirements for Surrenders and Partial Withdrawals (Not Applicable to Contracts Issued in New Jersey)


We require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:

      - you are requesting that we mail the amount withdrawn to an alternate address; or

      - you have changed your address within 30 days of the withdrawal request; or

      - you are requesting a withdrawal in the amount of $250,000 or greater.


We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.

Nursing Home Waiver of Withdrawal Charge

You have may purchased an optional nursing home waiver of withdrawal charge Rider when you applied for your Contract, as permitted by state law. If you purchased this Rider, we will waive the withdrawal charges on any withdrawals, provided all the following conditions apply:

      - You become confined to a nursing home beginning at least 90 days after we issue your Contract.

      - You remain in the nursing home for at least 90 consecutive days and receive skilled nursing care.

      - We receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility.

      -     Your confinement is prescribed by a doctor and medically necessary.

At the time of application, you could not purchase this Rider if (1) you were older than 75 years at application or (2) in most states, if you were confined to a nursing home within the past two years at application.


There are or may be situations other than those described above or elsewhere in the Prospectus (e.g., "Variations in Charges or Rates for Eligible Classes"), that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.


Systematic Withdrawal Plan


Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the Contract Value. Each systematic withdrawal is subject to any market value adjustment or withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How Will the Value of My Investment in the Contract Change Over Time?" and "What Fees and Charges Will be Deducted from My Contract?" The same tax consequences also generally will apply.


You may cancel the systematic withdrawal plan at any time.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

Telephone Withdrawals

If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract Value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "Telephone and Facsimile Transactions" in this Prospectus.

WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?

Death Benefits -- In General

The Contracts described in this Prospectus generally provide for distribution of death benefits if you die before a Contract's Maturity Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. We may pay death benefits in some cases on the Annuitant's death, instead of the Owner's death, if the Annuitant predeceases the Owner. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

Distribution Requirements Following Death of Owner

If you did not purchase your Contract under a tax qualified plan, the Code requires that the following distribution provisions apply if you die. We summarize these provisions (and the effect of spousal continuation) below. If your Contract has joint Owners, these provisions apply upon the death of the first to die.


IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:




      - if the Contract's designated Beneficiary is your surviving spouse who falls within the definition of "spouse" under the federal Defense of Marriage Act, your spouse may continue the Contract as the new Owner without triggering adverse federal tax consequences. See "X. Other Information - Spouse." In that case:

                  o we will not pay a death benefit, if you are the Annuitant, but the total value of your Contract will equal the death benefit that would have been payable, excluding amounts payable under any optional benefit Riders; and

                  o any additional amount that we may credit to your Contract will be allocated to the Investment Options in the same ratio as the investment allocations held at the time of death and will not be subject to any future surrender or withdrawal charges. If your spouse makes any Additional Purchase Payments (and if there are any unliquidated Purchase Payments at the time of your death), however, they will be subject to future surrender or withdrawal charges as provided in your Contract;

      - if the Beneficiary is not your surviving spouse or if the Beneficiary is your surviving spouse but chooses not to continue the Contract, the "entire interest" (as discussed below) in a Contract on the date of your death must be:

                  o     paid out in full within five years of your death; or

                  o applied in full towards the purchase of a life annuity on the Beneficiary, or for a similar benefit payable over a period not extending beyond the life expectancy of the Beneficiary, with payments commencing within one year of your death.

Your "entire interest" on the date of your death, if you are the last surviving Annuitant as well as the Owner, equals the death benefit that then becomes payable. If you are the Owner but not the last surviving Annuitant, the "entire interest" equals:

      - the surrender value if paid out in full within five years of your death; or

      - the total value of your Contract applied in full towards the purchase of a life annuity on the Beneficiary, or for a similar benefit payable over a period not extending beyond the life expectancy of the Beneficiary, with payments commencing within one year of your death.

YOU SHOULD REVIEW YOUR CONTRACT CAREFULLY TO DETERMINE THE "ENTIRE INTEREST" THAT WILL BE DISTRIBUTED UPON AN OWNER'S DEATH.

IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

      - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

The Code imposes very similar distribution requirements on Contracts used to fund Qualified Plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

Death Benefits Following Death of Annuitant

If the Annuitant dies before your Contract's Maturity Date, we will pay a standard death benefit, unless you have elected an enhanced death benefit Rider. YOU SHOULD REVIEW YOUR CONTRACT CAREFULLY TO DETERMINE WHEN A "STANDARD" DEATH BENEFIT IS PAYABLE.

If your Contract has joint Owners, each Owner will automatically be deemed to be the Beneficiary of the other. This means that any death benefit payable upon the death of one Owner will be paid to the other Owner. In that case, any other Beneficiary you have named would receive the death benefit only if neither joint Owner remains alive at the time the death benefit becomes payable.

Standard Death Benefit

The standard death benefit is the greater of:

            For Contracts that were issued outside New York:

            - the total value of your Contract adjusted by any then-applicable market value adjustment; or

            - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges.

            For Contracts that were issued inside New York:

            -     the total value of your Contract; or

            - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges.

Enhanced Death Benefit Riders

We offered several optional death benefit Riders under Patriot Contracts that, depending on state availability and our underwriting rules, were available to you at the time you purchased your Contract. For an extra fee, these optional death benefit Riders may enhance the standard death benefit payable under your Contract, subject to the terms and limitations contained in the Rider. We offered a "Stepped-up" death benefit Rider and an "Accidental Death Benefit" Rider to applicants under age 80 at the time of purchase. We provide a general description of each of these Riders in Appendix C to this Prospectus.

Calculation and Payment of Death Benefit Value

We calculate the death benefit value as of the day we receive, in proper order at the Annuities Service Center:

      -     proof of death before the Contract's Maturity date; and

      -     any required instructions as to method of settlement.

We will generally pay the death benefit in a "lump-sum" under our current administrative procedures to the Beneficiary you chose, unless:

      - the death benefit is payable because of the Owner's death, the designated Beneficiary is the Owner's spouse, and he or she elects to continue the Contract in force; or

      - an optional method of settlement is in effect. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than the minimum stated in your Contract (in most states, $5,000), we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity Options."


We will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Delay of Certain Payments" in the Statement of Additional Information). Beneficiaries who opt for a lump sum payout of their portion of the death benefit will receive the funds in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the Beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the Beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.



You can find more information about optional methods of settlement under "Annuity Options."


CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. To have canceled your Contract, you would have delivered or mailed it to us or to the JHLICO representative who delivered the Contract to you.


In most states, you would have received a refund equal to the total value of your Contract on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you would have paid, if that amount were higher. The date of cancellation would have been the date we receive the Contract.

    V. General Information about Us, the Separate Account and the Portfolios

THE COMPANY


We are John Hancock Life Insurance Company, a Massachusetts stock life insurance company. We are located at 601 Congress Street, Boston, Massachusetts 02210. We also have an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815. We are authorized to transact life insurance and annuity business in all states and the District of Columbia.


On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, the Company's ultimate parent is now Manulife Financial Corporation.


On July 29, 2008, the Board of Directors of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") unanimously voted to authorize the company to enter into an agreement to merge with two of its affiliates, JHLICO and JHVLICO. The Merger Agreement, which has also been authorized by the Boards of Directors of JHLICO and JHVLICO, is subject to the applicable regulatory approvals for insurance regulators in Massachusetts and Michigan and in the other jurisdictions where the companies are licensed. The Merger Agreement, if approved, will become effective in 2009 or such other time as may be agreed by the parties. Pursuant to the terms of the Merger Agreement, JHLICO and JHVLICO would cease to exist, and the companies' assets and obligations would be assumed by John Hancock USA.



RATING AGENCIES, ENDORSEMENTS AND COMPARISONS. We are ranked and rated by independent financial rating services, including Moody's Investors Service, Inc., Standard & Poor's Rating Services, Fitch Ratings Ltd. and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of John Hancock USA and John Hancock NY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Accounts or their Sub-Accounts, or the Trust or its Portfolios. The ratings are available on our website. We may from time to time publish the ratings in advertisements, sales literature, reports to Contract Owners, etc. In addition, we may include in certain promotional literature endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts.



We may also occasionally include in advertisements comparisons of performance information for a Variable Account to:



      - other variable annuity separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria;



      - the Consumer Price Index, to assess the real rate of return from buying a Contract by taking inflation into consideration;



      -     various indices that are unmanaged;



      - currently taxable and tax deferred investment programs, based on selected tax brackets.



Our advertisements may also include discussions of alternative investment vehicles and general economic conditions.





THE SEPARATE ACCOUNT

You do not invest directly in the Portfolios made available under the Contract. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through John Hancock Variable Annuity Account H. Please refer to your Contract. We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio).

The Company established John Hancock Variable Annuity Account H under Massachusetts law. The Separate Account's assets, including the Portfolios' shares, belong to JHLICO. Each Contract provides that amounts we hold in the Separate Account pursuant to the Contracts cannot be reached by any other persons who may have claims against us.

The income, gains and losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Nevertheless, all obligations arising under the Contract are general corporate obligations of ours. Assets of our Separate Account may not be charged with liabilities arising out of any of our other business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


The Separate Account is registered as a unit investment trust under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE PORTFOLIOS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in NAV shares of a corresponding Portfolio of John Hancock Trust.


THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain qualified pension, retirement or college savings plans.


Investment Management

The Portfolios' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Portfolio or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.


The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. Compensation payments may be made by a Portfolio's investment adviser or its affiliates. Any such payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

Portfolio Investment Objective and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST
(We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolio alphabetically by subadviser)

CAPITAL GUARDIAN TRUST COMPANY
    Overseas Equity Trust               Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

DAVIS SELECTED ADVISERS, L.P.
    Financial Services Trust            Seeks growth of capital. To do this, the Portfolio invests at least 80% of its net assets in companies that are principally engaged in financial services.

DECLARATION MANAGEMENT & RESEARCH LLC
     Active Bond Trust (1)              Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.A.) LIMITED
    500 Index Trust B                   Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.  To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500(R) index and securities that as a group will behave in a manner similar to the index. (2)

    Money Market Trust B                Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Portfolio invests in high quality, U.S. dollar denominated money market instruments.

    Optimized All Cap Trust             Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity securities of large, mid and small-cap U.S. companies with strong industry position, leading market share, proven management and strong financials.

WELLINGTON MANAGEMENT COMPANY, LLP
    Small Cap Growth Trust              Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

---------
(1) The Active Bond Trust is also subadvised by MFC Global Investment Management (U.S.), LLC.

(2) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. The S&P 500(R) is an unmanaged index representing 500 of the largest companies in the U.S. As of February 29, 2008, the mid cap range for S&P 500(R) was from $744 million to $468.29 billion, and for the S&P MidCap 400(R), was $302 million to $11.13 billion.

                 VI. Information about Fixed Investment Options

IN GENERAL

All of JHLICO's general assets (discussed above) support its obligations under the Fixed Investment Options (as well as all of its other obligations and liabilities). To hold the assets that support primarily the Fixed Investment Options, we have established a "non-unitized" separate account. With a non-unitized separate account, you have no interest in or preferential claim on any of the assets held in the account. The investments we purchase with amounts you allocated to any Fixed Investment Option belong to us; any favorable investment performance on the assets allocated to the Fixed Investment Options belongs to us. Instead, you earn interest at the rate of the Fixed Investment Option you selected, provided that you don't surrender, transfer, or withdraw your assets prior to the end of your selected Fixed Investment Option.


Because of exemptive and exclusionary provisions, interests in the Fixed Investment Options have not been registered under the Securities Act of 1933, and our non-unitized separate account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any of its assets are subject to the provision of these acts. We have been advised that the SEC staff has not reviewed the disclosure in this Prospectus relating to the Fixed Investment Options. Disclosure regarding the Fixed Investment Options is, however, subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.


HOW THE FIXED INVESTMENT OPTIONS WORK

Amounts you allocate to the Fixed Investment Options earn interest at a guaranteed rate commencing with the date of allocation. At the expiration of the Fixed Investment Options, we will automatically transfer its total value to the Money Market Variable Investment Option under your Contract, unless you elect to:

            - withdraw all or a portion of any such amount from the Contract;

            - allocate all or a portion of such amount to a new Fixed Investment Option or periods of the same or different duration as the expiring Fixed Investment Option; or

            - allocate all or a portion of such amount to one or more of the Variable Investment Options.

You must notify us of any such election, by mailing a request to us at the Annuities Service Center at least 30 days prior to the end of the expiring Fixed Investment Option. We will notify you of the end of the Fixed Investment Option at least 30 days prior to its expiration (45 days for Contracts issued in NY). The first day of the new Fixed Investment Option or other reallocation will begin the day after the end of the expiring Fixed Investment Option.

We currently make available Fixed Investment Options with durations of five years. For contracts issued before September 30, 2002, however, we may permit you to select different durations. If you select any Fixed Investment Option with a duration that extends beyond your Contract's Maturity Date, your Maturity Date will automatically be changed to the Annuitant's 95th birthday (90th for Contracts issued in NY) , or a later date, if we approve. We reserve the right to add or delete Fixed Investment Options for new allocations to or from those that are available at any time.

Guaranteed Interest Rates

Each Fixed Investment Option has its own guaranteed interest rate. We may, at our discretion, change the guaranteed rate for future Fixed Investment Options. These changes will not affect the guaranteed rates being paid on Fixed Investment Options that have already commenced. Each time you allocate or transfer money to a Fixed Investment Option, a new Fixed Investment Option, with a new interest rate, begins to run with respect to that amount. The amount allocated or transferred earns a guaranteed rate that will continue unchanged until the end of that period. We will not make available any Fixed Investment Option offering a guaranteed rate below 3%.

We make the final determination of guaranteed rates and Fixed Investment Options to be declared. We cannot predict or assure the level of any future guaranteed rates or the availability of any future Fixed Investment Options.

You may obtain information concerning the guaranteed rates applicable to the various Fixed Investment Options, and the durations of the Fixed Investment Options offered, at any time by calling the Annuities Service Center.

Calculation of Market Value Adjustment ("MVA")

If you withdraw, surrender, transfer, or otherwise remove money from a Fixed Investment Option prior to its expiration date, we will apply a market value adjustment. A market value adjustment also generally applies to:

            - death benefits pursuant to your contract (not applicable to Contracts issued in NY);

            -     amounts you apply to an Annuity Option; and

            -     amounts paid in a single sum in lieu of an annuity.

The market value adjustment increases or decreases your remaining value in the Fixed Investment Option. If the value in that Fixed Investment Option is insufficient to pay any negative MVA, we will deduct any excess from the value in your other Investment Options pro-rata based on the value in each. If there is insufficient value in your other investment options, we will in no event pay out more than the Surrender Value of the Contract. Here is how the MVA works:

We compare:

            - the guaranteed rate of the Fixed Investment Option from which the assets are being taken WITH

            - the guaranteed rate we are currently offering for Fixed Investment Options of the same duration as remains on the Fixed Investment Option from which the assets are being taken.

If the first rate exceeds the second by more than 1/2% (1/4% for Contracts issued in FL and NY), the market value adjustment produces an increase in your Contract's value.

If the first rate does not exceed the second by at least 1/2% (1/4% for Contracts issued in FL and NY), the market value adjustment produces a decrease in your Contract's value.

For this purpose, we consider that the amount withdrawn from a Fixed Investment Option includes the amount of any negative MVA and is reduced by the amount of any positive MVA.

The mathematical formula and sample calculations for the market value adjustment appear in Appendix A.

Limitation on Market Value Adjustments

In no event will the market value adjustment (positive or negative) exceed the amount of any excess interest we credit on a Fixed Investment Option up to the date of computation. Excess interest means the dollar amount of interest earned to date on the amount being withdrawn in excess of what would have been earned if the effective annual interest rate had been 3%.

                          VII. The Accumulation Period

YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases "accumulation units" of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                          dollar amount of transaction

                                   DIVIDED BY

               value of one accumulation unit for the applicable
                 Variable Investment Option at the time of such
                                  transaction

The value of each accumulation unit will change daily depending upon the investment performance of the Portfolio that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option. (See below under "Variable Investment Option Valuation Procedures.")

Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:

                  number of accumulation units in the Variable
                               Investment Options


                                 MULTIPLIED BY


                     value of one accumulation unit for the
               applicable Variable Investment Option at that time



VARIABLE INVESTMENT OPTION VALUATION PROCEDURES



We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the accumulation unit value will be the same as the value at the close of the next following Business Day.


YOUR VALUE IN THE FIXED INVESTMENT OPTIONS

On any date, the total value of your Contract in a Fixed Investment Option equals:

      - the amount of Purchase Payments or transferred amounts allocated to the Fixed Investment Option, minus

      - the amount of any withdrawals or transfers paid out of the Fixed Investment Option, minus

      - the amount of any negative market value adjustments resulting from such withdrawals or transfers, plus

      - the amount of any positive market value adjustments resulting from such withdrawals and transfers, minus

      - the amount of any charges and fees deducted from that Fixed Investment Option, plus

      - interest compounded daily on any amounts in the Fixed Investment Option from time to time at the effective annual rate of interest we have declared for that Fixed Investment Option.

                            VIII. The Annuity Period

Annuity payments are made to the Annuitant, if still living. If more than one Annuitant is living at the Maturity Date, the payments are made to the younger of them.


MATURITY DATE


Your Contract specifies the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially choose a Maturity Date when you complete your application for a Contract. Unless we otherwise permit, the Maturity Date must be:

      - at least 6 months (12 months for Contracts issued in NY) after the date the first Purchase Payment is applied to your Contract; and

      - no later than the maximum age specified in your Contract (normally age 95; in NY it's the later of age 90 or 10 years after the date we issued your Contract).

Subject always to these requirements, you may subsequently change the Maturity Date. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Also, if you are selecting or changing your Maturity Date for a Contract issued under a Qualified Plan, special limits apply (see "IX. Federal Tax Matters"). The Annuities Service Center must receive your new selection at least 31 days prior to the new Maturity Date.

NOTICE OF MATURITY DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. We may delay the start of annuity payments if you fail to verify this information.

CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS

During the Annuity Period, the total value of your Contract must be allocated to no more than four Investment Options. During the Annuity Period, we do not offer the Fixed Investment Options. Instead, we offer annuity payments on a fixed basis as one Investment Option, and annuity payments on a variable basis for EACH Variable Investment Option.

We will generally apply (1) amounts allocated to the Fixed Investment Options as of the Maturity Date to provide annuity payments on a fixed basis and (2) amounts allocated to Variable Investment Options to provide annuity payments on a variable basis. If you are using more than four Investment Options on the Maturity Date, we will divide your Contract's value among the four Investment Options with the largest values (considering all Fixed Investment Options as a single option), pro-rata based on the amount of the total value of your Contract that you have in each.

We will make a market value adjustment to any remaining Fixed Investment Option amounts on the Maturity Date, before we apply such amounts to an annuity payment option. We will also deduct any premium tax charge.

Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

SELECTING AN ANNUITY OPTION


Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period (discussed under "Annuity Options".)


Prior to the Maturity Date, you may select a different Annuity Option. However, if the total value of your Contract on the Maturity Date is less than $5,000, you may only select Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period as an Annuity Option, regardless of any other election that you have made. You may not change the form of Annuity Option once payments commence.

If the initial monthly payment under an Annuity Option would be less than $50, we may make a single sum payment equal to the total surrender value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

Subject to that $50 minimum limitation, your Beneficiary may elect an Annuity Option if:

      -     you have not made an election prior to the Annuitant's death;

      - the Beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

      - the Beneficiary notifies us of the election prior to the date the proceeds become payable.

VARIABLE MONTHLY ANNUITY PAYMENTS


During the Annuity Period, the Contract Value must be allocated to no more than four Investment Options. During the Annuity Period, we offer annuity payments on a variable basis for each Variable Investment Option. If you are using more than four Investment Options on the Maturity Date, under a deferred Contract, we will divide your Contract Value (after deducting any premium tax charge that was not deducted from Purchase Payments) among the four Investment Options with the largest values, pro-rata based on the amount of the Contract Value that you have in each.


We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.

The amount of each subsequent variable annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option.

Here's how it works:

      - We calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

      - If that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

      - If the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES


We compute the net investment return and Annuity Unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the Annuity Unit value will be the same as the value at the close of the next following Business Day.


ASSUMED INVESTMENT RATE

The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

TRANSFERS DURING THE ANNUITY PERIOD

Some transfers are permitted during the Annuity Period, but subject to different limitations than during the Accumulation Period. Once annuity payments on a variable basis have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the Maturity Date will be made by converting the number of ANNUITY UNITS being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new sub-account selected. Once annuity payments begin, no transfers may be made from payments on a fixed basis to payments on a variable basis or from payments on a variable basis to payments on a fixed basis. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

FIXED MONTHLY ANNUITY PAYMENTS

The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the Annuity Option selected. To determine such dollar amounts we first, in accordance with the procedures described above, calculate the amount to be applied to the Fixed Annuity Option as of the Maturity Date. We then subtract any applicable premium tax charge, if applicable, and divide the difference by $1,000.

We then multiply the result by the greater of:

      - the applicable Fixed Annuity purchase rate shown in the appropriate table in the Contract; or

      - the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the Annuitant, unless prohibited by law.)

ANNUITY OPTIONS

Here are some of the Annuity Options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those Annuity Options listed here and in your Contract.

OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guaranteed period to a contingent payee, subject to the terms of any supplemental agreement issued.

Federal income tax requirements currently applicable to Contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

OPTION C - JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

OPTION D - JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.

OPTION E - LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.

OPTION F - INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

OPTION G - INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the Contract.

With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only Fixed Annuity payments. Payments under Options F and G must continue for 10 years, unless your Contract has been in force for 5 years or more.

If the payee is more than 85 years old on the Maturity Date, the following two options are not available without our consent:

      - Option A: "Life Annuity with Payments for a Guaranteed Period" for the 5 year period and

      -     Option B: "Life Annuity without Further Payment on Death of Payee."

                             IX. Federal Tax Matters

INTRODUCTION


The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.


The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS


At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.


If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


CHARITABLE REMAINDER TRUSTS



This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.



NONQUALIFIED CONTRACTS

(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. (A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.)


Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment until you have recovered your entire investment in the Contract. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity Nonqualified contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.


As mentioned above, amounts received in either a partial withdrawal or full surrender are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in either a partial withdrawal or full surrender could be greater or less depending on how the market value adjustment is treated.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

      - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

      - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

      - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

      - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

      - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:



            - received on or after the date on which the Contract Owner reaches age 59 1/2;



            - attributable to the Contract Owner becoming disabled (as defined in the tax law);



            - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;



            - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;



            -     made under a single-premium immediate annuity contract; or



            - made with respect to certain annuities issued in connection with structured settlement agreements.



Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



Exchanges of Annuity Contracts



We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may not exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit.) If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includable in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange. You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.



Puerto Rico Nonqualified Contracts



IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A TAX ADVISER. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Nonqualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan, including IRAs)


The Contracts are also available for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix E of this Prospectus and in the Statement of Additional Information, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Required Minimum Distributions



Treasury Regulations prescribe required minimum distribution ("RMD") rules governing the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.



TEMPORARY WAIVER OF RMDs FOR 2009. On December 23, 2008, the Worker, Retiree, and Employer Recovery Act of 2008 (the "Act") was signed into law. The Act provides a temporary waiver from required minimum distribution (RMD) rules in 2009 for certain tax-qualified retirement plans (including IRAs). You will need to notify us if you wish to suspend systematic withdrawals of RMD amounts under a Contract intended for use with a tax-qualified retirement plan (including an IRA).



Under the Act, no minimum distribution is required for calendar year 2009 from individual retirement plans and employer-provided "defined contribution" retirement plans. The next RMD under these types of plans would be for calendar year 2010. This relief applies to lifetime distributions to employees and IRA owners and after-death distributions to beneficiaries.



In the case of an individual who attains age 70 1/2 in 2009 (i.e., the individual's required beginning date under current law is April 1, 2010), no distribution is required for 2009 and no distribution will be required to be made by April 1, 2010.



If the five year rule applies to the payment of death benefit amounts, the Act provides that the five year period is determined without regard to calendar year 2009. For example, if an individual dies in 2007, the Act provides that the five year period ends in 2013 instead of 2012.



The Act does not change:



            - the requirement for an individual who attains age 70 1/2 in 2008 to begin RMDs, if not made during 2008, by April 1, 2009; and



            -     any RMD for calendar years after 2009.



In the case of an employer-provided plan, the Act also provides that if a plan makes a distribution in 2009 that is an "eligible rollover distribution" (but would have been an RMD if not for the Act's waiver of 2009 requirements), the plan may, but is not required to, offer an employee the ability to make a direct rollover of that amount and provide the employee with a written explanation of the requirement. If the employee elects to receive the distribution, the distribution is not subject to mandatory 20% federal income tax withholding.



Unless you notify us otherwise, we will continue to process systematic withdrawals that you have pre-authorized for an RMD amount. Please read the annuity prospectus carefully for additional information about the systematic withdrawal program(s) offered under your Contract.



You may not be required to take an RMD from a Contract in 2009. If you take a pre-authorized systematic withdrawal for a "required minimum distribution" amount in 2009, the withdrawal: (i) may be subject to income tax and, if your Rider calculates an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax; (ii) may reduce the death benefit and other optional benefits; and
(iii) may cancel your eligibility to earn a Credit under the provisions of your guaranteed minimum withdrawal benefit Rider during any Contract Year in which you receive a payment under the systematic withdrawal program.



Call or write us at the Annuities Service Center listed on the first page of this Prospectus if you wish to defer your RMD for 2009. If you would like to defer your RMD for 2009 but have already received a scheduled distribution, call our Annuities Service Center within 60 days of receipt of your distribution to discuss your options.

Please consult your tax advisor to determine how the Act affects your RMDs.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.


When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Rollovers and Transfers

If permitted under your plan, you may make take a distribution:

      - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;

      - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

      - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA;

      - from a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and make a "tax-free" rollover to any such plans.


In addition, if your spouse survives you and falls within the definition of "spouse" under the federal Defense of Marriage Act, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may, if permitted by the plan, transfer to a traditional IRA take the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return. This type of rollover is taxable. You may make a tax-free rollover to a Roth IRA from a Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or Section 403(b) of the Code.



Although we allow a beneficiary of an IRA who is eligible to roll the IRA over to a Contract as a traditional or Roth IRA to do so, we do not allow such an IRA beneficiary to purchase any of our optional benefit Riders on that Contract.

In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.

Withholding on Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan, a traditional IRA or a Roth IRA.


If you take a distribution from a Qualified Contract, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read "What Other Optional Benefits May Have Been Available to Me Under a Contract?" in "IV. Basic Information" earlier in this Prospectus for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another tax-qualified retirement plan. Similarly, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you, if you wish to purchase a Qualified Contract. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU PURCHASED A CONTRACT FOR USE WITH A TAX-QUALIFIED RETIREMENT PLAN.

Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

      -     you have adjusted gross income over $100,000; or

      -     you are a married tax payer filing a separate return.


These restrictions do not apply in tax years beginning after December 31, 2009. The Roth IRA annual contribution limit does not apply to converted or rollover amounts.



You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or
Section 403(b) of the Code. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.


If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you do instruct us to withhold for taxes when converting an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read "What Other Optional Benefits May Have Been Available to Me Under a Contract?" in "IV. Basic Information" earlier in this Prospectus for information about the impact of withdrawals on optional benefit Riders.

You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Section 403(b) Qualified Plans



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. We currently are not offering this Contract for use in a retirement plan intended to qualify as a
Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless (a) we (or an affiliate of ours) previously issued annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your
Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section. 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together, the "Required Documentation").



We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.



In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with a rollover transfer of initial Purchase Payment funds, the transfer may be treated as a taxable transaction.


Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.


If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a qualified tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.



Please see Appendix D or request a copy of the Statement of Additional Information from the Annuities Service Center for more detailed information regarding Section 403(b) Qualified Plans.


Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                              X. Other Information

ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY

To qualify for favorable tax treatment, certain Contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the Owner is a trustee under section 401(a) of the Code.

Subject to these limits, while the Annuitant is alive, you may designate someone else as the Owner by written notice to the Annuities Service Center. You choose the Beneficiary in the application for the Contract. You may change the Beneficiary by written notice no later than receipt of due proof of the death of the Annuitant. Changes of Owner or Beneficiary will take effect when we receive them, whether or not you or the Annuitant is then alive. However, these changes are subject to:

      -     the rights of any assignees of record; and

      -     certain other conditions referenced in the Contract.

An assignment, pledge, or other transfer may be a taxable event. See "IX. Federal Tax Matters" above. Therefore, you should consult a competent tax adviser before taking any such action.


BENEFICIARY



The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.



SPOUSE



FEDERAL DEFINITION OF SPOUSE. Any federal tax provisions related to status as a "spouse" are governed by the federal Defense of Marriage Act ("DOMA"), which does not recognize civil unions or same-sex marriages that may be allowed under state law. Please consult with your tax advisor for information on how federal tax rules may affect Contracts where civil union or same-sex marriage partners, either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s).



STATE VARIATIONS. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as spouses who fall within the DOMA definition. To see a table of states with such a requirement, you may request a Statement of Additional Information from the Annuities Service Center. You should consult with a qualified financial professional for additional information on your state's regulations regarding civil unions and same-sex marriages.


PERFORMANCE INFORMATION

We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Separate Account level" performance. In our Separate Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.

Total return at the Separate Account level is the percentage change between:

      - the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period; and

      -     the value at the end of such period.

At the Separate Account level, total return reflects adjustments for:

      -     the mortality and expense risk charges;

      -     the annual Contract fee; and

      - any withdrawal charge payable if the Owner surrenders his Contract at the end of the relevant period.

Total return at the Separate Account level does not, however, reflect any premium tax charges or any charges for optional benefit Riders. Total return at the Separate Account level will be lower than that at the Portfolio level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any Contract fee or withdrawal charge and it may be for additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current Yield refers to the income earned on your investment in the Money Market investment option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Separate Account level, but will not reflect any premium tax, any withdrawal charge, or any charge for optional benefit Riders.

REPORTS


At least annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the Portfolios.


VOTING PRIVILEGES

At meetings of the Trust's shareholders, we will generally vote all the shares of each Portfolio that we hold in the Separate Account in accordance with instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.

CHANGES TO THE SEPARATE ACCOUNT

We reserve the right, subject to applicable law, including any required shareholder approval,

            - to transfer assets that we determine to be your assets from the Separate Account to another separate account or Investment Option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions;

            -     to add or delete Variable Investment Options;

            -     to change the underlying investment vehicles;

            -     to operate the Separate Account in any form permitted by law;
                  and

            - to terminate the Separate Account's registration under the 1940 Act, if such registration should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any Contract charges, or an increase in a credited interest rate for a Fixed Investment Option. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

      -     the size of the initial Purchase Payment,

      -     the size of the group or class,

      - the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted,

      - the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

      - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

      - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.

We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges, rates, or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.

DISTRIBUTION OF CONTRACTS

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company and an affiliate of ours, is the principal underwriter and distributor of the Contract interests offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD").

We offered the Contract for sale through broker-dealers that entered into selling agreements for the sale of the Contracts. Broker-dealers sold the Contract through their registered representatives who have been appointed by us to act as our insurance agents. Signator Investors, Inc. ("Signator"), a subsidiary of John Hancock Life Insurance Company, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contract.


JH Distributors may pay on-going compensation to broker-dealers in connection with the sale or servicing of a Contract. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator compensated its registered representatives for sales of the Contracts on a commission and fee service basis. We may also reimburse Signator for direct and indirect expenses actually incurred in connection with the distribution of these Contracts.



Signator representatives may have received additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also have provided significant additional amounts to broker dealers or other financial services firms which sold or arranged for the sale of the Contracts. Such compensation may have included, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may have been motivated to sell our Contracts instead of Contracts issued by other insurance companies.

We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to Contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts as described in this Prospectus.


STATEMENT OF ADDITIONAL INFORMATION



Our Statement of Additional Information provides additional information about the Contract and the Separate Account, including information on our history, services provided to the Separate Account and legal and regulatory matters. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the Contract and the Separate Account. We list the Table of Contents of the Statement of Additional Information below.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
Statement of Additional Information
Table of Contents



                                                                                          page of SAI
General Information and History........................................................    1
Accumulation Unit Values...............................................................    1
Services...............................................................................    1
  Independent Registered Public Accounting Firm........................................    1
  Principal Underwriter................................................................    1
  Special Compensation and Reimbursement Arrangements..................................    1
    Sales and Asset-Based Payments.....................................................    4
    Administrative and Processing Support Payments.....................................    4
    Other Payments.....................................................................    4
Calculation of Performance Data........................................................    6
  Money Market Variable Investment Options.............................................    6
  Other Investment Options.............................................................    6
    "Standardized" Total Return........................................................    6
    "Non-Standardized" Performance.....................................................    6
Other Performance Information..........................................................    6
Table of State Variations..............................................................    6
Qualified Plan Types...................................................................    8
  Traditional IRAs.....................................................................    8
  Roth IRAs............................................................................    8
  Simple IRA Plans.....................................................................    9
  Simplified Employee Pensions (SEP-IRAs)..............................................    9
  Section 403(b) Qualified Plans or Tax-Sheltered Annuities............................   11
  Restrictions Under the Texas Optional Retirement Program.............................   11
  Corporate and Self-Employed ("HR 10 and "Keogh") Pension and Profit-Sharing Plans....   11
  Deferred Compensation Plans of State and Local Governments and Tax-Exempt
  Organizations........................................................................   12
Calculation of Annuity Payments........................................................   12
  Calculation of Annuity Units.........................................................   13
    Annuity Unit Values................................................................   13
  Mortality Tables.....................................................................   13
Additional Information About Determining Unit Values...................................   14
  Net Investment Rate..................................................................   14
  Adjustment of Units and Values.......................................................   14
  Hypothetical Example Illustrating the Calculation of Accumulation Unit Values
  and Annuity Unit Values..............................................................   14
Purchases and Redemptions of Portfolio Shares..........................................   14
The Separate Account...................................................................   14
Delay of Certain Payments..............................................................   15
Liability for Telephone Transfers......................................................   15
Voting Privileges......................................................................   15
Legal and Regulatory Matters...........................................................   16
Financial Statements...................................................................   17

FINANCIAL STATEMENTS



The Statement of Additional Information also contains the Company's financial statements as of the years ended 2007 and 2008, and its Separate Account's financial statements as of the year ended 2008 (the "Financial Statements"). Our Financial Statements provide information on our financial strength as of the year ended 2008, including information on our general account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company's general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.

             APPENDIX A: Details About Our Fixed Investment Options

INVESTMENTS THAT SUPPORT OUR GUARANTEE PERIODS

We back our obligations under the guarantee periods with JHLICO's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the Fixed Investment Options). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.

We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

            -     corporate bonds;

            -     mortgages;

            -     mortgage-backed and asset-backed securities; and

            -     government and agency issues.

We invest primarily in domestic investment-grade securities. In addition, we use derivative Contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.

GUARANTEED INTEREST RATES

We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected Fixed Investment Option at the time we:

            -     receive your Purchase Payment;

            -     effectuate your transfer; or

            -     renew your guarantee period.

We have no specific formula for establishing the guaranteed rates for the Fixed Investment Options. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the Fixed Investment Option. In determining guarantee rates, we may also consider, among other factors, the duration of the Fixed Investment Option, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.

COMPUTATION OF MARKET VALUE ADJUSTMENT

We determine the amount of the market value adjustment by multiplying the amount being taken from the Fixed Investment Option (before any applicable withdrawal charge) by a factor expressed by the following formula:

                       (1 + g)/(1 + c + 0.005) (n/12) - 1

where:

      - G is the guaranteed rate in effect for the current Fixed Investment Option.

      - C is the current guaranteed rate in effect for new Fixed Investment Options with duration equal to the number of years remaining in the current Fixed Investment Option (rounded to the nearest whole number of years). If we are not currently offering such a Fixed

      - Investment Option, we will declare a guarantee rate, solely for this purpose, consistent with interest rates currently available.

      - N is the number of complete months from the date of withdrawal to the end of the current Fixed Investment Option. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the Fixed Investment Option, in which case no adjustment applies.)

For Contracts issued in NY, we use the following formula instead:

                      (1 + g)/(1 + c + 0.0025) (n/12) - 1

where:

      - G is the guaranteed rate in effect for the current Fixed Investment Option.

      - C is the current guaranteed rate in effect for a new Fixed Investment Option with duration equal to the time remaining in the current Fixed Investment Option. If the time remaining in the current Fixed Investment Option is not a whole number of years, then the rate will be interpolated between the guaranteed rates then in effect for the two new Fixed Investment Options then being offered with durations closest to the time remaining in the current Fixed Investment Option.

      - N is the number of complete months from the date of withdrawal to the end of the current Fixed Investment Option. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the Fixed Investment Option, in which case no adjustment applies.)

SAMPLE CALCULATION 1:  POSITIVE ADJUSTMENT

Purchase Payment                                  $10,000
Guarantee period                                  5 years
Time of withdrawal or transfer                    beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                   $10,816
Guaranteed rate (g)                               4%
Guaranteed rate for new 3 year guarantee (c)      3%
Remaining guarantee period (n)                    36 months

Maximum positive adjustment: $10,000 x (1.04 (2) - 1.03 (2)) = $207
(i.e., the maximum withdrawal adjusted for market value adjustment is $11,023, or $10,816 + $207)

MARKET VALUE ADJUSTMENT:

         10,816 X [(1 + 0.04)/(1 + 0.03 + 0.005) (36/12) - 1] = 157.51

Amount withdrawn or transferred (adjusted for market value adjustment): $10,816 + $157.51 = $10,973.51

SAMPLE CALCULATION 2:  POSITIVE ADJUSTMENT IN NEW YORK

Purchase Payment                                  $10,000
Guarantee period                                  5 years
Time of withdrawal or transfer                    beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                   $10,712
Guaranteed rate (g)                               3.5%
Guaranteed rate for new 3 year guarantee (c)      3%
Remaining guarantee period (n)                    36 months

Maximum positive adjustment: $10,000 x (1.035 (2) - 1.03 (2)) = $103.25
(i.e., the maximum withdrawal adjusted for market value adjustment is $10,815, or $10,712 + $103)

MARKET VALUE ADJUSTMENT IN NY:

        10,712 X [(1 + 0.035)/(1 + 0.03 + 0.0025) (36/12) - 1] = $78.00

In this case, the amount withdrawn or transferred (adjusted for market value adjustment) is $10,712 + $78.00 = $10,790

SAMPLE CALCULATION 3:  NEGATIVE ADJUSTMENT

Purchase Payment                                  $10,000
Guarantee period                                  5 years
Time of withdrawal or transfer                    beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                   $11,025
Guaranteed rate (g)                               5%
Guaranteed rate for new 3 year guarantee (c)      5.5%
Remaining guarantee period(n)                     36 months

Maximum negative adjustment: $10,000 x (1.05 (2) - 1.03 (2)) = $416
(i.e., the maximum withdrawal adjusted for market value adjustment is $10,609,or $11,025 - $416)

MARKET VALUE ADJUSTMENT:

        11,025 X [(1 + 0.05)/(1 + 0.055 + 0.005) (36/12) - 1] = -309.09

Amount withdrawn or transferred (adjusted for market value adjustment): $11,025
- $309.09 = $10,715.91

SAMPLE CALCULATION 4:  NEGATIVE ADJUSTMENT IN NEW YORK

Purchase Payment                                  $10,000
Guarantee period                                  5 years
Time of withdrawal or transfer                    beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                   $11,025
Guaranteed rate (g)                               5%
Guaranteed rate for new 3 year guarantee (c)      5.5%
Remaining guarantee period (n)                    36 months

Maximum negative adjustment: $10,000 x (1.05 (2) - 1.03 (2)) = $416
(i.e., the maximum withdrawal adjusted for market value adjustment is $10,609, or $11,025 - $416)

MARKET VALUE ADJUSTMENT IN NY:

       11,025 X [(1 + 0.05)/(1 + 0.055 + 0.0025)  (36/12) - 1] = -$232.92

In this case, the amount withdrawn or transferred (adjusted for market value adjustment) is $11,025 - $232.92 = $10,792.08

SAMPLE CALCULATION 5:  POSITIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST

Purchase Payment                                  $10,000
Existing guarantee period                         5 years
Time of withdrawal or transfer                    beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                   $11,025
Guaranteed rate (g)                               5%
Guaranteed rate for new 5 year guarantee (c)      3%
Remaining guarantee period(n)                     36 months

Amount of excess interest: $10,000 x (1.05 (2) - 1.03 (2)) = $416
(i.e. the maximum withdrawal adjusted for market value adjustment is $11,441, or $11,025 + $416)

MARKET VALUE ADJUSTMENT:

         11,025 X [(1 + 0.05)/(1 + 0.03 + 0.005)  (36/12) - 1] = 486.33

Since the market value adjustment exceeds the amount of excess interest of $416, the actual market value adjustment is $416.

Amount withdrawn or transferred (adjusted for market value adjustment): $11,025 + $416 = $11,441.

SAMPLE CALCULATION 6: POSITIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST IN NEW YORK

Purchase Payment                                  $10,000
Existing guarantee period                         5 years
Time of withdrawal or transfer                    beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                   $11,025
Guaranteed rate (g)                               5%
Guaranteed rate for new 3 year guarantee (c)      3%
Remaining guarantee period(n)                     36 months

Amount of excess interest: $10,000 x (1.05 (2) - 1.03 (2)) = $416
(i.e. the maximum withdrawal adjusted for market value adjustment is $11,441, or $11,025 + $416)

MARKET VALUE ADJUSTMENT IN NY:

        11,025 X [(1 + 0.05)/(1 + 0.03 + 0.0025) (36/12) - 1] = $570.15

In this case, the market value adjustment also exceeds the amount of excess interest of $416, so the actual market value adjustment is $416.

Amount withdrawn or transferred (adjusted for market value adjustment): $11,025
- $416 = $11,441

SAMPLE CALCULATION 7:  NEGATIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST

Purchase Payment                                  $10,000
Guarantee period                                  5 years
Time of withdrawal or transfer                    beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                   $10,816
Guaranteed rate (g)                               4%
Guaranteed rate for new 3 year guarantee (c)      7%
Remaining guarantee period(n)                     36 months

Amount of excess interest: $10,000 x (1.04 (2) - 1.03 (2)) = $207
(i.e., the minimum withdrawal adjusted for market value adjustment is $10,609, or $10,816 - $207)

MARKET VALUE ADJUSTMENT:

        10,816 X [(1 + 0.04)/(1 + 0.07 + 0.005) (36/12) - 1] = -1,022.42

Since the market value adjustment exceeds the amount of excess interest of $207, the actual market value adjustment is -$207.

Amount withdrawn or transferred (adjusted for market value adjustment): $10,816
- $207 = $10,609

SAMPLE CALCULATION 8: NEGATIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST IN NEW YORK

Purchase Payment                                  $10,000
Guarantee period                                  5 years
Time of withdrawal or transfer                    beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                   $10,816
Guaranteed rate (g)                               4%
Guaranteed rate for new 3 year guarantee (c)      7%
Remaining guarantee period(n)                     36 months

Amount of excess interest: $10,000 x (1.04 (2) - 1.03 (2)) = $207
(i.e., the minimum withdrawal adjusted for market value adjustment is $10,609, or $10,816 - $207)

MARKET VALUE ADJUSTMENT IN NY:

       10,816 X [(1 + 0.04) / (1 + 0.07 + 0.0025) (36/12) - 1] = -$953.78

In this case, since the market value adjustment also exceeds the amount of excess interest of $207, the actual market value adjustment is -$207.

Amount withdrawn or transferred (adjusted for market value adjustment): $10,816
- $207 = $10,609.

---------
* All interest rates shown have been arbitrarily chosen for purposes of these examples. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

             APPENDIX B: Examples of Withdrawal Charge Calculations

Assume the Following Facts:

       - On January 1, 1997, you make a $5000 initial Purchase Payment and we issue you a Contract.

       -    On January 1, 1998, you make a $1000 Purchase Payment.

       -    On January 1, 1999, you make a $1000 Purchase Payment.

       - On January 1, 2000, the total value of your Contract is $9000 because of good investment earnings.

Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a withdrawal charge of $272.23. We withdraw a total of $6272.23 from your Contract.

$   6,000.00    -- withdrawal request payable to you
+     272.23    -- withdrawal charge payable to us
------------
$   6,272.23    -- total amount withdrawn from your Contract

Here Is How We Determine the Withdrawal Charge:

      (1) We FIRST reduce your $5000 INITIAL PURCHASE PAYMENT by the three annual $30 Contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your Contract.

$      5,000
-         30    --  1998 Contract fee payable to us
-         30    --  1999 Contract fee payable to us
-         30    --  2000 Contract fee payable to us
------------
$      4,910    --  amount of your initial Purchase Payment we would consider to be withdrawn

Under the free withdrawal provision, we deduct 10% of the total value of your Contract at the beginning of the Contract Year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $200.50 from your Contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3809.50 to you as a part of your withdrawal request.

$  4,910.00
-       900      --  free withdrawal amount (payable to you)
-----------
$     4,010
x       .05
-----------
$    200.50      --  withdrawal charge on initial Purchase Payment (payable to us)

$  4,010.00
-    200.50
-----------
$  3,809.50      --  part of withdrawal request payable to you

      (2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your Contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $950 to you as a part of your withdrawal request.

$      1,000
x        .05
------------
$         50    --   withdrawal charge on 1998 Purchase Payment (payable to us)

$      1,000
-         50
------------
$        950    --   part of withdrawal request payable to you

      (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3809.50 from your initial Purchase Payment, and $950 from your 1998 Purchase Payment. Therefore, $340.50 is needed to reach $6000.

$   6,000.00    --  total withdrawal amount requested
-     900.00    --  free withdrawal amount
-   3,809.50    --  payment deemed from initial Purchase Payment
-     950.00    --  payment deemed from 1998 Purchase Payment
------------
$     340.50    --  additional payment to you needed to reach $6000

We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed -- [applicable withdrawal charge percentage times withdrawal needed]

$     340.50    =    x -- [.06x]
$     340.50    =    .94x
$340.50/0.94    =    X
$     362.23    =    X

$     362.23    --   deemed withdrawn from 1999 Purchase Payment
$-    340.50    --   part of withdrawal request payable to you
------------
$      21.73    --   withdrawal charge on 1999 Purchase Payment deemed withdrawn (payable to us)

$     200.50    --   withdrawal charge on the INITIAL PURCHASE PAYMENT
$+     50.00    --   withdrawal charge on the 1998 PURCHASE PAYMENT
$+     21.73    --   withdrawal charge on the 1999 PURCHASE PAYMENT
------------
$     272.23    --   Total withdrawal charge

EXAMPLES OF WITHDRAWAL CHARGE CALCULATIONS IN NEW YORK

Assume The Following Facts:

      - On January 1, 1997, you make a $5000 initial Purchase Payment and we issue you a contract.

      -     On January 1, 1998, you make a $1000 Purchase Payment.

      -     On January 1, 1999, you make a $1000 Purchase Payment.

      - On January 1, 2000, the total value of your contract is $9000 because of good investment earnings.

Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a withdrawal charge of $229.57. We withdraw a total of $6229.57 from your contract.

$   6,000.00    .--  withdrawal request payable to you
+     229.57    .--  withdrawal charge payable to us
------------
$   6,229.57    .--  Total amount withdrawn from your contract

Here Is How We Determine The Withdrawal Charge:

      (1) We FIRST reduce your $5000 INITIAL PURCHASE PAYMENT by the three annual $30 contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your contract.

$      5,000
-         30    -- 1998 contract fee payable to us
-         30    -- 1999 contract fee payable to us
-         30    -- 2000 contract fee payable to us
------------
$      4,910    -- amount of your initial Purchase Payment we would consider to be withdrawn

Under the free withdrawal provision, we deduct 10% of the total value of your contract at the beginning of the contract year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 4%. We deduct the resulting $160.40 from your contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3849.60 to you as a part of your withdrawal request.

$      4,910
-        900    --  free withdrawal amount (payable to you)
------------
$      4,010
x        .04
------------
$     160.40    --  withdrawal charge on initial Purchase Payment (payable to us)

$   4,010.00
-     160.40
------------
$   3,849.60    --  part of withdrawal request payable to you

      (2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $950 to you as a part of your withdrawal request.

$      1,000
x        .05
$         50    -- withdrawal charge on 1998 Purchase Payment (payable to us)
------------

$      1,000
-         50
------------
$        950    -- part of withdrawal request payable to you

      (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3849.60 from your initial Purchase Payment, and $950 from your 1999 Purchase Payment. Therefore, $300.40 is needed to reach $6000.

$   6,000.00    -- total withdrawal amount requested
-     900.00    -- free withdrawal amount
-   3,849.60    -- payment deemed from initial Purchase Payment
-     950.00    -- payment deemed from 1998 Purchase Payment
------------
$     300.40    -- additional payment to you needed to reach $6000

We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

Remainder due to you  =     Withdrawal needed -- [applicable withdrawal charge
                            percentage times withdrawal needed]

$     300.40    =  x -- [.06x]
$     300.40    =  .94x
$ 300.40/.94    =  x
$     319.57    =  x

$     319.57    -- deemed withdrawn from 1999 Purchase Payment
$    -300.40    -- part of withdrawal request payable to you
------------
$      19.17    -- withdrawal charge on 1999 Purchase Payment deemed withdrawn (payable to us)

                  APPENDIX C: Optional Enhanced Death Benefits

"STEPPED-UP" DEATH BENEFIT RIDER

If you were under age 80 when you applied for your Contract, you may have elected to enhance the standard death benefit by purchasing a stepped-up death benefit. Under this benefit, if the Annuitant dies before the Contract's Maturity Date, we will pay the Beneficiary the greater of:

      -     the standard death benefit (described above); or

      - the highest total value of your Contract as of any anniversary of your Contract to date, plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

For these purposes, however, we count only those Contract anniversaries that occur (1) BEFORE we receive proof of death and any required settlement instructions and (2) BEFORE the Annuitant attains age 81.

You may have elected this benefit ONLY when you applied for the Contract and ONLY if this benefit is available in your state. As long as the benefit is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables. For a description of this charge, refer to "What Fees and Charges will be Deducted from My Contract?"

You should carefully review the tax considerations for optional benefit benefits section before selecting this optional benefit. For a more complete description of the terms and conditions of this benefit, you should refer directly to the benefit. We will provide you with a copy on request.

ACCIDENTAL DEATH BENEFIT RIDER

If you were under age 80 when you applied for your Contract, you may have elected to purchase an accidental death benefit. In addition to any other death benefit, this benefit provides a benefit upon the accidental death of the Annuitant prior to the earlier of:

      -     the Contract's Maturity Date; and

      -     the Annuitant's 80th birthday.

Under this benefit, the Beneficiary will receive an amount equal to the total value of the Contract as of the date of the accident, up to a maximum of $200,000. We will pay the benefit after we receive, at the Annuities Service
Center:

      -     proof of the Annuitant's death; and

      -     any required instructions as to method of settlement.

You may elect this benefit ONLY when you apply for the Contract. As long as the benefit is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables.


YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS ON PAGE 29 BEFORE SELECTING THIS OPTIONAL BENEFIT RIDER. FOR A COMPLETE DESCRIPTION OF THE TERMS AND CONDITIONS OF THIS BENEFIT, YOU SHOULD REFER DIRECTLY TO THE RIDER. WE WILL PROVIDE YOU WITH A COPY UPON REQUEST. NOT ALL STATES ALLOW THIS BENEFIT.

                        APPENDIX D: Qualified Plan Types


PLAN TYPE
TRADITIONAL IRAs                    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional
                                    IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code. In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income.


ROTH IRAs                           Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a
                                    Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects. Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income.


SIMPLE IRA PLANS                    In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE
                                    IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions (please see the section titled "Qualified Plan Types" in the Statement of Additional Information for that information).

SIMPLIFIED EMPLOYEE                 Section 408(k) of the Code allows employers to establish simplified employee pension plans for
PENSIONS (SEP -- IRAs)              their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.

SECTION 403(b) QUALIFIED            Section 403(b) of the Code permits public school employees and employees of certain types of
PLANS OR  TAX-SHELTERED             tax-exempt organizations to have their employers purchase annuity contracts for them and,
ANNUITIES                           subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as "tax-sheltered annuities."
                                    We currently are not offering this Contract for use in a Section 403(b) Qualified Plan except under limited circumstances. Please see the Statement of Additional Information for this information.

CORPORATE AND SELF-                 Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of
EMPLOYED PENSION AND                tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act
PROFIT-SHARING PLANS (H.R. 10       of 1962, as amended, commonly referred to as "H.R. - 10" or "Keogh," permits self-employed
AND KEOGH)                          individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans, however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.

DEFERRED COMPENSATION               Section 457 of the Code permits employees of state and local governments and tax-exempt
PLANS OF STATE AND LOCAL            organizations to defer a portion of their compensation without paying current taxes. The
GOVERNMENTS AND TAX-                employees must be participants in an eligible deferred compensation plan. A Section 457 plan
EXEMPT ORGANIZATIONS                must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income.



For more detailed information about these plan types, you may request a Statement of Additional Information.

                   APPENDIX U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Declaration Variable Annuity Contract described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses. (See the Fee Tables section of the Prospectus for additional information on these charges).

The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows Accumulation Units reflecting the daily charges for:

      -     Declaration Contracts with Initial Purchase of less that $250,000;


      -     Declaration Contracts with Initial Purchase of $250,000, or more.

Declaration

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

                            ACCUMULATION UNIT VALUES

                          DECLARATION VARIABLE ANNUITY

                         YEAR     YEAR     YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED     ENDED      ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06  12/31/05  12/31/04  12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- --------- --------- --------- -------- -------- -------- --------
500 INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    19.28    18.50    16.17     15.61        --        --       --       --       --        --
Value at End of Year      11.99    19.28    18.50     16.17        --        --       --       --       --        --
No. of Units              6,322   12,429   14,028    14,040        --        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    22.93    22.06    19.32     18.70        --        --       --       --       --        --
Value at End of Year      14.22    22.93    22.06     19.32        --        --       --       --       --        --
No. of Units             82,965   98,997  126,253   180,780        --        --       --       --       --        --
ACTIVE BOND FUND (MERGED INTO ACTIVE BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --        --     14.78     14.02    13.20    10.00       --        --
Value at End of Year         --       --       --        --     15.33     14.78    14.02    13.20       --        --
No. of Units                 --       --       --        --    76,684    86,418    8,785    9,232       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --        --     11.57     11.00    10.39    10.00       --        --
Value at End of Year         --       --       --        --     11.97     11.57    11.00    10.39       --        --
No. of Units                 --       --       --        --   375,611   474,734  292,754  268,785       --        --
ACTIVE BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    16.60    16.12    15.57     15.33        --        --       --       --       --        --
Value at End of Year      14.71    16.60    16.12     15.57        --        --       --       --       --        --
No. of Units             10,828       --    1,435    76,682        --        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    12.86    12.52    12.13     11.97        --        --       --       --       --        --
Value at End of Year      11.37    12.86    12.52     12.13        --        --       --       --       --        --
No. of Units            101,874  144,661  193,401   304,054        --        --       --       --       --        --
BLUE CHIP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    42.90    38.40    35.40      7.52        --        --       --       --       --        --
Value at End of Year      24.41    42.90    38.40     35.40        --        --       --       --       --        --
No. of Units              2,986    1,957    1,977     1,978        --        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year     9.43     8.47     7.82      7.41        --        --       --       --       --        --
Value at End of Year       5.35     9.43     8.47      7.82        --        --       --       --       --        --
No. of Units             55,880   62,380   70,494    84,278        --        --       --       --       --        --
EQUITY INDEX FUND (REPLACED BY 500 INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --        --     14.24     11.20    14.56    10.00       --        --
Value at End of Year         --       --       --        --     15.61     14.24    11.20    14.56       --        --
No. of Units                 --       --       --        --    17,678    21,261   31,996   31,761       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --        --     17.10     13.49    17.58    10.00       --        --
Value at End of Year         --       --       --        --     18.70     17.10    13.49    17.58       --        --
No. of Units                 --       --       --        --   218,558   240,375  267,299  338,257       --        --
FINANCIAL INDUSTRIES FUND (REPLACED BY FINANCIAL SERVICES TRUST EFF 4-29-05) - NAV SHARES
(units first credited 4-30-1997)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --        --     14.67     11.76    14.74    18.06    14.35     14.42
Value at End of Year         --       --       --        --     15.79     14.67    11.76    14.74    18.06     14.35
No. of Units                 --       --       --        --    16,081    19,392   48,546  116,924  135,905   295,624
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --        --     14.43     11.60    14.58    17.90    14.25     14.36
Value at End of Year         --       --       --        --     15.49     14.43    11.60    14.58    17.90     14.25
No. of Units                 --       --       --        --   461,236   536,693  645,063  785,050  791,558 1,157,509

Declaration

                         YEAR     YEAR     YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED     ENDED      ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06  12/31/05  12/31/04  12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- --------- --------- --------- -------- -------- -------- --------
FINANCIAL SERVICES TRUST - NAV SHARES (units first credited 4-29-2005)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    18.92    20.49    16.80     15.79        --        --       --       --       --        --
Value at End of Year      10.37    18.92    20.49     16.80        --        --       --       --       --        --
No. of Units                  1       --      618       619        --        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    18.42    20.00    16.44     15.49        --        --       --       --       --        --
Value at End of Year      10.07    18.42    20.00     16.44        --        --       --       --       --        --
No. of Units            197,620  243,183  289,377   381,891        --        --       --       --       --        --
FUNDAMENTAL GROWTH FUND (MERGED INTO LARGE CAP GROWTH FUND EFF 11-1-04) - NAV SHARES
(units first credited 11-15-2001)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --        --        --      7.20    10.43    10.00       --        --
Value at End of Year         --       --       --        --        --      9.39     7.20    10.43       --        --
No. of Units                 --       --       --        --        --     6,751    6,751   10,210       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --        --        --      6.79     9.86    10.00       --        --
Value at End of Year         --       --       --        --        --      8.84     6.79     9.86       --        --
No. of Units                 --       --       --        --        --   110,529   99,586  132,576       --        --
GROWTH & INCOME FUND (MERGED INTO GROWTH & INCOME TRUST II EFF 4-29-05) (NOW GROWTH & INCOME TRUST) - NAV SHARES
(units first credited 11-15-2001)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --        --     12.30      9.99    12.97    10.00       --        --
Value at End of Year         --       --       --        --     13.52     12.30     9.99    12.97       --        --
No. of Units                 --       --       --        --   187,753   199,471   50,906   66,760       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --        --      6.95      5.66     7.36    10.00       --        --
Value at End of Year         --       --       --        --      7.61      6.95     5.66     7.36       --        --
No. of Units                 --       --       --        -- 1,363,284 1,564,518  715,068  849,627       --        --
GROWTH & INCOME TRUST (MERGED INTO OPTIMIZED ALL CAP TRUST EFF 4-25-08) - NAV SHARES
(units first credited 4-29-2005)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --    16.28    14.58     13.52        --        --       --       --       --        --
Value at End of Year         --    16.77    16.28     14.58        --        --       --       --       --        --
No. of Units                 --   62,778   81,197   155,137        --        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --     9.12     8.19      7.61        --        --       --       --       --        --
Value at End of Year         --     9.37     9.12      8.19        --        --       --       --       --        --
No. of Units                 --  633,131  783,352 1,106,340        --        --       --       --       --        --
LARGE CAP GROWTH FUND (REPLACED BY BLUE CHIP GROWTH TRUST EFF 4-29-2005) - NAV SHARES
(units first credited 11-01-2004)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --        --      6.97        --       --       --       --        --
Value at End of Year         --       --       --        --      7.52        --       --       --       --        --
No. of Units                 --       --       --        --     9,793        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --        --      6.87        --       --       --       --        --
Value at End of Year         --       --       --        --      7.41        --       --       --       --        --
No. of Units                 --       --       --        --   113,892        --       --       --       --        --
LIFESTYLE BALANCED TRUST - NAV SHARES (units first credited 11-09-2008)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    12.50       --       --        --        --        --       --       --       --        --
Value at End of Year         --       --       --        --        --        --       --       --       --        --
No. of Units                 --       --       --        --        --        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    12.50       --       --        --        --        --       --       --       --        --
Value at End of Year         --       --       --        --        --        --       --       --       --        --
No. of Units                 --       --       --        --        --        --       --       --       --        --

Declaration

                         YEAR     YEAR     YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED     ENDED      ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06  12/31/05  12/31/04  12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- --------- --------- --------- -------- -------- -------- --------
MONEY MARKET FUND (REPLACED BY MONEY MARKET TRUST B EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --        --     12.16     12.17    12.11    10.00       --        --
Value at End of Year         --       --       --        --     12.17     12.16    12.17    12.11       --        --
No. of Units                 --       --       --        --    23,359    53,779   56,287   57,608       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --        --     10.12     10.15    10.12    10.00       --        --
Value at End of Year         --       --       --        --     10.10     10.12    10.15    10.12       --        --
No. of Units                 --       --       --        --   136,623   141,929  205,165  247,246       --        --
MONEY MARKET TRUST B - NAV SHARES (units first credited 4-29-2005)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    13.35    12.86    12.40     12.17        --        --       --       --       --        --
Value at End of Year      13.49    13.35    12.86     12.40        --        --       --       --       --        --
No. of Units                652      167       11        11        --        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    11.00    10.62    10.27     10.10        --        --       --       --       --        --
Value at End of Year      11.09    11.00    10.62     10.27        --        --       --       --       --        --
No. of Units             72,751   88,667   98,086    83,891        --        --       --       --       --        --
OPTIMIZED ALL CAP TRUST - NAV SHARES (units first credited 4-25-2008)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    15.32       --       --        --        --        --       --       --       --        --
Value at End of Year       9.17       --       --        --        --        --       --       --       --        --
No. of Units             42,386       --       --        --        --        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year     8.56       --       --        --        --        --       --       --       --        --
Value at End of Year       5.11       --       --        --        --        --       --       --       --        --
No. of Units            483,031       --       --        --        --        --       --       --       --        --
OVERSEAS EQUITY B FUND (MERGED INTO OVERSEAS EQUITY TRUST EFF 4-29-05) - NAV SHARES
(units first credited 11-15-2001)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --        --      8.90      6.79    10.00       --       --        --
Value at End of Year         --       --       --        --      9.78      8.90     6.79       --       --        --
No. of Units                 --       --       --        --     4,758     4,101    4,102       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --        --      8.79      6.72     6.67       --       --        --
Value at End of Year         --       --       --        --      9.64      8.79     6.72       --       --        --
No. of Units                 --       --       --        --    79,337    73,193   83,018       --       --        --
OVERSEAS EQUITY TRUST - NAV SHARES (units first credited 4-29-2005)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    15.15    13.60    11.47      9.78        --        --       --       --       --        --
Value at End of Year       8.69    15.15    13.60     11.47        --        --       --       --       --        --
No. of Units              3,688       --      728       729        --        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    14.81    13.33    11.27      9.64        --        --       --       --       --        --
Value at End of Year       8.48    14.81    13.33     11.27        --        --       --       --       --        --
No. of Units             20,666   23,692   57,840    73,115        --        --       --       --       --        --
SMALL CAP EMERGING GROWTH FUND (MERGED INTO SMALL CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES
(units first credited 11-01-2004)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --        --      8.52        --       --       --       --        --
Value at End of Year         --       --       --        --      9.34        --       --       --       --        --
No. of Units                 --       --       --        --    43,785        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --        --      8.40        --       --       --       --        --
Value at End of Year         --       --       --        --      9.21        --       --       --       --        --
No. of Units                 --       --       --        --   216,707        --       --       --       --        --

Declaration

                         YEAR     YEAR     YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED     ENDED      ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06  12/31/05  12/31/04  12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- --------- --------- --------- -------- -------- -------- --------
SMALL CAP GROWTH FUND (MERGED INTO SMALL CAP EMERGING GROWTH FUND EFF 11-01-04) - NAV SHARES
(units first credited 11-15-2001)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --        --        --     11.49    16.67    10.00       --        --
Value at End of Year         --       --       --        --        --     14.55    11.49    16.67       --        --
No. of Units                 --       --       --        --        --    25,743   26,610   30,629       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --        --        --      9.81    14.19    10.00       --        --
Value at End of Year         --       --       --        --        --     12.39     9.81    14.19       --        --
No. of Units                 --       --       --        --        --   175,759  184,155  216,176       --        --
SMALL CAP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    13.76    12.19    10.85      9.34        --        --       --       --       --        --
Value at End of Year       8.24    13.76    12.19     10.85        --        --       --       --       --        --
No. of Units              8,892   12,160   17,837    18,556        --        --       --       --       --        --
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    13.46    11.95    10.67      9.21        --        --       --       --       --        --
Value at End of Year       8.03    13.46    11.95     10.67        --        --       --       --       --        --
No. of Units             69,172   84,166  132,240   168,669        --        --       --       --       --        --

                              PROSPECTUS VERSION B
              Patriot Variable Annuity Prospectus dated May 1, 2009

                                                    Prospectus dated May 1, 2009

                          (JOHN HANCOCK ANNUITIES LOGO)

                            Patriot Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in the Patriot deferred Purchase Payment Variable Annuity Contracts that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY ("JHLICO"). These Contracts are no longer offered for sale; however, you may make Additional Purchase Payments as permitted under your Contract. In this Prospectus, we refer to John Hancock Life Insurance Company as "JHLICO," "we," "us," "our," or the "Company." You, the Contract Owner, should refer to the first page of your Contract, to determine which of the above Contracts you purchased.


This Prospectus describes the variable portion of the Contracts to which you may allocate Additional Purchase Payments, to the extent permitted by your Contract. If you do, your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments will vary according to the investment performance of the applicable Sub-Accounts of the JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H or the JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V (singly, the "Separate Account," together, the "Separate Accounts"). Each Sub-Account invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. Certain Variable Investment Options may not be available under a Contract.


JOHN HANCOCK TRUST
500 Index Trust B
Active Bond Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Equity-Income Trust

JOHN HANCOCK TRUST
Financial Services Trust
Global Bond Trust
High Yield Trust
International Equity Index Trust B
Lifestyle Balanced Trust (formerly
"Managed Trust")

JOHN HANCOCK TRUST
Mid Value Trust
Money Market Trust B
Optimized All Cap Trust
Overseas Equity Trust
Real Estate Securities Trust
Short-Term Bond Trust

JOHN HANCOCK TRUST
Small Cap Growth Trust
Total Bond Market Trust B

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    JOHN HANCOCK LIFE INSURANCE COMPANY
        ANNUITIES SERVICE CENTER                    MAILING ADDRESS
          164 Corporate Drive                    Post Office Box 9505
        Portsmouth, NH 03801-6815              Portsmouth, NH 03802-9505
             (800) 824-0335                       www.jhannuities.com

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS ........................................................    1
II. OVERVIEW ........................................................................    3
III. FEE TABLES .....................................................................    5
   EXAMPLES .........................................................................    6
IV. BASIC INFORMATION ...............................................................    8
   WHAT IS THE CONTRACT? ............................................................    8
   WHO OWNS THE CONTRACT? ...........................................................    8
   IS THE OWNER ALSO THE ANNUITANT? .................................................    8
   HOW CAN I INVEST MONEY IN A CONTRACT? ............................................    8
     Purchase Payments ..............................................................    8
     Initial Purchase Payment .......................................................    8
     Issue Date and Contract Year ...................................................    9
     Limits on Purchase Payments ....................................................    9
     Ways to Make Additional Purchase Payments ......................................    9
     Additional Purchase Payments by Wire ...........................................    9
   HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME? ............    9
     Variable Investment Options ....................................................    9
     Fixed Investment Options .......................................................   10
   WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE? .................................   10
   TO WHAT EXTENT CAN JHLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS? ........   10
   WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT? ..............................   10
   HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS? ...............................   11
     Allocation of Purchase Payments ................................................   11
     Transfers Among Investment Options .............................................   11
     Procedure for Transferring Your Assets .........................................   12
     Telephone and Electronic Transactions ..........................................   12
     Dollar Cost Averaging Program ..................................................   13
     Special Transfer Services - Asset Rebalancing Program ..........................   13
   WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT? .........................   13
     Asset-Based Charges ............................................................   13
     Annual Contract Fee ............................................................   14
     Premium Taxes ..................................................................   14
     Withdrawal Charge ..............................................................   14
     Other Charges ..................................................................   15
   HOW CAN I WITHDRAW MONEY FROM MY CONTRACT? .......................................   16
     Surrenders and Partial Withdrawals .............................................   16
     Signature Guarantee Requirements for Surrenders and Partial Withdrawals ........   16
     Nursing Home Waiver of Withdrawal Charge .......................................   17
     Systematic Withdrawal Plan .....................................................   17
     Telephone Withdrawals ..........................................................   17
   WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?...   17
     Death Benefits - In General ....................................................   17
     Distribution Requirements Following Death of Owner .............................   17
     Death Benefits Following Death of Annuitant ....................................   18
     Standard Death Benefit .........................................................   18
     Enhanced Death Benefit Riders ..................................................   18
     Calculation and Payment of Death Benefit Value .................................   18
   CAN I RETURN MY CONTRACT? ........................................................   19
V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS ...........   20
   THE COMPANY ......................................................................   20
   THE SEPARATE ACCOUNTS ............................................................   20
   THE PORTFOLIOS ...................................................................   21
     Investment Management ..........................................................   21
     Portfolio Expenses .............................................................   21
     Fund-of-Funds ..................................................................   22
     Portfolio Investment Objective and Strategies ..................................   22
VI. INFORMATION ABOUT FIXED INVESTMENT OPTIONS ......................................   25
   IN GENERAL .......................................................................   25
   HOW THE FIXED INVESTMENT OPTIONS WORK ............................................   25
VII. THE ACCUMULATION PERIOD ........................................................   27
   YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS ....................................   27
   VALUATION OF ACCUMULATION UNITS ..................................................   27
   VARIABLE INVESTMENT OPTION VALUATION PROCEDURES ..................................   27
   YOUR VALUE IN THE FIXED INVESTMENT OPTIONS .......................................   27
VIII. THE ANNUITY PERIOD ............................................................   28
   MATURITY DATE ....................................................................   28
   CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS ......................................   28
   SELECTING AN ANNUITY OPTION ......................................................   28
   VARIABLE MONTHLY ANNUITY PAYMENTS ................................................   29
   VARIABLE INVESTMENT OPTION VALUATION PROCEDURES ..................................   29
   ASSUMED INVESTMENT RATE ..........................................................   29
   TRANSFERS DURING THE ANNUITY PERIOD ..............................................   29
   FIXED MONTHLY ANNUITY PAYMENTS ...................................................   29
   ANNUITY OPTIONS ..................................................................   30
IX.  FEDERAL TAX MATTERS ............................................................   31
   INTRODUCTION .....................................................................   31
   OUR TAX STATUS ...................................................................   31
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS .....................................   31
   NONQUALIFIED CONTRACTS ...........................................................   31
   QUALIFIED CONTRACTS ..............................................................   34
   SEE YOUR OWN TAX ADVISER .........................................................   38
X OTHER INFORMATION .................................................................   39
   ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY .......................................   39
   BENEFICIARY ......................................................................   39
   SPOUSE ...........................................................................   39
   PERFORMANCE INFORMATION ..........................................................   39
   REPORTS ..........................................................................   40
   VOTING PRIVILEGES ................................................................   40
   CHANGES TO THE SEPARATE ACCOUNTS .................................................   40
   VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES   ............................   40
   DISTRIBUTION OF CONTRACTS ........................................................   41
   STATEMENT OF ADDITIONAL INFORMATION ..............................................   41
   FINANCIAL STATEMENTS .............................................................   44
APPENDIX A:  DETAILS ABOUT OUR FIXED INVESTMENT OPTIONS .............................   A-1
APPENDIX B:  EXAMPLES OF WITHDRAWAL CHARGE CALCULATIONS .............................   B-1
APPENDIX C:  OPTIONAL ENHANCED DEATH BENEFITS .......................................   C-1
   "STEPPED-UP" DEATH BENEFIT RIDER .................................................   C-1
   ACCIDENTAL DEATH BENEFIT RIDER ...................................................   C-1
APPENDIX D: QUALIFIED PLAN TYPES ....................................................   D-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ..........................................   U-1

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.


1940 ACT: The Investment Company Act of 1940, as amended.


ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application.


ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY PERIOD: The period when we make annuity payments to you following the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract. The Beneficiary is as specified in the application, unless changed.


BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 pm Eastern Time.


CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock Life Insurance Company.

CONTRACT: The Variable Annuity Contracts described by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the date the Contract was issued.

CONTRACT VALUE: The total of the Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

GENERAL ACCOUNT: All of the Company's assets other than assets in these Separate Accounts or any other separate account that it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners. We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.

JHLICO: John Hancock Life Insurance Company.

MATURITY DATE: The date on which we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.


NONQUALIFIED CONTRACT:  A Contract which is not issued under a Qualified Plan.


OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed.

Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

PROSPECTUS: This Prospectus that describes interests in a Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may have elected for an additional charge.

SEPARATE ACCOUNT: John Hancock Variable Annuity Account H or John Hancock Variable Annuity Account V. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of the Separate Accounts. Each Sub-Account invests in shares of a specific Portfolio.

SURRENDER VALUE: The total value of a Contract, after any market value adjustment, minus the annual Contract fee, any applicable premium tax, and any applicable Rider charges, and any withdrawal charges (if applicable). We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.


UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.


VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Portfolio.

WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax, proportional share of administrative fee and market value adjustment, to process a withdrawal.

                                  II. Overview


This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.



Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, some terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract. We disclose all material features and benefits of the Contracts in this Prospectus.





The Contracts described in this Prospectus are no longer offered for sale; however, you may make Additional Purchase Payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.

Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under a Contract, the alteration of administrative procedures and changes in the Investment Options available. Any such change may or may not apply to Contracts issued prior to the effective date of the change. This Prospectus reflects the status of the product as of the date of this Prospectus. Therefore, this Prospectus may contain information that is inapplicable to your Contract. You should consult your Contract to verify whether any particular provision applies to you.

The Variable Investment Options shown on the first page of this Prospectus are those available as of the date of this Prospectus. We may add, modify or delete Variable Investment Options in the future.

When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Portfolio of the John Hancock Trust (the "Trust"). The Trust is a so-called "series" type mutual fund registered with the SEC. The investment results of each Variable Investment Option you select will depend on those of the corresponding Portfolios of the Trust. Each of the Portfolios is separately managed and has its own investment objective and strategies. The Trust prospectus contains detailed information about each available Portfolio. Be sure to read that prospectus before selecting any of the Variable Investment Options.


For amounts you don't wish to invest in a Variable Investment Option, you may be able to invest these amounts in a currently offered Fixed Investment Option if permitted by your local jurisdiction. We invest the assets allocated to a Fixed Investment Option in our General Account and they earn interest at a fixed rate, declared by us, subject to a minimum rate stated in your Contract. We will not make available any Fixed Investment Option offering a guaranteed rate below 3%. If you remove money from any Fixed Investment Option prior to its expiration, however, we may increase or decrease your Contract's value to compensate for changes in interest rates that may have occurred subsequent to the beginning of that Fixed Investment Option. This is known as a "market value adjustment."


In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

We refer to the Variable Investment Options and any available Fixed Investment Option together as Investment Options.

The annuity described in this Prospectus may be sold on a group basis. If you purchase the annuity under a group contract, you will be issued a group certificate. If that is the case, the word "Contract" as used in this Prospectus should be interpreted as meaning the certificate issued to you under the group contract.


SECTION 403(b) QUALIFIED PLANS. SECTION 403(b) QUALIFIED PLANS. We currently are not offering this Contract for use in a retirement plan intended to qualify as a
Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan"). If you had purchased this Contract for use in a Section 403(b) Qualified Plan, your employer, the Plan's administrator, or the Plan's sponsor may request that we enter into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"). Unless contained in an Information Sharing Agreement, we may receive a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under
Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").



We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

For more information regarding Section 403(b) Qualified Plans, please see Appendix D: "Qualified Plan Types," or you may request a copy of the Statement of Additional Information from the Annuities Service Center.






The Contracts were not available in all states. Certain features of the Contracts, including optional benefit Riders, may not have been available or may have been modified for Contracts issued in various states. YOU SHOULD REVIEW YOUR CONTRACT, OR CONTACT THE ANNUITIES SERVICE CENTER, FOR ADDITIONAL INFORMATION. You should disregard all references in the Prospectus to benefits that are not available in your state.


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                                 III. Fee Tables

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES APPLICABLE TO BUYING, OWNING AND SURRENDERING A CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AS WELL AS THE FEES AND EXPENSES YOU WILL PAY WHEN YOU MAKE ADDITIONAL PURCHASES UNDER THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                                         PATRIOT               PATRIOT
CONTRACT OWNER TRANSACTION          VARIABLE ANNUITY      VARIABLE ANNUITY
EXPENSES(1)                         OUTSIDE NEW YORK       INSIDE NEW YORK
--------------------------------   -------------------   -------------------
Maximum Withdrawal Charge          6% for the 1st year   6% for the 1st year
(as % of amount of the Purchase    6% for the 2nd year   6% for the 2nd year
Payment that we consider to have   5% for the 3rd year   5% for the 3rd year
been withdrawn) (2)                5% for the 4th year   4% for the 4th year
                                   4% for the 5th year   3% for the 5th year
                                   3% for the 6th year   2% for the 6th year
                                   2% for the 7th year   1% for the 7th year
                                   0% thereafter         0% thereafter



(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment.


(2) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE PORTFOLIO LEVEL.

                                   PATRIOT VARIABLE ANNUITY
                                   ------------------------
Maximum Annual Contract Fee(3)                 $50
 Current Annual Contract Fee (4)               $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE) (5)

(Contracts with initial Purchase Payment less than $250,000)

Asset-Based Charge                                     1.25%

(Contracts with initial Purchase Payment equal to or greater than $250,000)

Asset-Based Charge                                     1.00%

OPTIONAL BENEFIT RIDER CHARGES(6) (AS A PERCENTAGE OF YOUR CONTRACT'S TOTAL VALUE UNLESS OTHERWISE STATED)

Accidental Death Benefit Rider                    0.10%
Enhanced "Stepped Up" Death Benefit Rider         0.15%
Nursing Home Waiver (7)                           0.05%(8)

(3) This charge is not currently imposed and would only apply to Patriot Contracts with a Contract Value of less than $10,000.

(4) This charge applies only to Patriot Contracts of less than $10,000. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender.

(5) This charge only applies to that portion of account value held in the Variable Investment Options. The charge does not apply to amounts in the Fixed Investment Options.

(6) Charges for optional benefit Riders are assessed monthly. The monthly charge is 1/12 of the annual charge shown in this table.

(7)   This Rider is not available for Contracts issued after April 30, 2004.

(8) As a percentage of that portion of your Contract's total value attributable to Purchase Payments that are still subject to withdrawal charges.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                       MINIMUM  MAXIMUM
-----------------------------------------                                       -------  -------
Range of expenses that are deducted from Portfolio assets,
including management fees, and other expenses                                    0.25%    1.14%

EXAMPLES

The following two examples are intended to help you compare the cost of investing in Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

The first example assumes that you invest $10,000 in a Contract with all the optional benefit Riders that may have been available. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                MAXIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES


PATRIOT VARIABLE ANNUITY WITH:
Enhanced "stepped-up" Death Benefit Rider;
Accidental Death Benefit Rider;
and  Nursing Home Waiver Rider                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------                                        ------  -------  -------  --------
If you surrender the Contract at the end of the applicable time period:            $ 815  $ 1,292  $ 1,797  $ 3,053
If you annuitize, or do not surrender the Contract at the end of the applicable
time period:                                                                       $ 275  $   845  $ 1,440  $ 3,053


The next example assumes that you invest $10,000 in a Contract with no optional benefit riders for the time periods indicated. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                MINIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES


PATRIOT VARIABLE ANNUITY                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------                                                             ------  -------  -------  --------
If you surrender the Contract at the end of the applicable time period:              $ 695    $ 926   $ 1,183   $ 1,811
If you annuitize, or do not surrender the Contract at the end of the
applicable time period:                                                              $ 155    $ 480    $  828   $ 1,811


THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH PORTFOLIO, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.


                                                 DISTRIBUTION               ACQUIRED     TOTAL ANNUAL   CONTRACTUAL          NET
                                                 AND SERVICE     OTHER   PORTFOLIO FEES   OPERATING       EXPENSE         OPERATING
PORTFOLIO/SERIES                 MANAGEMENT FEE  (12b-1) FEES  EXPENSES   AND EXPENSES    EXPENSES(1)  REIMBURSEMENT(2)   EXPENSES
----------------                 --------------  ------------  --------  --------------  ------------  ----------------  ----------
500 INDEX B(3)
Series NAV                            0.47%          0.00%       0.03%       0.00%           0.50%          -0.25%          0.25%
ACTIVE BOND(4)
Series NAV                            0.60%          0.00%       0.04%       0.00%           0.64%           0.00%          0.64%
BLUE CHIP GROWTH(4,5)
Series NAV                            0.81%          0.00%       0.04%       0.00%           0.85%           0.00%          0.85%
CAPITAL APPRECIATION(4)
Series NAV                            0.72%          0.00%       0.04%       0.00%           0.76%           0.00%          0.76%
EQUITY-INCOME(4,5)
Series NAV                            0.81%          0.00%       0.05%       0.00%           0.86%           0.00%          0.86%
FINANCIAL SERVICES(4)
Series NAV                            0.82%          0.00%       0.08%       0.00%           0.90%           0.00%          0.90%
GLOBAL BOND(4,6)
Series NAV                            0.70%          0.00%       0.10%       0.00%           0.80%           0.00%          0.80%
HIGH YIELD(4)
Series NAV                            0.66%          0.00%       0.06%       0.00%           0.72%           0.00%          0.72%
INTERNATIONAL EQUITY INDEX B(3,7)
Series NAV                            0.53%          0.00%       0.06%       0.00%           0.59%          -0.24%          0.35%
LIFESTYLE BALANCED(8)
Series NAV                            0.04%          0.00%       0.03%       0.76%           0.83%           0.00%          0.83%
MID VALUE(4,5)
Series NAV                            0.98%          0.00%       0.10%       0.00%           1.08%           0.00%          1.08%
MONEY MARKET B(3)
Series NAV                            0.49%          0.00%       0.04%       0.00%           0.53%          -0.24%          0.29%
OPTIMIZED ALL CAP(4)
Series NAV                            0.68%          0.00%       0.06%       0.00%           0.74%           0.00%          0.74%


                                                DISTRIBUTION                ACQUIRED    TOTAL ANNUAL    CONTRACTUAL      NET
                                                AND SERVICE      OTHER   PORTFOLIO FEES   OPERATING        EXPENSE     OPERATING
PORTFOLIO/SERIES               MANAGEMENT FEE  (12b-1) FEES   EXPENSES   AND EXPENSES   EXPENSES (1)  REIMBURSEMENT(2)  EXPENSES
----------------               --------------  ------------   --------  --------------  ------------  ---------------  ---------
OVERSEAS EQUITY
Series NAV                           0.98%          0.00%        0.14%       0.00%           1.12%           0.00%         1.12%
REAL ESTATE SECURITIES(4)
Series NAV                           0.70%          0.00%        0.05%       0.00%           0.75%           0.00%         0.75%
SHORT-TERM BOND(4)
Series NAV                           0.59%          0.00%        0.07%       0.00%           0.66%           0.00%         0.66%
SMALL CAP GROWTH(4)
Series NAV                           1.06%          0.00%        0.08%       0.00%           1.14%           0.00%         1.14%
TOTAL BOND MARKET B(3,10)
Series NAV                           0.47%          0.00%        0.06%       0.00%           0.53%          -0.28%         0.25%



(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying portfolios.



(2) Effective January 1, 2009, John Hancock Trust ("JHT" or the "Adviser") may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.



(3) JHT sells shares of these Portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. As reflected in the table, each Portfolio is subject to an expense cap pursuant to an agreement between JHT and the Adviser and the expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Portfolio) in an amount so that the rate of the Portfolio's Operating Expenses does not exceed its "Net Operating Expenses" as listed in the table above. A Portfolio's "Total Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses (estimated at 0.01% or less of the Portfolio's average net assets) of the Portfolio not incurred in the ordinary course of the Portfolio's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Portfolio will remain in effect until May 1, 2010 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Portfolio to (or has shares of the Portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.



(4) Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Portfolios or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.



(5) T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the following Portfolios of the Trust: Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Real Estate Equity Trust, Science & Technology Trust, Small Company Value Trust, and Spectrum Income Trust. This waiver is based on the combined average daily net assets of these Portfolios and the following Portfolios of John Hancock Trust II: Blue Chip Growth Fund, Equity-Income Fund, Mid Value Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios"). Based on the combined average daily net assets of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) is as follows: 0.00% for the first $750 million, 5.0% for the next $750 million, 7.5% for the Next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each Portfolio by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T. Rowe Price or the Adviser at any time.



(6) "Other Expenses" reflects the estimated amount based on a contractual change in the custody agreement. This agreement went into effect on April 1, 2009.



(7) The "Total Operating Expenses" include fees and expenses which are less than 0.01% that were incurred indirectly by the Portfolios as a result of its investment in other investment companies (e.g. underlying Portfolios) (each, an "Acquired Portfolio"). The Total operating expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.



(8) "Acquired Portfolio Fees and Expenses" are estimated based on a rebalance of investments in underlying Portfolios.



(9) The Adviser has agreed to reduce its advisory fee for each class of shares of the Portfolio in an amount equal to the amount by which the Expenses of such class of the Portfolio exceed the Expense Limit (as a percentage of the average annual net assets of the Portfolio attributable to the class) of 0.050% and, if necessary, to remit to that class of the Portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of the Portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and (i) other extraordinary expenses not incurred in the ordinary course of JHT's business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.



(10) "Other Expenses" does not include an interest expense which was charged in 2008. This expense is considered extraordinary and not anticipated in the future.



(11) "Other Expenses" reflect the estimate expenses to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.

                              IV. Basic Information

WHAT IS THE CONTRACT?

The Contract is a deferred purchase payment variable annuity contract. An "annuity contract" provides a person (known as the "Annuitant" or "payee") with a series of periodic payments. Because this Contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the Contract's Maturity Date. Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen. If your annuity is provided under a master group contract, the term "Contract" as used in this Prospectus refers to the certificate you will be issued and not to the master group contract.

WHO OWNS THE CONTRACT?


Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person who bought the Contract is the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a Contract has joint Owners, both must join in any written notice or request.


IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any Annuity Option that commences during the Annuitant's lifetime. We may permit you to name another person as Annuitant or joint Annuitant if that person meets our underwriting standards. We may also permit you to name as joint Annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Purchase Payments

We call the investments you make in your Contract Payments or Purchase Payments. The Contracts described in this Prospectus are no longer available for sale; however, the minimum initial Purchase Payment requirements for the Contracts are outlined in the table below, along with the minimum Purchase Payment for each Additional Purchase Payment into the Contracts. If you purchased your Contract through the automatic investment plan, different minimums may apply. If your Contract's total value ever falls to zero, we may terminate it. Therefore, you may need to pay more Additional Purchase Payments to keep the Contract in force.

                                                 MINIMUM
                                                  DIRECT
                          MINIMUM    MINIMUM     DEPOSIT
                          INITIAL   ADDITIONAL  ADDITIONAL
                          PURCHASE   PURCHASE    PURCHASE
CONTRACT                  PAYMENT    PAYMENT     PAYMENT
                          --------  ----------  ----------
Patriot                   $ 1,000    $ 500      $ 100

Currently, we do not enforce any minimum Additional Purchase Payment amounts, but may do so in the future.

Initial Purchase Payment

When we received your initial Purchase Payment and all necessary information, we issued your Contract and invested your initial Purchase Payment. If the information was not in good order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within 5 Business Days, we either sent back your money or received your permission to keep it until we received all of the necessary information.

In certain situations, we may have issued a Contract upon receiving the order of your broker-dealer or financial institution but delayed the effectiveness of the Contract until we received your signed application. In those situations, if we did not receive your signed application within our required time period, we deemed the Contract void from the beginning and returned your Purchase Payment. We may not have issued a Contract if any proposed Owner or Annuitant was older than age 84. We may also have limited your ability to purchase multiple Contracts on the same Annuitants or Owners. We may, however, have waived either of these underwriting limits.

Issue Date and Contract Year

We measure the years and anniversaries of your Contract from its date of issue. We use the term Contract Year to refer to each period of time between anniversaries of your Contract's date of issue. We did not issue a Contract if the proposed Annuitant was older than age 84.

Limits on Purchase Payments

You can make Purchase Payments of up to $1,000,000 in any one Contract Year. The total of all new Purchase Payments and transfers that you may allocate to any one Variable Investment Option or Fixed Investment Option, in any one Contract Year may not exceed $1,000,000. While the Annuitant is alive and the Contract is in force, you can make Purchase Payments at any time before the Maturity Date until the age limit shown below:


                                 YOU MAY NOT MAKE ANY PURCHASE
IF YOUR CONTRACT IS USED TO  PAYMENTS AFTER THE ANNUITANT REACHES
FUND                                          AGE
---------------------------  ------------------------------------
A Qualified Plan              70 1/2 (1)
A Nonqualified plan           85



(1)    except for a Roth IRA, which has an age limit of 85


We may waive any of these limits on Purchase Payments.

Ways to Make Additional Purchase Payments


Additional Purchase Payments made by check or money order must be:


      -     drawn on a U.S. bank;

      -     drawn in U.S. dollars; and

      -     made payable to "John Hancock" and sent to the Annuities Service
            Center.


We credit any Additional Purchase Payments to your Contract at the close of the Business Day in which we receive them at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive an Additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.


We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payments should be sent to the Annuities Service Center at the address shown on the first page of this Prospectus. You can find information about other methods of making Purchase Payments by contacting us.

Additional Purchase Payments by Wire

You may transmit Additional Purchase Payments by wire through your bank to our bank, as long as you provide appropriate instructions with the transmittal to identify your Contract, and the selected Investment Options (unless you have provided us with standing allocation instructions). Information about our bank, our account number, and the ABA routing number may be obtained from the Annuities Service Center. Banks may charge a fee for wire services.

If your wire order is complete, we will invest the Additional Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete for an identified Contract, we will immediately return it.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

Variable Investment Options

You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.


Allocating assets only to one or a small number of the Variable Investment Options, other than to Portfolios with balanced and diversified investment strategies (see "Portfolio Investment Objectives and Strategies" on page 22, should not be considered a diversified investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your registered representative.

Fixed Investment Options

The amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. In states where approved, we currently make available various Fixed Investment Options with durations of up to five years, and we may make one or more additional Fixed Investment Options available for Contracts issued before September 30, 2002. As long as you keep your money in a Fixed Investment Option until its expiration date, we bear all the investment risk on that money.

However, if you prematurely transfer, "surrender" or otherwise withdraw money from a Fixed Investment Option we will increase or reduce the remaining value in your Contract by an amount that approximates the impact that any changes in interest rates would have had on the market value of a debt instrument with terms comparable to that Fixed Investment Option. This "market value adjustment" (or "MVA") imposes investment risks on you. We describe how the market value adjustments work in "Calculation of Market Value Adjustment ("MVA")".

WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE?

If your Contract is still in effect on its Maturity Date, it enters what is called the Annuity Period. During the Annuity Period, we make a series of fixed or variable payments to you as provided under one of our several Annuity Options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the Maturity Date. Therefore, you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.

You should carefully review the discussion under "VIII. The Annuity Period" for information about all of these choices you can make.

TO WHAT EXTENT CAN JHLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State Law Insurance Requirements


Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material features and benefits of the Contracts in this Prospectus.


Variations in Charges or Rates


We may vary the charges, durations of Fixed Investment Options, rates and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under the "Variations in Charges or Rates for Eligible Classes" section of this Prospectus.


WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders and systematic withdrawals);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.


How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as:


      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the Contract is being used; and

      -     the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.


A 10% tax penalty applies in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.



Special rules have waived minimum distribution requirements for calendar year 2009 (see "IX. Federal Tax Matters").

CONTRACTS PURCHASED AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN DO NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, ANNUITY LIFETIME INCOME OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?

Allocation of Purchase Payments


When you applied for your Contract, you specified the Variable Investment Options and Fixed Investment Options (together, your Investment Options) to which your Purchase Payments will be allocated. You may change this investment allocation for future Purchase Payments at any time. Any change in allocation will be effective as of the receipt of your request at the Annuities Service Center.


We do not impose a limit on the number of Investment Options to which you may allocate Purchase Payments at any one time during the accumulation period. For limits imposed during the annuity period, please see "Choosing Fixed or Variable Annuity Payments" in "VII. The Annuity Period."

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts held in one Investment Option to any other Investment Option. Although your Contract may impose restrictions on the maximum dollar amount that may be transferred among Variable Investment Options, we currently do not enforce these restrictions.

To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose the variable investment option's underlying Portfolio to increased investment portfolio transaction costs (affecting the value of the shares) and/or disrupt the Portfolio manager's ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Accounts to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program (see below under "Dollar Cost Averaging Program") or our Strategic Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its fixed investment period, (c) transfers made within a prescribed period before and after a substitution of Portfolios and (d) transfers made during the Annuity Period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers during the Annuity Period" section of this Prospectus). Under the Separate Accounts' policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Variable Investment Option may be made. We apply the Separate Accounts' policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period;

      -     restricting the dollar amount of transfers;

      - restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail); and

      -     restricting transfers into and out of certain Sub-Accounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date.


DURING THE ANNUITY PERIOD, YOU MAY NOT MAKE ANY TRANSFER THAT WOULD RESULT IN MORE THAN FOUR INVESTMENT OPTIONS BEING USED AT ONCE. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply.


While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing disruptive frequent trading activity and avoid harm to long-term investors. If we are unsuccessful in restricting disruptive frequent trading activity, the Portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Procedure for Transferring Your Assets

You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Annuities Service Center. Your request should include:

      -     your name;

      -     daytime telephone number;

      -     Contract number;

      - the names of the Investment Options to and from which assets are being transferred; and

      -     the amount of each transfer.


Your request becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). If we receive a transfer request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.



Telephone and Electronic Transactions



If you complete a special authorization form, we will permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on page ii of this Prospectus.



To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and to maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.



We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:



      -     any loss or theft of your password; or



      -     any unauthorized use of your password.



We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.





Dollar Cost Averaging Program

You may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the standard dollar cost averaging program:

      - you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone;

      -     you may discontinue the program at any time;

      - the program automatically terminates when the Variable Investment Option from which we are taking the transfers has been exhausted;

      - automatic transfers to or from Fixed Investment Options are not permitted under this program.

We reserve the right to suspend or terminate the program at any time.


Special Transfer Services - Asset Rebalancing Program



We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Portfolios. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Portfolios. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.



We will permit asset rebalancing only on the following time schedules:



      - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);



      - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or



      - annually on December 26th (or the next Business Day if December 26th is not a Business Day).





WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

We assess charges and deductions under the Contract against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolios' prospectuses.

Asset-Based Charges

We deduct Separate Account expenses daily, as a percentage of average account value, to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contracts, as follows:

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
                            PATRIOT VARIABLE ANNUITY
          (Contracts with initial Purchase Payment less than $250,000)
              ASSET-BASED CHARGE                              1.25%
          (Contracts with initial Purchase Payment equal to or greater than $250,000)
              ASSET-BASED CHARGE                              1.00%

This charge does not apply to assets you have in our Fixed Investment Options. We take the deduction proportionally from each Variable Investment Option you are then using.

In return for the mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less than expected.

Annual Contract Fee

We deduct a $30 annual Contract fee from Contracts with a Contract Value of less than $10,000. We deduct this charge at the end of each Contract Year. We also deduct it if you surrender your Contract, unless your Contract's total value, at the time of surrender, is $10,000 or above.

We take the deduction proportionally from each Variable Investment Option and each Fixed Investment Option you are then using. We reserve the right to increase the annual Contract fee to an amount up to $50.

Premium Taxes


We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                                  PREMIUM TAX RATE(1)
STATE OR                     QUALIFIED        NONQUALIFIED
Territory                    CONTRACTS         CONTRACTS

CA                             0.50%               2.35%
GUAM                           4.00%               4.00%
ME(2)                          0.00%               2.00%
NV                             0.00%               3.50%
PR                             1.00%               1.00%
SD(2)                          0.00%               1.25%(3)
TX(4)                          0.04%               0.04%
WV                             1.00%               1.00%
WY                             0.00%               1.00%


(1)   Based on the state of residence at the time the tax is assessed.

(2)   We pay premium tax upon receipt of Purchase Payment.

(3)   0.80% on Purchase Payments in excess of $500,000.


(4)   Referred to as a "maintenance" tax.


Withdrawal Charge

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date ("partial withdrawal") or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date ("total withdrawal" or "surrender"), we may assess a withdrawal charge. Some people refer to this charge as a "contingent deferred withdrawal load". The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown below:


                                           PATRIOT                   PATRIOT
CONTRACT OWNER TRANSACTION             VARIABLE ANNUITY         VARIABLE ANNUITY
EXPENSES                               OUTSIDE NEW YORK          INSIDE NEW YORK
--------------------------            -------------------      -------------------
Maximum Withdrawal Charge             6% for the 1st year      6% for the 1st year
(as % of amount of the Purchase       6% for the 2nd year      6% for the 2nd year
Payment that we consider to have      5% for the 3rd year      5% for the 3rd year
been withdrawn) (1)                   5% for the 4th year      4% for the 4th year
                                      4% for the 5th year      3% for the 5th year
                                      3% for the 6th year      2% for the 6th year
                                      2% for the 7th year      1% for the 7th year
                                      0% thereafter            0% thereafter


(1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

FREE WITHDRAWAL AMOUNTS. If you have any profit in your Contract, you can always withdraw that profit without any withdrawal charge. By "profit," we mean the amount by which your Contract's total value exceeds the Purchase Payments you have paid and have not (as discussed below) already withdrawn. If your Contract doesn't have any profit (or you have withdrawn it all) you can still make charge free withdrawals, unless and until all of your withdrawals during the same Contract Year exceed 10% of all of the Purchase Payments you have paid to date.

HOW WE DETERMINE AND DEDUCT THE CHARGE: If the amount you withdraw or surrender totals more than the free withdrawal amount during the Contract Year, we will assess a withdrawal charge shown in the Fee Tables on any amount of the excess that we attribute to Purchase Payments you made within a withdrawal charge period. Solely for purposes of determining the amount of the withdrawal charge, we assume that the amount of each withdrawal that exceeds the free withdrawal amount (together with any associated withdrawal charge) is a withdrawal first from the earliest Purchase Payment, and then from the next earliest Purchase Payment, and so forth until all payments have been exhausted. Once a Purchase Payment has been considered to have been "withdrawn" under these procedures, that Purchase Payment will not enter into any future withdrawal charge calculations.


We deduct the withdrawal charge proportionally from each Variable Investment Option and each Fixed Investment Option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a Growth option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other Investment Options, pro-rata based on the value in each. If your Contract as a whole has insufficient Surrender Value to pay the entire charge, we will pay you no more than the Surrender Value.

You will find examples of how we compute the withdrawal charge in Appendix B to this Prospectus.

WHEN WITHDRAWAL CHARGES DON'T APPLY: We don't assess a withdrawal charge in the following situations:

      - on amounts applied to an Annuity Option at the Contract's Maturity Date or to pay a death benefit;

      - on certain withdrawals if you have elected the Nursing Home Waiver Rider that waives the withdrawal charge; and

      - on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however).

HOW AN MVA AFFECTS THE WITHDRAWAL CHARGE. If you make a withdrawal from a Fixed Investment Option at a time when the related MVA results in an upward adjustment in your remaining value, we will calculate the withdrawal charge as if you had withdrawn that much more. Similarly, if the MVA results in a downward adjustment, we will compute any withdrawal charge as if you had withdrawn that much less.

Other Charges

If you purchased an optional benefit Rider, we will deduct the applicable charges for that benefit proportionally from each of your Investment Options, including the Fixed Investment Options, based on your value in each. We list these charges below:
                         OPTIONAL BENEFIT RIDER CHARGES(1)
    (AS A PERCENTAGE OF YOUR CONTRACT'S TOTAL VALUE UNLESS OTHERWISE STATED)

                        PATRIOT VARIABLE ANNUITY

Accidental Death Benefit Rider                      0.10%
Enhanced "Stepped Up" Death Benefit Rider           0.15%
Nursing Home Waiver (2)                             0.05%(3)

(1) Charges for optional benefit Riders are assessed monthly. The monthly charge is 1/12 of the annual charge shown in this table.

(2)   This Rider was not available for Contracts issued after April 30, 2004.

(3) As a percentage of that portion of your Contract's total value attributable to Purchase Payments that are still subject to withdrawal charges.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and Partial Withdrawals

Prior to your Contract's Maturity Date, if the Annuitant is living, you may:

      -     surrender your Contract for a cash payment of its Surrender Value;
            or

      -     make a partial withdrawal of the Surrender Value.


The Surrender Value of a Contract is the Contract Value, minus the annual Contract fee and any applicable premium tax. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.


Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "X. Federal Tax Matters." Among other things, if you make a full surrender or partial withdrawal from your Contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. When you take a partial withdrawal, we deduct any applicable withdrawal charge as a percentage of the total amount withdrawn. We take any applicable withdrawal charge from the amount remaining in a Contract after we process the amount you request.

We reserve the right to terminate your Contract if the value of your Contract becomes zero. You generally may not make any surrenders or partial withdrawals once we begin making payments under an Annuity Option. Your Contract also provides that, without our prior approval, you may not make a partial withdrawal for less than $100, or if the remaining total value of your Contract would be less than $1,000. We are not currently enforcing this limitation, but may do so in the future.


Your request to surrender your Contract or to make a partial withdrawal becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of daytime trading for the day on the New York Stock Exchange (usually 4:00 p.m., Eastern Time). If we receive a request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.



We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information, at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:



            - the New York Stock Exchange is closed (other than customary weekend and holiday closings);



            -     trading on the New York Stock Exchange is restricted;



            - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or



            - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for withdrawal of Contract Value. The transaction may be subject to taxes and any applicable withdrawal charges. If you determine to continue the remaining Contract, we will reduce the benefit under any existing optional benefit Rider to the Contract in accordance with its terms.


TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "X. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see "IX Federal Tax Matters" and the section titled "Qualified Plan Types" in the Statement of Additional Information).


Signature Guarantee Requirements for Surrenders and Partial Withdrawals


(Not Applicable to Contracts Issued in New Jersey)


We require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:

      - you are requesting that we mail the amount withdrawn to an alternate address; or

      - you have changed your address within 30 days of the withdrawal request; or


      - you are requesting a withdrawal in the amount of $250,000 or greater.


We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.

Nursing Home Waiver of Withdrawal Charge

You have may purchased an optional nursing home waiver of withdrawal charge Rider when you applied for your Contract, as permitted by state law. If you purchased this Rider, we will waive the withdrawal charges on any withdrawals, provided all the following conditions apply:

      - You become confined to a nursing home beginning at least 90 days after we issue your Contract.

      - You remain in the nursing home for at least 90 consecutive days and receive skilled nursing care.

      - We receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility.

      -     Your confinement is prescribed by a doctor and medically necessary.

At the time of application, you could not purchase this Rider if (1) you were older than 75 years at application or (2) in most states, if you were confined to a nursing home within the past two years at application.


There are or may be situations other than those described above or elsewhere in the Prospectus (e.g., "Variations in Charges or Rates for Eligible Classes"), that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.


Systematic Withdrawal Plan


Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the Contract Value. Each systematic withdrawal is subject to any market value adjustment or withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How Will the Value of My Investment in the Contract Change Over Time?" and "What Fees and Charges Will be Deducted from My Contract?" The same tax consequences also generally will apply.


You may cancel the systematic withdrawal plan at any time.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

Telephone Withdrawals

If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract Value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "Telephone and Facsimile Transactions" in this Prospectus.

WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?

Death Benefits - In General

The Contracts described in this Prospectus generally provide for distribution of death benefits if you die before a Contract's Maturity Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. We may pay death benefits in some cases on the Annuitant's death, instead of the Owner's death, if the Annuitant predeceases the Owner. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

Distribution Requirements Following Death of Owner

If you did not purchase your Contract under a tax qualified plan, the Code requires that the following distribution provisions apply if you die. We summarize these provisions (and the effect of spousal continuation) below. If your Contract has joint Owners, these provisions apply upon the death of the first to die.

IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:


      - if the Contract's designated Beneficiary is your surviving spouse who falls within the definition of "spouse" under the federal Defense of Marriage Act, your spouse may continue the Contract as the new Owner without triggering adverse federal tax consequences. See "X. Other Information - Spouse." In that case:


                  o we will not pay a death benefit, if you are the Annuitant, but the total value of your Contract will equal the death benefit that would have been payable, excluding amounts payable under any optional benefit Riders; and


                  o any additional amount that we may credit to your Contract will be allocated to the Investment Options in the same ratio as the investment allocations held at the time of death and will not be subject to any future surrender or withdrawal charges. If your spouse makes any Additional Purchase Payments (and if there are any unliquidated Purchase Payments at the time of your death), however, they will be subject to future surrender or withdrawal charges as provided in your Contract;

      - if the Beneficiary is not your surviving spouse or if the Beneficiary is your surviving spouse but chooses not to continue the Contract, the "entire interest" (as discussed below) in a Contract on the date of your death must be:

                  o     paid out in full within five years of your death; or

                  o applied in full towards the purchase of a life annuity on the Beneficiary, or for a similar benefit payable over a period not extending beyond the life expectancy of the Beneficiary, with payments commencing within one year of your death.

Your "entire interest" on the date of your death, if you are the last surviving Annuitant as well as the Owner, equals the death benefit that then becomes payable. If you are the Owner but not the last surviving Annuitant, the "entire interest" equals:

      - the surrender value if paid out in full within five years of your death; or

      - the total value of your Contract applied in full towards the purchase of a life annuity on the Beneficiary, or for a similar benefit payable over a period not extending beyond the life expectancy of the Beneficiary, with payments commencing within one year of your death.

YOU SHOULD REVIEW YOUR CONTRACT CAREFULLY TO DETERMINE THE "ENTIRE INTEREST" THAT WILL BE DISTRIBUTED UPON AN OWNER'S DEATH.

If you die on or after annuity payments have begun:

      - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

The Code imposes very similar distribution requirements on Contracts used to fund Qualified Plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

Death Benefits Following Death of Annuitant

If the Annuitant dies before your Contract's Maturity Date, we will pay a standard death benefit, unless you have elected an enhanced death benefit Rider. YOU SHOULD REVIEW YOUR CONTRACT CAREFULLY TO DETERMINE WHEN A "STANDARD" DEATH BENEFIT IS PAYABLE.

If your Contract has joint Owners, each Owner will automatically be deemed to be the Beneficiary of the other. This means that any death benefit payable upon the death of one Owner will be paid to the other Owner. In that case, any other Beneficiary you have named would receive the death benefit only if neither joint Owner remains alive at the time the death benefit becomes payable.

Standard Death Benefit

The standard death benefit is the greater of:

            For Contracts that were issued outside New York:

            - the total value of your Contract adjusted by any then-applicable market value adjustment; or

            - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges.

            For Contracts that were issued inside New York:

            -     the total value of your Contract; or

            - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges.

Enhanced Death Benefit Riders

We offered several optional death benefit Riders under Patriot Contracts that, depending on state availability and our underwriting rules, were available to you at the time you purchased your Contract. For an extra fee, these optional death benefit Riders may enhance the standard death benefit payable under your Contract, subject to the terms and limitations contained in the Rider. We offered a "Stepped-up" death benefit Rider and an "Accidental Death Benefit" Rider to applicants under age 80 at the time of purchase. We provide a general description of each of these Riders in Appendix C to this Prospectus.

Calculation and Payment of Death Benefit Value

We calculate the death benefit value as of the day we receive, in proper order at the Annuities Service Center:

      -     proof of death before the Contract's Maturity date; and

      -     any required instructions as to method of settlement.

We will generally pay the death benefit in a "lump-sum" under our current administrative procedures to the Beneficiary you chose, unless:

      - the death benefit is payable because of the Owner's death, the designated Beneficiary is the Owner's spouse, and he or she elects to continue the Contract in force; or

      - an optional method of settlement is in effect. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than the minimum stated in your Contract (in most states, $5,000), we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity Options."

We will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Delay of Certain Payments" in the Statement of Additional Information). Beneficiaries who opt for a lump sum payout of their portion of the death benefit will receive the funds in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the Beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the Beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.



You can find more information about optional methods of settlement under "Annuity Options."


CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. To have canceled your Contract, you would have delivered or mailed it to us or to the JHLICO representative who delivered the Contract to you.


In most states, you would have received a refund equal to the total value of your Contract on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you would have paid, if that amount were higher. The date of cancellation would have been the date we receive the Contract.

   V. General Information about Us, the Separate Accounts and the Portfolios

THE COMPANY


We are John Hancock Life Insurance Company, a Massachusetts stock life insurance company. We are located at 601 Congress Street, Boston, Massachusetts 02210.. We also have an Annuities Service Office at 164 Corporate Drive, Portsmouth, NH 03801-6815. We are authorized to transact life insurance and annuity business in all states and the District of Columbia.


On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, the Company's ultimate parent is now Manulife Financial Corporation.


On July 29, 2008, the Board of Directors of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") unanimously voted to authorize the company to enter into an agreement to merge with two of its affiliates, JHLICO and JHVLICO. The Merger Agreement, which has also been authorized by the Boards of Directors of JHLICO and JHVLICO, is subject to the applicable regulatory approvals for insurance regulators in Massachusetts and Michigan and in the other jurisdictions where the companies are licensed. The Merger Agreement, if approved, will become effective in 2009 or such other time as may be agreed by the parties. Pursuant to the terms of the Merger Agreement, JHLICO and JHVLICO would cease to exist, and the companies' assets and obligations would be assumed by John Hancock USA.



RATING AGENCIES, ENDORSEMENTS AND COMPARISONS. We are ranked and rated by independent financial rating services, including Moody's Investors Service, Inc., Standard & Poor's Rating Services, Fitch Ratings Ltd. and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of John Hancock USA and John Hancock NY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Accounts or their Sub-Accounts, or the Trust or its Portfolios. The ratings are available on our website. We may from time to time publish the ratings in advertisements, sales literature, reports to Contract Owners, etc. In addition, we may include in certain promotional literature endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts.



We may also occasionally include in advertisements comparisons of performance information for a Variable Account to:



      - other variable annuity separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria;



      - the Consumer Price Index, to assess the real rate of return from buying a Contract by taking inflation into consideration;



      -     various indices that are unmanaged;



      - currently taxable and tax deferred investment programs, based on selected tax brackets.



Our advertisements may also include discussions of alternative investment vehicles and general economic conditions.





THE SEPARATE ACCOUNTS

You do not invest directly in the Portfolios made available under the Contract. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through John Hancock Variable Annuity Account H or John Hancock Variable Annuity Account V. Please refer to your Contract. We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio).

The Company established John Hancock Variable Annuity Account H and John Hancock Variable Annuity Account V under Massachusetts law. The Separate Accounts' assets, including the Portfolios' shares, belong to JHLICO. Each Contract provides that amounts we hold in the Separate Accounts pursuant to the Contracts cannot be reached by any other persons who may have claims against us.

The income, gains and losses, whether or not realized, from assets of the Separate Accounts are credited to or charged against the Separate Accounts without regard to our other income, gains, or losses. Nevertheless, all obligations arising under the Contract are general corporate obligations of ours. Assets of our Separate Accounts may not be charged with liabilities arising out of any of our other business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


The Separate Accounts are registered as a unit investment trusts under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate Accounts may be operated as management investment companies under the 1940 Act or they may be deregistered if 1940 Act registration were no longer required.


THE PORTFOLIOS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in NAV shares of a corresponding Portfolio of John Hancock Trust.


THE PORTFOLIOS IN THE SEPARATE ACCOUNTS ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain qualified pension, retirement or college savings plans.


Investment Management

The Portfolios' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNTS.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Portfolio or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.


The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. Compensation payments may be made by a Portfolio's investment adviser or its affiliates. Any such payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

Fund-of-Funds

The John Hancock Trust's Lifestyle Balanced Trust is a "fund-of-funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for the John Hancock Trust's Lifestyle Balanced Trust contains a description of the underlying portfolios for that Portfolio, including expenses and associated investment risks.

Portfolio Investment Objective and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.


                               JOHN HANCOCK TRUST
We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



CAPITAL GUARDIAN TRUST COMPANY
       Overseas Equity Trust                           Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

DAVIS SELECTED ADVISERS, L.P.
       Financial Services Trust                        Seeks growth of capital. To do this, the Portfolio invests at least 80% of its net assets in companies that are principally engaged in financial services.

DECLARATION MANAGEMENT & RESEARCH LLC
       Active Bond Trust (1)                           Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

       Total Bond Market Trust B                       Seeks to track the performance of the Barclays Capital U.S. Aggregate Bond
                                                       Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least 80% of its net assets in securities listed in the Barclays Capital U.S. Aggregate Bond Index.

       Short-Term Bond Trust                           Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with an average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Portfolio's net assets will be invested in high yield bonds.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
      Real Estate Securities Trust(2)                  Seeks to achieve a combination of long-term capital appreciation and current income. To do this, the Portfolio invests at least 80% of its net assets in equity securities of REITs and real estate companies.

JENNISON ASSOCIATES LLC
      Capital Appreciation Trust                       Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity and equity-related securities of companies that are attractively valued and have above-average growth prospects.

                               JOHN HANCOCK TRUST
We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
       500 Index Trust B                               Seeks to approximate the aggregate total return of a broad-based U.S.
                                                       domestic equity market index. To do this, the Portfolio invests at least
                                                       80% of its net assets in the common stocks in the S&P 500(R) index and securities that as a group will behave in a manner similar to the index. (3)

       Lifestyle Balanced Trust (4)                    Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund-of-funds and normally invests approximately 40% of its assets in underlying Portfolios which invest primarily in fixed income securities, and approximately 60% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

       Money Market Trust B                            Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Portfolio invests in high quality, U.S. dollar denominated money market instruments.

                                                       Note: The returns of a Money Market Subaccount in your Contract may become extremely low or possibly negative if the interest rates earned by the underlying Money Market Portfolio are not sufficient to offset Contract expense deductions.

      Optimized All Cap Trust                          Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity securities of large-, mid- and small-cap U.S. companies with strong industry position, leading market share, proven management and strong financials.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
      Global Bond Trust                                Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least
                                                       80% of its net assets in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such securities.

SsgA FUNDS MANAGEMENT, INC.
       International Equity Index Trust B              Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging market countries. To do this, the Portfolio invests at least 80%
                                                       of its assets in securities listed in the Morgan Stanley Capital
                                                       International All Country World Excluding U.S. Index,(5) or American
                                                       Depository Receipts or Global Depository Receipts representing such securities.

T. ROWE PRICE ASSOCIATES, INC.
      Blue Chip Growth Trust                          Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries.

                               JOHN HANCOCK TRUST
We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.



T. ROWE PRICE ASSOCIATES, INC. (CONTINUED)
       Equity-Income Trust                             Seeks to provide substantial dividend income and also long-term growth of
       (successor to Classic Value Trust)              capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

       Mid Value Trust                                 Seek long-term capital appreciation. To do this, the Portfolio invests at
       (successor to Mid Cap Value Trust)              least 80% of its net assets in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

WELLINGTON MANAGEMENT COMPANY, LLP
       Small Cap Growth Trust                          Seeks long-term capital appreciation. To do this, the Portfolio invests at
       (successor to Emerging Growth Trust and         least 80% of its net assets in small-cap companies that are believed to
       Small Cap Trust)                                offer above-average potential for growth in revenues and earnings.

WESTERN ASSET MANAGEMENT COMPANY
      High Yield Trust(6)                              Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the
                                                       Portfolio invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S. Government and foreign securities.



(1) The Active Bond Trust is also subadvised by MFC Global Investment Management (U.S.), LLC.



(2) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.



(3) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the mid cap range for S&P 500(R) was from $224 million to $337.87 billion, and for the S&P MidCap 400(R), was $42 million to $4.6 billion.



(4) Deutsche Asset Management Americas, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.



(5) "MSCI All Country World ex-USA IndexSM" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the market capitalization range of the Index was $199 million to $176 billion.



(6) High Yield Trust is sub-subadvised by Western Asset Management Company Limited.

                 VI. Information about Fixed Investment Options


IN GENERAL


All of JHLICO's general assets (discussed above) support its obligations under the Fixed Investment Options (as well as all of its other obligations and liabilities). To hold the assets that support primarily the Fixed Investment Options, we have established a "non-unitized" separate account. With a non-unitized separate account, you have no interest in or preferential claim on any of the assets held in the account. The investments we purchase with amounts you allocated to any Fixed Investment Option belong to us; any favorable investment performance on the assets allocated to the Fixed Investment Options belongs to us. Instead, you earn interest at the rate of the Fixed Investment Option you selected, provided that you don't surrender, transfer, or withdraw your assets prior to the end of your selected Fixed Investment Option.


Because of exemptive and exclusionary provisions, interests in the Fixed Investment Options have not been registered under the Securities Act of 1933, and our non-unitized separate account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any of its assets are subject to the provision of these acts. We have been advised that the SEC staff has not reviewed the disclosure in this Prospectus relating to the Fixed Investment Options. Disclosure regarding the Fixed Investment Options is, however, subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.


HOW THE FIXED INVESTMENT OPTIONS WORK

Amounts you allocate to the Fixed Investment Options earn interest at a guaranteed rate commencing with the date of allocation. At the expiration of the Fixed Investment Options, we will automatically transfer its total value to the Money Market Variable Investment Option under your Contract, unless you elect to:

            - withdraw all or a portion of any such amount from the Contract;

            - allocate all or a portion of such amount to a new Fixed Investment Option or periods of the same or different duration as the expiring Fixed Investment Option; or

            - allocate all or a portion of such amount to one or more of the Variable Investment Options.

You must notify us of any such election, by mailing a request to us at the Annuities Service Center at least 30 days prior to the end of the expiring Fixed Investment Option. We will notify you of the end of the Fixed Investment Option at least 30 days prior to its expiration (45 days for Contracts issued in NY). The first day of the new Fixed Investment Option or other reallocation will begin the day after the end of the expiring Fixed Investment Option.

We currently make available Fixed Investment Options with durations of five years. For contracts issued before September 30, 2002, however, we may permit you to select different durations. If you select any Fixed Investment Option with a duration that extends beyond your Contract's Maturity Date, your Maturity Date will automatically be changed to the Annuitant's 95th birthday (90th for Contracts issued in NY), or a later date, if we approve. We reserve the right to add or delete Fixed Investment Options for new allocations to or from those that are available at any time.

Guaranteed Interest Rates

Each Fixed Investment Option has its own guaranteed interest rate. We may, at our discretion, change the guaranteed rate for future Fixed Investment Options. These changes will not affect the guaranteed rates being paid on Fixed Investment Options that have already commenced. Each time you allocate or transfer money to a Fixed Investment Option, a new Fixed Investment Option, with a new interest rate, begins to run with respect to that amount. The amount allocated or transferred earns a guaranteed rate that will continue unchanged until the end of that period. We will not make available any Fixed Investment Option offering a guaranteed rate below 3%.

We make the final determination of guaranteed rates and Fixed Investment Options to be declared. We cannot predict or assure the level of any future guaranteed rates or the availability of any future Fixed Investment Options.

You may obtain information concerning the guaranteed rates applicable to the various Fixed Investment Options, and the durations of the Fixed Investment Options offered, at any time by calling the Annuities Service Center.

Calculation of Market Value Adjustment ("MVA")

If you withdraw, surrender, transfer, or otherwise remove money from a Fixed Investment Option prior to its expiration date, we will apply a market value adjustment. A market value adjustment also generally applies to:

            - death benefits pursuant to your Contract (not applicable to Contracts issued in NY);

            -     amounts you apply to an Annuity Option; and

            -     amounts paid in a single sum in lieu of an annuity.

The market value adjustment increases or decreases your remaining value in the Fixed Investment Option. If the value in that Fixed Investment Option is insufficient to pay any negative MVA, we will deduct any excess from the value in your other Investment Options pro-rata based on the value in each. If there is insufficient value in your other investment options, we will in no event pay out more than the Surrender Value of the Contract. Here is how the MVA works:

We compare:

            - the guaranteed rate of the Fixed Investment Option from which the assets are being taken WITH

            - the guaranteed rate we are currently offering for Fixed Investment Options of the same duration as remains on the Fixed Investment Option from which the assets are being taken.

If the first rate exceeds the second by more than 1/2% (1/4% for Contracts issued in FL and NY), the market value adjustment produces an increase in your Contract's value.

If the first rate does not exceed the second by at least 1/2% (1/4% for Contracts issued in FL and NY), the market value adjustment produces a decrease in your Contract's value.

For this purpose, we consider that the amount withdrawn from a Fixed Investment Option includes the amount of any negative MVA and is reduced by the amount of any positive MVA.

The mathematical formula and sample calculations for the market value adjustment appear in Appendix A.

Limitation on Market Value Adjustments

In no event will the market value adjustment (positive or negative) exceed the amount of any excess interest we credit on a Fixed Investment Option up to the date of computation. Excess interest means the dollar amount of interest earned to date on the amount being withdrawn in excess of what would have been earned if the effective annual interest rate had been 3%.

                          VII. The Accumulation Period

YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases "accumulation units" of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                          dollar amount of transaction

                                   DIVIDED BY

               value of one accumulation unit for the applicable
                 Variable Investment Option at the time of such
                                   transaction

The value of each accumulation unit will change daily depending upon the investment performance of the Portfolio that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option. (See below under "Variable Investment Option Valuation Procedures.")

Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:

                  number of accumulation units in the Variable
                               Investment Options


                                  MULTIPLIED BY


                value of one accumulation unit for the applicable
                    Variable Investment Option at that time


VARIABLE INVESTMENT OPTION VALUATION PROCEDURES



We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the accumulation unit value will be the same as the value at the close of the next following Business Day.



During the Annuity Period, the Contract Value must be allocated to no more than four Investment Options. During the Annuity Period, we offer annuity payments on a variable basis for each Variable Investment Option. If you are using more than four Investment Options on the Maturity Date, under a deferred Contract, we will divide your Contract's value (after deducting any premium tax charge that was not deducted from Purchase Payments) among the four Investment Options with the largest values, pro-rata based on the amount of the Contract Value that you have in each.


YOUR VALUE IN THE FIXED INVESTMENT OPTIONS

On any date, the total value of your Contract in a Fixed Investment Option equals:

      - the amount of Purchase Payments or transferred amounts allocated to the Fixed Investment Option, minus

      - the amount of any withdrawals or transfers paid out of the Fixed Investment Option, minus

      - the amount of any negative market value adjustments resulting from such withdrawals or transfers, plus

      - the amount of any positive market value adjustments resulting from such withdrawals and transfers, minus

      - the amount of any charges and fees deducted from that Fixed Investment Option, plus

      - interest compounded daily on any amounts in the Fixed Investment Option from time to time at the effective annual rate of interest we have declared for that Fixed Investment Option.

                            VIII. The Annuity Period

Annuity payments are made to the Annuitant, if still living. If more than one Annuitant is living at the Maturity Date, the payments are made to the younger of them.


MATURITY DATE


Your Contract specifies the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially choose a Maturity Date when you complete your application for a Contract. Unless we otherwise permit, the Maturity Date must be:

      - at least 6 months (12 months for Contracts issued in NY) after the date the first Purchase Payment is applied to your Contract; and

      - no later than the maximum age specified in your Contract (normally age 95); in NY it's the later of age 90 or 10 years after the date we issued your Contract).


Subject always to these requirements, you may subsequently change the Maturity Date. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Also, if you are selecting or changing your Maturity Date for a Contract issued under a Qualified Plan, special limits apply (see "X. Federal Tax Matters"). The Annuities Service Center must receive your new selection at least 31 days prior to the new Maturity Date.


NOTICE OF MATURITY DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. We may delay the start of annuity payments if you fail to verify this information.

CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS

During the Annuity Period, the total value of your Contract must be allocated to no more than four Investment Options. During the Annuity Period, we do not offer the Fixed Investment Options. Instead, we offer annuity payments on a fixed basis as one Investment Option, and annuity payments on a variable basis for EACH Variable Investment Option.

We will generally apply (1) amounts allocated to the Fixed Investment Options as of the Maturity Date to provide annuity payments on a fixed basis and (2) amounts allocated to Variable Investment Options to provide annuity payments on a variable basis. If you are using more than four Investment Options on the Maturity Date, we will divide your Contract's value among the four Investment Options with the largest values (considering all Fixed Investment Options as a single option), pro-rata based on the amount of the total value of your Contract that you have in each.

We will make a market value adjustment to any remaining Fixed Investment Option amounts on the Maturity Date, before we apply such amounts to an annuity payment option. We will also deduct any premium tax charge.

Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

SELECTING AN ANNUITY OPTION

Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for a 10 year period (discussed under "Annuity Options").

Prior to the Maturity Date, you may select a different Annuity Option. However, if the total value of your Contract on the Maturity Date is less than $5,000, you may only select Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period as an Annuity Option, regardless of any other election that you have made. You may not change the form of Annuity Option once payments commence.

If the initial monthly payment under an Annuity Option would be less than $50, we may make a single sum payment equal to the total surrender value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

Subject to that $50 minimum limitation, your Beneficiary may elect an Annuity Option if:

      -     you have not made an election prior to the Annuitant's death;

      - the Beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

      - the Beneficiary notifies us of the election prior to the date the proceeds become payable.

VARIABLE MONTHLY ANNUITY PAYMENTS


During the Annuity Period, the Contract Value must be allocated to no more than four Investment Options. During the Annuity Period, we offer annuity payments on a variable basis for each Variable Investment Option. If you are using more than four Investment Options on the Maturity Date, under a deferred Contract, we will divide your Contract Value (after deducting any premium tax charge that was not deducted from Purchase Payments) among the four Investment Options with the largest values, pro-rata based on the amount of the Contract Value that you have in each.


We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.

The amount of each subsequent variable annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option.

Here's how it works:

      - We calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

      - If that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

      - If the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.


VARIABLE INVESTMENT OPTION VALUATION PROCEDURES



We compute the net investment return and Annuity Unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for daytime trading. Each Business Day ends at the close of daytime trading for the day on that exchange (usually 4:00 p.m. Eastern Time). On any date other than a Business Day, the Annuity Unit value will be the same as the value at the close of the next following Business Day.


ASSUMED INVESTMENT RATE

The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

TRANSFERS DURING THE ANNUITY PERIOD

Some transfers are permitted during the Annuity Period, but subject to different limitations than during the Accumulation Period. Once annuity payments on a variable basis have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of ANNUITY UNITs being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. Once annuity payments begin, no transfers may be made from payments on a fixed basis to payments on a variable basis or from payments on a variable basis to payments on a fixed basis. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

FIXED MONTHLY ANNUITY PAYMENTS

The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the Annuity Option selected. To determine such dollar amounts we first, in accordance with the procedures described above, calculate the amount to be applied to the FIXED ANNUITY Option as of the Maturity Date. We then subtract any applicable premium tax charge, if applicable, and divide the difference by $1,000.

We then multiply the result by the greater of:

            - the applicable Fixed Annuity purchase rate shown in the appropriate table in the Contract; or

            - the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the Annuitant, unless prohibited by law.)

ANNUITY OPTIONS

Here are some of the Annuity Options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those Annuity Options listed here and in your Contract.

OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guaranteed period to a contingent payee, subject to the terms of any supplemental agreement issued.

Federal income tax requirements currently applicable to Contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

OPTION C - JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

OPTION D - JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.

OPTION E - LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.

OPTION F - INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

OPTION G - INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the Contract.

With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only Fixed Annuity payments. Payments under Options F and G must continue for 10 years, unless your Contract has been in force for 5 years or more.

If the payee is more than 85 years old on the Maturity Date, the following two options are not available without our consent:

      - Option A: "Life Annuity with Payments for a Guaranteed Period" for the 5 year period and

      -     Option B: "Life Annuity without Further Payment on Death of Payee."

                             IX. Federal Tax Matters


INTRODUCTION


The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.


The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS


At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.



If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.



CHARITABLE REMAINDER TRUSTS



This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.



NONQUALIFIED CONTRACTS


(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. (A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.)


Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment until you have recovered your entire investment in the Contract. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity Nonqualified contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.


As mentioned above, amounts received in either a partial withdrawal or full surrender are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in either a partial withdrawal or full surrender could be greater or less depending on how the market value adjustment is treated.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

      - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

      - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

      - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

      - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

      - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:


      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - attributable to the Contract Owner becoming disabled (as defined in the tax law);

      - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

      - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

      -     made under a single-premium immediate annuity contract; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.


Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



Exchanges of Annuity Contracts



We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may not exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit.) If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includable in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange. You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.



Puerto Rico Nonqualified Contracts



IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A TAX ADVISER. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Nonqualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Nonqualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.


Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Accounts follow certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan, including IRAs)


The Contracts are also available for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix D of this Prospectus and in the Statement of Additional Information, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Required Minimum Distributions



Treasury Regulations prescribe required minimum distribution ("RMD") rules governing thetime at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


TEMPORARY WAIVER OF RMDS FOR 2009. On December 23, 2008, the Worker, Retiree, and Employer Recovery Act of 2008 (the "Act") was signed into law. The Act provides a temporary waiver from required minimum distribution (RMD) rules in 2009 for certain tax-qualified retirement plans (including IRAs). You will need to notify us if you wish to suspend systematic withdrawals of RMD amounts under a Contract intended for use with a tax-qualified retirement plan (including an IRA).



Under the Act, no minimum distribution is required for calendar year 2009 from individual retirement plans and employer-provided "defined contribution" retirement plans. The next RMD under these types of plans would be for calendar year 2010. This relief applies to lifetime distributions to employees and IRA owners and after-death distributions to beneficiaries.



In the case of an individual who attains age 70 1/2 in 2009 (i.e., the individual's required beginning date under current law is April 1, 2010), no distribution is required for 2009 and no distribution will be required to be made by April 1, 2010.



If the five year rule applies to the payment of death benefit amounts, the Act provides that the five year period is determined without regard to calendar year 2009. For example, if an individual dies in 2007, the Act provides that the five year period ends in 2013 instead of 2012.



The Act does not change:



            - the requirement for an individual who attains age 70 1/2 in 2008 to begin RMDs, if not made during 2008, by April 1, 2009; and



            -     any RMD for calendar years after 2009.



In the case of an employer-provided plan, the Act also provides that if a plan makes a distribution in 2009 that is an "eligible rollover distribution" (but would have been an RMD if not for the Act's waiver of 2009 requirements), the plan may, but is not required to, offer an employee the ability to make a direct rollover of that amount and provide the employee with a written explanation of the requirement. If the employee elects to receive the distribution, the distribution is not subject to mandatory 20% federal income tax withholding.



Unless you notify us otherwise, we will continue to process systematic withdrawals that you have pre-authorized for an RMD amount. Please read the annuity prospectus carefully for additional information about the systematic withdrawal program(s) offered under your Contract.



You may not be required to take an RMD from a Contract in 2009. If you take a pre-authorized systematic withdrawal for a "required minimum distribution" amount in 2009, the withdrawal: (i) may be subject to income tax and, if your Rider calculates an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax; (ii) may reduce the death benefit and other optional benefits; and
(iii) may cancel your eligibility to earn a Credit under the provisions of your guaranteed minimum withdrawal benefit Rider during any Contract Year in which you receive a payment under the systematic withdrawal program.



Call or write us at the Annuities Service Center listed on page ii of this Prospectus if you wish to defer your RMD for 2009. If you would like to defer your RMD for 2009 but have already received a scheduled distribution, call our Annuities Service Center within 60 days of receipt of your distribution to discuss your options.



Please consult your tax advisor to determine how the Act affects your RMDs.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments (Life Expectancy Distribution) is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.


When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Rollovers and Transfers

If permitted under your plan, you may make take a distribution:

      - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;

      - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

      - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA;

      - from a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and make a "tax-free" rollover to any such plans.


In addition, if your spouse survives you and falls within the definition of "spouse" under the federal Defense of Marriage Act he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may, if permitted by the plan, transfer to a traditional IRA the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return. This type of rollover is taxable. You may make a tax-free rollover to a Roth IRA from a Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or Section 403(b) of the Code.



Although we allow a beneficiary of an IRA who is eligible to roll the IRA over to a Contract as a traditional or Roth IRA to do so, we do not allow such an IRA beneficiary to purchase any of our optional benefit Riders on that Contract.


In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.

Withholding on Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan, a traditional IRA or a Roth IRA. A direct Transfer to a Roth IRA, however, will be treated as an eligible rollover distribution which may be subject to withholding. (See "Conversions and Rollovers to Roth IRAs," below.)

If you take a distribution from a Qualified Contract, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read "What Other Optional Benefits May Have Been Available to Me Under a Contract?" in "IV. Basic Information" earlier in this Prospectus for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another tax-qualified retirement plan. Similarly, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you, if you wish to purchase a Qualified Contract. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU PURCHASED A CONTRACT FOR USE WITH A TAX-QUALIFIED RETIREMENT PLAN.

Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

            -     you have adjusted gross income over $100,000; or

            -     you are a married tax payer filing a separate return.


These restrictions do not apply in tax years beginning after December 31, 2009. The Roth IRA annual contribution limit does not apply to converted or rollover amounts.



You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or
Section 403(b) of the Code. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.


If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you do instruct us to withhold for taxes when converting an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read "What Other Optional Benefits May Have Been Available to Me Under a Contract?" in "IV. Basic Information" earlier in this Prospectus for information about the impact of withdrawals on optional benefit Riders.

You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.


Section 403(b) Qualified Plans



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. We currently are not offering this Contract for use in a retirement plan intended to qualify as a
Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless (a) we (or an affiliate of ours) previously issued annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your
Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together, the "Required Documentation").



We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.



In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with a rollover transfer of initial Purchase Payment funds, the transfer may be treated as a taxable transaction.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.


If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a qualified tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.



Please see Appendix D or request a copy of the Statement of Additional Information from the Annuities Service Center for more detailed information regarding Section 403(b) Qualified Plans.


Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                               X Other Information



ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY



To qualify for favorable tax treatment, certain Contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the Owner is a trustee under section 401(a) of the Code.



Subject to these limits, while the Annuitant is alive, you may designate someone else as the Owner by written notice to the Annuities Service Center. You choose the Beneficiary in the application for the Contract. You may change the Beneficiary by written notice no later than receipt of due proof of the death of the Annuitant. Changes of Owner or Beneficiary will take effect when we receive them, whether or not you or the Annuitant is then alive. However, these changes are subject to:



      -     the rights of any assignees of record; and



      -     certain other conditions referenced in the Contract.



An assignment, pledge, or other transfer may be a taxable event. See "IX. Federal Tax Matters" above. Therefore, you should consult a competent tax adviser before taking any such action.



BENEFICIARY



The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.



SPOUSE



FEDERAL DEFINITION OF SPOUSE. Any federal tax provisions related to status as a "spouse" are governed by the federal Defense of Marriage Act ("DOMA"), which does not recognize civil unions or same-sex marriages that may be allowed under state law. Please consult with your tax advisor for information on how federal tax rules may affect Contracts where civil union or same-sex marriage partners, either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s).



STATE VARIATIONS. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as spouses who fall within the DOMA definition. To see a table of states with such a requirement, you may request a Statement of Additional Information from the Annuities Service Center. You should consult with a qualified financial professional for additional information on your state's regulations regarding civil unions and same-sex marriages.



PERFORMANCE INFORMATION


We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.

Total return at the Account level is the percentage change between:

      - the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period, and

      -     the value at the end of such period.

At the Account level, total return reflects adjustments for any:

      -     mortality and expense risk charges,

      -     administrative charge,

      -     annual Contract fee, and

      - withdrawal charge payable if the Owner surrenders his Contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit Riders. Total return at the Account level will be lower than that at the Trust level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any Contract fee or withdrawal charge and it may be for additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market Investment Option. Current yield refers to the income earned on your investment in the Money Market Investment Option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, if applicable, or any charge for optional benefit Riders.


REPORTS



At least annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the Portfolios.



VOTING PRIVILEGES


At meetings of the Portfolios' shareholders, we will generally vote all the shares of each Portfolio that we hold in the Account in accordance with instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.




CHANGES TO THE SEPARATE ACCOUNTS

We reserve the right, subject to applicable law, including any required shareholder approval,

      - to transfer assets that we determine to be your assets from the Separate Accounts to another separate account or Investment Option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions;

      -     to add or delete Variable Investment Options;

      -     to change the underlying investment vehicles;

      -     to operate the Separate Accounts in any form permitted by law; and

      - to terminate the Separate Accounts' registrations under the 1940 Act, if such registrations should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any Contract charges, or an increase in a credited interest rate for a Fixed Investment Option. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

      -     the size of the initial Purchase Payment;

      -     the size of the group or class,

      - the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted;

      - the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

      - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced; or

      - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.

We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges, rates, or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.

DISTRIBUTION OF CONTRACTS


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company and an affiliate of ours, is the principal underwriter and distributor of the Contract interests offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD").

We offered the Contract for sale through broker-dealers that entered into selling agreements for the sale of the Contracts. Broker-dealers sold the Contract through their registered representatives who have been appointed by us to act as our insurance agents. Signator Investors, Inc. ("Signator"), a subsidiary of John Hancock Life Insurance Company, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contract.


JH Distributors may pay on-going compensation to broker-dealers in connection with the sale or servicing of a Contract. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator compensated its registered representatives for sales of the Contracts on a commission and fee service basis. We may also reimburse Signator for direct and indirect expenses actually incurred in connection with the distribution of these Contracts.


Signator representatives may have received additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also have provided significant additional amounts to broker dealers or other financial services firms which sold or arranged for the sale of the Contracts. Such compensation may have included, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may have been motivated to sell our Contracts instead of Contracts issued by other insurance companies.

We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to Contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts as described in this Prospectus.

STATEMENT OF ADDITIONAL INFORMATION


Our Statements of Additional Information provide additional information about the Contract and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge by contacting us at the Annuities Service Center shown on page ii of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
Statement of Additional Information
Table of Contents



                                                                  page of SAI
General Information and History................................        1
Accumulation Unit Values.......................................        1
Services.......................................................        1
  Independent Registered Public Accounting Firm................        1
  Principal Underwriter........................................        1
  Special Compensation and Reimbursement Arrangements..........        1
    Sales and Asset-Based Payments.............................        4
    Administrative and Processing Support Payments.............        4
    Other Payments.............................................        4
Calculation of Performance Data................................        6
  Money Market Variable Investment Options.....................        6
  Other Investment Options.....................................        6
    "Standardized" Total Return................................        6
    "Non-Standardized" Performance.............................        6
Other Performance Information..................................        6
Table of State Variations......................................        6
Qualified Plan Types...........................................        8
  Traditional IRAs.............................................        8
  Roth IRAs....................................................        8
  Simple IRA Plans.............................................        9
  Simplified Employee Pensions (SEP-IRAs)......................        9
  Section 403(b) Qualified Plans or Tax-Sheltered Annuities....       11
  Restrictions Under the Texas Optional Retirement Program.....       11
  Corporate and Self-Employed ("HR 10 and "Keogh") Pension
  and Profit-Sharing Plans.....................................       11
  Deferred Compensation Plans of State and Local Governments
  and Tax-Exempt Organizations.................................       12
Calculation of Annuity Payments................................       12
  Calculation of Annuity Units.................................       13
    Annuity Unit Values........................................       13
  Mortality Tables.............................................       13
Additional Information About Determining
Unit Values....................................................       14
  Net Investment Rate..........................................       14
  Adjustment of Units and Values...............................       14
  Hypothetical Example Illustrating the Calculation of
  Accumulation Unit Values and Annuity Unit Values.............       14
Purchases and Redemptions of Portfolio Shares..................       14
The Separate Account...........................................       14
Delay of Certain Payments......................................       15
Liability for Telephone Transfers..............................       15
Voting Privileges..............................................       15
Legal and Regulatory Matters...................................       16
Financial Statements...........................................       17

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
Statement of Additional Information
Table of Contents



                                                                  page of SAI
General Information and History................................         1
Accumulation Unit Values.......................................         1
Services.......................................................         1
  Independent Registered Public Accounting Firm................         1
  Principal Underwriter........................................         1
  Special Compensation and Reimbursement Arrangements..........         1
    Sales and Asset-Based Payments.............................         4
    Administrative and Processing Support Payments.............         4
    Other Payments.............................................         4
Calculation of Performance Data................................         6
  Money Market Variable Investment Options.....................         6
  Other Investment Options.....................................         6
    "Standardized" Total Return................................         6
    "Non-Standardized" Performance.............................         6
Other Performance Information..................................         6
Table of State Variations......................................         6
Qualified Plan Types...........................................         8
  Traditional IRAs.............................................         8
  Roth IRAs....................................................         8
  Simple IRA Plans.............................................         9
  Simplified Employee Pensions (SEP-IRAs)......................         9
  Section 403(b) Qualified Plans or Tax-Sheltered Annuities....        11
  Restrictions Under the Texas Optional Retirement Program.....        11
  Corporate and Self-Employed ("HR 10 and "Keogh") Pension
  and Profit-Sharing Plans.....................................        11
  Deferred Compensation Plans of State and Local Governments
  and Tax-Exempt Organizations.................................        12
Calculation of Annuity Payments................................        12
  Calculation of Annuity Units.................................        13
    Annuity Unit Values........................................        13
  Mortality Tables.............................................        13
Additional Information About Determining
Unit Values....................................................        14
  Net Investment Rate..........................................        14
  Adjustment of Units and Values...............................        14
  Hypothetical Example Illustrating the Calculation of
  Accumulation Unit Values and Annuity Unit Values.............        14
Purchases and Redemptions of Portfolio Shares..................        14
The Separate Account...........................................        14
Delay of Certain Payments......................................        15
Liability for Telephone Transfers..............................        15
Voting Privileges..............................................        15
Legal and Regulatory Matters...................................        16
Financial Statements...........................................        17

FINANCIAL STATEMENTS



The Statements of Additional Information also contain the Company's financial statements as of the years ended 2007 and 2008, and its Separate Account's financial statements as of the year ended 2008 (the "Financial Statements"). Our Financial Statements provide information on our financial strength as of the year ended 2008, including information on our general account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company's general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.

             APPENDIX A: Details About Our Fixed Investment Options

INVESTMENTS THAT SUPPORT OUR GUARANTEE PERIODS

We back our obligations under the guarantee periods with JHLICO's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the Fixed Investment Options). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.

We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

      -     corporate bonds;

      -     mortgages;

      -     mortgage-backed and asset-backed securities; and

      -     government and agency issues.

We invest primarily in domestic investment-grade securities. In addition, we use derivative Contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.

GUARANTEED INTEREST RATES

We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected Fixed Investment Option at the time we:

      -     receive your Purchase Payment;

      -     effectuate your transfer; or

      -     renew your guarantee period.

We have no specific formula for establishing the guaranteed rates for the Fixed Investment Options. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the Fixed Investment Option. In determining guarantee rates, we may also consider, among other factors, the duration of the Fixed Investment Option, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.

COMPUTATION OF MARKET VALUE ADJUSTMENT

We determine the amount of the market value adjustment by multiplying the amount being taken from the Fixed Investment Option (before any applicable withdrawal charge) by a factor expressed by the following formula:

                            (1 + g) / (1 + c + 0.005)(n/12) - 1

where:

      - g is the guaranteed rate in effect for the current Fixed Investment Option.

      - c is the current guaranteed rate in effect for new Fixed Investment Options with duration equal to the number of years remaining in the current Fixed Investment Option (rounded to the nearest whole number of years). If we are not currently offering such a Fixed

      - Investment Option, we will declare a guarantee rate, solely for this purpose, consistent with interest rates currently available.

      - n is the number of complete months from the date of withdrawal to the end of the current Fixed Investment Option. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the Fixed Investment Option, in which case no adjustment applies.)

For Contracts issued in NY, we use the following formula instead:

                                 (1 + g) / (1 + c + 0.0025)(n/12) - 1

where:

      - g is the guaranteed rate in effect for the current Fixed Investment Option.

      - c is the current guaranteed rate in effect for a new Fixed Investment Option with duration equal to the time remaining in the current Fixed Investment Option. If the time remaining in the current Fixed Investment Option is not a whole number of years, then the rate will be interpolated between the guaranteed rates then in effect for the two new Fixed Investment Options then being offered with durations closest to the time remaining in the current Fixed Investment Option.

      - n is the number of complete months from the date of withdrawal to the end of the current Fixed Investment Option. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the Fixed Investment Option, in which case no adjustment applies.)

SAMPLE CALCULATION 1:  POSITIVE ADJUSTMENT

Purchase Payment                               $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                $10,816
Guaranteed rate (g)                            4%
Guaranteed rate for new 3 year guarantee (c)   3%
Remaining guarantee period (n)                 36 months

Maximum positive adjustment: $10,000 x (1.04(2) - 1.03(2)) = $207
(i.e., the maximum withdrawal adjusted for market value adjustment is $11,023, or $10,816 + $207)

MARKET VALUE ADJUSTMENT:

              10,816 X [(1 + 0.04) / (1 + 0.03 + 0.005)(36/12) - 1] = 157.51

Amount withdrawn or transferred (adjusted for market value adjustment): $10,816 + $157.51 = $10,973.51

SAMPLE CALCULATION 2:  POSITIVE ADJUSTMENT IN NEW YORK

Purchase Payment                               $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                $10,712
Guaranteed rate (g)                            3.5%
Guaranteed rate for new 3 year guarantee (c)   3%
Remaining guarantee period (n)                 36 months

Maximum positive adjustment: $10,000 x (1.035(2) - 1.03(2)) = $103.25
(i.e., the maximum withdrawal adjusted for market value adjustment is $10,815, or $10,712 + $103)

MARKET VALUE ADJUSTMENT IN NY:

           10,712 X [(1 + 0.035) / (1 + 0.03 + 0.0025)(36/12) - 1] = $78.00

In this case, the amount withdrawn or transferred (adjusted for market value adjustment) is $10,712 + $78.00 = $10,790

SAMPLE CALCULATION 3:  NEGATIVE ADJUSTMENT

Purchase Payment                               $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                $11,025
Guaranteed rate (g)                            5%
Guaranteed rate for new 3 year guarantee (c)   5.5%
Remaining guarantee period(n)                  36 months

Maximum negative adjustment: $10,000 x (1.05(2) - 1.03(2)) = $416
(i.e., the maximum withdrawal adjusted for market value adjustment is $10,609,or $11,025 - $416)

MARKET VALUE ADJUSTMENT:

              11,025 X [(1 + 0.05) / (1 + 0.055 + 0.005)(36/12) - 1] = -309.09

Amount withdrawn or transferred (adjusted for market value adjustment): $11,025
- $309.09 = $10,715.91

SAMPLE CALCULATION 4:  NEGATIVE ADJUSTMENT IN NEW YORK

Purchase Payment                               $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                $11,025
Guaranteed rate (g)                            5%
Guaranteed rate for new 3 year guarantee (c)   5.5%
Remaining guarantee period (n)                 36 months

Maximum negative adjustment: $10,000 x (1.05(2) - 1.03(2)) = $416
(i.e., the maximum withdrawal adjusted for market value adjustment is $10,609, or $11,025 - $416)

MARKET VALUE ADJUSTMENT IN NY:

             11,025 X [(1 + 0.05) / (1 + 0.055 + 0.0025)(36/12) - 1] = -$232.92

In this case, the amount withdrawn or transferred (adjusted for market value adjustment) is $11,025 - $232.92 = $10,792.08

SAMPLE CALCULATION 5:  POSITIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST

Purchase Payment                               $10,000
Existing guarantee period                      5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                $11,025
Guaranteed rate (g)                            5%
Guaranteed rate for new 5 year guarantee (c)   3%
Remaining guarantee period(n)                  36 months

Amount of excess interest: $10,000 x (1.05(2) - 1.03(2)) = $416

(i.e. the maximum withdrawal adjusted for market value adjustment is $11,441, or $11,025 + $416)

MARKET VALUE ADJUSTMENT:

             11,025 X [(1 + 0.05) / (1 + 0.03 + 0.005)(36/12) - 1] = 486.33

Since the market value adjustment exceeds the amount of excess interest of $416, the actual market value adjustment is $416.

Amount withdrawn or transferred (adjusted for market value adjustment): $11,025 + $416 = $11,441.

SAMPLE CALCULATION 6: POSITIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST IN NEW YORK

Purchase Payment                               $10,000
Existing guarantee period                      5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                $11,025
Guaranteed rate (g)                            5%
Guaranteed rate for new 3 year guarantee (c)   3%
Remaining guarantee period(n)                  36 months

Amount of excess interest: $10,000 x (1.05(2) - 1.03(2)) = $416
(i.e. the maximum withdrawal adjusted for market value adjustment is $11,441, or $11,025 + $416)

MARKET VALUE ADJUSTMENT IN NY:

            11,025 X [(1 + 0.05) / (1 + 0.03 + 0.0025)(36/12) -  1] = $570.15

In this case, the market value adjustment also exceeds the amount of excess interest of $416, so the actual market value adjustment is $416.

Amount withdrawn or transferred (adjusted for market value adjustment): $11,025
- $416 = $11,441

SAMPLE CALCULATION 7: NEGATIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST

Purchase Payment                               $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                $10,816
Guaranteed rate (g)                            4%
Guaranteed rate for new 3 year guarantee (c)   7%
Remaining guarantee period(n)                  36 months

Amount of excess interest: $10,000 x (1.04(2) - 1.03(2)) = $207
(i.e., the minimum withdrawal adjusted for market value adjustment is $10,609, or $10,816 - $207)

MARKET VALUE ADJUSTMENT:

            10,816 X [(1 + 0.04) / (1 + 0.07 + 0.005)(36/12) - 1] = -1,022.42

Since the market value adjustment exceeds the amount of excess interest of $207, the actual market value adjustment is -$207.

Amount withdrawn or transferred (adjusted for market value adjustment): $10,816
- $207 = $10,609

SAMPLE CALCULATION 8: NEGATIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST IN NEW YORK

Purchase Payment                               $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Amount withdrawn or transferred                $10,816
Guaranteed rate (g)                            4%
Guaranteed rate for new 3 year guarantee (c)   7%
Remaining guarantee period(n)                  36 months

Amount of excess interest: $10,000 x (1.04(2) - 1.03(2)) = $207
(i.e., the minimum withdrawal adjusted for market value adjustment is $10,609, or $10,816 - $207)

MARKET VALUE ADJUSTMENT IN NY:

            10,816 X [(1 + 0.04) / (1 + 0.07 + 0.0025)(36/12) - 1] = -$953.78

In this case, since the market value adjustment also exceeds the amount of excess interest of $207, the actual market value adjustment is -$207.

Amount withdrawn or transferred (adjusted for market value adjustment): $10,816
- $207 = $10,609.

----------
* All interest rates shown have been arbitrarily chosen for purposes of these examples. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

             APPENDIX B: Examples of Withdrawal Charge Calculations

Assume the Following Facts:

      - On January 1, 1997, you make a $5000 initial Purchase Payment and we issue you a Contract.

      -     On January 1, 1998, you make a $1000 Purchase Payment.

      -     On January 1, 1999, you make a $1000 Purchase Payment.

      - On January 1, 2000, the total value of your Contract is $9000 because of good investment earnings.

Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a withdrawal charge of $272.23. We withdraw a total of $6272.23 from your Contract.

          $   6,000.00  --  withdrawal request payable to you
          +     272.23  --  withdrawal charge payable to us
          ------------
          $   6,272.23  --  total amount withdrawn from your Contract

Here Is How We Determine the Withdrawal Charge:

      (1) We FIRST reduce your $5000 INITIAL PURCHASE PAYMENT by the three annual $30 Contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your Contract.

          $5,000
          -   30  --   1998 Contract fee payable to us
          -   30  --   1999 Contract fee payable to us
          -   30  --   2000 Contract fee payable to us
          ------
          $4,910  --   amount of your initial Purchase Payment we would consider
                       to be withdrawn

Under the free withdrawal provision, we deduct 10% of the total value of your Contract at the beginning of the Contract Year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $200.50 from your Contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3809.50 to you as a part of your withdrawal request.

          $ 4,910.00
          -      900   --  free withdrawal amount (payable to you)
          ----------
          $    4,010
          x      .05
          ----------
          $   200.50   --  withdrawal charge on initial Purchase Payment
                           (payable to us)

          $ 4,010.00
          -   200.50
          ----------
          $ 3,809.50   --  part of withdrawal request payable to you

      (2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your Contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $950 to you as a part of your withdrawal request.

          $ 1,000
          x   .05
          -------
          $    50    --   withdrawal charge on 1998 Purchase Payment (payable to
                           us)

          $ 1,000
          -    50
          -------
          $   950    --   part of withdrawal request payable to you

      (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3809.50 from your initial Purchase Payment, and $950 from your 1998 Purchase Payment. Therefore, $340.50 is needed to reach $6000.

          $ 6,000.00   --   total withdrawal amount requested
          -   900.00   --   free withdrawal amount
          - 3,809.50   --   payment deemed from initial Purchase Payment
          -   950.00   --   payment deemed from 1998 Purchase Payment
          ----------
          $   340.50   --   additional payment to you needed to reach $6000

We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

          $    340.50      =   x - [.06x]
          $    340.50      =   .94x
          $    340.50/0.94 =   X
          $    362.23      =   X

          $    362.23      --  deemed withdrawn from 1999 Purchase Payment
          $-   340.50      --  part of withdrawal request payable to you
          -----------
          $     21.73      --  withdrawal charge on 1999 Purchase Payment
                                 deemed withdrawn (payable to us)

          $    200.50      --  withdrawal charge on the INITIAL PURCHASE PAYMENT
          $+    50.00      --  withdrawal charge on the 1998 PURCHASE PAYMENT
          $+    21.73      --  withdrawal charge on the 1999 PURCHASE PAYMENT
          -----------
          $    272.23      --  Total withdrawal charge

EXAMPLES OF WITHDRAWAL CHARGE CALCULATIONS IN NEW YORK

Assume The Following Facts:

      - On January 1, 1997, you make a $5000 initial Purchase Payment and we issue you a contract.

      -     On January 1, 1998, you make a $1000 Purchase Payment.

      -     On January 1, 1999, you make a $1000 Purchase Payment.

      - On January 1, 2000, the total value of your contract is $9000 because of good investment earnings.

Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a withdrawal charge of $229.57. We withdraw a total of $6229.57 from your contract.

          $  6,000.00   --   withdrawal request payable to you
          +    229.57   --   withdrawal charge payable to us
          -----------
          $  6,229.57   --   Total amount withdrawn from your contract

Here Is How We Determine The Withdrawal Charge:

      (1) We FIRST reduce your $5000 INITIAL PURCHASE PAYMENT by the three annual $30 contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your contract.

          $  5,000
          -     30    --   1998 contract fee payable to us
          -     30    --   1999 contract fee payable to us
          -     30    --   2000 contract fee payable to us
          --------
          $  4,910    --   amount of your initial Purchase Payment we would
                             consider to be withdrawn

Under the free withdrawal provision, we deduct 10% of the total value of your contract at the beginning of the contract year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 4%. We deduct the resulting $160.40 from your contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3849.60 to you as a part of your withdrawal request.

          $      4,910

          -        900     --   free withdrawal amount (payable to you)
          ------------
          $      4,010
          x        .04
          ------------
          $     160.40     --  withdrawal charge on initial Purchase Payment
                                (payable to us)

          $   4,010.00
          -     160.40
          ------------
          $   3,849.60     --  part of withdrawal request payable to you

      (2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $950 to you as a part of your withdrawal request.

          $ 1,000
          x   .05
          $    50   --   withdrawal charge on 1998 Purchase Payment (payable
                          to us)
          -------

          $ 1,000
          -    50
          -------
          $   950   --  part of withdrawal request payable to you

      (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3849.60 from your initial Purchase Payment, and $950 from your 1999 Purchase Payment. Therefore, $300.40 is needed to reach $6000.

          $  6,000.00  --  total withdrawal amount requested
          -    900.00  --  free withdrawal amount
          -  3,849.60  --  payment deemed from initial Purchase Payment
          -    950.00  --  payment deemed from 1998 Purchase Payment
          ----------
          $    300.40  --  additional payment to you needed to reach $6000

We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

Remainder due to you   =    Withdrawal needed - [applicable withdrawal charge
                              percentage times withdrawal needed]

          $ 300.40      =  x - [.06x]
          $ 300.40      =  .94x
          $ 300.40/.94  =  x
          $ 319.57      =  x

          $ 319.57     --  deemed withdrawn from 1999 Purchase Payment
          $-300.40     --  part of withdrawal request payable to you
          --------
          $  19.17     --  withdrawal charge on 1999 Purchase Payment deemed
                             withdrawn (payable to us)

                  APPENDIX C: Optional Enhanced Death Benefits

"STEPPED-UP" DEATH BENEFIT RIDER

If you were under age 80 when you applied for your Contract, you may have elected to enhance the standard death benefit by purchasing a stepped-up death benefit. Under this benefit, if the Annuitant dies before the Contract's Maturity Date, we will pay the Beneficiary the greater of:

      -     the standard death benefit (described above); or

      - the highest total value of your Contract as of any anniversary of your Contract to date, plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

For these purposes, however, we count only those Contract anniversaries that occur (1) BEFORE we receive proof of death and any required settlement instructions and (2) BEFORE the Annuitant attains age 80 1/2.

You may have elected this benefit ONLY when you applied for the Contract and ONLY if this benefit is available in your state. As long as the benefit is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables. For a description of this charge, refer to "What Fees and Charges will be Deducted from My Contract?"

You should carefully review the tax considerations for optional benefit benefits section before selecting this optional benefit. For a more complete description of the terms and conditions of this benefit, you should refer directly to the benefit. We will provide you with a copy on request.

ACCIDENTAL DEATH BENEFIT RIDER

If you are under age 80 when you apply for your Contract, you may elect to purchase an accidental death benefit. In addition to any other death benefit, this benefit provides a benefit upon the accidental death of the Annuitant prior to the earlier of:

      -     the Contract's Maturity Date; and

      -     the Annuitant's 80th birthday.

Under this benefit, the Beneficiary will receive an amount equal to the total value of the Contract as of the date of the accident, up to a maximum of $200,000. We will pay the benefit after we receive, at the Annuities Service
Center:

      -     proof of the Annuitant's death; and

      -     any required instructions as to method of settlement.

You may elect this benefit ONLY when you apply for the Contract. As long as the benefit is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables.


YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS ON PAGE 31 BEFORE SELECTING THIS OPTIONAL BENEFIT RIDER. FOR A COMPLETE DESCRIPTION OF THE TERMS AND CONDITIONS OF THIS BENEFIT, YOU SHOULD REFER DIRECTLY TO THE RIDER. WE WILL PROVIDE YOU WITH A COPY UPON REQUEST. NOT ALL STATES ALLOW THIS BENEFIT.

                        APPENDIX D: Qualified Plan Types

        PLAN TYPE
----------------------------
    TRADITIONAL IRAS            Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional
                                IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code. In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income.

       ROTH IRAS                Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth
                                IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects. Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income.

    SIMPLE IRA PLANS            In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence.
                                The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions
                                (please see the section titled "Qualified Plan Types"  in the Statement of Additional Information
                                for that information).

   SIMPLIFIED EMPLOYEE          Section 408(k) of the Code allows employers to establish simplified employee pension plans for their
   PENSIONS (SEP - IRAs)        employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.

  SECTION 403(b) QUALIFIED      Section 403(b) of the Code permits public school employees and employees of certain types of
        PLANS OR                tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to
  TAX-SHELTERED ANNUITIES       certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity.
                                These Contracts are commonly referred to as "tax-sheltered annuities." We currently are not offering this Contract for use in a Section 403(b) Qualified Plan except under limited circumstances. Please see the Statement of Additional Information for this information.

    CORPORATE AND SELF-         Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of
   EMPLOYED PENSION AND         tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of
PROFIT-SHARING PLANS (H.R. 10   1962, as amended, commonly referred to as "H.R. - 10" or "Keogh," permits self-employed individuals
       AND KEOGH)               to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans, however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.

   DEFERRED COMPENSATION        Section 457 of the Code permits employees of state and local governments and tax-exempt
 PLANS OF STATE AND LOCAL       organizations to defer a portion of their compensation without paying current taxes. The employees
   GOVERNMENTS AND TAX-         must be participants in an  eligible deferred compensation plan. A Section 457 plan must satisfy
   EXEMPT ORGANIZATIONS         several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income.



For more detailed information about these plan types, you may request a Statement of Additional Information.

                   APPENDIX U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses. (See the Fee Tables section of the Prospectus for additional information on these charges).

The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows Accumulation Units reflecting the daily charges for:


      -     Patriot Contracts with Initial Purchase of less than $250,000;


      -     Patriot Contracts with Initial Purchase of $250,000, or more.

Patriot

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H &
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
                            ACCUMULATION UNIT VALUES
                            PATRIOT VARIABLE ANNUITY

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
500 INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    12.46    11.95    10.45    10.08       --       --       --       --       --       --
Value at End of Year       7.75    12.46    11.95    10.45       --       --       --       --       --       --
No. of Units              7,258    7,878   12,214   23,447       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    12.18    11.72    10.27     9.93       --       --       --       --       --       --
Value at End of Year       7.55    12.18    11.72    10.27       --       --       --       --       --       --
No. of Units             35,269   46,605   65,971   96,845       --       --       --       --       --       --
ACTIVE BOND FUND (MERGED INTO ACTIVE BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    14.78    14.02    13.20    10.00       --       --
Value at End of Year         --       --       --       --    15.33    14.78    14.02    13.20       --       --
No. of Units                 --       --       --       --    4,860    5,009    1,400    1,845       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    11.57    11.00    10.39    10.00       --       --
Value at End of Year         --       --       --       --    11.97    11.57    11.00    10.39       --       --
No. of Units                 --       --       --       --   78,415   95,845   38,736   40,217       --       --
ACTIVE BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    16.60    16.12    15.57    15.33       --       --       --       --       --       --
Value at End of Year      14.71    16.60    16.12    15.57       --       --       --       --       --       --
No. of Units              1,446    4,436    4,590    4,705       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    12.86    12.52    12.13    11.97       --       --       --       --       --       --
Value at End of Year      11.37    12.86    12.52    12.13       --       --       --       --       --       --
No. of Units             20,023   28,855   45,496   64,795       --       --       --       --       --       --
BLUE CHIP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    42.90    38.40    35.40     7.52       --       --       --       --       --       --
Value at End of Year      24.41    42.90    38.40    35.40       --       --       --       --       --       --
No. of Units              1,262    2,579    4,701    3,384       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year     9.43     8.47     7.82     7.41       --       --       --       --       --       --
Value at End of Year       5.35     9.43     8.47     7.82       --       --       --       --       --       --
No. of Units             37,186   57,476   78,184  117,214       --       --       --       --       --       --
BOND INDEX FUND (REPLACED BY BOND INDEX TRUST B EFF 4-29-05) (NOW TOTAL BOND MARKET TRUST B) - NAV SHARES (units first credited 5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    12.74    12.42    11.41    10.69     9.66    10.00
Value at End of Year         --       --       --       --    13.12    12.74    12.42    11.41    10.69     9.66
No. of Units                 --       --       --       --    1,521    1,592    2,113    5,018    7,841   20,002
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    12.58    12.29    11.32    10.64     9.63    10.00
Value at End of Year         --       --       --       --    12.92    12.58    12.29    11.32    10.64     9.63
No. of Units                 --       --       --       --   33,125   36,499   49,013   43,869   38,090   30,610
CAPITAL APPRECIATION TRUST - NAV SHARES (units first credited 4-28-2006)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    13.41    12.12    11.77       --       --       --       --       --       --       --
Value at End of Year       8.33    13.41    12.12       --       --       --       --       --       --       --
No. of Units              1,310    4,224    4,229       --       --       --       --       --       --       --

Patriot

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year     4.21     3.81     3.71       --       --       --       --       --       --       --
Value at End of Year       2.61     4.21     3.81       --       --       --       --       --       --       --
No. of Units            118,716  153,382  197,341       --       --       --       --       --       --       --
EARNINGS GROWTH FUND (REPLACED BY LARGE CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited
5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --     7.19     5.82     8.69    13.92    21.92    10.00
Value at End of Year         --       --       --       --     7.31     7.19     5.82     8.69    13.92    21.92
No. of Units                 --       --       --       --    4,682    7,848   10,946   11,348   30,101   22,457
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --     7.10     5.76     8.63    13.85    21.87    10.00
Value at End of Year         --       --       --       --     7.20     7.10     5.76     8.63    13.85    21.87
No. of Units                 --       --       --       --  153,236  169,483  197,824  231,231  335,276  259,506
EQUITY INDEX FUND (REPLACED BY 500 INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --     9.20     7.23     9.41    10.79    12.00    10.00
Value at End of Year         --       --       --       --    10.08     9.20     7.23     9.41    10.79    12.00
No. of Units                 --       --       --       --   23,258   17,247   17,357   17,448   16,677   22,088
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --     9.08     7.16     9.33    10.74    11.97    10.00
Value at End of Year         --       --       --       --     9.93     9.08     7.16     9.33    10.74    11.97
No. of Units                 --       --       --       --  112,159  119,226  136,852  170,182  195,056  204,895
EQUITY-INCOME TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    26.96    26.36    22.34    13.93       --       --       --       --       --       --
Value at End of Year      17.10    26.96    26.36    22.34       --       --       --       --       --       --
No. of Units              5,145    5,157   15,643   11,274       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    16.92    16.57    14.09    13.72       --       --       --       --       --       --
Value at End of Year      10.70    16.92    16.57    14.09       --       --       --       --       --       --
No. of Units             43,732   63,046   94,864  111,315       --       --       --       --       --       --
FINANCIAL INDUSTRIES FUND (REPLACED BY FINANCIAL SERVICES TRUST EFF 4-29-05) - NAV SHARES (units first credited
4-30-1997)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    14.67    11.76    14.75    18.06    14.35    14.42
Value at End of Year         --       --       --       --    15.79    14.67    11.76    14.75    18.06    14.35
No. of Units                 --       --       --       --    4,230    4,237    4,243    8,414   13,453   25,683
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    14.43    11.60    14.58    17.90    14.25    14.36
Value at End of Year         --       --       --       --    15.49    14.43    11.60    14.58    17.90    14.25
No. of Units                 --       --       --       --   40,906   50,478   56,060   81,148  110,965   90,466
FINANCIAL SERVICES TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    18.92    20.49    16.80    15.79       --       --       --       --       --       --
Value at End of Year      10.37    18.92    20.49    16.80       --       --       --       --       --       --
No. of Units                 --    4,211    4,217    4,224       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    18.42    20.00    16.44    15.49       --       --       --       --       --       --
Value at End of Year      10.07    18.42    20.00    16.44       --       --       --       --       --       --
No. of Units             19,935   24,082   31,645   35,174       --       --       --       --       --       --
FUNDAMENTAL GROWTH FUND (MERGED INTO LARGE CAP GROWTH FUND EFF 11-1-04) - NAV SHARES (units first credited
11-15-2001)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --       --     7.20    10.43    10.00       --       --
Value at End of Year         --       --       --       --       --     9.39     7.20    10.43       --       --
No. of Units                 --       --       --       --       --    5,185    5,337    5,010       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --       --     6.79     9.86    10.00       --       --
Value at End of Year         --       --       --       --       --     8.84     6.79     9.86       --       --
No. of Units                 --       --       --       --       --   26,753   31,801   46,773       --       --

Patriot

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
FUNDAMENTAL VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited
11-15-2001)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --     9.76     7.66     9.37    10.00       --       --
Value at End of Year         --       --       --       --    11.17     9.76     7.66     9.37       --       --
No. of Units                 --       --       --       --   10,101       --    4,294       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    11.12     8.75    10.73    10.00       --       --
Value at End of Year         --       --       --       --    12.70    11.12     8.75    10.73       --       --
No. of Units                 --       --       --       --   18,376   15,416   15,926       --       --       --
GLOBAL BOND FUND (REPLACED BY GLOBAL BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    14.14    12.32    10.47    10.73     9.68    10.00
Value at End of Year         --       --       --       --    15.49    14.14    12.32    10.47    10.73     9.68
No. of Units                 --       --       --       --       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    13.96    12.20    10.39    10.68     9.65    10.00
Value at End of Year         --       --       --       --    15.26    13.96    12.20    10.39    10.68     9.65
No. of Units                 --       --       --       --   22,373   23,989   26,417   24,902   27,447   24,396
GLOBAL BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    19.91    18.35    17.60    15.49       --       --       --       --       --       --
Value at End of Year      18.84    19.91    18.35    17.60       --       --       --       --       --       --
No. of Units                 --       --       --       --       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    15.60    14.41    13.86    15.26       --       --       --       --       --       --
Value at End of Year      14.73    15.60    14.41    13.86       --       --       --       --       --       --
No. of Units              7,406    8,120   19,282   20,032       --       --       --       --       --       --
GROWTH & INCOME FUND (MERGED INTO GROWTH & INCOME TRUST II EFF 4-29-05) (NOW GROWTH & INCOME TRUST) - NAV SHARES
(units first credited 11-15-2001)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    12.30     9.99    12.97    10.62    15.61    13.06
Value at End of Year         --       --       --       --    13.52    12.30     9.99    12.97    10.62    15.61
No. of Units                 --       --       --       --   22,837   23,149   13,939   14,233   33,267   10,211
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --     6.95     5.66     7.36    10.00       --       --
Value at End of Year         --       --       --       --     7.61     6.95     5.66     7.36       --       --
No. of Units                 --       --       --       --  467,507  523,605  259,008  259,008       --       --
GROWTH & INCOME TRUST (MERGED INTO OPTIMIZED ALL CAP TRUST EFF 4-25-08) - NAV SHARES (units first credited
4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --    16.28    14.58    13.52       --       --       --       --       --       --
Value at End of Year         --    16.77    16.28    14.58       --       --       --       --       --       --
No. of Units                 --   16,237    8,661   22,302       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --     9.12     8.19     7.61       --       --       --       --       --       --
Value at End of Year         --     9.37     9.12     8.19       --       --       --       --       --       --
No. of Units                 --  225,665  320,777  403,369       --       --       --       --       --       --
HIGH YIELD BOND FUND (REPLACED BY HIGH YIELD TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    10.10     8.76     9.26     9.16    10.38    10.00
Value at End of Year         --       --       --       --    10.82    10.10     8.76     9.26     9.16    10.38
No. of Units                 --       --       --       --       --    2,760    2,760    3,104    5,918    6,943
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --     9.98     8.67     9.19     9.12    10.35    10.00
Value at End of Year         --       --       --       --    10.66     9.98     8.67     9.19     9.12    10.35
No. of Units                 --       --       --       --   10,584   11,250   10,298   13,098   31,755   26,978

Patriot

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
HIGH YIELD TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    12.14    12.07    11.03    10.82       --       --       --       --       --       --
Value at End of Year       8.48    12.14    12.07    11.03       --       --       --       --       --       --
No. of Units              3,088    3,088    3,088       --       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    11.87    11.82    10.84    10.66       --       --       --       --       --       --
Value at End of Year       8.26    11.87    11.82    10.84       --       --       --       --       --       --
No. of Units              1,169    2,377    5,651    6,190       --       --       --       --       --       --
INTERNATIONAL EQUITY INDEX FUND (REPLACED BY INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --     9.61     6.84     8.14    10.32    12.62    10.00
Value at End of Year         --       --       --       --    11.44     9.61     6.84     8.14    10.32    12.62
No. of Units                 --       --       --       --    4,815    5,298    5,860    6,301    6,473    5,632
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --     9.49     6.77     8.08    10.27    12.59    10.00
Value at End of Year         --       --       --       --    11.27     9.49     6.77     8.08    10.27    12.59
No. of Units                 --       --       --       --   25,310   28,873   33,750   41,444   45,044   29,650
INTERNATIONAL EQUITY INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    19.10    16.66    13.24    11.44       --       --       --       --       --       --
Value at End of Year      10.52    19.10    16.66    13.24       --       --       --       --       --       --
No. of Units              2,729    2,771    8,772    4,474       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    18.67    16.33    13.01     9.49       --       --       --       --       --       --
Value at End of Year      10.26    18.67    16.33    13.01       --       --       --       --       --       --
No. of Units              9,599   10,838   17,092   20,814       --       --       --       --       --       --
LARGE CAP GROWTH FUND (REPLACED BY BLUE CHIP GROWTH TRUST EFF 4-29-2005) - NAV SHARES (units first credited
3-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --     7.28     5.85     8.19    10.03    12.34    10.00
Value at End of Year         --       --       --       --     7.52     7.28     5.85     8.19    10.03    12.34
No. of Units                 --       --       --       --   15,138   13,670   13,928   14,254   20,688   10,686
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --     7.19     5.79     8.13     9.98    12.31    10.00
Value at End of Year         --       --       --       --     7.41     7.19     5.79     8.13     9.98    12.31
No. of Units                 --       --       --       --  130,550  113,044  127,016  139,298  184,227  135,772
LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - NAV SHARES (units first credited
4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --     7.31       --       --       --       --       --       --
Value at End of Year         --       --       --    11.77       --       --       --       --       --       --
No. of Units                 --       --       --    2,923       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --     3.70       --       --       --       --       --       --
Value at End of Year         --       --       --     3.71       --       --       --       --       --       --
No. of Units                 --       --       --  248,059       --       --       --       --       --       --
LARGE CAP VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    12.23     9.84    11.46    11.43    10.22    10.00
Value at End of Year         --       --       --       --    13.93    12.23     9.84    11.46    11.43    10.22
No. of Units                 --       --       --       --    9,408    9,226    9,509   11,833   21,728   13,363
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    12.08     9.75    11.38    11.38    10.20    10.00
Value at End of Year         --       --       --       --    13.72    12.08     9.75    11.38    11.38    10.20
No. of Units                 --       --       --       --  116,962  112,768  128,408  145,359  163,104  135,784

Patriot

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
LIFESTYLE BALANCED TRUST - NAV SHARES (units first credited 11-07-2008)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year     9.54       --       --       --       --       --       --       --       --       --
Value at End of Year       9.45       --       --       --       --       --       --       --       --       --
No. of Units                 --       --       --       --       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year     9.31       --       --       --       --       --       --       --       --       --
Value at End of Year       9.21       --       --       --       --       --       --       --       --       --
No. of Units              8,440       --       --       --       --       --       --       --       --       --
MANAGED FUND (MERGED INTO MANAGED TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    10.44     8.86    10.32    10.72    10.83    10.00
Value at End of Year         --       --       --       --    11.18    10.44     8.86    10.32    10.72    10.83
No. of Units                 --       --       --       --       --       --    7,234    7,672    8,754   17,730
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    10.31     8.77    10.24    10.67    10.80    10.00
Value at End of Year         --       --       --       --    11.02    10.31     8.77    10.24    10.67    10.80
No. of Units                 --       --       --       --   34,474   35,134   38,027   53,948   70,325   64,116
MANAGED TRUST (MERGED INTO LIFESTYLE BALANCED TRUST EFF 11-7-08) - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --    12.10    11.37    11.18       --       --       --       --       --       --
Value at End of Year         --    12.22    12.10    11.37       --       --       --       --       --       --
No. of Units                 --       --       --       --       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --    11.86    11.17    11.02       --       --       --       --       --       --
Value at End of Year         --    11.94    11.86    11.17       --       --       --       --       --       --
No. of Units                 --   12,208   14,127   28,416       --       --       --       --       --       --
MID CAP VALUE B FUND (FORMERLY SMALL/MIDCAP CORE FUND) (MERGED INTO MID VALUE TRUST EFF 4-29-05) - NAV SHARES
(units first credited 5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    14.91    10.38    12.36    12.42    11.99    10.00
Value at End of Year         --       --       --       --    17.53    14.91    10.38    12.36    12.42    11.99
No. of Units                 --       --       --       --    1,905    4,758    4,758    5,080    7,274    1,039
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    14.73    10.27    12.27    12.36    11.96    10.00
Value at End of Year         --       --       --       --    17.27    14.73    10.27    12.27    12.36    11.96
No. of Units                 --       --       --       --   22,741   25,018   27,366   29,688   41,143   23,107
MID VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    22.10    22.21    18.64    17.53       --       --       --       --       --       --
Value at End of Year      14.30    22.10    22.21    18.64       --       --       --       --       --       --
No. of Units              1,719    1,719    3,623    1,905       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    21.61    21.77    18.32    17.27       --       --       --       --       --       --
Value at End of Year      13.94    21.61    21.77    18.32       --       --       --       --       --       --
No. of Units              8,911   11,818   18,985   20,153       --       --       --       --       --       --
MONEY MARKET FUND (REPLACED BY MONEY MARKET TRUST B EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    12.16    12.17    12.11    10.00       --       --
Value at End of Year         --       --       --       --    12.17    12.16    12.17    12.11       --       --
No. of Units                 --       --       --       --    3,199   15,109       --   17,623       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    10.12    10.15    10.12    10.00       --       --
Value at End of Year         --       --       --       --    10.10    10.12    10.15    10.12       --       --
No. of Units                 --       --       --       --   28,840   43,242   74,359   74,359       --       --

Patriot

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
MONEY MARKET TRUST B - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    13.35    12.86    12.40    12.17       --       --       --       --       --       --
Value at End of Year      13.49    13.35    12.86    12.40       --       --       --       --       --       --
No. of Units                521      524    3,193    3,196       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    11.00    10.62    10.27    10.10       --       --       --       --       --       --
Value at End of Year      11.09    11.00    10.62    10.27       --       --       --       --       --       --
No. of Units             40,202   50,774   54,907   28,482       --       --       --       --       --       --
OPTIMIZED ALL CAP TRUST - NAV SHARES (units first credited 4-25-2008)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    15.32       --       --       --       --       --       --       --       --       --
Value at End of Year       9.17       --       --       --       --       --       --       --       --       --
No. of Units             11,975       --       --       --       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year     8.56       --       --       --       --       --       --       --       --       --
Value at End of Year       5.11       --       --       --       --       --       --       --       --       --
No. of Units            166,050       --       --       --       --       --       --       --       --       --
OVERSEAS EQUITY B FUND (MERGED INTO OVERSEAS EQUITY TRUST EFF 4-29-05) - NAV SHARES (units first credited
11-15-2001)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --     8.90     6.79     8.39    10.72    12.94    10.00
Value at End of Year         --       --       --       --     9.78     8.90     6.79     8.39    10.72    12.94
No. of Units                 --       --       --       --    2,038    5,639    9,367    9,660   14,039       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --     8.79     6.72     8.33    10.66    12.91    10.00
Value at End of Year         --       --       --       --     9.64     8.79     6.72     8.33    10.66    12.91
No. of Units                 --       --       --       --   89,433   46,090   48,104   66,072   82,306   44,337
OVERSEAS EQUITY C FUND (FORMERLY EMERGING MARKETS EQUITY FUND) (MERGED INTO OVERSEAS EQUITY B FUND EFF 11-1-04)
- NAV SHARES (units first credited 5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --       --     9.17     9.93    10.40    17.52    10.00
Value at End of Year         --       --       --       --       --    14.24     9.17     9.93    10.40    17.52
No. of Units                 --       --       --       --       --      342      342      496      496      496
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --       --     9.07     9.85    10.35    17.48    10.00
Value at End of Year         --       --       --       --       --    14.06     9.07     9.85    10.35    17.48
No. of Units                 --       --       --       --       --   17,482   18,860   15,063   27,204   14,139
OVERSEAS EQUITY FUND (MERGED INTO OVERSEAS EQUITY B FUND EFF 11-1-04) - NAV SHARES (units first credited
8-10-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --       --     7.87     8.49     9.16    10.18    10.00
Value at End of Year         --       --       --       --       --    10.90     7.87     8.49     9.16    10.18
No. of Units                 --       --       --       --       --      794      794    1,151    1,151    3,343
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --       --     7.79     8.42     9.12    10.16    10.00
Value at End of Year         --       --       --       --       --    10.76     7.79     8.42     9.12    10.16
No. of Units                 --       --       --       --       --   19,029   19,200   19,870   27,471   18,446
OVERSEAS EQUITY TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    15.15    13.60    11.47     9.78       --       --       --       --       --       --
Value at End of Year       8.69    15.15    13.60    11.47       --       --       --       --       --       --
No. of Units              3,243    3,178    3,404    1,666       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    14.81    13.33    11.27     9.64       --       --       --       --       --       --
Value at End of Year       8.48    14.81    13.33    11.27       --       --       --       --       --       --
No. of Units             36,869   48,864   71,747   78,412       --       --       --       --       --       --

Patriot

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
REAL ESTATE EQUITY FUND (REPLACED BY REAL ESTATE SECURITIES TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    17.95    13.24    13.20    12.61     9.63    10.00
Value at End of Year         --       --       --       --    24.26    17.95    13.24    13.20    12.61     9.63
No. of Units                 --       --       --       --    1,264    1,851    2,023    9,556   11,139    2,681
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    17.72    13.11    13.10    12.54     9.60    10.00
Value at End of Year         --       --       --       --    23.89    17.72    13.11    13.10    12.54     9.60
No. of Units                 --       --       --       --    7,761    9,912    8,800    8,280    1,996    2,758
REAL ESTATE SECURITIES TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    65.38    78.20    57.17    24.26       --       --       --       --       --       --
Value at End of Year      39.23    65.38    78.20    57.17       --       --       --       --       --       --
No. of Units                333      312      481      571       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    26.31    31.55    23.12    23.89       --       --       --       --       --       --
Value at End of Year      15.75    26.31    31.55    23.12       --       --       --       --       --       --
No. of Units              6,448    7,633    8,069    8,945       --       --       --       --       --       --
SHORT-TERM BOND FUND (MERGED INTO SHORT-TERM BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited
5-03-1999)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --    12.41    12.20    11.66    10.89    10.19    10.00
Value at End of Year         --       --       --       --    12.46    12.41    12.20    11.66    10.89    10.19
No. of Units                 --       --       --       --    1,596   16,522   16,491    5,513    2,627    3,797
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --    12.26    12.08    11.57    10.84    10.17    10.00
Value at End of Year         --       --       --       --    12.28    12.26    12.08    11.57    10.84    10.17
No. of Units                 --       --       --       --    7,498   13,884   12,172    8,070    8,912   13,076
SHORT-TERM BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    13.34    13.05    12.61    12.46       --       --       --       --       --       --
Value at End of Year      10.71    13.34    13.05    12.61       --       --       --       --       --       --
No. of Units                996    1,350    1,446    1,514       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    13.05    12.79    12.39    12.28       --       --       --       --       --       --
Value at End of Year      10.45    13.05    12.79    12.39       --       --       --       --       --       --
No. of Units              1,613    2,735    3,078    3,166       --       --       --       --       --       --
SMALL CAP EMERGING GROWTH FUND (MERGED INTO SMALL CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --     8.62     5.85     8.23     8.64     9.58    10.00
Value at End of Year         --       --       --       --     9.34     8.62     5.85     8.23     8.64     9.58
No. of Units                 --       --       --       --    3,243    3,226    3,828    3,729    3,685   20,568
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --     8.52     5.79     8.17     8.60     9.56    10.00
Value at End of Year         --       --       --       --     9.21     8.52     5.79     8.17     8.60     9.56
No. of Units                 --       --       --       --   78,698   35,596   39,107   42,763   46,696       --
SMALL CAP GROWTH FUND (MERGED INTO SMALL CAP EMERGING GROWTH FUND EFF 11-01-04) - NAV SHARES (units first credited 11-15-2001)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year       --       --       --       --       --    11.49    16.57    10.00       --       --
Value at End of Year         --       --       --       --       --    14.55    11.49    16.57       --       --
No. of Units                 --       --       --       --       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year       --       --       --       --       --     9.81    14.19    10.00       --       --
Value at End of Year         --       --       --       --       --    12.39     9.81    14.19       --       --
No. of Units                 --       --       --       --       --   33,445   48,172   54,872       --       --

Patriot

                         YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                         ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                       12/31/08 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99
                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
SMALL CAP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    13.76    12.19    10.85     9.34       --       --       --       --       --       --
Value at End of Year       8.24    13.76    12.19    10.85       --       --       --       --       --       --
No. of Units              1,585    1,660    2,688    3,098       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    13.46    11.95    10.67     9.21       --       --       --       --       --       --
Value at End of Year       8.03    13.46    11.95    10.67       --       --       --       --       --       --
No. of Units             27,702   38,405   56,003   63,332       --       --       --       --       --       --
TOTAL BOND MARKET TRUST B (FORMERLY BOND INDEX TRUST B) - NAV SHARES (units first credited 4-29-2005)
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
Value at Start of Year    14.53    13.70    13.30    13.12       --       --       --       --       --       --
Value at End of Year      15.22    14.53    13.70    13.30       --       --       --       --       --       --
No. of Units                697    1,252    1,374    1,433       --       --       --       --       --       --
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year    14.21    13.43    13.07    12.92       --       --       --       --       --       --
Value at End of Year      14.85    14.21    13.43    13.07       --       --       --       --       --       --
No. of Units             14,916   16,679   19,044   25,951       --       --       --       --       --       --

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION


                       STATEMENT OF ADDITIONAL INFORMATION
                     John Hancock Variable Annuity Account H

                                             Statement of Additional Information
                                                               dated May 1, 2009


                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information
                     John Hancock Variable Annuity Account H


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS") issued by JOHN HANCOCK LIFE INSURANCE COMPANY ("JHLICO") in all jurisdictions as follows:


                  RELATED JHLICO VARIABLE ANNUITY PROSPECTUSES
            to be read with this Statement of Additional Information
                          Declaration Variable Annuity
                            Patriot Variable Annuity
                       Revolution Access Variable Annuity
                        Revolution Extra Variable Annuity
                      Revolution Extra II Variable Annuity
                        Revolution Value Variable Annuity
                      Revolution Value II Variable Annuity
                         Wealth Builder Variable Annuity


Unless otherwise specified, "WE," "US," "OUR," or "COMPANY" refers to JHLICO in this Statement of Additional Information. You, the contract owner, should refer to the first page of your variable annuity contract for the name of your issuing company.


You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                       JOHN HANCOCK LIFE INSURANCE COMPANY

Annuities Service Center    Mailing Address
164 Corporate Drive         Post Office Box 9505
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505
(800) 824-0335              www.jhannuities.com


JHLICO VA ACCT H SAI 05/09

                                Table of Contents


GENERAL INFORMATION AND HISTORY...................................     1
ACCUMULATION UNIT VALUE TABLES....................................     1
SERVICES..........................................................     1
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................     1
   PRINCIPAL UNDERWRITER..........................................     1
   SPECIAL COMPENSATION AND REIMBURSEMENT ARRANGEMENTS............     1
      Sales and Asset Based Payments..............................     4
      Administrative and Processing Support Payments..............     4
      Other Payments..............................................     4
CALCULATION OF PERFORMANCE DATA...................................     5
   MONEY MARKET VARIABLE INVESTMENT OPTIONS.......................     5
   OTHER VARIABLE INVESTMENT OPTIONS..............................     5
      "Standardized" Total Return.................................     5
      Yield.......................................................     6
      "Non-Standardized" Performance..............................     6
OTHER PERFORMANCE INFORMATION.....................................     6
TABLE OF STATE VARIATIONS.........................................     7
QUALIFIED PLAN TYPES..............................................     8
   TRADITIONAL IRAS...............................................     8
   ROTH IRAS......................................................     8
   SIMPLE IRA PLANS...............................................     9
   SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)........................     9
   SECTION 403(B) QUALIFIED PLANS OR TAX-SHELTERED ANNUITIES......     9
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.......    11
   CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND
      PROFIT-SHARING PLANS........................................    11
   DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND
      TAX-EXEMPT ORGANIZATIONS....................................    12
CALCULATION OF ANNUITY PAYMENTS...................................    12
   CALCULATION OF ANNUITY UNITS...................................    12
      Annuity Unit Values.........................................    13
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES..............    14
      Net Investment Rate.........................................    14
      Adjustment of Units and Values..............................    14
      Hypothetical Examples Illustrating the Calculation of
         Accumulation Unit Values and Annuity Unit Values.........    14
PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES.....................    14
THE SEPARATE ACCOUNT..............................................    14
DELAY OF CERTAIN PAYMENTS.........................................    15
LIABILITY FOR TELEPHONE TRANSFERS.................................    15
VOTING PRIVILEGES.................................................    15
LEGAL AND REGULATORY MATTERS......................................    16
FINANCIAL STATEMENTS..............................................    17

                         General Information and History



John Hancock Variable Annuity Account H, (the "Separate Account") is a separate investment account of John Hancock Life Insurance Company ("we," "us," "the Company," or "JHLICO") and was established on April 8, 1996. JHLICO (formerly known as John Hancock Mutual Life Insurance Company, and chartered in Massachusetts in 1862) is a Massachusetts stock life insurance company that "demutualized" and changed its name to John Hancock Life Insurance Company on February 1, 2000. As part of the demutualization process, JHLICO became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of MFC. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. Our principal office is located at 197 Clarendon Street, Boston, Massachusetts 02117. We also have an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.



Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                         Accumulation Unit Value Tables



The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.


                                    Services

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of John Hancock Life Insurance Company at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of John Hancock Variable Annuity Account H at December 31, 2008 and for each of the two years in the period ended December 31, 2008, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of Manulife Financial Corporation, now serves as principal underwriter of the Contract interests described in the respective prospectuses. These Contract interests are offered on a continuous basis. Prior to May 1, 2006, Signator Investors, Inc. ("Signator"), a subsidiary of JHLICO, served as the principal underwriter of the Contracts. The aggregate dollar amount of underwriting commissions paid to Signator in 2006 was $1,100,644. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2008, 2007, and 2006 were $597,650,909, $657,183,413, and $516,555,523, respectively.


SPECIAL COMPENSATION AND REIMBURSEMENT ARRANGEMENTS

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.


The registered representative through whom your Contract was sold is compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.


We or our affiliates may, directly or through JHD, make additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.


We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.





Revenue sharing payments assist in our efforts to promote the sale of our contracts and could be significant to a firm. Not all firms, however, receive additional compensation. We determine which firms to support and the extent of the payments we are willing to make, and generally choose to compensate firms that are willing to cooperate with our promotional efforts and have a strong capability to distribute our contracts. We do not make an independent assessment of the cost of providing such services. Instead, we agree with the firm on the methods for calculating any additional compensation. The methods, which vary by firm and are further described below, may include different categories to measure the amount of revenue sharing payments, such as the level of sales, assets attributable to the firm and the variable annuity contracts covered under the arrangement (including contracts issued by any of our affiliates). The categories of revenue sharing payments that we or our affiliates may provide to firms, directly or through JHD, are not mutually exclusive and may vary from contract to contract. We or our affiliates may make additional types of revenue sharing payments for other products, and may enter into new revenue sharing arrangements in the future. The following list includes the names of member firms of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD") (or their affiliated broker-dealers) that we are aware (as of December 31, 2008) received a revenue sharing payment of more than $5,000 with respect to annuity business during the latest calendar year:



NAME OF FIRM



                                   DISTRIBUTOR



                            1st Global Capital Corp.
            A. G. Edwards & Sons, Inc. (acquired by Wachovia in 2008)
                       AIG - AIG Financial Advisors, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - American General Securities
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.
                     American Portfolios Financial Services
                        AmTrust Investment Services, Inc.
                             Arvest Investment, Inc.
                    Banc of America Investment Services, Inc
                       BancWest Investment Services, Inc.
                                   BOSC, Inc.
                          Cambridge Investment Research
                               Centaurus Financial
                         Citigroup Global Markets, Inc.
                           CCO Investment Services Co.
                               Comerica Securities
                         Commonwealth Financial Network
                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                            Essex National Securities
                             First Allied Securities
                          Fifth Third Securities, Inc.
                               Founders Financial
                         Geneos Wealth Management, Inc.
                            GunnAllen Financial, Inc.
                          H.D. Vest Investment Services

                                   DISTRIBUTOR



                            Harbour Investments Inc.
                        Independent Financial Group, LLC
                    ING - Financial Network Investment Corp.
                             ING Financial Partners
                  ING - Multi-Financial Securities Corporation
                    ING - PrimeVest Financial Services, Inc.
                                 InterSecurities
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, LLC
                              James T Borello & Co.
                          Janney Montgomery Scott, LLC
                         John Hancock Financial Network
                          Key Investments Services, LLC
                        Lasalle Financial Services, Inc.
                           Lasalle St. Securities, LLC
                     Lincoln Financial Advisors Corporation
                       Lincoln Financial Securities Corp.
                     LPL - Associated Securities Corporation
                               LPL Financial Corp.
                           LPL - Mutual Services Corp.
                              LPL - Uvest Financial
                     LPL - Waterstone Financial Group, Inc.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                          MML Investors Services, Inc.
                       Money Concepts Capital Corporation
                            Morgan Keegan & Co., Inc.
                           Morgan Stanley & Co., Inc.
                                 Next Financial.
                                 NFP Securities
                    NPH - Investment Center of America, Inc.
                       NPH - Invest Financial Corporation
                          NPH - National Planning Corp.
                           NPH - SII Investments, Inc.
                    PAC - United Planners Financial Services
                          Pacific West Securities, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                              PNC Investments, LLC
                          Prime Capital Services, Inc.
                                ProEquities, Inc.
                               Prospera Financial
                           Questar Capital Corporation
                            Raymond James Associates
                        Raymond James Financial Services
                             RBC Dain Rauscher, Inc.
                           Robert W. Baird & Co., Inc.
                               Sammons Securities
                            Securities America, Inc.
                           Sigma Financial Corporation
                         Stifel, Nicolaus & Company, Inc
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                       Unionbanc Investment Services, LLC
                      Wachovia Securities Financial Network

                                   DISTRIBUTOR



                         Wachovia Securities LLC, (ISG)
                         Wachovia Securities LLC, (PCG)
                         Walnut Street Securities, Inc.
                          Wells Fargo Investments, LLC
                        Woodbury Financial Services, Inc.



Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments

We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments

We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments

We may, directly or through JHD, also provide, either from the 12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                        Calculation of Performance Data

The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTIONS

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but the withdrawal charge and any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

              Effective yield = (Base period return + 1)(365/7) - 1

OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Portfolio-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                              P x (1 + T)(n) = ERV

Where:

     P   = a hypothetical initial premium payment of $1,000

     T   = average annual total return

     n   = number of years

     ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1997. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the contracts because the Account is used for other variable annuities offered by us.

Yield

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                         Yield = 2[(a - b/cd) + 1)(6) - 1]

Where:

     a = net investment income earned during the period by the Portfolio whose shares are owned by the variable investment option

     b = expenses accrued for the period (net of any reimbursements)

     c = the average daily number of accumulation units outstanding during the period

     d = the offering price per accumulation unit on the last day of the period

According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Neither the withdrawal charge nor any charges for premium taxes or optional rider benefits are reflected in the calculation.

"Non-Standardized" Performance

We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Portfolio-level and contract-level charges, except any premium tax charge, annual contract fee, withdrawal charge or charges for optional rider benefits described in the prospectus.

Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.

                          Other Performance Information

You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

                            Table of State Variations



The federal Defense of Marriage Act ("DOMA") does not recognize civil unions or same-sex marriage. Therefore, the federal tax treatment available to spouses who fall within the definition of DOMA may not be available to civil union or same-sex marriage partners. However, the following table identifies the states that may, pursuant to state law, extend to civil union and same-sex marriage partners the same benefits (other than federal tax benefits) that are granted to spouses who fall within the definition of DOMA:



        STATE                  TYPE OF JURISDICTION                       RELATED RULE
--------------------   -----------------------------------   -----------------------------------
     California                Domestic Partnership
     Connecticut                   Civil Union,
                                Same-Sex Marriage
District of Columbia           Domestic Partnership
       Hawaii          Reciprocal Beneficiary Relationship
        Iowa                    Same-Sex Marriage
        Maine                 Domestic Partnerships
      Maryland                 Domestic Partnership
    Massachusetts               Same-Sex Marriage
    New Hampshire                  Civil Union
     New Jersey                    Civil Union,              Also recognizes spouses of same-sex
                               Domestic Partnership          marriages who were married in
                                                             another jurisdiction
      New York                          --                   Recognizes spouses of civil unions
                                                             and same-sex marriages who were
                                                             married in another jurisdiction
       Oregon                  Domestic Partnership
    Rhode Island                        --                   Recognizes spouses of civil unions
                                                             and same-sex marriages who were
                                                             married in another jurisdiction
       Vermont                  Same-Sex Marriage
     Washington                Domestic Partnership

                              Qualified Plan Types



TRADITIONAL IRAS



Individual Retirement Annuities



Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.



Distributions



In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code Section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender distribution, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.



The tax law requires that annuity payments or other distributions under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.



ROTH IRAS



Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects.



Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



     -    made after the Owner attains age 59 1/2;



     -    made after the Owner's death;



     -    attributable to the Owner being disabled; or



     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t) (2) (F) of the Code.



In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. Distributions must, however, begin after the Owner's death. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in
Section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under Section 457(b) of the Code.



If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Conversion or Direct Rollover to a Roth IRA



You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:



     -    you have adjusted gross income over $100,000; or



     -    you are a married tax payer filing a separate return.



These restrictions do not apply in tax years beginning after December 31, 2009.



The Roth IRA annual contribution limit does not apply to converted or rollover amounts.



You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to a Roth IRA from another Roth IRA or from a designated Roth account within a qualified retirement plan. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If the converted or rollover amount is held in an annuity contract issued by us, we may have to withhold (make a contract withdrawal and remit to the IRS) up to 20% of the taxable gain in the contract. This amount withheld could reduce the benefit value of any elected optional guarantee rider, in a proportion determined by the rider. You may find it advantageous to pay the tax due on the conversion from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.



SIMPLE IRA PLANS



In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT TAX ADVICE.



SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)



Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP - IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.



SECTION 403(B) QUALIFIED PLANS OR TAX-SHELTERED ANNUITIES



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." PURCHASERS OF THE CONTRACTS FOR SUCH PURPOSES SHOULD SEEK INDEPENDENT ADVICE AS TO ELIGIBILITY, LIMITATIONS ON PURCHASE PAYMENTS, AND OTHER TAX CONSEQUENCES. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.



Final regulations concerning tax sheltered annuity contracts became effective on July 26, 2007, but are generally applicable for tax years beginning after December 31, 2008. These regulations require the employer to adopt a written defined contribution plan which, in both form and operation, satisfies the requirements of the regulations. The regulations specify that any exchange of a 403(b)
annuity contract for another 403(b) annuity contract occurring after September 24, 2007 will not be treated as a taxable distribution provided the employer and the company issuing the new contract have agreed to share information concerning the employee's employment status, hardship distributions and loans, if any.



Restrictions on Section 403(b) Qualified Plans



REQUIRED DOCUMENTATION. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan"). If you had purchased this Contract for use in a Section 403(b) Qualified Plan, your employer, the Plan's administrator, or the Plan's sponsor may request that we enter into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"). Unless contained in an Information Sharing Agreement, we may receive a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").



We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.



OWNERSHIP. You may not sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a 403(b) Qualified Contract or some or all of such a Contract's value to any person other than us without the consent of an employer, a Plan administrator or a Plan sponsor. A request to transfer ownership must be accompanied by the Required Documentation. In the event we do not receive the Required Documentation and you nonetheless direct us to proceed with a transfer of ownership, the transfer may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.



ADDITIONAL PURCHASE PAYMENTS. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Qualified Plan.



We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Qualified Plan to a previously issued Contract used in a
Section 403(b) Qualified Plan. Such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.



In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the Additional Purchase Payments, the Additional Purchase Payment may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.



WITHDRAWALS. Tax-sheltered annuity contracts must contain restrictions on withdrawals of:



     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



     -    earnings on those contributions; and



     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.



These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions.



Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Qualified Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant's spouse, under Section 403(b) of the Code and applicable Treasury Regulations.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you. Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age 59 1/2, separated from service, died or become disabled. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)



LOANS. Loans from Qualified Contracts intended for use under Section 403(b) Qualified Plans, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid. We currently offer a loan privilege to Owners of Contracts issued in connection with Section 403(b) Qualified Plans: 1) that were issued prior to January 1, 2009; 2) that are not subject to Title 1 of ERISA, and 3) that have not elected a guaranteed minimum withdrawal benefit Rider. We will not permit nor support loans from Contracts issued on or after January 1, 2009 in connection with Section 403(b) Qualified Plans.



COLLECTING AND USING INFORMATION. Through your participation in a retirement plan intended to qualify under Section 403(b), the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as contract values, purchase payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under the Section 403(b) Qualified Plan, and among their employees. By applying for or purchasing a Contract for use in a Section 403(b) Qualified Plan or by intending to make an additional purchase payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract for use in a Section 403(b) Qualified Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.



If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.



RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM



Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:



     - termination of employment in all Texas public institutions of higher education;



     -    retirement;



     -    death; or



     -    the participant's attainment of age 70 1/2.



Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. For these purposes a change of company providing ORP benefits or a participant's transfer between institutions of higher education is not a termination of employment. Consequently there is no termination of employment when a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS



Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. - 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT ADVICE.



Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code Section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS



Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.



A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).



When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.


                         Calculation of Annuity Payments

CALCULATION OF ANNUITY UNITS

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by

                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                (1) the age and, possibly, sex of the payee and

                (2) the assumed investment rate (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

               the amount of the initial monthly variable annuity
                   payment from that variable annuity option

                                       by

                     the annuity unit value of that variable
                    investment option as of 10 calendar days
                  prior to the date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity Unit Values

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

     (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

     (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be
          0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              Additional Information about Determining Unit Values

The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net Investment Rate

For any period, the net investment rate for a variable investment option equals

     (1) the percentage total investment return of the corresponding Portfolio for that period (assuming reinvestment of all dividends and other distributions from the Portfolio), less

     (2) for each calendar day in the period, a deduction of 0.003425% or 0.003151% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

     (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of Units and Values

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

Hypothetical Examples Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values

Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $137.00 assuming a one day period. The $137.00 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00003425. By substituting in the first formula above, the net investment rate is equal to $3863.00 ($2000 + $3000 - $1000 - $137.00)
divided by $4,000,000 or 0.0009658.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be $11.250000 x (1 + .0009658) or $11.260865. The value of an annuity unit at the end of the period would be $1.0850000 x (1. + .0009658) x .999905754 or
$1.085946. The final figure, .999905754, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                  Purchases and Redemptions of Portfolio Shares

JHLICO purchases and redeems Portfolio shares for the Account at their net asset value without any sales or redemption charges. Each available Portfolio issues its own separate series of Portfolio shares. Each such series represents an interest in one of the Portfolios of the Trusts, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same Portfolio at their net asset value as of the dates paid.

On each Business Day, the Separate Account purchases and redeems shares of each Portfolio for each variable investment option based on, among other things, the amount of Purchase Payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Trust share for each Portfolio determined on that same date.

                              The Separate Account

In addition to the assets attributable to Contracts, the Separate Account may include amounts contributed by JHLICO to commence operations of a Variable Investment Option or an underlying Portfolio. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact the transfer might have on any Variable Investment Option. The assets of one Variable Investment Option are not necessarily legally insulated from liabilities associated with another Variable Investment Option.

                            Delay of Certain Payments

Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuities Service Center. However, redemption may be suspended and payment may be postponed under the following conditions:

     (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

     (2)  when trading on that Exchange is restricted;

     (3) when an emergency exists, as determined by the SEC, as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

     (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                        Liability for Telephone Transfers

If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

     -    requiring personal identification,

     -    tape recording calls, and

     -    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                                Voting Privileges

Here's the formula we use to determine the number of Portfolio shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                           the corresponding class of
                                   Portfolio
                                     shares

At a shareholders' meeting, you may give instructions regarding:

     (1)  the election of a Board of Trustees,

     (2)  the ratification of the selection of independent auditors,

     (3) the approval of a Series Portfolio's investment management agreements, and

     (4)  other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the Portfolio shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of Portfolio shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that Portfolio by the net asset value of one share of that Portfolio.

We will furnish you information and forms so that you may give voting instructions.

We may own Portfolio shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that Portfolio's shares (including owners who participate in separate accounts other than the Separate Account). The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

     -    the Separate Account; or

     - the ability of the principal underwriter to perform its contract with the Separate Account; or

     - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust Portfolios that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of Portfolio shares in April 2004.

                              Financial Statements

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company
Years Ended December 31, 2008, 2007, and 2006

                      JOHN HANCOCK LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm............................................................  F-2

Audited Consolidated Financial Statements..........................................................................

   Consolidated Balance Sheets-As of December 31, 2008 and 2007....................................................  F-3

   Consolidated Statements of Operations-For the Years Ended December 31, 2008, 2007, and 2006.....................  F-5

   Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income (Loss)-For the Years Ended
     December 31, 2008, 2007, and 2006.............................................................................  F-6

   Consolidated Statements of Cash Flows-For the Years Ended December 31, 2008, 2007, and 2006.....................  F-8

   Notes to Consolidated Financial Statements...................................................................... F-10

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company ("the Company") as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholders' equity and comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2008 the Company changed its method of accounting and reporting for certain assets to a fair value measurement approach, in 2007 the Company changed its method of accounting for income tax related cash flows generated by investments in leveraged leases and collateral related to certain derivative activities, and in 2006 the Company changed its method of accounting for defined benefit and other postretirement plans.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 30, 2009

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                                                                                              December 31,
                                                                                     ---------------------------
                                                                                           2008                  2007
                                                                                     ---------------------------
                                                                                              (in millions)
Assets

Investments
Fixed maturities:
   Available-for-sale--at fair value (amortized cost: 2008--$38,078; 2007--$42,879).     $ 34,811             $ 42,839
   Held-for-trading--at fair value (cost: 2008--$1,228; 2007--$0)...................        1,057                    -
Equity securities:
   Available-for-sale--at fair value (cost: 2008--$205; 2007--$122).................          201                  148
Mortgage loans on real estate.......................................................        9,843                9,349
Investment real estate..............................................................        1,264                1,272
Policy loans........................................................................        2,133                2,099
Short-term investments..............................................................            5                    -
Other invested assets...............................................................        2,897                2,933
                                                                                     ------------         ------------
   Total Investments................................................................       52,211               58,640

Cash and cash equivalents...........................................................        3,604                3,355
Accrued investment income...........................................................          594                  615
Goodwill............................................................................        2,999                3,009
Value of business acquired..........................................................        2,564                2,375
Deferred policy acquisition costs and deferred sales inducements....................        1,553                1,103
Amounts due from affiliates.........................................................          206                  271
Intangible assets...................................................................        1,306                1,318
Reinsurance recoverable.............................................................        5,542                5,053
Deferred tax asset..................................................................          173                    -
Derivative asset....................................................................        5,010                1,637
Other assets........................................................................        1,155                1,763
Separate account assets.............................................................       15,645               18,949
                                                                                     ------------         ------------
   Total Assets.....................................................................     $ 92,562             $ 98,088
                                                                                     ============         ============

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                                                  December 31,
                                                                                        ----------------------------
                                                                                              2008                   2007
                                                                                        ----------------------------
                                                                                                 (in millions)
Liabilities and Shareholder's Equity

Liabilities
 Future policy benefits................................................................     $ 47,291              $ 46,510
 Policyholders' funds..................................................................        8,707                11,009
 Unearned revenue......................................................................          335                   127
 Unpaid claims and claim expense reserves..............................................          299                   233
 Policyholder dividends................................................................          421                   420
 Amounts due to affiliates.............................................................           68                   226
 Short-term debt.......................................................................            4                     9
 Long-term debt........................................................................          483                   485
 Consumer notes........................................................................        1,600                 2,157
 Current income tax payable............................................................          140                    98
 Deferred income tax liability.........................................................            -                   679
 Coinsurance funds withheld............................................................        3,978                 2,801
 Derivative liability..................................................................        2,391                 1,728
 Other liabilities.....................................................................        3,080                 1,839
 Separate account liabilities..........................................................       15,645                18,949
                                                                                        -------------         ------------
     Total Liabilities.................................................................       84,442                87,270

Commitments, Guarantees, Contingencies, and Legal Proceedings (Note 11)

Minority interest......................................................................          174                   141

Shareholder's Equity
 Common stock ($10,000 par value; 33,000 shares authorized, issued, and outstanding at
   December 31, 2008 and 2007).........................................................          330                   330
 Additional paid-in capital............................................................        9,378                 9,374
 Retained (deficit) earnings...........................................................         (783)                  475
 Accumulated other comprehensive (loss) income.........................................         (979)                  498
                                                                                        -------------         ------------
     Total Shareholder's Equity........................................................        7,946                10,677
                                                                                        -------------         ------------
     Total Liabilities and Shareholder's Equity........................................     $ 92,562              $ 98,088
                                                                                        =============         ============

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                            Years ended December 31,
                                                                                     ---------------------------------------
                                                                                          2008                2007
                                                                                     ---------------------------------------
                                                                                                  (in millions)
Revenues
 Premiums...........................................................................     $ (882)             $ 2,832
 Fee income.........................................................................        958                1,301
 Net investment income..............................................................      3,020                3,512
 Net realized investment and other gains (losses)...................................       (544)                 128
 Other revenue......................................................................         66                   70
                                                                                     -----------         -----------         ---
     Total revenues.................................................................      2,618                7,843

Benefits and expenses
 Benefits to policyholders..........................................................        521                4,478
 Policyholder dividends.............................................................        518                  526
 Amortization of deferred policy acquisition costs, deferred sales inducements, and
   value of business acquired.......................................................         52                  167
 Other operating costs and expenses.................................................      1,875                1,522
                                                                                     -----------         -----------         ---
     Total benefits and expenses....................................................      2,966                6,693

(Loss) income before income taxes...................................................       (348)               1,150

Income taxes........................................................................        (44)                 379
                                                                                     -----------         -----------         ---

Net (loss) income...................................................................     $ (304)               $ 771
                                                                                     ===========         ===========         ===


                                                                                      2006


Revenues
 Premiums........................................................................... $ 2,688
 Fee income.........................................................................   1,132
 Net investment income..............................................................   3,528
 Net realized investment and other gains (losses)...................................       6
 Other revenue......................................................................      31
                                                                                     --------
     Total revenues.................................................................   7,385

Benefits and expenses
 Benefits to policyholders..........................................................   4,255
 Policyholder dividends.............................................................     510
 Amortization of deferred policy acquisition costs, deferred sales inducements, and
   value of business acquired.......................................................     299
 Other operating costs and expenses.................................................   1,473
                                                                                     --------
     Total benefits and expenses....................................................   6,537

(Loss) income before income taxes...................................................     848

Income taxes........................................................................     267
                                                                                     --------

Net (loss) income...................................................................   $ 581
                                                                                     ========

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

              CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S
                    EQUITY AND COMPREHENSIVE INCOME (LOSS)

                                                         Additional          Accumulated Other     Total
                                                 Capital  Paid-in   Retained   Comprehensive   Shareholder's       Outstanding
                                                  Stock   Capital   Earnings      Income          Equity              Shares
                                             --------------------------------------------------------------------------------
                                                        (in millions, except for shares outstanding)             (in thousands)
Balance at January 1, 2006,.................      $ 330   $ 9,423    $ 276         $ 344         $ 10,373            33,000
Comprehensive income:
 Net income.................................                           581                            581
   Other comprehensive income, net of
     tax:...................................
     Net unrealized investment gains........                                          26               26
     Foreign currency translation
       adjustment...........................                                           1                1
     Minimum pension liability..............                                         (16)             (16)
     Cash flow hedges.......................                                         (76)             (76)
                                                                                               ---------------
Comprehensive income........................                                                          516

SFAS No. 158 transition adjustment..........                                         160              160
Transfer of real estate from affiliate......                  (87)                                    (87)
Share-based payments........................                  (21)                                    (21)
Employee stock option plan (ESOP)...........                   35                                      35
Dividends paid to Parent....................                          (561)                          (561)
                                             --------------------------------------------------------------------------------
Balance at December 31, 2006................      $ 330   $ 9,350    $ 296         $ 439         $ 10,415            33,000
Comprehensive income:
 Net income.................................                           771                            771
   Other comprehensive income, net of
     tax:...................................
     Net unrealized investment losses.......                                         (24)             (24)
   Pension and postretirement benefits:.....
     Change in the funded status of the
       pension plan.........................                                          16               16
     Amortization of periodic pension
       costs................................                                          (1)              (1)
     Cash flow hedges.......................                                          68               68
                                                                                               ---------------
Comprehensive income........................                                                          830

Adoption of FSP No. FAS 13-2................                          (133)                          (133)
Transfer of invested assets with affiliates.                   10                                      10
Share-based payments........................                   14                                      14
Dividends paid to Parent....................                          (459)                          (459)
                                             --------------------------------------------------------------------------------
Balance at December 31, 2007................      $ 330   $ 9,374    $ 475         $ 498         $ 10,677            33,000





Balance at January 1, 2006,.................
Comprehensive income:
 Net income.................................
   Other comprehensive income, net of
     tax:...................................
     Net unrealized investment gains........
     Foreign currency translation
       adjustment...........................
     Minimum pension liability..............
     Cash flow hedges.......................

Comprehensive income........................

SFAS No. 158 transition adjustment..........
Transfer of real estate from affiliate......
Share-based payments........................
Employee stock option plan (ESOP)...........
Dividends paid to Parent....................

Balance at December 31, 2006................
Comprehensive income:
 Net income.................................
   Other comprehensive income, net of
     tax:...................................
     Net unrealized investment losses.......
   Pension and postretirement benefits:.....
     Change in the funded status of the
       pension plan.........................
     Amortization of periodic pension
       costs................................
     Cash flow hedges.......................

Comprehensive income........................

Adoption of FSP No. FAS 13-2................
Transfer of invested assets with affiliates.
Share-based payments........................
Dividends paid to Parent....................

Balance at December 31, 2007................

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

              CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S
             EQUITY AND COMPREHENSIVE INCOME (LOSS) - (CONTINUED)

                                                        Additional Retained  Accumulated Other         Total
                                                Capital  Paid-in   (Deficit)   Comprehensive       Shareholder's
                                                 Stock   Capital   Earnings    Income (Loss)          Equity
                                            ------------------------------------------------------------------------
                                                         (in millions, except for shares outstanding)
Balance at January 1, 2008.................      $ 330   $ 9,374     $ 475         $ 498             $ 10,677
 Comprehensive income:
 Net loss..................................                           (304)                              (304)
   Other comprehensive income, net of
     tax:..................................
     Net unrealized investment losses......                                       (1,874)              (1,874)
   Pension and postretirement benefits:....
     Change in the funded status of the
       pension plan........................                                         (652)                (652)
     Cash flow hedges......................                                        1,049                1,049
                                                                                               -----------------
 Comprehensive loss........................                                                            (1,781)

Adoption of SFAS No. 159...................                              7                                  7
Adoption of EITF No. 6-4 and No. 6-10......                             (1)                                (1)
Share-based payments.......................                    4                                            4
Dividends paid to Parent...................                           (960)                              (960)
                                            ------------------------------------------------------------------------
Balance at December 31, 2008...............      $ 330   $ 9,378    $ (783)       $ (979)             $ 7,946
                                            ========================================================================

                                             Outstanding
                                                Shares
                                            -----------
                                            (in thousands)
Balance at January 1, 2008.................     33,000
 Comprehensive income:
 Net loss..................................
   Other comprehensive income, net of
     tax:..................................
     Net unrealized investment losses......
   Pension and postretirement benefits:....
     Change in the funded status of the
       pension plan........................
     Cash flow hedges......................

 Comprehensive loss........................

Adoption of SFAS No. 159...................
Adoption of EITF No. 6-4 and No. 6-10......
Share-based payments.......................
Dividends paid to Parent...................
                                            -----------
Balance at December 31, 2008...............     33,000
                                            ===========

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                           Years ended December 31,
                                                                                   ----------------------------------------
                                                                                        2008                2007
                                                                                   ----------------------------------------
                                                                                                (in millions)
Cash flows from operating activities:
Net (loss) income.................................................................     $ (304)              $ 771
Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of premium and accretion of discounts, net - fixed maturities.....        196                 287
   Net realized investment and other (gains) losses...............................        544                (128)
   Amortization of deferred policy acquisition costs and deferred sales
     inducements..................................................................         (7)                 60
   Amortization of value of business acquired.....................................         59                 107
   Capitalization of deferred policy acquisition costs and deferred sales
     inducements..................................................................       (322)               (274)
   Depreciation and amortization..................................................         70                  73
   Net cash flows from trading securities.........................................         46                   -
   Decrease (increase) in accrued investment income...............................         21                  (5)
   Decrease (increase) in other assets and other liabilities, net.................        576                 632
   Increase in policyholder liabilities and accruals, net.........................      2,220               2,475
   (Decrease) increase in deferred income taxes...................................       (109)                393
                                                                                   ----------------------------------------
Net cash provided by operating activities.........................................      2,990               4,391

Cash flows from investing activities:
Sales of:
   Fixed maturities...............................................................      6,420               6,747
   Equity securities..............................................................        148               1,149
   Real estate....................................................................          7                  29
   Other invested assets..........................................................        735                 646
Maturities, prepayments, and scheduled redemptions of:
   Fixed maturities...............................................................      1,905               1,750
   Mortgage loans on real estate..................................................        835               1,975
Purchases of:
   Fixed maturities...............................................................     (6,008)             (6,900)
   Equity securities..............................................................       (230)               (326)
   Real estate....................................................................        (28)                (33)
   Other invested assets..........................................................       (773)               (935)
   Mortgage loans on real estate issued...........................................     (1,193)             (1,357)
   Net cash paid for related party real estate....................................          -                   -
   Net cash received related to sales of businesses...............................          -                   -
   Net purchases of short-term investments........................................         (5)                  -
   Increase in amounts due from affiliates........................................        (26)                  -
   Other, net.....................................................................        866                 172
                                                                                   ----------------------------------------
Net cash provided by investing activities.........................................      2,653               2,917


                                                                                     2006


Cash flows from operating activities:
Net (loss) income.................................................................   $ 581
Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of premium and accretion of discounts, net - fixed maturities.....     454
   Net realized investment and other (gains) losses...............................      (6)
   Amortization of deferred policy acquisition costs and deferred sales
     inducements..................................................................     164
   Amortization of value of business acquired.....................................     135
   Capitalization of deferred policy acquisition costs and deferred sales
     inducements..................................................................    (396)
   Depreciation and amortization..................................................      28
   Net cash flows from trading securities.........................................       5
   Decrease (increase) in accrued investment income...............................     106
   Decrease (increase) in other assets and other liabilities, net.................     (91)
   Increase in policyholder liabilities and accruals, net.........................     876
   (Decrease) increase in deferred income taxes...................................     117

Net cash provided by operating activities.........................................   1,973

Cash flows from investing activities:
Sales of:
   Fixed maturities...............................................................  10,382
   Equity securities..............................................................     167
   Real estate....................................................................       9
   Other invested assets..........................................................   1,400
Maturities, prepayments, and scheduled redemptions of:
   Fixed maturities...............................................................     926
   Mortgage loans on real estate..................................................   1,877
Purchases of:
   Fixed maturities............................................................... (11,072)
   Equity securities..............................................................    (462)
   Real estate....................................................................    (449)
   Other invested assets..........................................................    (552)
   Mortgage loans on real estate issued...........................................  (1,094)
   Net cash paid for related party real estate....................................    (150)
   Net cash received related to sales of businesses...............................      38
   Net purchases of short-term investments........................................       -
   Increase in amounts due from affiliates........................................       -
   Other, net.....................................................................      60

Net cash provided by investing activities.........................................   1,080

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                                    Years ended December 31,
                                                                           ------------------------------------------
                                                                                 2008                 2007                 2006
                                                                           ------------------------------------------
                                                                                         (in millions)
Cash flows from financing activities:
   Dividends paid to Parent...............................................     $  (960)             $  (459)             $  (560)
   (Increase) decrease in amounts due from affiliates.....................           -                   43                  (90)
   Increase (decrease) in amounts due to affiliates.......................          26                  (22)                   -
   Universal life and investment-type contracts deposits..................       2,615                2,216                3,413
   Universal life and investment-type contract maturities and withdrawals.      (6,526)              (6,071)              (7,408)
   Net transfers from separate accounts to policyholders' funds...........          11                   37                  277
   Excess tax benefits related to share-based payments....................           1                   15                   19
   Repayments of consumer notes, net......................................        (557)                (297)                 (34)
   Issuance of short-term debt............................................           -                    -                  478
   Issuance of long-term debt.............................................           2                    1                    3
   Repayment of short-term debt...........................................           -                 (477)                 (68)
   Repayment of long-term debt............................................          (6)                  (2)                  (8)
                                                                           ------------------------------------------
Net cash used in financing activities.....................................      (5,394)              (5,016)              (3,978)

   Net increase (decrease) in cash and cash equivalents...................         249                2,292                 (925)
   Cash and cash equivalents at beginning of year.........................       3,355                1,063                1,988
                                                                           ------------------------------------------
   Cash and cash equivalents at end of year...............................     $ 3,604              $ 3,355              $ 1,063
                                                                           ==========================================





Cash flows from financing activities:
   Dividends paid to Parent...............................................
   (Increase) decrease in amounts due from affiliates.....................
   Increase (decrease) in amounts due to affiliates.......................
   Universal life and investment-type contracts deposits..................
   Universal life and investment-type contract maturities and withdrawals.
   Net transfers from separate accounts to policyholders' funds...........
   Excess tax benefits related to share-based payments....................
   Repayments of consumer notes, net......................................
   Issuance of short-term debt............................................
   Issuance of long-term debt.............................................
   Repayment of short-term debt...........................................
   Repayment of long-term debt............................................

Net cash used in financing activities.....................................

   Net increase (decrease) in cash and cash equivalents...................
   Cash and cash equivalents at beginning of year.........................

   Cash and cash equivalents at end of year...............................


The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 -- Summary of Significant Accounting Policies

Business. John Hancock Life Insurance Company ("JHLICO" or the "Company") is a wholly-owned subsidiary of John Hancock Financial Services ("JHFS"). JHFS is an indirect, wholly-owned subsidiary of MFC Financial Corporation ("MFC"), a Canadian-based, publicly traded stock life insurance company.

The Company provides a wide range of insurance and investment products to both individual and institutional customers located primarily in the United States. These products, including individual life insurance, individual and group fixed and variable annuities, individual and group long-term care insurance, and mutual funds, are sold through an extensive network of agents, securities dealers, and other financial institutions. The Company also offers investment management services with respect to the Company's separate account assets and to mutual funds and institutional customers. The Company is licensed in all fifty states.

Basis of Presentation. These financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"), which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and or controlled subsidiaries and variable interest entities ("VIEs") in which the Company is the primary beneficiary. Partnerships, joint venture interests, and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. All significant intercompany transactions and balances have been eliminated. For further discussion regarding VIEs see Note 3
- Relationships with Variable Interest Entities.

Reclassifications. Certain prior year amounts have been reclassified to conform to the current year presentation.

Investments. The Company classifies its fixed maturity securities, other than leveraged leases, as either available-for-sale or held-for-trading and records these securities at fair value. Unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of policyholder related amounts and deferred income taxes. Unrealized investment gains and losses related to held-for-trading securities are reflected in net realized investment and other gains (losses). Interest income is generally recognized on the accrual basis. The amortized cost of debt securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premium and accretion of discounts is included in net investment income. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

The Company classifies its leverage leases as fixed maturities and records as its carrying value the net investment of its leveraged leases calculated by accruing income at the lease's expected internal rate of return.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized investment gains and losses are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Equity securities that do not have readily determinable fair values are carried at cost and are included in other invested assets. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses). Dividends are recorded as income on the ex-dividend date.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premium or discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if higher and the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Net realized investment and other gains (losses), other than those related to Separate Accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

Derivative Financial Instruments. The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and also to manage the duration of assets and liabilities. All derivative instruments are carried on the Company's Consolidated Balance Sheets at fair value.

In certain cases, the Company uses hedge accounting by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments, as well as the offsetting changes in fair value of the hedged items, are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in accumulated other comprehensive income and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in accumulated other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the balance remaining in accumulated other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques, including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors and swaptions), the premium is amortized into net investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

The Company is a party to financial instruments that may contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether bifurcation is required. If it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract. Embedded derivatives are carried at fair value with changes in fair value reported in net realized investment and other gains (losses) or benefits to policyholders for certain separate account guarantees.

Cash and Cash Equivalents. Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Goodwill, Value of Business Acquired, and Other Intangible Assets. On April 28, 2004, MFC acquired JHFS and its subsidiaries, which was accounted for using the purchase method of accounting. The allocation of purchase consideration resulted in the recognition of goodwill, value of business acquired ("VOBA"), and other intangible assets as of the acquisition date.

Goodwill recorded on the Company's Consolidated Balance Sheets represents the excess of the cost over the fair value of the Company's identifiable net assets acquired by MFC.

VOBA is the present value of estimated future profits of insurance policies in-force related to businesses acquired by MFC. The Company amortizes VOBA using the same methodology and assumptions used to amortize deferred policy acquisition costs ("DAC ") and tests for recoverability at least annually.

Other intangible assets include brand name, investment management contracts (fair value of the investment management relationships between the Company and the mutual funds managed by the Company), distribution networks, and other investment management contracts (institutional investment management contracts managed by the Company's investment management subsidiaries) recognized at the acquisition date. Brand name and investment management contracts are not subject to amortization. Distribution networks and other investment management contracts are amortized over their respective estimated lives in other operating costs and expenses.

The Company tests goodwill, brand name, and investment management contracts for impairment at least annually, or more frequently if circumstances indicate impairment may have occurred. Distribution networks and other investment contracts are reviewed for impairment only upon the occurrence of certain triggering events. An impairment is recorded whenever an intangible asset's fair value is deemed to be less than its carrying value.

Deferred Policy Acquisition Costs and Deferred Sales Inducements. DAC are costs that vary with, and are related primarily to, the production of new insurance business and have been deferred to the extent that they are deemed recoverable. Such costs include sales commissions, certain costs of policy issuance and underwriting, and certain agency expenses. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

DAC related to participating traditional life insurance is amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve, and expected annual policyholder dividends. For annuity, group pension contracts, universal life insurance, and investment-type products, DAC and unearned revenue are amortized generally in proportion to the change in present value of expected gross profits arising principally from surrender charges, investment results, including realized gains (losses), and mortality and expense margins. DAC amortization is adjusted retrospectively when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized gains (losses) on investments as if these gains (losses) has been realized, with corresponding credits or charges included in accumulated other comprehensive income.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


DAC related to non-participating traditional life and long-term care insurance is amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

The Company offers sales inducements, including enhanced crediting rates or bonus payments, to contract holders on certain of its individual annuity products. The Company defers sales inducements and amortizes them over the life of the underlying contracts using the same methodology and assumptions used to amortize DAC.

Reinsurance. The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Consolidated Statements of Operations reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Separate Account Assets and Liabilities. Separate account assets and liabilities reported on the Company's Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contract holders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, surrenders, net investment income, net realized investment and other gains (losses), and the related liability changes of separate accounts are offset within the same line item in the Consolidated Statements of Operations. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company.

Future Policy Benefits and Policyholders' Funds. Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented approximately 51% of the Company's traditional life net insurance in-force at December 31, 2008 and 2007, and 93%, 93%, and 92% of the Company's traditional life net insurance premiums for the years ended December 31, 2008, 2007, and 2006, respectively.

Benefit liabilities for annuities during the accumulation period are equal to accumulated contract holders' fund balances and after annuitization are equal to the present value of expected future payments.

Future policy benefits for long-term care insurance policies are based on the net level premium method. Assumptions established at policy issue as to mortality, morbidity, persistency, and interest and expenses, which include a margin for adverse deviation, are based on estimates developed by management.

For non-participating traditional life insurance policies, and accident and health policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, morbidity, persistency, interest, and expenses established at the policy issue or acquisition date. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

Policyholders' funds for universal life and investment-type products, including guaranteed investment contracts and funding agreements, are equal to the total of the policyholder account values before surrender charges, additional reserves established to adjust for lower market interest rates as of the acquisition date, and additional reserves established on certain guarantees offered in certain investment-type products. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


Components of policyholders' funds were as follows:

                                                         December 31,
                                                  --------------------------
                                                       2008                 2007
                                                  --------------------------
                                                        (in millions)
Guaranteed investment contracts..................     $ 1,057             $  1,804
Funding agreements...............................       3,644                5,253
Other investment-type contracts..................       1,975                1,996
                                                  --------------------------
 Total liabilities for investment-type contracts.       6,676                9,053
Individual annuities.............................         108                   91
Universal life and other.........................       1,923                1,865
                                                  --------------------------
Total policyholders' funds.......................     $ 8,707             $ 11,009
                                                  ==========================

Included in funding agreements at December 31, 2008 and 2007, are $4 billion and $5 billion, respectively, of funding agreements purchased from the Company by special purpose entities ("SPEs"), which in turn issued medium-term notes to global investors that are non-recourse to the Company. The SPEs are not consolidated in the Company's consolidated financial statements.

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual and group life, long-term care, and group accident and health insurance claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

Policyholder Dividends. Policyholder dividends for the closed block are approved annually by the Company's Board of Directors. The aggregate amount of policyholder dividend is calculated based upon actual interest, mortality, morbidity, and persistency, as well as management's judgment as to the proper level of statutory surplus to be retained by the Company. For additional information on the closed block see Note 6 -- Closed Block.

Revenue Recognition. Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from long-term care insurance contracts are recognized as income when due.

Deposits related to universal life and investment-type contracts are credited to policyholders' account balances. Revenues from these contracts, as well as annuities, consist of amounts assessed against policyholders' account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Fee income also includes advisory fees, broker-dealer commissions and fees, and administration service fees. Such fees and commissions are recognized in the period in which services are performed. Commissions related to security transactions and related expenses are recognized as income on the trade date. Contingent deferred selling charge commissions are recognized as income when received. Selling commissions paid to the selling broker/dealer for sales of mutual funds that do not have a front-end sales charge are deferred and amortized on a straight-line basis over periods ranging from one to six years. This is the approximate period of time expected to be benefited and during which fees earned pursuant to the Rule 12b-1 distribution plans are received from the funds and contingent deferred sales charges are received from shareholders of the funds.

Share-Based Payments. The Company adopted Statement of Financial Accounting Standards No. 123 (revised 2004), "Share-Based Payment," ("SFAS No. 123(R)") on January 1, 2006. The standard requires that the costs resulting from share-based payment transactions with employees be recognized in the financial statements utilizing a fair value based measurement method.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


Certain Company employees are provided compensation in the form of stock options, deferred share units, and restricted share units in MFC. The fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to Company employees is recognized in the accounts of the Company over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to the Company's employees is recognized in the accounts of the Company over the vesting periods of the units. The share-based payments are a legal obligation of MFC, but in accordance with U.S. GAAP, are recorded in the accounts of the Company in other operating costs and expenses.

Upon adoption of SFAS No. 123(R), the Company was required to determine the portion of additional paid-in capital that was generated from the realization of excess tax benefits prior to the adoption of SFAS No. 123(R) available to offset deferred tax assets that may need to be written off in future periods had the Company adopted the SFAS No. 123 fair value recognition provisions in 2001. The Company elected to calculate this "pool" of additional paid-in capital using the shortcut method as permitted by FASB Staff Position
No. 123(R)-3, "Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards."

SFAS No. 123(R) also requires the benefits of tax deductions in excess of recognized compensation cost to be reported as a financing cash flow, rather than as an operating cash flow. This requirement reduces net operating cash flows and increases net financing cash flows in periods after adoption. For the years ended December 31, 2008 and 2007, the Company recognized $1 million and $15 million, respectively, of excess tax benefits related to share-based payments in the Consolidated Statement of Cash Flows. Upon adoption in 2006, the Company recognized $19 million of excess tax benefits related to share-based payments, which was reclassified from net operating cash flows to net financing cash flows.

Income Taxes. The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Foreign subsidiaries and U.S. subsidiaries operating outside of the United States are taxed under applicable foreign statutory rates.

Foreign Currency. Assets and liabilities relating to foreign operations are translated into U.S dollars using current exchange rates as of the balance sheet date. Revenues and expenses are translated using the average exchange rates during the year. The resulting net translation adjustments for each year are included in accumulated other comprehensive income. Gains or losses on foreign currency transactions are reflected in earnings.

Recent Accounting Pronouncements

   FASB Staff Position No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF No. 99-20-1")

In January 2009, the FASB issued FSP EITF No. 99-20-1 which helps conform the impairment guidance in EITF No. 99-20 to the impairment guidance of SFAS
No. 115. EITF No. 99-20 applies to debt securities backed by securitized financial assets ("ABS"), which are of less than high credit quality and can be contractually prepaid in a way that the investor could lose part of its investment. These securities are categorized as available for sale and have fair values below their carrying values. FSP EITF No. 99-20-1 allows the Company to consider its own expectations generally about probabilities that the ABS can and will be held until the fair values recover, while assessing whether the ABS is other than temporarily impaired. EITF No. 99-20 formerly required the Company to consider only market participant expectations about the ABS future cash flows in this situation. FSP EITF No. 99-20-1 was effective for the Company on December 31, 2008. Adoption of FSP EITF No. 99-20-1 on January 1, 2009 did not result in any impact to the Company's financial statements.

   FASB Staff Position SFAS No. 132(R)-1, "Employers' Disclosures about Postretirement Benefit Plan Assets" ("FSP SFAS. No. 132R-1")

In December 2008, the FASB issued FSP SFAS No. 132R-1 which requires enhanced disclosures of the assets of the Company's pension and other postretirement benefit plans in the Company's financial statements. FSP SFAS No. 132R-1 requires a narrative description of investment policies and strategies for plan assets, and discussion of long term rate of return assumptions for plan assets. FSP SFAS No. 132R-1 requires application of SFAS No. 157 style disclosures to fair values of plan assets, including disclosure of fair values of plan assets sorted by asset category and valuation levels 1, 2 and 3, with roll

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)

forward of level 3 plan assets, and discussion of valuations processes used. FSP SFAS No. 132R-1 will be effective for the Company's financial statements at December 31, 2009.

   FASB Staff Position SFAS No. 140-4 and FIN No. 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP SFAS No. 140-4 and FIN No. 46R-8")

In December 2008, the FASB issued FSP SFAS No. 140-4 and FIN No. 46(R)-8 which requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. While the Company is not involved in securitizing financial assets, it does have significant relationships with VIEs. This FSP was effective for the Company at December 31, 2008 and resulted in enhanced disclosures about the Company's relationships with VIEs.

   Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS No. 161")

In March 2008, the FASB issued SFAS No. 161 which provides extensively expanded disclosure requirements for derivative instruments and hedging activities and applies to all derivative instruments, including bifurcated derivative instruments and related hedged items which are accounted for under SFAS
No. 133. SFAS No. 161 will be effective for the Company's financial statements in 2009. The adoption of this guidance will have no impact on the Company's Consolidated Balance Sheets and Consolidated Statements of Operations.

   Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157")

Effective January 1, 2008, the Company adopted SFAS No. 157, which provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value and expands disclosure requirements about fair value measurements. SFAS No. 157 requires, among other things, an exit value approach for valuing assets and liabilities, using the best available information about what a market would bear. The exit value approach focuses on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Exit values for liabilities should include margins for risk even if they are not observable. SFAS No. 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS
No. 157 establishes a fair value hierarchy based on the observability of the inputs to valuation techniques used to measure fair value, sorted into three levels ("Level 1, 2, and 3") with the most observable input level being Level
1. The adoption of this standard did not have any impact on the Company's financial position or results of operations.

In February 2008, the FASB issued FASB Staff Position (FSP) SFAS No. 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 ("SFAS No. 13") and Other Accounting Pronouncements that Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13" ("FSP SFAS No. 157-1") which amends SFAS No. 157 to provide a scope exception from SFAS No. 157 for the evaluation criteria on lease classification and capital lease measurement under Statement of Financial Accounting Standards No. 13, "Accounting for Leases," and other related accounting pronouncements. As a result of adopting FSP SFAS No. 157-1 as of January 1, 2008, the Company does not apply the provisions of SFAS No. 157 to its leases.

In February 2008, the FASB issued FSP SFAS No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP SFAS No. 157-2") which delayed the effective date of SFAS No. 157 to the Company's fiscal years beginning January 1, 2009 for nonfinancial assets and liabilities which are not fair valued on a recurring basis. As a result of the issuance of FSP SFAS No. 157-2, the Company did not apply the provisions of SFAS No. 157 to nonfinancial assets and liabilities during 2008. Expiration of FSP SFAS No. 157-2's deferral on January 1, 2009 did not result in any impact to the Company's financial statements.

In October 2008, the FASB issued FSP SFAS No. 157-3 which provides additional guidance on determining fair values of illiquid securities. This FSP was immediately effective, retroactive to prior reporting periods for which financial statements had not yet been issued. The Company determined that the provisions of FSP SFAS No. 157-3 did not impact the assessment of fair values of any of its financial assets or liabilities.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


   Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159")

In February 2007, the FASB issued SFAS No. 159 to provide companies with the opportunity to mitigate the earnings volatility caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS No. 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on an instrument-by-instrument basis.

On January 1, 2008, the Company elected to adopt SFAS No. 159 for certain bonds classified as available-for-sale which support certain actuarial liabilities to participating policyholders. The book and market values for these bonds prior to the election of SFAS No. 159 were $1,308 million and $1,314 million, respectively. The amount of net unrealized gains reclassified from accumulated other comprehensive income on January 1, 2008 was $6 million. The actuarial liabilities in these products are recorded at fair value through earnings based on fluctuations in the fair value of the underlying bonds. The adoption of SFAS No. 159 resulted in an adjustment to retained earnings of $7 million as of January 1, 2008.

   Statement of Financial Accounting Standards No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51" ("SFAS No. 160")

In December 2007, the FASB issued SFAS No. 160 which establishes accounting guidance for non-controlling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will require that non-controlling interest be included in shareholder equity and separately reported there, that a consolidated entity's net income include and present separately amounts attributable to both the controlling and non-controlling interests, that continuity of equity accounts for both controlling interests and non-controlling interests be presented on a company's statement of changes in equity, and that changes in a parent's ownership of a subsidiary which do not result in deconsolidation be accounted for as transactions in the company's own stock. Deconsolidation will result in gain/loss recognition, with any retained non-controlling interest measured initially at fair value. SFAS No. 160 will be effective for the Company's financial statements in 2009, and will be applied prospectively, except for the presentation and disclosure requirements which will be applied retrospectively. Adoption of this guidance will have no impact on the Company's Consolidated Balance Sheets and Consolidated Statements of Operations.

   FASB Staff Position Fin No. 39-1, "Amendment of Offsetting of Amounts Related to Certain Contracts" ("FSP FIN No. 39-1")

In April 2007, the FASB issued FSP FIN No. 39-1 to amend the reporting standards for offsetting amounts related to derivative instruments with the same counterparty. FSP FIN No. 39-1 specifies that an entity that has in the past elected to offset fair value of derivative assets and liabilities may change its policy election. The Company early adopted FSP FIN No. 39-1 in the quarter ended December 31, 2007, changing its accounting policy from net to gross balance sheet presentation of offsetting derivative balances with the same counterparty. This accounting policy change was applied retrospectively to all periods presented, resulting in an increase in derivative assets equally offset by an increase in derivative liabilities at December 31, 2007 and 2006 of $572 million and $469 million, respectively.

Emerging Issues Task Force Issue No. 06-10, "Accounting for Deferred Compensation and Postretirement Benefit Aspects of Collateral Assignment Split-Dollar Life Insurance Arrangements" ("EITF No. 06-10")

In March 2007, the Emerging Issues Task Force of the FASB issued EITF
No. 06-10. EITF No. 06-10 requires employers to recognize a liability for the postretirement benefit related to collateral assignment split-dollar life insurance arrangements in accordance with SFAS No. 106 or APB No. 12. EITF No. 06-10 also requires employers to recognize and measure an asset based on the nature and substance of the collateral assignment split-dollar life insurance arrangement.

EITF No. 06-10 was effective for the Company's financial statements beginning January 1, 2008. The impact of adoption was recorded directly to the beginning balance of retained earnings and reported as a change in accounting principle. Adoption of EITF No. 06-10 did not have a material impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


   Emerging Issues Task Force Issue No. 06-4, "Accounting for Deferred Compensation and Postretirement Benefit Aspects of Endorsement Split-Dollar Life Insurance Arrangements" ("EITF No. 06-4")

In September 2006, the Emerging Issues Task Force of the FASB issued EITF
No. 06-4. EITF No. 06-4 requires employers that enter into endorsement split-dollar life insurance arrangements that provide an employee with a postretirement benefit to recognize a liability for the future benefits promised based on the substantive agreement made with the employer in accordance with Statement of Financial Accounting Standards No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions" ("SFAS No. 106"), or Accounting Principles Board Opinion No. 12, "Omnibus Opinion" ("APB No. 12"). Whether the accrual is based on a death benefit or on the future cost of maintaining the insurance depends on what the employer has effectively agreed to provide during the employee's retirement. The purchase of an endorsement-type life insurance policy does not qualify as a settlement of the liability.

EITF No. 06-4 was effective for the Company's financial statements beginning January 1, 2008. The impact of adoption was recorded directly to the beginning balance of retained earnings and reported as a change in accounting principle. Adoption of EITF No. 06-4 did not have a material impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

   FASB Staff Position No. SFAS 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP No. SFAS 13-2")

In September 2006, the FASB issued FSP No. SFAS 13-2 which requires that changes in the projected timing of cash flows relating to income taxes generated by a leveraged lease be considered triggers requiring recalculation of the rate of return and allocation of lease income from the inception of the lease, with gain or loss recognition of any resulting change. Prior to this amendment, only changes to lease assumptions which affected the total amount of estimated net income were considered to be such triggers.

FSP SFAS No. 13-2 was effective for the Company's financial statements beginning January 1, 2007 and cannot be retrospectively applied. Adoption of FSP No. SFAS 13-2 resulted in a charge to opening retained earnings at January 1, 2007 of $133 million net of tax.

   FASB Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN No. 48")

In June 2006, the FASB issued FIN No. 48 which prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. FIN No. 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either (a) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (b) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both (a) and (b). FIN No. 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN No. 48 was effective for the Company's consolidated financial statements beginning January 1, 2007. The Company had no cumulative effect of adoption to its January 1, 2007 consolidated retained earnings. Adoption of FIN No. 48 had no impact on the Company's Consolidated Balance Sheets at December 31, 2007 or Consolidated Statements of Operations for the year ended December 31, 2007.

   AICPA Statement of Position No. 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP No. 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP
No. 05-1. SOP No. 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and should be charged to expense.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1 -- Summary of Significant Accounting Policies - (continued)


SOP No. 05-1 was effective for the Company's internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP No. 05-01 as of January 1, 2007, there was no impact to the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

   Statement of Financial Accounting Standards No. 158," Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106, and 132R" ("SFAS No. 158")

In September 2006, the FASB issued SFAS No. 158. SFAS No. 158 requires the Company to recognize in its statement of financial position either assets or liabilities for the overfunded or underfunded status of its defined benefit postretirement plans. Changes in the funded status of a defined benefit postretirement plan are recognized in accumulated other comprehensive income in the year the changes occur.

SFAS No. 158 was effective for the Company on December 31, 2006. As a result of the Company's adoption of SFAS No. 158, the Company recorded an increase to accumulated other comprehensive income of $160 million (net of tax) as of December 31, 2006 to recognize the funded status of its defined benefit pension and other postretirement benefit plans.

   Emerging Issues Task Force Issue No. 04-5, 'Determining Whether a General Partner or the General Partners as a Group Controls a Limited Partnership or a Similar Entity When the Limited Partners Have Certain Rights' ("EITF No. 04-5")

In July 2005, the Emerging Issues Task Force of the FASB issued EITF No. 04-5. EITF No. 04-5 mandates a rebuttable presumption that the general partner of a partnership (or managing member of a limited liability company) controls the partnership and should consolidate it, unless limited partners have either substantive kickout rights (defined as the ability to remove the general partner without cause by action of simple majority) or have substantive participating rights (defined as the ability to be actively involved in managing the partnership) or the partnership is a VIE, in which case VIE consolidation accounting rules should instead be followed.

EITF No. 04-5 was effective for the Company on January 1, 2006. Adoption required consolidation of three limited partnerships which the Company manages. Consolidation of two partnerships into the Company's general account as of December 31, 2006 resulted in an increase in other invested assets of $128 million and an increase in minority interest of $128 million. Consolidation of one partnership into the Company's separate accounts as of December 31, 2006 resulted in an increase in separate account assets of $58 million and an increase in separate account liabilities of $58 million.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 2 -- Investments

Fixed Maturities and Equity Securities

The Company's investments in fixed maturities and equity securities classified as available-for-sale are summarized below:

                                                                                   December 31, 2008
                                                                 -----------------------------------------------------
                                                                                    Gross      Gross
                                                                                  Unrealized Unrealized
                                                                   Amortized Cost   Gains      Losses        Fair Value
                                                                 -----------------------------------------------------
                                                                                     (in millions)
Fixed maturities and equity securities:
   Corporate securities.........................................     $ 29,636       $ 355     $ 3,040         $ 26,951
   Asset-backed and mortgage-backed securities..................        5,827          42         697            5,172
   Obligations of states and political subdivisions.............           68           3           2               69
   Debt securities issued by foreign governments................           88           -          25               63
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies..................................          483          97           -              580
   Other fixed maturities/(1)/..................................        1,976           -           -            1,976
                                                                 -----------------------------------------------------
   Total fixed maturities available-for-sale at fair value......       38,078         497       3,764           34,811
   Equity securities available-for-sale.........................          205          10          14              201
                                                                 -----------------------------------------------------
   Total fixed maturities and equity securities.................     $ 38,283       $ 507     $ 3,778         $ 35,012
                                                                 =====================================================

                                                                                   December 31, 2007
                                                                 -----------------------------------------------------
                                                                                    Gross      Gross
                                                                                  Unrealized Unrealized
                                                                  Amortized Cost    Gains      Losses        Fair Value
                                                                 -----------------------------------------------------
                                                                                     (in millions)
Fixed maturities and equity securities:
   Corporate securities.........................................     $ 32,801       $ 413      $  472         $ 32,742
   Asset-backed and mortgage-backed securities..................        7,586          69          58            7,597
   Obligations of states and political subdivisions.............           27           -           -               27
   Debt securities issued by foreign governments................          141           2           3              140
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies..................................          318           9           -              327
   Other fixed maturities/(1)/..................................        2,006           -           -            2,006
                                                                 -----------------------------------------------------
   Total fixed maturities available-for-sale at fair value......       42,879         493         533           42,839
   Equity securities available-for-sale.........................          122          29           3              148
                                                                 -----------------------------------------------------
   Total fixed maturities and equity securities.................     $ 43,001       $ 522      $  536         $ 42,987
                                                                 =====================================================

/(1)/ The Company classifies its leveraged leases as fixed maturities and records as its carrying value the net investment of its leveraged leases calculated by accruing income at each lease's expected internal rate of return.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 2 -- Investments - (continued)


The amortized cost and fair value of available-for-sale fixed maturities at December 31, 2008, by contractual maturity, are shown below:

                                                  Amortized Cost Fair Value
                                                  -------------------------
                                                        (in millions)
    Fixed maturities:
    Due in one year or less......................    $   1,792    $  1,756
    Due after one year through five years........       10,161       9,596
    Due after five years through ten years.......        8,384       7,576
    Due after ten years..........................        9,938       8,735
                                                   -----------    --------
                                                        30,275      27,663
    Asset-backed and mortgage-backed securities..        5,827       5,172
                                                   -----------    --------
       Total fixed maturities available-for-sale.     $ 36,102    $ 32,835
                                                   ===========    ========

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

Fixed Maturities and Equity Securities Impairment Review

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where market value is less than 80 percent of amortized cost for six months or more to determine whether impairments need to be taken. The analysis focuses on each company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at MFC. This committee includes MFC's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer,
(2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed maturity securities and equity securities are net of the other-than-temporary impairment charges.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 2 -- Investments - (continued)


The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual available-for-sale fixed maturity securities and equity securities have been in a continuous unrealized loss position:

 Unrealized Losses on Available-For-Sale Fixed Maturity Securities and Equity
                        Securities -- By Investment Age

                                                                  Year ended December 31, 2008
                                                  -------------------------------------------------------------
                                                   Less than 12 months   12 months or more         Total
                                                  -------------------------------------------------------------

                                                    Carrying Unrealized Carrying Unrealized Carrying Unrealized
                                                     Value     Losses    Value     Losses    Value     Losses
                                                  -------------------------------------------------------------
                                                                           (in millions)
Corporate securities.............................   $ 12,785  $ 1,485   $  7,849  $ 1,555   $ 20,634  $ 3,040
Asset-backed and mortgage-backed securities......      2,422      332      1,340      365      3,762      697
Obligations of states and political subdivisions.         18        1         11        1         29        2
Debt securities issued by foreign governments....          -        -         61       25         61       25
                                                  -------------------------------------------------------------
Total fixed maturities available-for-sale........     15,225    1,818      9,261    1,946     24,486    3,764
Equity securities available-for-sale.............        106       12          6        2        112       14
                                                  -------------------------------------------------------------
Total............................................   $ 15,331  $ 1,830   $  9,267  $ 1,948   $ 24,598  $ 3,778
                                                  =============================================================

                                                                  Year ended December 31, 2007
                                                  -------------------------------------------------------------
                                                   Less than 12 months   12 months or more         Total
                                                  -------------------------------------------------------------

                                                   Carrying  Unrealized Carrying Unrealized Carrying Unrealized
                                                    Value      Losses    Value     Losses    Value     Losses
                                                  -------------------------------------------------------------
                                                                           (in millions)
Corporate securities.............................   $  5,167  $   122   $ 11,408   $  350   $ 16,575   $  472
Asset-backed and mortgage-backed securities......      1,009       21      1,723       37      2,732       58
Debt securities issued by foreign governments....        105        3          2        -        107        3
                                                  -------------------------------------------------------------
Total fixed maturities available-for-sale........      6,281      146     13,133      387     19,414      533
Equity securities available-for-sale.............         14        3          5        -         19        3
                                                  -------------------------------------------------------------
Total............................................   $  6,295  $   149   $ 13,138   $  387   $ 19,433   $  536
                                                  =============================================================

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies' statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade available-for-sale fixed maturity securities increased to $675 million at December 31, 2008 from $65 million at December 31, 2007.

At December 31, 2008 and 2007, there were 1,800 and 1,500 available-for-sale fixed maturity securities with an aggregate gross unrealized loss of $3,764 million and $533 million, respectively, of which the single largest unrealized loss was $48 million and $8 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 2 -- Investments - (continued)


At December 31, 2008 and 2007 there were 243 and 8 equity securities with an aggregate gross unrealized loss of $14 million and $3 million, respectively, of which the single largest unrealized loss was $2 million and $1 million, respectively. The Company anticipates that these equity securities will recover in value in the near term.

Available-for-sale securities with amortized cost of $128 million were non-income producing for the year ended December 31, 2008. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2008.

Securities Lending

The Company participated in a security lending program for the purpose of enhancing income on securities held in 2008 and 2007, but there were no securities on loan and no collateral held as of December 31, 2008. At
December 31, 2007, $243 million of the Company's securities, at market value, were on loan to various brokers/dealers, and were fully collateralized by cash and highly liquid securities. The market value of the loaned securities was monitored on a daily basis, and the collateral was maintained at a level of at least 102% of the loaned securities' market value.

Assets on Deposit

As of December 31, 2008 and 2007, fixed maturity securities with a fair value of $50 million and $57 million, respectively, were on deposit with government authorities as required by law.

Mortgage Loans on Real Estate

At December 31, 2008, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

Collateral              Carrying            Geographic              Carrying
Property Type            Amount             Concentration            Amount
------------------------------------        -----------------------------------
                      (in millions)                               (in millions)
Apartments               $ 1,409            East North Central      $    971
Hotels                        18            East South Central           365
Industrial                 1,158            Middle Atlantic            1,488
Office buildings           1,920            Mountain                     677
Retail                     2,902            New England                  837
Multi family                   -            Pacific                    2,667
Mixed use                    126            South Atlantic             1,581
Agricultural                 821            West North Central           356
Agri Business              1,113            West South Central           762
Other                        400            Canada/Other                 163

Allowance for losses        (24)            Allowance for losses        (24)
                         -------                                    --------

Total                    $ 9,843            Total                   $  9,843
                         =======                                    ========

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

                              Balance at Beginning                      Balance at End
                                   of Period       Additions Deductions   of Period
                              --------------------------------------------------------
                                                   (in millions)

Year ended December 31, 2008.         $ 14           $ 13       $ 3          $ 24

Year ended December 31, 2007.           38              8        32            14

Year ended December 31, 2006.           67             25        54            38

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 2 -- Investments - (continued)


Mortgage loans with carrying value of $35 million were non-income producing for the year ended December 31, 2008. At December 31, 2008, mortgage loans with a carrying value of $14 million were delinquent by less than 90 days and $2 million were delinquent by 90 days or more.

The total recorded investment in mortgage loans considered to be impaired, along with the related provision for losses, was as follows:

                                                                  December 31,
                                                                  -------------
                                                                    2008   2007
                                                                  ------ ------
                                                                  (in millions)
Impaired mortgage loans on real estate with provision for losses.   $ 59  $ 34
Provision for losses.............................................   (24)  (14)
                                                                  ------  ----
Net impaired mortgage loans on real estate.......................   $ 35  $ 20
                                                                  ======  ====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                       Years ended December 31,
                                                     --------------------------
                                                       2008     2007     2006
                                                     --------------------------
                                                        (in millions)
      Average recorded investment in impaired loans.  $ 46     $ 82    $ 181
      Interest income recognized on impaired loans..     -        -        -

Investment Real Estate

Investment real estate of $43 million and $39 million was non-income producing for the years ended December 31, 2008 and 2007, respectively. Depreciation expense on investment real estate was $22 million, $27 million, and $18 million, in 2008, 2007, and 2006, respectively. Accumulated depreciation was $119 million and $93 million at December 31, 2008 and 2007, respectively.

Equity Method Investments

Investments in other assets, which include unconsolidated joint ventures, partnerships, and limited liability corporations, accounted for using the equity method of accounting totaled $2,382 million and $2,098 million at December 31, 2008 and 2007, respectively. Total combined assets of such investments were $31,596 million and $20,832 million (consisting primarily of investments) and total combined liabilities were $10,016 million and $2,396 million (including $6,869 million and $2,213 million of debt) at December 31, 2008 and 2007, respectively. Total combined revenues and expenses of these investments in 2008 were $3,012 million and $3,382 million, respectively, resulting in $370 million of total combined loss from operations. Total combined revenues and expenses of these investments in 2007 were $1,284 million and $1,007 million, respectively, resulting in $277 million of total combined income from operations. Total combined revenues and expenses in 2006 were $1,398 million and $938 million, respectively, resulting in $460 million of total combined income from operations. Net investment income on investments accounted for on the equity method totaled $4 million, $213 million, and $185 million in 2008, 2007, and 2006, respectively. Depending on the timing of receipt of the audited financial statements of these other assets, the above investee level financial data may be up to one year in arrears.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 2 -- Investments - (continued)


Net Investment Income and Net Realized Investment and Other Gains (Losses)

The following information summarizes the components of net investment income and net realized investment and other gains (losses):

                                                        Years ended December 31,
                                                       --------------------------
                                                          2008     2007    2006
                                                       --------------------------
                                                             (in millions)
Net investment income
   Fixed maturities...................................   $  2,373 $ 2,624 $ 2,664
   Equity securities..................................          6       7      41
   Mortgage loans on real estate......................        553     538     578
   Investment real estate.............................         59      81      60
   Policy loans.......................................        120     119     113
   Short-term investments.............................         89     106      72
   Other..............................................          1     222     159
                                                       --------------------------
   Gross investment income............................      3,201   3,697   3,687

       Less investment expenses.......................        181     185     159
                                                       --------------------------

Net investment income.................................   $  3,020 $ 3,512 $ 3,528
                                                       ==========================

Net realized investment and other gains (losses)
   Fixed maturities...................................  $ (1,522) $ (110)  $   25
   Equity securities..................................        (1)      86      41
   Mortgage loans on real estate......................       (24)      63      42
   Derivatives and other invested assets..............        814      98   (103)
   Amounts credited to participating contract holders.        189     (9)       1
                                                       --------------------------

Net realized investment and other gains (losses)......   $  (544)  $  128  $    6
                                                       ==========================

The change in net unrealized loss on fixed maturities classified as held-for-trading of $216 million is included in net realized investment losses for the year ended December 31, 2008. There were no fixed maturities classified as held-for-trading for the years ended December 31, 2007 and 2006.

For 2008, 2007, and 2006, net investment income passed through to participating contract holders as interest credited to policyholders' account balances amounted to $137 million, $131 million, and $134 million, respectively.

Gross gains were realized on the sale of available-for-sale securities of $148 million, $215 million, and $294 million for the years ended December 31, 2008, 2007, and 2006, respectively, and gross losses were realized on the sale of available-for-sale securities of $23 million, $49 million, and $158 million for the years ended December 31, 2008, 2007, and 2006, respectively. In addition, other-than-temporary impairments on available-for-sale securities of $1,414 million, $312 million, and $135 million for the years ended December 31, 2008, 2007, and 2006, respectively, were recognized in the Consolidated Statements of Operations.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 3 -- Relationships with Variable Interest Entities

In its capacities as an investor and as an investment manager, the Company has relationships with various types of entities, some of which are considered variable interest entities ("VIEs") in accordance with FASB Interpretation
No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (revised December 2003) ("FIN No. 46(R)")." Under FIN No. 46(R), the variable interest holder, if any, that will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual returns, or both, is deemed to be the primary beneficiary and must consolidate the VIE. An entity that holds a significant variable interest in a VIE, but is not the primary beneficiary, must disclose certain information regarding its involvement with the VIE.

The Company determines whether it is the primary beneficiary of a VIE by evaluating the contractual rights and obligations associated with each party involved in the entity, calculating estimates of the entity's expected losses and expected residual returns, and allocating the estimated amounts to each party. In addition, the Company considers qualitative factors, such as the extent of the Company's involvement in creating or managing the VIE.

If it is not considered to be the primary beneficiary, the Company assesses the materiality of its relationship with the VIE to determine if it holds a significant variable interest, which requires disclosure. This assessment considers the materiality of the VIE relationship to the Company as, among other factors, a percentage of total investments, percentage of total net investment income, and percentage of total funds under management. For purposes of assessing materiality and disclosing significant variable interests, the Company aggregates similar entities.

Consolidated Variable Interest Entities

The Company's separate accounts are considered the primary beneficiary of certain timberland VIEs, as discussed further below. The consolidation of these VIEs in the separate accounts of the Company resulted in an increase in separate account assets of $192 million, with an equal increase in separate account liabilities at December 31, 2008 and an increase in separate account assets of $191 million, with an equal increase in separate account liabilities at December 31, 2007.

The liabilities recognized as a result of consolidating the timberland VIEs do not represent additional claims on the general assets of the Company; rather, they represent claims against the assets recognized as a result of consolidating the VIEs. Conversely, the assets recognized as a result of consolidating the timberland VIEs do not represent additional assets which the Company can use to satisfy claims against its general assets; rather they can only be used to settle the liabilities recognized as a result of consolidating the VIEs.

Significant Variable Interests in Unconsolidated Variable Interest Entities

The following table presents the total assets of, investment in, and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests, but it is not the primary beneficiary, and which have not been consolidated. The Company does not record any liabilities related to the unconsolidated VIEs.

                                                       December 31,
                                      ----------------------------------------------
                                                           2008
                                      ----------------------------------------------
                                                                       Maximum
                                                       Investment   Exposure to Loss
                                        Total Assets      (1)             (2)
                                      ----------------------------------------------
                                                      (in millions)
Collateralized debt obligations (3)..    $ 2,039        $   27          $   27
Real estate limited partnerships (4).      1,066           386             389
Timber funds (5).....................      5,208           163             169
                                      ----------------------------------------------
Total................................    $ 8,313        $  576          $  585
                                      ==============================================

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 3 -- Relationships with Variable Interest Entities (continued)


                                                       December 31,
                                      ----------------------------------------------
                                                           2007
                                      ----------------------------------------------
                                                                       Maximum
                                                       Investment   Exposure to Loss
                                        Total Assets      (1)             (2)
                                      ----------------------------------------------
                                                      (in millions)
Collateralized debt obligations (3)..    $ 5,800        $   29          $   29
Real estate limited partnerships (4).      1,091           408             419
Timber funds (5).....................      2,459           128             162
                                      ----------------------------------------------
Total................................    $ 9,350        $  565          $  610
                                      ==============================================

    (1)The Company's investments in unconsolidated VIEs are included in other invested assets on the Consolidated Balance Sheets.

    (2)The maximum exposure to loss related to collateralized debt obligations ("CDOs") and other investments is limited to the investment reported on the Company's Consolidated Balance Sheets. The maximum exposure to loss related to real estate limited partnerships and timber funds is limited to the Company's investment plus unfunded capital commitments. The maximum loss is expected to occur only upon bankruptcy of the issuer or investee or as a result of a natural disaster in the case of the timber funds.

    (3)The Company acts as an investment manager to certain asset-backed investment vehicles, commonly known as CDOs, for which it collects a management fee. In addition, the Company may invest in debt or equity securities issued by these CDOs or by CDOs managed by others. CDOs raise capital by issuing debt and equity securities and use the proceeds to purchase investments.

    (4)Real estate limited partnerships include partnerships established for the purpose of investing in real estate that qualifies for low income housing and/or historic tax credits. Limited partnerships are owned by a general partner, who manages the business, and by limited partners, who invest capital, but have limited liability and are not involved in the partnerships' management. The Company is typically the sole limited partner or investor member of each and is not a general partner or managing member.

    (5)The Company acts as investment manager for the VIEs owning the timberland properties ("timber funds"), which the general fund and institutional separate accounts invest in. Timber funds are investment vehicles used primarily by large institutional investors, such as public and corporate pension plans, whose primary source of return is derived from the growth and harvest of timber and long-term appreciation of the property. The primary risks of timberland investing include market uncertainty (fluctuation of timber and timberland investments), relative illiquidity (compared to stocks and other investment assets), and environmental risk (natural hazards or legislation related to threatened or endangered species). These risks are mitigated through effective investment management and geographic diversification of timberland investments. The Company collects an advisory fee from each timber fund and is also eligible for performance and forestry management fees.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 4 -- Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and to manage the duration of assets and liabilities.

Fair Value Hedges. The Company uses interest rate futures contracts, interest rate swap agreements, and cancelable interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

Cross currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

For the years ended December 31, 2008, 2007, and 2006, the Company recognized net losses of $25 million, and net gains of $67 million, and $19 million, respectively, related to the ineffective portion of its fair value hedges and did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. These amounts are recorded in net realized investment and other gains (losses). In 2008, the Company had no hedges of firm commitments.

Cash Flow Hedges. The Company uses interest rate swap agreements to hedge the variable cash flows associated with future fixed income asset acquisitions, which will support the Company's long-term care and life insurance businesses. These agreements will reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. During the periods in the future when the acquired assets are held by the Company, the accumulated gain or loss will be amortized into investment income as a yield adjustment on the assets.

For the years ended December 31, 2008, 2007, and 2006, the Company recognized net gains of $30 million, $8 million, and $3 million, respectively, related to the ineffective portion of its cash flow hedges. These amounts were recorded in net realized investment and other gains (losses). For the years ended
December 31, 2008, 2007, and 2006, all of the Company's hedged forecast transactions qualified as cash flow hedges.

For the years ended December 31, 2008, 2007, and 2006, net gains of $47 million, $4 million, and $5 million, respectively, were reclassified from accumulated other comprehensive income to net income. It is anticipated that net gains of approximately $26 million will be reclassified from accumulated other comprehensive income to earnings within the next 12 months. The maximum length for which variable cash flows are hedged is 30 years.

For the years ended December 31, 2008, 2007, and 2006, no cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2008, 2007, and 2006, net gains of $1,049 million, net gains of $68 million, and net losses of $76 million, respectively, representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 4 -- Derivatives and Hedging Instruments - (continued)


Derivatives Not Designated as Hedging Instruments. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, credit default swaps, and interest rate cap and floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate cap agreements are contracts with counterparties which require the payment of a premium for the right to receive payments for the difference between the cap interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal). Amounts expensed on interest rate cap agreements are recorded as an adjustment to net investment income.

In addition, the Company uses interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses, without designating the derivatives as hedging instruments.

For the years ended December 31, 2008, 2007, and 2006, net gains of $332 million and $32 million, and net losses of $58 million, respectively, related to derivatives in a non-hedge relationship were recognized by the Company. These amounts are recorded in net realized investment and other gains (losses).

Embedded Derivatives. The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include fixed maturities, reinsurance contracts, and participating pension contracts.

Outstanding derivative instruments were as follows:

                                                                                   December 31,
                                                               -----------------------------------------------------
                                                                          2008                       2007
                                                               -----------------------------------------------------
                                                                 Notional Carrying  Fair   Notional Carrying   Fair
                                                                  Amount   Value    Value   Amount   Value     Value
                                                               -----------------------------------------------------
                                                                                   (in millions)
Assets:
Derivatives:
 Interest rate swap agreements................................   $ 21,073 $ 4,424  $ 4,424 $ 16,346 $   979  $   979
 Interest rate cap agreements.................................        437       -        -      742       -        -
 Cross currency rate swap agreements..........................      1,639     410      410    2,365     656      656
 Credit default swaps.........................................         55      12       12       65       1        1
 Total return swap agreements.................................          -       -        -       36       1        1
 Embedded derivatives - fixed maturities......................          -       -        -       15       -        -
 Embedded derivatives - reinsurance and participating pension
   contracts..................................................          -     164      164        -       -        -
                                                               -----------------------------------------------------
Total Assets..................................................   $ 23,204 $ 5,010  $ 5,010 $ 19,569 $ 1,637  $ 1,637
                                                               =====================================================

Liabilities:
Derivatives:
 Interest rate swap agreements................................   $ 14,635 $ 1,903  $ 1,903 $ 12,334 $   523  $   523
 Cross currency rate swap agreements..........................      1,800     469      469    3,346   1,017    1,017
 Credit default swaps.........................................         12       -        -      105       1        1
 Total return swap agreements.................................         14      12       12        -       -        -
 Embedded derivatives - fixed maturities......................        176       7        7      175       4        4
 Embedded derivatives - reinsurance and participating pension
   contracts..................................................          -       -        -        -     181      181
 Foreign exchange forward agreements..........................          -       -        -        8       2        2
                                                               -----------------------------------------------------
Total Liabilities.............................................   $ 16,637 $ 2,391  $ 2,391 $ 15,968 $ 1,728  $ 1,728
                                                               =====================================================

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 4 -- Derivatives and Hedging Instruments - (continued)


Credit Risk. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date.

The Company manages its credit risk by entering into transactions with credit worthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its over-the-counter derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company's derivative usage is required. As of December 31, 2008 and 2007, the Company had accepted collateral consisting of various securities with a fair value of $2,247 million and $753 million, respectively, which is held in separate custodial accounts. In addition, as of December 31, 2008 and 2007, the Company pledged collateral of $107 million and $172 million, respectively, which is included in fixed maturities on the Consolidated Balance Sheets.

Note 5 -- Income Taxes

JHLICO and its subsidiaries join JHFS and other affiliates in filing a consolidated tax return. In accordance with the income tax sharing agreements in effect for the applicable tax years, the income tax provision (or benefit) is computed as if each entity filed separate federal income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

Income before income taxes includes the following:

                                          Years ended December 31,
                                          -----------------------
                                             2008     2007   2006
                                          -----------------------
                                               (in millions)
              Domestic...................   $ (376)  $ 1,122 $ 820
              Foreign....................        28       28    28
                                          -----------------------
              Income before income taxes.   $ (348)  $ 1,150 $ 848
                                          =======================

The components of income taxes were as follows:

                                              Years ended December 31,
                                              ----------------------
                                                 2008     2007   2006
                                              ----------------------
                                                  (in millions)
           Current taxes:
              Federal........................    $  55   $  (28) $ 129
              Foreign........................        2         9     4
              State..........................        5         5     4
                                              ----------------------
              Total..........................       62      (14)   137
                                              ----------------------

           Deferred taxes:
              Federal........................    (109)       398   128
              Foreign........................        2       (4)     3
              State..........................        1       (1)   (1)
                                              ----------------------
              Total..........................    (106)       393   130
                                              ----------------------

           Total income tax (credit) expense.   $ (44)    $  379 $ 267
                                              ======================

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 5 -- Income Taxes - (continued)


A reconciliation of income taxes at the federal income tax rate to income tax expense charged to operations follows:

                                                   Years ended December 31,
                                                 ----------------------------
                                                       2008     2007   2006
                                                 ----------------------------
                                                        (in millions)
   Tax at 35%...................................   $ (122)      $ 403 $   297
   Add (deduct):
      Prior year taxes..........................       104/(1)/   (3)    (27)
      Tax credits...............................      (53)       (57)    (61)
      Tax-exempt investment income..............         2       (22)    (17)
      Lease income..............................         3         22      13
      Unrecognized tax benefits.................        13         24      52
      Other.....................................         9         12      10
                                                 ----------------------------

          Total income tax (credit) expense.....   $  (44)      $ 379  $  267
                                                 ============================

/(1) /During 2008, the Company performed a detailed analysis of its tax-basis balance sheet and related deferred tax balances. This analysis resulted in a $115 million increase in the 2008 net deferred tax liability balance due to book/tax differences attributable to prior years. This increase is included in the prior year taxes line above.

Deferred income tax assets and liabilities result from tax effecting the differences between the financial statement values and income tax values of assets and liabilities at each Consolidated Balance Sheets date. Deferred tax assets and liabilities consisted of the following:

                                                              December 31,
                                                            ----------------
                                                               2008   2007
                                                            ----------------
                                                             (in millions)
    Deferred tax assets:
       Policy reserve adjustments..........................   $  781 $ 1,008
       Net operating loss carryforwards....................      305       -
       Tax credits.........................................      421     369
       Other comprehensive income..........................      522       -
       Securities and other investments....................      177      87
       Deferred compensation...............................      189      24
       Deferred policy acquisition costs...................        2      75
       Federal interest deficiency.........................      206     140
       Dividends payable to policyholders..................      109     108
       Other...............................................      112     112
                                                            ----------------
           Total deferred tax assets.......................    2,824   1,923
                                                            ----------------

    Deferred tax liabilities:
       Securities and other investments....................    1,189     980
       Other comprehensive income..........................        -     270
       Deferred policy acquisition costs...................      120      62
       Intangibles.........................................    1,293   1,238
       Lease income........................................       49      52
                                                            ----------------
           Total deferred tax liabilities..................    2,651   2,602
                                                            ----------------

              Net deferred tax assets (liabilities)........   $  173 $ (679)
                                                            ================

At December 31, 2008, the Company had $871 million of operating loss carryforwards, which will expire in various years through 2022. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company received income tax refunds of $1 million in 2008, and made income tax payments of $9 million, and $4 million in 2007 and 2006, respectively.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 5 -- Income Taxes - (continued)


The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by taxing authorities for years before 1996.

The Internal Revenue Service ("IRS") completed its examinations for years 1996 through 1998 on September 30, 2003, and completed its examination for years 1999 through 2001 on October 1, 2006. The Company filed protests with IRS Appeals Division of various adjustments raised by the IRS in its examinations of these years. On June 23, 2008, the Company and the IRS Appeals Division agreed to compromise settlement on several issues that arose in the 1996 through 1998 examination and on December 17, 2008, the IRS issued a statutory notice of deficiency covering the remaining issues. On March 16, 2009, the Company has filed a petition in U.S. Tax Court contesting the statutory notice of deficiency. IRS Appeals Division proceedings involving the years 1999 through 2001 are ongoing. The IRS commenced an examination of the Company's income tax returns for the years 2002 through 2004 in the first quarter of 2007. It is anticipated that the audit will be completed by the end of 2009.

The Company adopted the provisions of FIN No. 48 on January 1, 2007. In connection with the adoption of FIN No. 48, the Company did not recognize an increase or decrease in its liability for unrecognized tax benefits.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                                  December 31
                                                               -----------------
                                                                 2008     2007
                                                               -----------------
                                                                 (in millions)
Beginning balance.............................................   $ 1,084 $   972
Additions based on tax positions related to the current year..       131     101
Reductions based on tax positions related to the current year.      (10)     (8)
Additions for tax positions of prior years....................       262      67
Reductions for tax positions of prior years...................       (9)    (48)
                                                               -----------------
Ending balance................................................   $ 1,458 $ 1,084
                                                               =================

Included in the balance as of December 31, 2008 and 2007, are $119 million and $107 million of unrecognized benefits that, if recognized, would affect the Company's effective tax rate.

Included in the balance as of December 31, 2008 and 2007, are $1,339 million and $977 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of taxes to an earlier period.

An estimate of the change in unrecognized tax benefits attributable to deductions for dividends received cannot be made at this time because there is no specific information available with respect to either the position that will be taken by the U.S. Treasury Department or the effective dates of the anticipated regulations.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized approximately $191 million, $119 million, and $112 million in interest expense, respectively. The Company had approximately $590 million and $400 million accrued for interest as of December 31, 2008 and December 31, 2007, respectively. The Company did not recognize any material amounts of penalties during the years ended December 31, 2008, 2007, and 2006.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 6 -- Closed Block

The closed block was established upon the demutualization of the Company for those designated participating policies that were in-force on February 1, 2000. Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, and taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues. Assets allocated to the closed block insure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the shareholders of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without prior approval of the Massachusetts Division of Insurance ("the Division").

If, over time, the aggregate performance of the closed block's assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block's assets and policies is less favorable than was assumed in the funding, dividends to policyholders will be reduced.

The assets and liabilities allocated to the closed block are recorded in the Company's financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block's liabilities in excess of the carrying amount of closed block's assets at the date the closed block was established (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income over the period the policies in the closed block remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

If actual cumulative earnings are greater than expected cumulative earnings, only expected earnings will be recognized in income. Actual cumulative earnings in excess of expected cumulative earnings represents undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to closed block's policyholders as an additional policyholder dividend unless otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in net income. However, due to the accumulation of net unrealized investment losses that have arisen subsequent to the establishment of the closed block, the policyholder dividend obligation balance as of December 31, 2008 was reduced to zero through accumulated other comprehensive (loss) income.

For all closed block policies, the principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred acquisition costs. The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 6 -- Closed Block - (continued)


The following tables set forth certain summarized financial information relating to the closed block as of the dates indicated:

                                                                                               December 31,
                                                                                           --------------------
                                                                                              2008         2007
                                                                                           --------------------
                                                                                              (in millions)
Liabilities
Future policy benefits....................................................................      $ 10,979 $ 10,943
Policyholder dividend obligation..........................................................             -      155
Policyholders' funds......................................................................         1,510    1,504
Policyholder dividends payable............................................................           418      417
Other closed block liabilities............................................................           119      126
                                                                                           --------------------
   Total closed block liabilities.........................................................      $ 13,026 $ 13,145
                                                                                           ====================

Assets
Investments...............................................................................
 Fixed maturities:........................................................................
   Available-for-sale--at fair value......................................................
   (amortized cost: 2008--$6,747; 2007--$7,375)...........................................      $  6,159 $  7,399
 Equity securities:.......................................................................
   Available-for-sale--at fair value......................................................
   (cost: 2008--$5; 2007--$7).............................................................             4        6
 Mortgage loans on real estate............................................................         1,684    1,368
 Policy loans.............................................................................         1,533    1,543
 Other invested assets....................................................................           165      188
                                                                                           --------------------
       Total investments..................................................................         9,545   10,504

Cash (borrowings) and cash equivalents....................................................           162     (83)
Accrued investment income.................................................................           143      149
Other closed block assets.................................................................           426      236
                                                                                           --------------------
       Total assets designated to the closed block........................................      $ 10,276 $ 10,806
                                                                                           ====================
Excess of closed block liabilities over assets designated to the closed block.............      $  2,750 $  2,339
Portion of above representing accumulated other comprehensive income:
   Unrealized (depreciation) appreciation, net of tax of $204 million and ($11) million,
     respectively.........................................................................         (378)       20
   Allocated to the policyholder dividend obligation, net of tax of.......................
   $0 million and $11 million, respectively...............................................             -     (20)
                                                                                           --------------------
       Total amounts included in accumulated other comprehensive income...................         (378)        -
                                                                                           --------------------
Maximum future earnings to be recognized from closed block assets and liabilities.........      $  2,372 $  2,339
                                                                                           ====================

                                                 Years ended December 31,
                                                 ------------------------
                                                   2008           2007
                                                 ------------------------
                                                  (in millions)
Change in the policyholder dividend obligation:
Balance at beginning of period..................        $  155    $ 150
Impact on net income before income taxes........         (124)     (72)
Unrealized investment gains (losses)............          (31)       77
                                                 ------------------------
Balance at end of period........................        $    -    $ 155
                                                 ========================

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 6 -- Closed Block - (continued)


                                                                                                 Years ended December 31,
                                                                                                 -----------------------
                                                                                                   2008       2007   2006
                                                                                                 -----------------------
                                                                                                      (in millions)
Revenues
Premiums........................................................................................      $  699 $  734 $  766
Net investment income...........................................................................         581    590    548
Net realized investment and other gains (losses)................................................       (118)     20     32
                                                                                                 -----------------------
   Total revenues...............................................................................       1,162  1,344  1,346

Benefits and Expenses
Benefits to policyholders.......................................................................         794    841    887
Change in the policyholder dividend obligation..................................................        (62)   (88)  (131)
Other closed block operating costs and expenses.................................................           2    (2)    (2)
Policyholder dividends..........................................................................         478    482    464
                                                                                                 -----------------------
   Total benefits and expenses..................................................................       1,212  1,233  1,218

Revenues, net of benefits and expenses before income taxes......................................        (50)    111    128
Income taxes, net of amounts credited to the policyholder dividend obligation of $0 million, $1
  million, and $1 million, respectively.........................................................        (17)     39     44
                                                                                                 -----------------------
Revenues, net of benefits, expenses and income taxes............................................      $ (33) $   72 $   84
                                                                                                 =======================

Maximum future earnings from closed block assets and liabilities:

                                            Years Ended December 31,
                                          --------------------------
                                            2008             2007
                                          --------------------------
                                           (in millions)
                    Beginning of period..         $2,339    $2,411
                    End of period........          2,372     2,339
                                          --------------------------
                    Change during period.         $   33    $ (72)
                                          ==========================

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 7 -- Debt and Line of Credit

External short-term and long-term debt consisted of the following:

                                                                                       December 31,
                                                                                     -----------------
                                                                                       2008     2007
                                                                                     -----------------
                                                                                       (in millions)
Short-term debt:
Current maturities of long-term debt................................................   $     4 $     9

Long-term debt:
 Surplus notes, 7.38% maturing in 2024 (1)..........................................       492     494
 Notes payable, interest ranging from 7.0% to 12.1%, due in varying amounts to 2015.        12      18
 Fair value adjustments related to interest rate swaps (1)..........................      (17)    (18)
                                                                                     -----------------
                                                                                           487     494
Less current maturities of long-term debt...........................................       (4)     (9)
                                                                                     -----------------
Total long-term debt................................................................   $   483 $   485
                                                                                     =================
Consumer notes:
 Notes payable, interest ranging from 0.91% to 6.27% due in varying amounts to 2036.   $ 1,600 $ 2,157
                                                                                     =================

(1)As part of its interest rate management, the Company uses interest rate swaps to convert the interest expense on the surplus notes from fixed to variable. Under Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", these swaps are designated as fair value hedges, which results in the carrying value of the notes being adjusted for changes in fair value.

Long-Term Debt

Aggregate maturities of long-term debt are as follows: 2009--$4 million; 2010--$1 million; 2011--$0 million; 2012--$0 million, 2013--$0 million; and
thereafter--$455 million.

Interest expense on debt, included in other operating costs and expenses, was $34 million, $39 million, and $36 million in 2008, 2007, and 2006, respectively. Interest paid on debt was $34 million, $41 million, and $36 million in 2008, 2007, and 2006, respectively.

Any payment of interest or principal on the surplus notes requires the prior approval of the Commissioner of Insurance.

Consumer Notes

The Company issues consumer notes through its SignatureNotes program. SignatureNotes is an investment product sold through a broker-dealer network to retail customers in the form of publicly traded fixed and/or floating rate securities. SignatureNotes have a variety of maturities, interest rates, and call provisions.

Aggregate maturities of consumer notes, net of unamortized dealer fees, are as follows: 2009--$386 million; 2010--$244 million; 2011--$156 million,
2012--$108 million, 2013--$55 million; and thereafter--$651 million.

Interest expense on consumer notes, included in benefits to policyholders, was $104 million, $115 million, and $126 million in 2008, 2007, and 2006, respectively. Interest paid amounted to $104 million, $112 million, and $122 million in 2008, 2007, and 2006, respectively.

Line of Credit

At December 31, 2008, the Company had a committed line of credit established by MFC totaling $1 billion pursuant to a 364-day revolving credit facility. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1 -- Debt and Line of Credit - (continued)

certain minimum level of net worth and comply with certain other covenants, which were met at December 31, 2008. At December 31, 2008, the Company had no outstanding borrowings under the agreement.

At December 31, 2008, the Company, MFC and other MFC subsidiaries had a committed line of credit through a group of banks totaling $250 million pursuant to a multi-year facility, which will expire in 2010. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain certain minimum level of net worth and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2008. At December 31, 2008, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

Note 8 -- Related Party Transactions

Reinsurance Transactions

On January 1, 2004, the Company entered into a coinsurance funds withheld reinsurance agreement with John Hancock Reassurance Company, Ltd. ("JHRECO"), an affiliated company. This agreement was amended and restated on April 1, 2007 in order to clarify the wording. The Company entered into this agreement to facilitate its capital management process. The risks reinsured under this agreement are the death benefits that result from the no-lapse guarantee present in the single life and joint life Protection Universal Life Insurance policies. The Company recorded a reinsurance recoverable from JHRECO of $28 million and $20 million at December 31, 2008 and 2007, respectively, which is included with other reinsurance recoverables on the Consolidated Balance Sheets. Premiums ceded to JHRECO were $0 million during the years ended December 31, 2008, 2007, and 2006, respectively.

On December 31, 2008, the Company entered into an amended and restated reinsurance agreement with an affiliate, John Hancock Reassurance Company Limited ("JHRECO"), to reinsure 20% of the risk related to the payout annuity policies issued January 1, 2008 through September 30, 2008 and 65% of the risk related to the payout annuity policies issued prior to January 1, 2008. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. Under the terms of the agreement, the Company recorded a reduction of $3,640 million, in premiums in the Consolidated Statements of Operations, and recorded a modified coinsurance reserve adjustment of $3,640 million, which reduced benefits to policyholders in the Consolidated Statements of Operations. The Company also recorded $55 million related to the cost of reinsurance, which was classified as unearned revenue. The cost of reinsurance will be amortized into income over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company reinsured certain portions of its long-term care insurance and group pension businesses with JHRECO. The Company entered into these reinsurance contracts in order to facilitate its capital management process. These reinsurance contracts are written both on a funds withheld basis where the related financial assets remain invested at the Company and a modified coinsurance agreement. As of July 1, 2008, amendments were made to the contracts to update the calculation of investment income and the expense allowance to reflect current experience and practices. The Company recorded a liability for coinsurance amounts withheld from JHRECO of $3,860 million and $2,672 million at December 31, 2008 and 2007, respectively, on the Company's Consolidated Balance Sheets and recorded a reinsurance recoverable from JHRECO of $4,130 million and $3,592 million at December 31, 2008 and 2007, respectively, which are included with other reinsurance recoverables on the Company's Consolidated Balance Sheets. Premiums ceded to JHRECO were $656 million, $651 million, and $571 million during the years ended December 31, 2008, 2007, and 2006 respectively.

On December 31, 2004, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited to reinsure 75% of the non-reinsured risk of the closed block. During 2008, the Company amended this treaty to increase the portion of non-reinsured risk reinsured under this treaty to 90%. The reinsurance agreement is written on a modified coinsurance basis where the related financial assets remain invested within the Company. The closed block reinsurance agreement is classified as financial reinsurance and does not meet the risk transfer definition under U.S. GAAP. The agreement is accounted for under deposit accounting with only the reinsurance risk fee being reported in other operating costs and expenses in the Consolidated Statements of Operations.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 8 -- Related Party Transactions - (continued)


Service Agreements

There are two service agreements, both effective as of April 28, 2004, between the Company and an affiliate, John Hancock Life Insurance Company (U.S.A.) ("JHUSA"). Under the one agreement the Company provides services to JHUSA, and under the other JHUSA provides services to the Company. In both cases the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where the Company provides services to JHUSA, a "Provider Affiliate" means the Company's parent, JHFS, and its direct and indirect subsidiaries. As of December 31, 2008 and 2007, there were accrued payables from the Company to JHUSA of $12 million and $87 million, respectively, for these service agreements. The Company incurred costs for these agreements of $122 million, $126 million, and $111 million for the years ended December 31, 2008, 2007, and 2006, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's Consolidated Balance Sheets may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Debt Transactions

Pursuant to a demand promissory note dated June 27, 2008, the Company borrowed $500 million from JHRECO. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 32.5 basis points and is payable quarterly. The note was repaid on December 23, 2008. Interest income was $9 million for the year ended December 31, 2008.

Pursuant to a short-term senior promissory note dated December 14, 2006, the Company borrowed $477 million from an affiliate, Manulife Holdings (Delaware) LLC. The note was repaid on March 1, 2007. Interest expense was $5 million and $1 million for the years ended December 31, 2007 and 2006, respectively.

Pursuant to a note purchase agreement dated November 10, 2006, the Company loaned $90 million to John Hancock USA. The note provides for interest only payments of $0.4 million per month commencing January 1, 2007 through November 1, 2011. The interest rate for the term of this note is fixed at 5.73%. The note is due December 1, 2011 and is secured by a mortgage on JHUSA's property at 601 Congress Street, Boston, Massachusetts. Interest income was $5 million, $5 million, and $0 million for the years ended December 31, 2008, 2007, and 2006, respectively.

Other

On December 10, 2008, the Company issued a dividend in-kind of $460 million to JHFS as repayment on an outstanding loan.

On December 19, 2007, the Company sold real estate to Manulife Canada Limited, a wholly owned subsidiary of The Manufacturers Life Insurance Company, for $37 million. The transaction was accounted for at a carrying value of $25 million and the net difference of $12 million between the fair value and carrying value of the assets was an increase to additional paid-in capital.

On December 28, 2006, the Company purchased real estate held for investment with a net book value of $17 million from an affiliate, John Hancock USA, for $150 million in cash. Since the purchase was accounted for as a transaction between entities under common control, the difference between the net book value and sales price resulted in a decrease of $87 million, (net of tax of $47 million) to the Company's additional paid in capital as of December 31, 2006.

The Company, in the ordinary course of business, invests funds deposited by customers and manages the resulting invested assets for growth and income for customers. From time to time, successful investment strategies of the Company may attract deposits from affiliates of the Company. At December 31, 2008 and 2007, the Company managed approximately $3,187 million and $3,379 million, respectively.

The Company participates in a liquidity pool operated by JHUSA in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreements, amended as of November 13, 2007. The Company had $2 billion invested in this pool at December 31, 2008 and 2007.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 8 -- Related Party Transactions - (continued)


On July 8, 2005, MFC fully and unconditionally guaranteed the Company's SignatureNotes, both those outstanding at that time and those to be issued subsequently. MFC's guarantee of the SignatureNotes is an unsecured obligation of MFC and is subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC which by their terms are designated as ranking equally in right of payment with or subordinate to MFC's guarantee of the SignatureNotes. Following July 8, 2005, the Company ceased filing quarterly and annual reports with the SEC pursuant to SEC Rule 12h-5, and MFC began reporting condensed consolidating financial information regarding the Company in MFC's quarterly and annual reports.

Note 9 -- Reinsurance

The effect of reinsurance on life, health, and annuity premiums written and earned was as follows:

                                                      Years ended December 31,
                                         ---------------------------------------------------
                                                2008              2007            2006
                                         ---------------------------------------------------
                                              Premiums          Premiums        Premiums
                                          Written    Earned  Written Earned  Written Earned
                                         ---------------------------------------------------
                                                            (in millions)
Direct..................................    $ 3,844  $ 3,844 $ 3,629 $ 3,636 $ 3,050 $ 3,050

Assumed.................................        767      767     752     752     683     683

Ceded...................................    (5,493)  (5,493) (1,556) (1,556) (1,045) (1,045)
                                         ---------------------------------------------------
 Net life, health, and annuity premiums.   $  (882) $  (882) $ 2,825 $ 2,832 $ 2,688 $ 2,688
                                         ===================================================

At December 31, 2008, 2007, and 2006, benefits to policyholders under life, health, and annuity ceded reinsurance contracts were $1,169 million, $894 million, and $755 million, respectively.

On February 28, 1997, the Company sold a major portion of its group insurance business to UNICARE Life & Health Insurance Company (UNICARE), a wholly owned subsidiary of WellPoint Health Networks, Inc. The business sold included the Company's group accident and health business and related group life business, and Cost Care, Inc., Hancock Association Services Group and Tri-State, Inc., all of which were indirect wholly-owned subsidiaries of the Company. The Company retained its group long-term care operations. The insurance business sold was transferred to UNICARE through a 100% coinsurance agreement. The Company remains liable to its policyholders to the extent that UNICARE does not meet its contractual obligations under the coinsurance agreement.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 10 -- Pension and Other Postretirement Benefit Plans

Prior to December 31, 2006, the Company participated in the John Hancock Financial Services Pension Plan (the "Prior JHFS Plan"). Effective December 31, 2006, the Prior JHFS Plan was merged into the John Hancock Financial Services, Inc. Pension Plan (the "Plan"), which is a funded qualified defined benefit plan sponsored by JHFS. Pursuant to the merger, all of the assets of the former plans are commingled. The aggregate pool of assets from the former plans is available to meet the obligations of the merged plan. The merger did not have a material impact on the Company's consolidated financial statements.

Historically, pension benefits were calculated utilizing a traditional formula. Under the traditional formula, benefits are provided based upon length of service and final average compensation. As of January 1, 2002, all defined benefit pension plans were amended to a cash balance basis. Under the cash balance formula, participants are credited with benefits equal to a percentage of eligible pay, as well as interest. Certain grandfathered employees are eligible to receive benefits based upon the greater of the traditional formula or cash balance formula. In addition, early retirement benefits are subsidized for certain grandfathered employees.

The Company's funding policy for its qualified defined benefit plans is to contribute annually an amount at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws and generally, not greater than the maximum amount that can be deducted for federal income tax purposes. In 2008, 2007, and 2006, no contributions were made to the qualified plans. The Company expects that no contributions will be made in 2009.

Pension plan assets of $598 million and $842 million at December 31, 2008 and 2007, respectively, were investments managed by related parties.

The Company also participates in an unfunded non-qualified defined benefit plan, which is also sponsored by JHFS. This plan provides supplemental benefits in excess of the compensation limit outlined in the Internal Revenue Code, for certain employees.

The Company participates in a new non-qualified defined contribution pension plan, maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for the new plan was $2 million in 2008. The prior plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company's funding policy for its non-qualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The contribution to the non-qualified plans was $32 million, $31 million, and $30 million in 2008, 2007, and 2006, respectively. The Company expects to contribute approximately $32 million to its non-qualified pension plans in 2009.

The Company provides postretirement medical and life insurance benefits for its retired employees and their spouses through its participation in the John Hancock Financial Services, Inc. Employee Welfare Plan, sponsored by JHFS. Certain employees hired prior to 2003 who meet age and service criteria may be eligible for these postretirement benefits in accordance with the plan's provisions. The majority of retirees contribute a portion of the total cost of postretirement medical benefits. Life insurance benefits are based on final compensation subject to the plan maximum.

The John Hancock Financial Services, Inc. Employee Welfare Plan was amended effective January 1, 2003 whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. The future retiree life insurance coverage amount was frozen as of December 31, 2006.

The Company's policy is to fund its other postretirement benefits in amounts at or below the annual tax qualified limits. The contribution for the other post retirement benefits was $57 million, $56 million, and $55 million in 2008, 2007, and 2006, respectively.

Employee welfare assets of $120 million and $155 million at December 31, 2008 and 2007, respectively, were investments in related parties.

The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements, sponsored by JHFS. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 10 -- Pension and Other Postretirement Benefit Plans - (continued)


Savings and Investment Plan. The expense for the defined contribution plans was $12 million, $9 million, and $9 million in 2008, 2007, and 2006, respectively.

The Company uses a December 31 measurement date to account for its pension and other postretirement benefit plans.

The amounts disclosed below represent the Company's share of the pension and other postretirement benefit plans described above:

Obligations and Funded Status of Defined Benefit Plans

                                                                   Years Ended December 31,
                                                               ---------------------------------------
                                                                                     Other Postretirement
                                                                    Pension Benefits   Benefits
                                                               ---------------------------------------
                                                                     2008     2007    2008       2007
                                                               ---------------------------------------
                                                                        (in millions)
Change in benefit obligation:
Benefit obligation at beginning of year.......................      $ 2,090  $ 2,170 $  546     $  573
Service cost..................................................           21       26      1          1
Interest cost.................................................          122      119     33         32
Participant contributions.....................................            -        -      3          4
Actuarial loss (gain).........................................           42       14     19        (8)
Special termination benefits..................................            -        1      -          -
Plan amendments...............................................          (2)     (31)      -          -
Curtailments..................................................            -     (12)      -          -
Retiree drug subsidy..........................................            -        -      4          4
Benefits paid.................................................        (172)    (197)   (60)       (60)
                                                               ---------------------------------------
Benefit obligation at end of year.............................      $ 2,101  $ 2,090 $  546     $  546
                                                               =======================================

Change in plan assets:
Fair value of plan assets at beginning of year................      $ 2,390  $ 2,388 $  326     $  304
Actual return on plan assets..................................        (672)      168   (81)         22
Employer contributions........................................           32       31     57         56
Participant contributions.....................................            -        -      3          4
Benefits paid.................................................        (172)    (197)   (60)       (60)
                                                               ---------------------------------------
Fair value of plan assets at end of year......................      $ 1,578  $ 2,390 $  245     $  326
                                                               =======================================
Funded status at end of year..................................      $ (523)  $   300 $(301)     $(220)
                                                               =======================================

Amounts recognized on Consolidated Balance Sheets:
Assets........................................................      $     -  $   617 $    -     $    -
Liabilities...................................................        (523)    (317)  (301)      (220)
                                                               ---------------------------------------
Net amount recognized.........................................      $ (523)  $   300 $(301)     $(220)
                                                               =======================================

Amounts recognized in accumulated other comprehensive income:
Prior service cost............................................      $  (28)  $  (29) $    -     $    -
Net actuarial loss (gain).....................................          716    (169)     85       (33)
                                                               ---------------------------------------
Total.........................................................      $   688  $ (198) $   85     $ (33)
                                                               =======================================

The accumulated benefit obligation for all defined benefit plans was $2,078 million and $2,048 million at December 31, 2008 and 2007, respectively.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 10 -- Pension and Other Postretirement Benefit Plans - (continued)


The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

                                  December 31,
                                ----------------
                                   2008      2007
                                ----------------
                                 (in millions)
Accumulated benefit obligation.      $ 2,078 $ 311
Projected benefit obligation...        2,101   316
Fair value of plan assets......        1,578     -

Components of Net Periodic Benefit Cost

                                             Years Ended December 31,
                                     -----------------------------------------------------
                                        Pension Benefits       Other Postretirement Benefits
                                     -----------------------------------------------------
                                           2008   2007   2006  2008      2007      2006
                                     -----------------------------------------------------
                                                   (in millions)
 Service cost.......................      $   21 $   26 $   27 $   1     $   1     $   1
 Interest cost......................         122    119    120    32        32        33
 Expected return on plan assets.....       (176)  (177)  (173)  (26)      (25)      (23)
 Special termination benefits.......           -      1      3     -         -         -
 Curtailment gain...................           -    (1)      -     -         -         -
 Amortization of prior service cost.         (3)    (2)      -     -         -         -
 Recognized actuarial loss..........           5      1      1     -         -         -
                                     -----------------------------------------------------
 Net periodic benefit cost..........      $ (31) $ (33) $ (22) $   7     $   8     $  11
                                     =====================================================

The amounts included in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2009 were as follows:

                                                                    Other
                                                                Postretirement
                                              Pension Benefits     Benefits
                                              -------------------------------
                                                   (in millions)
         Amortization of prior service cost..         $ (3)          $ -
         Amortization of actuarial loss, net.             4            -
                                              -------------------------------
         Total...............................         $   1          $ -
                                              ===============================

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 10 -- Pension and Other Postretirement Benefit Plans - (continued)


Assumptions

Weighted-average assumptions used to determine benefit obligations were as follows:

                                                   Years Ended December 31,
                                                   ---------------------------------------
                                                                      Other Postretirement
                                                     Pension Benefits  Benefits
                                                   ---------------------------------------
                                                     2008     2007    2008       2007
                                                   ---------------------------------------
   Discount rate..................................   6.00%    6.00%   6.00%      6.00%
   Rate of compensation increase..................   4.10%    5.10%    N/A        N/A
   Health care cost trend rate for following year.                    8.50%      9.00%
   Ultimate trend rate............................                    5.00%      5.00%
   Year ultimate rate reached.....................                    2016       2016

Weighted-average assumptions used to determine net periodic benefit cost were as follows:

                                                   Years Ended December 31,
                                                   ---------------------------------------
                                                                      Other Postretirement
                                                     Pension Benefits  Benefits
                                                   ---------------------------------------
                                                     2008     2007    2008       2007
                                                   ---------------------------------------
   Discount rate..................................   6.00%    5.75%   6.00%      5.75%
   Expected long-term return on plan assets.......   8.00%    8.25%   8.00%      8.25%
   Rate of compensation increase..................   5.10%    4.00%    N/A        N/A
   Health care cost trend rate for following year.                    9.00%      9.50%
   Ultimate trend rate............................                    5.00%      5.00%
   Year ultimate rate reached.....................                    2016       2016

The expected long-term return on plan assets is based on the rate expected to be earned for plan assets. The asset mix based on the long-term investment policy and range of target allocation percentages of the plans and the Capital Asset Pricing Model are used as part of that determination. Current conditions and published commentary and guidance from U.S. Securities and Exchange Commission ("SEC") staff are also considered.

Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                                          One-           One-
                                                                       Percentage     Percentage
                                                                     Point Increase Point Decrease
                                                                          ---           -----
                                                                             (in millions)
Effect on total service and interest costs in 2008..................      $ 1           $ (1)
Effect on postretirement benefit obligation as of December 31, 2008.       20            (18)

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 10 -- Pension and Other Postretirement Benefit Plans - (continued)


Plan Assets

The Company's weighted-average asset allocations for its defined benefit plans by asset category were as follows:

                                                  Pension
                                                Plan Assets
                                                  at December 31,
                                                -----------------
                                                  2008    2007
                                                -----------------
                     Asset Category
                     Equity securities.........    51%     64%
                     Fixed maturity securities.     35      26
                     Real estate...............      5       3
                     Other.....................      9       7
                                                -----------------
                        Total..................   100%    100%
                                                =================

The target allocations for assets of the Company's defined benefit plans are summarized below for major asset categories.

                      Asset Category............
                      Equity securities......... 50% - 80%
                      Fixed maturity securities. 23% - 35%
                      Real estate...............  0% - 5%
                       Other.................... 5% - 15%

The plans do not own any of the Company's or MFC's common stock at December 31, 2008 and 2007.

Other postretirement benefit plan weighted-average asset allocations by asset category were as follows:

                                                  Other Postretirement
                                                 Benefits
                                                Plan Assets
                                                at December 31,
                                                ----------------------
                                                 2008        2007
                                                ----------------------
                     Asset Category
                     Equity securities.........    49%        60%
                     Fixed maturity securities.     51         40
                                                ----------------------
                        Total..................   100%       100%
                                                ======================

Cash Flows

Expected Future Benefit Payments for Defined Benefit Plans

Projections for benefit payments for the next ten years are as follows:

                                                               Other
                                                          Postretirement
                                                             Benefits-
                                   Other Postretirement   Medicare Part D
                 Pension Benefits Benefits Gross Payments     Subsidy
      -------------------------------------------------------------------
                                      (in millions)
        2009          $ 184                $ 56                 $ 4
        2010            187                  55                   4
        2011            179                  55                   4
        2012            176                  54                   4
        2013            176                  53                   4
      2014-2018         873                 237                  16

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 11 -- Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments. The Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $1,155 million and $59 million, respectively, at December 31, 2008. If funded, loans related to real estate mortgages would be fully collateralized by the mortgaged properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The majority of these commitments expire in 2009.

The Company leases office space under non-cancelable operating lease agreements of various expiration dates. Rental expenses, net of sub-lease income were $8 million, $12 million, and $41 million for the years ended December 31, 2008, 2007, and 2006, respectively.

The future minimum lease payments by year and in the aggregate, under the remaining non-cancelable operating leases are presented below:

                                 Non-
                              cancelable
                                Operating Sub-lease
                                Leases     Income
                              ---------------------
                                  (in millions)
2009.........................     $  36     $  18
2010.........................        33        17
2011.........................        30        17
2012.........................        27        17
2013.........................        25        17
Thereafter...................        24        16
                              ---------------------
Total minimum lease payments.     $ 175     $ 102
                              =====================

Guarantees. In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under U.S. GAAP specific to the insurance industry. The Company had no material guarantees outstanding outside the scope of insurance accounting at December 31, 2008.

Contingencies. The Company entered into a number of reinsurance arrangements with respect to personal accident insurance and the occupational accident component of workers compensation insurance. Under these arrangements, the Company both assumed risks as a reinsurer and also passed substantial portions of these risks on to other companies. The Company is engaged in disputes, including a number of legal proceedings, with respect to this business. Although these disputes do result in some level of variability in results, the Company believes it has provided adequately for the exposure. During 2008, the Company received additional information about its exposure and recognized a credit of $22 million (net of tax) to its current best estimate of its exposure as of December 31, 2008. The Company recognized a credit of $8 million (net of tax) in 2007 and a $70 million (net of tax) charge in 2006.

The Company is an investor in leveraged leases and previously established provisions for possible disallowance of the tax treatment and for interest on past due taxes. During the year ended December 31, 2008, the Company increased this provision by $171 million (net of tax). The Company continues to believe that deductions originally claimed in relation to these arrangements are appropriate. Although not expected to occur, should the tax attributed of the leverage leases be fully denied, the maximum after tax exposure including interest would be an additional estimated of $274 million at December 31, 2008.

Legal Proceedings. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer, and taxpayer. In addition, state regulatory bodies, state attorneys general, the SEC, the Financial Industry Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 12 -- Shareholder's Equity

Capital Stock

The Company has one class of capital stock, common stock. All of the outstanding common stock of the Company is owned by JHFS, the parent.

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

                                                                      Net                                Additional
                                                                  Accumulated    Foreign     Minimum    Pension and
                                                   Net Unrealized Gain (Loss)   Currency     Pension   Postretirement
                                                     Investment     on Cash    Translation  Liability   Unrecognized
                                                   Gains (Losses) Flow Hedges  Adjustment   Adjustment  Net Periodic
                                                   ------------------------------------------------------------------
                                                                              (in millions)
Balance at January 1, 2006........................     $ (9)         $ 363        $ (1)       $ (9)        $   -
Gross unrealized investment gains (net of
  deferred income tax expense of $58
  million)........................................      106              -            -           -            -
Reclassification adjustment for gains realized in
  net income (net of deferred income tax
  expense of $47 million).........................     (88)              -            -           -            -
Adjustment for deferred policy acquisition costs,
  deferred sales inducements, and value of
  business acquired (net of deferred income tax
  expense of $3 million)..........................       6               -            -           -            -
Adjustment for policyholder dividend obligation
  (net of deferred income tax expense of $1
  million)........................................       2               -            -           -            -
                                                   ------------------------------------------------------------------
Net unrealized investment gains...................      26               -            -           -            -
Foreign currency translation adjustment...........       -               -            1           -            -
Minimum pension liability (net of deferred
  income tax benefit of $9 million)...............       -               -            -        (16)            -
SFAS No. 158 transition adjustment (net of tax
  income expense of $86 million)..................       -               -            -          25          135
Net gains on the effective portion of the change
  in fair value of cash flow hedges (net of
  deferred income tax benefit of $45 million).....       -            (76)            -           -            -
                                                   ------------------------------------------------------------------
Balance at December 31, 2006......................     $ 17          $ 287        $   -       $   -        $ 135
                                                   ==================================================================

                                                    Accumulated
                                                       Other
                                                   Comprehensive
                                                      Income
                                                   --------------

Balance at January 1, 2006........................     $ 344
Gross unrealized investment gains (net of
  deferred income tax expense of $58
  million)........................................       106
Reclassification adjustment for gains realized in
  net income (net of deferred income tax
  expense of $47 million).........................      (88)
Adjustment for deferred policy acquisition costs,
  deferred sales inducements, and value of
  business acquired (net of deferred income tax
  expense of $3 million)..........................         6
Adjustment for policyholder dividend obligation
  (net of deferred income tax expense of $1
  million)........................................         2
                                                   --------------
Net unrealized investment gains...................        26
Foreign currency translation adjustment...........         1
Minimum pension liability (net of deferred
  income tax benefit of $9 million)...............      (16)
SFAS No. 158 transition adjustment (net of tax
  income expense of $86 million)..................       160
Net gains on the effective portion of the change
  in fair value of cash flow hedges (net of
  deferred income tax benefit of $45 million).....      (76)
                                                   --------------
Balance at December 31, 2006......................     $ 439
                                                   ==============

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 12 -- Shareholder's Equity - (continued)


                                                                                                          Additional
                                                                                                Net      Pension and
                                                                                  Net       Accumulated Postretirement
                                                                               Unrealized   Gain (Loss)  Unrecognized
                                                                               Investment     on Cash    Net Periodic
                                                                             Gains (Losses) Flow Hedges  Benefit Cost
                                                                             -----------------------------------------
Balance at January 1, 2007..................................................       $ 17        $ 287        $ 135
Gross unrealized investment gains (net of income tax expense of $80
  million)..................................................................        150            -            -
Reclassification adjustment for gains realized in net income (net of
  deferred income tax expense of $58 million)...............................      (107)            -            -
Adjustment for deferred policy acquisition costs, deferred sales inducements, and value of business acquired (net of deferred income tax
  benefit of $8 million)....................................................       (15)            -            -
Adjustment for policyholder dividend obligation (net of deferred income
  tax benefit of $28 million)...............................................       (52)            -            -
                                                                             -----------------------------------------
Net unrealized investment losses............................................       (24)            -            -
Pension and postretirement benefits:
Change in the funded status of the pension plan (net of deferred income
  tax benefit of $9 million)................................................          -            -           15
Net gains on the effective portion of the change in fair value of cash flow
  hedges (net of deferred income tax benefit of $38 million)................          -           68            -
                                                                             -----------------------------------------
Balance at December 31, 2007................................................     $  (7)        $ 355        $ 150
                                                                             =========================================


                                                                              Accumulated
                                                                                 Other
                                                                             Comprehensive
                                                                                Income
                                                                             --------------
Balance at January 1, 2007..................................................     $ 439
Gross unrealized investment gains (net of income tax expense of $80
  million)..................................................................       150
Reclassification adjustment for gains realized in net income (net of
  deferred income tax expense of $58 million)...............................     (107)
Adjustment for deferred policy acquisition costs, deferred sales inducements, and value of business acquired (net of deferred income tax
  benefit of $8 million)....................................................      (15)
Adjustment for policyholder dividend obligation (net of deferred income
  tax benefit of $28 million)...............................................      (52)
                                                                             --------------
Net unrealized investment losses............................................      (24)
Pension and postretirement benefits:
Change in the funded status of the pension plan (net of deferred income
  tax benefit of $9 million)................................................        15
Net gains on the effective portion of the change in fair value of cash flow
  hedges (net of deferred income tax benefit of $38 million)................        68
                                                                             --------------
Balance at December 31, 2007................................................     $ 498
                                                                             ==============

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 12 -- Shareholder's Equity - (continued)


                                                                                                          Additional
                                                                                                Net      Pension and
                                                                                            Accumulated Postretirement
                                                                             Net Unrealized Gain (Loss)  Unrecognized
                                                                               Investment     on Cash    Net Periodic
                                                                             Gains (Losses) Flow Hedges  Benefit Cost
                                                                             -----------------------------------------
Balance at January 1, 2008..................................................     $    (7)     $   355       $  150
Gross unrealized investment losses (net of deferred income tax benefit of
  $1,117 million)...........................................................      (2,083)           -            -
Reclassification adjustment for gains realized in net income (net of
  deferred income tax expense of $44 million)...............................         (81)           -            -
Adjustment for deferred policy acquisition costs, deferred sales inducements, and value of business acquired (net of deferred income
  tax expense of $130 million)..............................................          242           -            -
Adjustment for policyholder dividend obligation (net of deferred income
  tax expense of $26 million)...............................................           48           -            -
                                                                             -----------------------------------------
Net unrealized investment losses............................................      (1,874)
Pension and postretirement benefits:
Change in the funded status of the pension plan (net of deferred income
  tax benefit of $351 million)..............................................            -           -        (652)
Net gains on the effective portion of the change in fair value of cash flow
  hedges (net of deferred income tax expense of $565 million)...............            -       1,049            -
                                                                             -----------------------------------------
Balance at December 31, 2008................................................    $ (1,881)     $ 1,404      $ (502)
                                                                             =========================================


                                                                              Accumulated
                                                                                 Other
                                                                             Comprehensive
                                                                                Income
                                                                             --------------
Balance at January 1, 2008..................................................    $   498
Gross unrealized investment losses (net of deferred income tax benefit of
  $1,117 million)...........................................................    (2,083)
Reclassification adjustment for gains realized in net income (net of
  deferred income tax expense of $44 million)...............................       (81)
Adjustment for deferred policy acquisition costs, deferred sales inducements, and value of business acquired (net of deferred income
  tax expense of $130 million)..............................................        242
Adjustment for policyholder dividend obligation (net of deferred income
  tax expense of $26 million)...............................................         48
                                                                             --------------
Net unrealized investment losses............................................    (1,874)
Pension and postretirement benefits:
Change in the funded status of the pension plan (net of deferred income
  tax benefit of $351 million)..............................................      (652)
Net gains on the effective portion of the change in fair value of cash flow
  hedges (net of deferred income tax expense of $565 million)...............      1,049
                                                                             --------------
Balance at December 31, 2008................................................   $  (979)
                                                                             ==============

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 12 -- Shareholder's Equity - (continued)


Net unrealized investment gains (losses) included on the Company's Consolidated Balance Sheets as a component of shareholder's equity are summarized below:

                                                                                              December 31,
                                                                                       --------------------------
                                                                                          2008      2007   2006
                                                                                       --------------------------
                                                                                             (in millions)
Balance, end of year comprises:
 Unrealized investment (losses) gains on:.............................................
   Fixed maturities...................................................................   $ (3,267) $ (40) $ (178)
   Equity investments.................................................................         (4)     26      84
   Other investments..................................................................        (58)     10      25
                                                                                       --------------------------
 Total................................................................................     (3,329)    (4)    (69)

Amounts of unrealized investment gains (losses) attributable to:
   Deferred policy acquisition costs, value of business acquired, and deferred sales
     inducements......................................................................         400     28      50
   Policyholder dividend obligation...................................................          40   (34)      45
   Deferred income taxes..............................................................       1,008      3     (9)
                                                                                       --------------------------
 Total................................................................................       1,448    (3)      86
                                                                                       --------------------------

Net unrealized investment (losses) gains..............................................   $ (1,881) $  (7)  $   17
                                                                                       ==========================

Statutory Results

The Company and its domestic insurance subsidiaries are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile, which is the Commonwealth of Massachusetts. The Company's use of permitted statutory accounting practices does not have a significant impact on statutory surplus.

The Company's statutory net (loss) income for the years ended December 31, 2008, 2007 and 2006 was $(438) million (unaudited), $1,092 million, and $607 million, respectively.

The Company's statutory capital and surplus as of December 31, 2008 and 2007 was $2,584 million (unaudited) and $4,372 million, respectively.

Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned surplus without the prior approval of the Commissioner of Insurance (the "Commissioner"). Massachusetts law also limits the dividends an insurer may pay without the prior permission of the Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of December 31 of the preceding year or (ii) the company's statutory net gain from operations for the preceding year ending December 31, if such insurer is a life company.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 13 -- Segment Information

The Company operates in the following three business segments: (1) Protection and (2) Wealth Management, which primarily serve retail customers and institutional customers and (3) Corporate and Other, which includes the institutional advisory business, the remaining international operations, the reinsurance operations, and the corporate account.

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

Protection Segment. Offers a variety of individual life insurance and individual and group long-term care insurance products, including participating whole life, term life, universal life, variable life, and individual and group long-term care insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing.

Wealth Management Segment. Offers individual and group annuities, group pension contracts, and mutual fund products and services. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, and variable annuities.

Mutual fund products and services primarily consist of open-end mutual funds, closed-end funds, institutional advisory accounts, and privately managed accounts. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks.

This segment also offers a variety of retirement products to qualified defined benefit plans, defined contribution plans, and non-qualified buyers. The Company's products include guaranteed investment contracts, funding agreements, single premium annuities, and general account participating annuities and fund type products. These contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products. The segment distributes its products through a combination of dedicated regional representatives, pension consultants, and investment professionals. The segment's consumer notes program distributes primarily through brokers affiliated with the Company and securities brokerage firms.

Corporate and Other Segment. Primarily consists of the Company's remaining international insurance operations, certain corporate operations, the institutional investment management business, reinsurance operations, and businesses that are either disposed or in run-off. Corporate operations primarily include certain financing activities, income on capital not specifically allocated to the reporting segments, and certain non-recurring expenses not allocated to the segments. The disposed businesses primarily consist of group health insurance and related group life insurance, property and casualty insurance, and selected broker/dealer operations.

The accounting policies of the segments are the same as those described in Note 1 -- Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 13 -- Segment Information - (continued)


The following table summarizes selected financial information by segment for the periods indicated. Included in the Protection Segment for all periods presented are the assets, liabilities, revenues, and expenses of the closed block. For additional information on the closed block see Note 6 -- Closed Block.

                                                                                           Wealth       Corporate
                                                                          Protection     Management     and Other      Total
                                                                    ----------------------------------------------------
                                                                                          (in millions)
                                                                    ----------------------------------------------------
2008
 Revenues from external customers..................................       $  2,075        $ (2,202)     $    269      $    142
 Net investment income.............................................          1,443            1,362          215         3,020
 Net realized investment and other gains (losses)..................            177            (504)        (217)         (544)
 Inter-segment revenues............................................              -                1          (1)             -
                                                                    ----------------------------------------------------
 Revenues..........................................................       $  3,695        $ (1,343)     $    266      $  2,618
                                                                    ----------------------------------------------------

 Net income (loss).................................................       $    200        $   (262)     $  (242)      $  (304)
                                                                    ====================================================
Supplemental Information:
 Equity in net income of investees accounted for by the equity
   method..........................................................       $      7        $      22     $   (25)       $     4
 Carrying value of investments accounted for under the equity
   method..........................................................          1,401              834          147         2,382
 Amortization of deferred policy acquisition costs, deferred sales
   inducements, and value of business acquired.....................             35               17            -            52
 Interest expense..................................................              -                -           34            34
 Income taxes......................................................            105            (217)           68          (44)
 Segment assets....................................................       $ 44,064       $   33,341     $ 15,157      $ 92,562

                                                                                           Wealth       Corporate
                                                                         Protection      Management     and Other      Total
                                                                    ----------------------------------------------------
                                                                                          (in millions)
                                                                    ----------------------------------------------------
2007
 Revenues from external customers..................................       $  2,198        $   1,473      $   532      $  4,203
 Net investment income.............................................          1,464            1,651          397         3,512
 Net realized investment and other gains...........................             78               17           33           128
 Inter-segment revenues............................................              -                1          (1)             -
                                                                    ----------------------------------------------------
 Revenues..........................................................       $  3,740       $    3,142      $   961      $  7,843
                                                                    ====================================================

 Net income........................................................       $    359        $     195      $   217       $   771
                                                                    ====================================================
Supplemental Information:
 Equity in net income of investees accounted for by the equity
   method..........................................................       $    140        $     (1)      $    74       $   213
 Carrying value of investments accounted for under the equity
   method..........................................................          1,138              279          681         2,098
 Amortization of deferred policy acquisition costs, deferred sales
   inducements, and value of business acquired.....................             67              100            -           167
 Interest expense..................................................              1                -           38            39
 Income taxes......................................................            173               41          165           379
 Segment assets....................................................       $ 47,029        $  37,574     $ 13,485      $ 98,088





2008
 Revenues from external customers..................................
 Net investment income.............................................
 Net realized investment and other gains (losses)..................
 Inter-segment revenues............................................

 Revenues..........................................................


 Net income (loss).................................................

Supplemental Information:
 Equity in net income of investees accounted for by the equity method..........................................................
 Carrying value of investments accounted for under the equity method..........................................................
 Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired.....................
 Interest expense..................................................
 Income taxes......................................................
 Segment assets....................................................






2007
 Revenues from external customers..................................
 Net investment income.............................................
 Net realized investment and other gains...........................
 Inter-segment revenues............................................

 Revenues..........................................................


 Net income........................................................

Supplemental Information:
 Equity in net income of investees accounted for by the equity method..........................................................
 Carrying value of investments accounted for under the equity method..........................................................
 Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired.....................
 Interest expense..................................................
 Income taxes......................................................
 Segment assets....................................................

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 13 -- Segment Information - (continued)



                                                                                   Wealth   Corporate
                                                                      Protection Management and Other   Total
                                                                    -------------------------------------------
                                                                                   (in millions)
                                                                    -------------------------------------------
2006
Revenues from external customers...................................   $ 2,034     $ 1,269    $   548  $ 3,851
 Net investment income.............................................     1,393       1,771        364    3,528
 Net realized investment and other gains (losses)..................     (145)          50        101        6
                                                                    -------------------------------------------
 Revenues..........................................................   $ 3,282     $ 3,090    $ 1,013  $ 7,385
                                                                    ===========================================

 Net income........................................................    $  164     $   252    $   165  $   581
                                                                    ===========================================
Supplemental Information:
 Equity in net income of investees accounted for by the equity
   method..........................................................    $  109     $    55    $    21  $   185
 Carrying value of investments accounted for under the equity
   method..........................................................       918         743        173    1,834
 Amortization of deferred policy acquisition costs, deferred sales
   inducements, and value of business acquired.....................       185         114          -      299
 Interest expense..................................................         1           -         35       36
 Income taxes......................................................        76          57        134      267

The Company operates primarily in the United States and has no reportable major customers. The following table summarizes selected financial information by geographic location for or at the end of periods presented:

                                      Income Before Long-Lived
     Location                Revenues Income Taxes    Assets     Assets
     ----------------------------------------------------------------------
                                           (in millions)
     2008
     United States....      $ 2,195      $ (376)      $  151   $ 92,416
     Foreign -- other.          423           28           -        146
                       ------------------------------------------------
     Total............      $ 2,618      $ (348)      $  151   $ 92,562
                       ================================================
     2007
     United States....      $ 7,426      $ 1,122      $  140   $ 97,700
     Foreign -- other.          417           28           -        388
                       ------------------------------------------------
     Total............      $ 7,843      $ 1,150      $  140   $ 98,088
                       ================================================
     2006
     United States....      $ 6,980      $   820
     Foreign -- other.          405           28
                       --------------------------
     Total............      $ 7,385      $   848
                       ==========================

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 14 -- Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments. Fair values have been determined by using available market information and the valuation methodologies described below.

                                                                                  December 31,
                                                                  ---------------------------------------
                                                                            2008              2007
                                                                  ---------------------------------------
                                                                      Carrying  Fair    Carrying  Fair
                                                                       Value    Value    Value    Value
                                                                  ---------------------------------------
                                                                                  (in millions)
Assets:
 Fixed maturities (1):...........................................
   Available-for-sale............................................     $ 32,835 $ 32,835 $ 40,833 $ 40,833
   Held-for-trading..............................................        1,057    1,057        -        -
 Equity securities:..............................................
   Available-for-sale............................................          201      201      148      148
 Mortgage loans on real estate...................................        9,843    9,418    9,349    9,176
 Policy loans....................................................        2,133    2,133    2,099    2,099
 Short-term investments..........................................            5        5        -        -
 Cash and cash equivalents.......................................        3,604    3,604    3,355    3,355
 Derivatives:....................................................
   Interest rate swap agreements.................................        4,424    4,424      979      979
   Cross currency rate swap agreements...........................          410      410      656      656
   Credit default swaps..........................................           12       12        1        1
   Return swap agreements........................................            -        -        1        1
   Embedded derivatives - reinsurance and participating pension
     contracts...................................................          164      164        -        -
 Separate account assets.........................................       15,645   15,645   18,949   18,949

Liabilities:
 Consumer notes..................................................        1,600    1,532    2,157    2,110
 Debt............................................................          487      474      494      529
 Guaranteed investment contracts and funding agreements..........        4,701    4,603    7,057    6,977
 Fixed rate deferred and immediate annuities.....................        8,128    8,016    8,352    8,607
 Supplementary contracts without life contingencies..............           53       51       59       42
 Derivatives:....................................................
   Interest rate swap agreements.................................        1,903    1,903      523      523
   Cross currency rate swap agreements...........................          469      469    1,017    1,017
   Credit default swaps..........................................            -        -        1        1
   Total return swap agreements..................................           12       12        -        -
   Embedded derivatives - fixed maturities.......................            7        7        4        4
   Embedded derivatives - reinsurance and participating pension
     contracts...................................................            -        -      181      181
   Foreign exchange forward agreements...........................            -        -        2        2

(1) Fixed maturities excludes leveraged leases of $1,976 million and $2,006 million at December 31, 2008 and 2007, respectively, which are carried at the net investment value calculated by accruing income at the lease's expected internal rate of return in accordance with Statement of Financial Accounting Standard No. 13, Accounting for Leases.

Effective January 1, 2008, the Company adopted SFAS No. 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 14 -- Fair Value of Financial Instruments - (continued)


SFAS No. 157 resulted in effectively creating the following two primary categories of financial instruments for the purpose of fair value disclosure.

.. Financial Instruments Measured at Fair Value and Reported in the Consolidated Balance Sheets - This category includes assets and liabilities measured at fair value on a recurring and non recurring basis. Financial instruments measured on a recurring basis include fixed maturities, equity securities, short-term investments, derivatives and separate account assets. Assets and liabilities measured at fair value on a non recurring basis include mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which an impairment is recognized.

.. Other Financial Instruments not Reported at Fair Value - This category includes assets and liabilities which do not require the additional SFAS No. 157 disclosures, as follows:

Mortgage loans on real estate - The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans - These loans are carried at unpaid principal balances, which approximates their fair values.

Cash and cash equivalents - The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

Consumer notes, guaranteed investment contracts and funding agreements - The fair value associated with these financial instruments are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Debt - The fair value of the Company's long-term debt is estimated using discounted cash flows based on the Company's incremental borrowing rates for similar type of borrowing arrangements. The carrying values for commercial paper and short-term borrowings approximate fair value.

Fixed-rate deferred and immediate annuities - The fair value of these financial instruments are estimated by projecting multiple interest rate scenarios under a risk neutral environment reflecting inputs (interest rates, volatility, etc.) observable at the valuation date.

Financial Instruments Measured at Fair Value on the Consolidated Balance Sheets

Valuation Hierarchy

Following SFAS No. 157 guidance, the Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

.. Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Included in the Level 1 category are publicly traded equities and some separate account assets.

.. Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.) and inputs that are derived from or corroborated by observable market data. Most debt securities are classified within Level 2. Also, included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate swaps, equity swaps, foreign currency forward contracts, and certain separate account assets.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 14 -- Fair Value of Financial Instruments - (continued)


.. Level 3 - Fair value measurements using significant non market observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include less liquid securities such as structured asset-backed securities, commercial mortgage-backed securities ("CBMS"), and other securities that have little or no price transparency. Embedded and complex derivative financial instruments and certain investments in real estate are also included in Level 3.

Determination of Fair Value

The valuation methodologies used to determine the fair values of assets and liabilities under the exit value approach of SFAS No. 157 reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted trade prices to determine fair value and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon valuation techniques which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Fair Value Measurements on a Recurring Basis

Fixed Maturities
For fixed maturities, including corporate, US Treasury, and municipal securities, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds. These fixed maturities are classified within Level 2. Fixed maturities for which significant pricing inputs are unobservable are classified within Level 3.

Equity Securities
Equity securities with active markets are classified within Level 1 as fair values are based on quoted market prices.

Short-term Investments
Short-term investments are comprised of securities due to mature within one year of the date of purchase that are traded in active markets, and are classified within Level 1 as fair values are based on quoted market prices. Securities such as commercial paper and discount notes are classified within Level 2 because these securities are typically not actively traded due to their short maturities and, as such, their cost generally approximates fair value.

Derivatives
The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter ("OTC") derivatives. The pricing models used are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The significant inputs to the pricing models for most OTC derivatives are inputs that are observable or can be corroborated by observable market data. Inputs that are observable generally include: interest rates, foreign currency exchange rates and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Inputs that are unobservable generally include: broker quotes, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 14 -- Fair Value of Financial Instruments - (continued)


Embedded Derivatives
As defined in SFAS Statement No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), the Company holds assets and liabilities classified as embedded derivatives in the Consolidated Balance Sheets. The fair value of embedded derivatives primarily related to reinsurance agreements is determined based on a total return swap methodology. These total return swaps are included in derivative asset on the Consolidated Balance Sheets and represents the difference between the statutory book value and fair value of the assets with ongoing changes in fair value recorded in income. The estimated fair value of the underlying assets is based on the valuation approach for similar assets described herein.

Separate Account Assets
Separate account assets are reported at fair value and reported as a summarized total on the Consolidated Balance Sheets in accordance with Statement of Position ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account. Assets owned by the Company's separate accounts primarily include: investments in mutual funds, fixed maturity securities, real estate, and short-term investments and cash and cash equivalents.

The fair value of mutual fund investments is based upon quoted market prices or reported net assets values ("NAV"). Open-ended mutual fund investments are included in Level 1. The fair values of fixed maturity securities, equity securities, short-term investments and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company's general account.

Separate account assets classified as Level 3 consist primarily of debt and equity investments in private companies which own real estate and carry it at fair value. The following is a description of the valuation methodology used to price real estate investments, including the classification pursuant to the valuation hierarchy.

The values of the real estate investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase of properties, and at two or three-year intervals thereafter, depending on the property. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of a real estate investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation, and upon the independent appraiser's review and concurrence with management. Further, these valuations have been prepared giving consideration to the income, cost and sales comparison approaches of estimating property value. These investments are classified as Level 3 by the companies owning them, and the net asset values of the companies are considered to be Level 3 by the Company.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 14 -- Fair Value of Financial Instruments - (continued)


The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis by SFAS No. 157 fair value hierarchy levels at December 31, 2008:

                                                December 31, 2008
                                  ----------------------------------------
                                  ----------------------------------------
                                        Total
                                      Fair Value Level 1  Level 2  Level 3
                                  ----------------------------------------
                                                  (in millions)
 Assets:
  Fixed maturities (1):..........
    Available-for-sale...........      $ 32,835  $      - $ 29,885 $ 2,950
    Held-for-trading.............         1,057         -    1,016      41
  Equity securities:.............
    Available-for-sale...........           201       201        -       -
  Short-term investments.........             5         -        5       -
  Derivative assets (2)..........         4,846         -    4,635     211
  Embedded derivatives (3).......           164         -      164       -
  Separate account assets (4)....        15,645    11,483    1,190   2,972
                                  ----------------------------------------
 Total assets at fair value            $ 54,753  $ 11,684 $ 36,895 $ 6,174
                                  ========================================

 Liabilities:
  Derivative liabilities (2).....         2,384         -    2,368      16
  Embedded derivatives (3).......             7         -        -       7
                                  ----------------------------------------
 Total liabilities at fair value        $ 2,391  $      - $  2,368 $    23
                                  ========================================

(1) Fixed maturities excludes leveraged leases of $1,976 million which are carried at the net investment calculated by accruing income at the lease's expected internal rate of return in accordance with Statement of Financial Accounting Standard No. 13, Accounting for Leases.

(2) Derivative assets and derivatives liabilities are amounts are presented gross in the table above to reflect the presentation in the Consolidated Balance Sheets, but are presented net for purposes of the Level 3 roll forward in the following table.

(3) Embedded derivatives are presented within derivative asset in the Consolidated Balance Sheets.

(4) Separate account assets are recorded at fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets as prescribed by SOP 03-1.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 14 -- Fair Value of Financial Instruments - (continued)


Level 3 Financial Instruments

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

                                                                                                       Net          Separate
                                                           Fixed          Equity       Net          Embedded        Account
                                                         Maturities     Securities Derivatives     Derivatives     Assets (6)
                                                     ------------------------------------------------------------------------
                                                                                     (in millions)
Balance at January 1, 2008                                $  4,576         $  4      $   (7)         $  (4)         $  2,882
 Net realized/unrealized gains (losses) included
   in:..............................................
   Net (loss) income................................         (293)  (2)       4          187   (4)      (3)    (5)      (15)
   Other comprehensive income.......................         (978)  (3)       -            -              -                -
 Purchases, issuances, (sales) and (settlements),
   net..............................................         (278)          (8)            5              -              105
 Transfers in and/or (out) of Level 3, net (1)......          (36)            -           10              -                -
                                                     ------------------------------------------------------------------------
Balance at December 31, 2008                              $  2,991         $  -       $  195         $  (7)         $  2,972
                                                     ========================================================================

Gains (losses) for the period included in earnings
  attributable to the change in unrealized gains
  (losses) relating to assets and liabilities still
  held at December 31, 2008.........................      $     34         $  -       $  187         $  (3)         $   (15)

(1) For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.

(2) This amount is included in net realized investments and other gains (losses) on the Consolidated Statements of Operations.

(3) This amount is included in accumulated other comprehensive income (loss) on the balance sheet.

(4) This amount is included in net realized investment and other gains (losses) on the statement of operations and contains unrealized gains (losses) on Level 3 derivatives held at December 31, 2008. All gains and (losses) related to Level 3 assets are classified as realized gains (losses) for the purpose of this disclosure as it is not practicable to track realized and unrealized gains (losses) separately by security.

(5) This amount is included in benefits to policyholders on the statement of operations. All gains and (losses) on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure as it is impracticable to track realized and unrealized gains (losses) separately on a contract by contract basis.

(6) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

Financial Instruments Measured at Fair Value on a Non Recurring Basis

Certain financial assets are reported at fair value on a non recurring basis, including investments such as mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which an impairment is recognized. The fair value of these securities is calculated using either models that are widely accepted in the financial services industry or the valuation of collateral underlying impaired mortgages. During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 15 -- Goodwill, Value of Business Acquired, and Other Intangible Assets

Goodwill

The changes in the carrying value of goodwill by segment were as follows:

                                                      Wealth       Corporate and
                                     Protection     Management         Other          Total
                                 ------------------------------------------------------
                                                        (in millions)
Balance at January 1, 2008......      $  1,600       $  1,253         $  156         $  3,009
Dispositions and other, net (1).             -              -           (10)             (10)
                                 ------------------------------------------------------
Balance at December 31, 2008....      $  1,600       $  1,253         $  146         $  2,999
                                 ======================================================

                                                      Wealth       Corporate and
                                     Protection     Management         Other          Total
                                 ------------------------------------------------------
                                                       (in millions)
Balance at January 1, 2007......      $  1,600       $  1,253         $  158         $  3,011
Dispositions and other, net (2).             -              -            (2)              (2)
                                 ------------------------------------------------------
Balance at December 31, 2007....      $  1,600       $  1,253         $  156         $  3,009
                                 ======================================================

   (1) The Company reduced goodwill by $10 million for excess severance accruals.

   (2) The Company reduced goodwill by $2 million for excess tax benefits associated with stock options for the year ended December 31, 2007.

The Company tests goodwill for impairment annually as of December 31 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit, which is defined as an operating segment or one level below an operating segment, below its carrying amount. There were no impairments recorded in 2008 or 2007.

Value of Business Acquired

The balance of and changes in VOBA as of and for the years ended December 31, were as follows:

                                                       December 31,
                                                ---------------------
                                                     2008        2007
                                                ---------------------
                                                    (in millions)
Balance, beginning of year.....................     $ 2,375     $ 2,502
Amortization...................................        (59)       (107)
Change in unrealized investment gains (losses).         248        (20)
                                                ---------------------
Balance, end of year...........................     $ 2,564     $ 2,375
                                                =====================

The following table provides estimated future amortization for the periods indicated:

                VOBA
            Amortization
        -----------------
            (in millions)
  2009.         $  75
  2010.            69
  2011.            74
  2012.            69
  2013.            63

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 15 -- Goodwill, Value of Business Acquired, and Other Intangible Assets - (continued)

Other Intangible Assets

Other intangible asset balances were as follows:

                                             Gross             Accumulated             Net
                                          Carrying Amount      Net Amortization    Carrying Amount
                                        --------------------------------------------------------
                                                             (in millions)
December 31, 2008
Not subject to amortization:
 Brand name............................     $    600                  -              $    600
 Investment management contracts.......          293                  -                   293
Subject to amortization:
 Distribution networks.................          397                 27                   370
 Other investment management contracts.           64                 21                    43
                                        --------------------------------------------------------
Total..................................     $  1,354              $  48              $  1,306
                                        ========================================================

December 31, 2007
Not subject to amortization:
 Brand name............................     $    600                  -              $    600
 Investment management contracts.......          293                  -                   293
Subject to amortization:
 Distribution networks.................          397                 19                   378
 Other investment management contracts.           64                 17                    47
                                        --------------------------------------------------------
Total..................................     $  1,354              $  36              $  1,318
                                        ========================================================

Amortization expense (net of tax) for other intangible assets were $8 million, $8 million, and $7 million for the years ended December 31, 2008, 2007, and 2006, respectively. Amortization expense for other intangible assets is expected to be approximately $9 million in 2009, $9 million in 2010, $10 million in 2011, $11 million in 2012, and $12 million in 2013.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 16 -- Certain Separate Accounts

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below.

The assets supporting the variable portion of variable annuities are carried at fair value and reported on the Consolidated Balance Sheets as total separate account assets with an equivalent total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue, and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Company's Consolidated Statements of Operations. In 2008 and 2007, there were no gains or losses on transfers of assets from the general account to the separate account.

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The following table reflects variable life insurance contracts with guarantees held by the Company:

                                                    December 31,
                                                   -----------------------------
                                                    2008           2007
                                                   -----------------------------
                                                   (in millions, except for age)
Life insurance contracts with guaranteed benefits
 In the event of death............................
 Account value.................................... $ 5,180        $ 7,312
 Net amount at risk related to deposits...........     532             56
 Average attained age of contract holders.........      47             46

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death and income benefits. Guaranteed Minimum Death Benefit ("GMDB") features guarantee the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary.

The Company sold contracts with Guaranteed Minimum Income Benefit ("GMIB") riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 16 -- Certain Separate Accounts - (continued)

The Company had the following variable annuity contracts with guarantees. Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

                                                           December 31,
                                                         -------------------------------------------
                                                           2008                  2007
                                                         -------------------------------------------
                                                         (in millions, except for ages and percents)

     Guaranteed Minimum Death Benefit
      Return of net deposits............................
      In the event of death.............................
        Account value................................... $  1,340              $  2,310
        Net amount at risk..............................      120                    30
        Average attained age of contract holders........       64                    65

      Return of net deposits plus a minimum return......
      In the event of death.............................
        Account value................................... $    347              $    679
        Net amount at risk..............................      309                   157
        Average attained age of contract holders........       67                    66
        Guaranteed minimum return rate..................       5%                    5%

      Highest specified anniversary account value minus.
      withdrawals post anniversary......................
      In the event of death.............................
        Account value................................... $    436              $    780
        Net amount at risk..............................      208                    47
        Average attained age of contract holders........       61                    63

     Guaranteed Minimum Income Benefit
        Account value................................... $    101              $    194
        Net amount at risk..............................       51                    17
        Average attained age of contract holders........       61                    60

Account balances of variable contracts with guarantees invest in various separate accounts with the following characteristics:

                          December 31,
                      ----------------------
                         2008       2007
                      ----------------------
                          (in millions)
Type of Fund
Domestic Equity......   $  3,154  $   5,262
International Equity.        502        894
Balanced.............      1,045      2,104
Bonds................      1,276      1,518
Money Market.........        540        434
                      ----------------------
   Total.............   $  6,517  $  10,212
                      ======================

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 16 -- Certain Separate Accounts - (continued)


The following table summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                Guaranteed   Guaranteed
                                 Minimum      Minimum
                                  Death        Income
                                 Benefit      Benefit
                                  (GMDB)       (GMIB)     Total
                              ---------------------------------
                                        (in millions)
Balance at January 1, 2008...     $ 51         $ 4       $ 55
Incurred guarantee benefits..     (16)           -       (16)
Other reserve changes........       38           -         38
                              ---------------------------------
Balance at December 31, 2008.     $ 73         $ 4       $ 77
Balance at January 1, 2007...     $ 47         $ 3       $ 50
Other reserve changes........        4           1          5
                              ---------------------------------
Balance at December 31, 2007.     $ 51         $ 4       $ 55

The GMDB gross reserve, was determined in accordance with AICPA Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The GMIB gross reserve held is equal to the accumulation of fees collected on this rider.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the amounts above at December 31, 2008 and 2007:

  . Data used included 1,000 stochastically generated investment performance scenarios.

  . For life products, reserves were established using stochastic modeling of future separate account returns and best estimate mortality, lapse, and premium persistency assumptions, which vary by product.

  . Mean return and volatility assumptions were determined for each of the asset classes noted above.

  . Annuity mortality was based on the 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

  . Annuity base lapse rates vary by contract type and duration and ranged from 2% to 29%.

  .  The discount rate used was 6.5% for SOP No. 03-01 calculations.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 17 -- Deferred Policy Acquisition Costs and Deferred Sales Inducements

The balance of and changes in deferred policy acquisition costs as of and for the years ended December 31, were as follows:

                                                         December 31,
                                                      --------------------------
                                                       2008          2007
                                                      --------------------------
                                                        (in millions)
Balance, beginning of year........................... $ 1,054        $   853
Capitalization.......................................     303            257
Amortization.........................................     (7)           (55)
Change in unrealized investment gains and losses.....     121            (1)
                                                      --------------------------
Balance, end of year................................. $ 1,471        $ 1,054
                                                      ==========================

The balance of and changes in deferred sales inducements as of and for the years ended December 31, were as follows:

                                                         December 31,
                                                      --------------------------
                                                       2008          2007
                                                      --------------------------
                                                        (in millions)
Balance, beginning of year...........................   $  49          $  37
Capitalization.......................................      19             17
Amortization.........................................      14            (5)
                                                      --------------------------
Balance, end of year.................................   $  82          $  49
                                                      ==========================

Note 18 -- Share-Based Payments

The Company participates in the stock compensation plans of MFC. The Company uses the Black-Scholes-Merton option pricing model to estimate the value of stock options granted to employees. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. GAAP, is recorded in the accounts of the Company in other operating costs and expenses.

Stock Options (ESOP)

Under MFC's Executive Stock Option Plan ("ESOP"), stock options are granted to selected individuals. Options provide the holder with the right to purchase common shares at an exercise price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 74 million common shares have been reserved for issuance under the ESOP.

MFC grants Deferred Share Units ("DSUs") under the ESOP and the Stock Plan for Non-Employee Directors. Under the ESOP, the holder is entitled to receive cash payment equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. These DSUs vested over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on MFC's common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs. Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director's retainer and fees in DSUs or common shares in lieu of cash. Upon termination of board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account or, at his or her direction, an equivalent number of common shares. A total of one million common shares of MFC have been reserved for issuance under the Stock Plan for Non-Employee Directors. In 2008, 2007 and 2006, 217,000, 191,000, and 181,000 DSUs, respectively, were issued to certain employees who elected to defer receipt of all or part of their annual bonus. Also in 2008 and 2007, 270,000 and 260,000, DSUs were issued to certain employees who elected to defer payment of all or part of their 2004 restricted share units. Restricted share units are discussed below. The DSUs issued in 2008, 2007 and 2006 vested immediately upon grant. The Company recorded compensation expense for stock options granted of $3 million, $2 million, and $2 million for the years ended December 31, 2008, 2007, and 2006, respectively.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 18 -- Share-Based Payments - (continued)


Global Share Ownership Plan (GSOP)

Effective January 1, 2001, MFC established the Global Share Ownership Plan ("GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors. Under the GSOP, qualifying employees can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match a percentage of the employee's eligible contributions to certain maximums. MFC's contributions vest immediately. All contributions are used by the GSOP's trustee to purchase common shares in the open market.

Restricted Share Unit Plan (RSU)

In 2003, MFC established the Restricted Share Unit ("RSU") Plan. For the years ended December 31, 2008, 2007, and 2006, 1.8 million, 1.5 million and
1.6 million RSUs, respectively, were granted to certain eligible employees under this plan. For the years ended December 31, 2008, 2007, and 2006, the Company granted 0.3 million RSUs per year, to certain eligible employees. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest three years from the grant date, subject to performance conditions, and the related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The Company's compensation expense related to RSUs was $10 million, $12 million, and $8 million for the years ended December 31, 2008, 2007, and 2006, respectively.

Note 19 -- Subsequent Events

On March 30, 2009, the Company purchased a $500 million demand note issued by MFC. The note was priced at LIBOR plus 185 basis points and has a maturity date of September 30, 2009.

                                      AUDITED FINANCIAL STATEMENTS

                                      John Hancock Variable Annuity Account H of
                                      John Hancock Life Insurance Company
                                      December 31, 2008

                   John Hancock Variable Annuity Account H of
                       John Hancock Life Insurance Company

                          Audited Financial Statements

                                December 31, 2008

                                    CONTENTS

Report of Ernst & Young LLP, Independent Registered Public
   Accounting Firm..........................................................   1
Statement of Assets and Liabilities.........................................   2
Statement of Operations and Changes in Contract Owners' Equity..............   7
Notes to Financial Statements...............................................  18

                              (ERNST & YOUNG LOGO)

                                                            ERNST & YOUNG LLP
                                                            200 Clarendon Street
                                                            Boston, MA 02116

                                                            Tel: +1 617 266 2000
                                                            Fax: +1 617 266 5843
                                                            www.ey.com

           REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM

To the Contract Owners of
John Hancock Variable Annuity Account H of John Hancock Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account H (the "Account") comprising of the following sub-accounts,

500 Index Fund B Series NAV
Active Bond Series NAV
Blue Chip Series NAV
Bond Index Series NAV
Brandes International
Business Opportunities Value
Capital Appreciation Series NAV
Equity Income Series NAV
Financial Services Series NAV
Frontier Capital Appreciation
Global Bond Series NAV
Health Series NAV
High Yield Series NAV
International Equity Index Series NAV
Lifestyle Balanced Series NAV
Mid Cap Index Series NAV
Mid Cap Stock Series NAV
Mid Cap Value B Series NAV
Money Market Series NAV
Optimized All Cap Series NAV
Overseas Equity B Series NAV
Real Estate Securities Series NAV
Short-Term Bond Series NAV
Small Cap Emerging Growth Series NAV
Small Cap Index Series NAV
Small Cap Value Series NAV
Total Return Series NAV
Total Stock Index Series NAV
Turner Core Growth
US Government Series NAV

as of December 31, 2008, and the related statement of operations and changes in contract owners' equity for the above mentioned sub-accounts and for the Growth & Income Series NAV and Managed Series NAV sub-accounts (the "closed sub-accounts") for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying Portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Variable Annuity Account H at December 31, 2008, and the results of their and the closed sub-accounts' operations and changes in contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

March 31, 2009

                                   A member firm of Ernst & Young Global Limited

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       500 Index     Active Bond     Blue Chip     Bond Index                      Business
                                         Fund B         Series         Series        Series        Brandes      Opportunities
                                       Series NAV        NAV            NAV           NAV       International       Value
                                      ------------   ------------   -----------   -----------   -------------   -------------
TOTAL ASSETS
Investments at fair value             $ 79,585,093   $ 89,821,569   $34,037,326   $48,672,810      $332,915        $117,663
                                      ============   ============   ===========   ===========      ========        ========
NET ASSETS
Contracts in accumulation             $ 79,533,905   $ 89,819,053   $34,011,264   $48,672,810      $332,915        $117,663
Contracts in payout (annuitization)         51,188          2,516        26,062            --            --              --
                                      ------------   ------------   -----------   -----------      --------        --------
Total net assets                      $ 79,585,093   $ 89,821,569   $34,037,326   $48,672,810      $332,915        $117,663
                                      ============   ============   ===========   ===========      ========        ========
Units outstanding                        5,830,921      8,022,042     5,965,297     3,391,215        25,336          10,362
Unit value                            $      13.65   $      11.20   $      5.71   $     14.35      $  13.14        $  11.36
Shares                                   7,080,524     11,355,445     2,789,945     4,931,389        35,266          15,301
Cost                                  $106,442,404   $109,106,295   $45,814,812   $49,435,217      $619,672        $189,622

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                         Capital
                                      Appreciation      Equity       Financial      Frontier     Global Bond
                                         Series         Income        Services       Capital        Series        Health
                                          NAV         Series NAV     Series NAV   Appreciation        NAV       Series NAV
                                      ------------   ------------   -----------   ------------   ------------   -----------
TOTAL ASSETS
Investments at fair value              $12,918,703   $ 67,108,430   $10,143,228     $248,000      $24,435,665   $ 9,953,312
                                       ===========   ============   ===========     ========      ===========   ===========
NET ASSETS
Contracts in accumulation              $12,918,703   $ 67,108,430   $10,126,596     $248,000      $24,428,179   $ 9,953,312
Contracts in payout (annuitization)             --             --        16,632           --            7,486            --
                                       -----------   ------------   -----------     --------      -----------   -----------
Total net assets                       $12,918,703   $ 67,108,430   $10,143,228     $248,000      $24,435,665   $ 9,953,312
                                       ===========   ============   ===========     ========      ===========   ===========
Units outstanding                        4,486,491      6,276,473     1,025,446       23,273        1,752,359       871,437
Unit value                             $      2.88   $      10.69   $      9.89     $  10.66      $     13.94   $     11.42
Shares                                   2,060,399      6,758,150     1,348,834       17,997        1,695,743       959,818
Cost                                   $18,382,772   $107,556,617   $18,603,058     $397,865      $25,979,813   $14,126,295

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                    International
                                       High Yield      Equity         Lifestyle      Mid Cap      Mid Cap       Mid Cap
                                         Series         Index         Balanced        Index        Stock        Value B
                                          NAV        Series NAV      Series NAV    Series NAV    Series NAV   Series  NAV
                                      -----------   -------------   ------------   ----------   -----------   -----------
TOTAL ASSETS
Investments at fair value             $17,015,333    $28,798,270    $148,919,340   $4,806,828   $18,769,156   $18,599,922
                                      ===========    ===========    ============   ==========   ===========   ===========
NET ASSETS
Contracts in accumulation             $17,015,333    $28,760,380    $148,846,890   $4,806,828   $18,769,156   $18,599,922
Contracts in payout (annuitization)            --         37,890          72,450           --            --            --
                                      -----------    -----------    ------------   ----------   -----------   -----------
Total net assets                      $17,015,333    $28,798,270    $148,919,340   $4,806,828   $18,769,156   $18,599,922
                                      ===========    ===========    ============   ==========   ===========   ===========
Units outstanding                       2,029,450      2,650,472      17,453,848      529,500       920,839     1,308,849
Unit value                            $      8.38    $     10.87    $       8.53   $     9.08   $     20.38   $     14.21
Shares                                  2,903,641      2,580,490      17,316,202      450,499     2,140,155     2,767,845
Cost                                  $26,649,828    $47,270,518    $156,625,870   $7,783,777   $32,279,512   $32,180,104

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                                  Real Estate                  Small Cap
                                                       Optimized      Overseas     Securities    Short-Term     Emerging
                                      Money Market      All Cap       Equity B       Series         Bond         Growth
                                       Series NAV     Series NAV     Series NAV       NAV        Series NAV    Series NAV
                                      ------------   ------------   -----------   -----------   -----------   -----------
TOTAL ASSETS
Investments at fair value             $127,243,819   $ 67,620,147   $24,758,259   $20,584,574   $32,530,291   $18,244,098
                                      ============   ============   ===========   ===========   ===========   ===========
NET ASSETS
Contracts in accumulation             $127,195,361   $ 67,588,135   $24,758,259   $20,577,058   $32,530,291   $18,244,098
Contracts in payout (annuitization)         48,458         32,012            --         7,516            --            --
                                      ------------   ------------   -----------   -----------   -----------   -----------
Total net assets                      $127,243,819   $ 67,620,147   $24,758,259   $20,584,574   $32,530,291   $18,244,098
                                      ============   ============   ===========   ===========   ===========   ===========
Units outstanding                       11,506,722     12,782,368     2,763,823     1,347,703     2,802,705     2,225,876
Unit value                            $      11.06   $       5.29   $      8.96   $     15.27   $     11.61   $      8.20
Shares                                 127,243,819      7,826,406     3,341,196     2,915,662     4,667,187     2,952,119
Cost                                  $127,243,819   $112,656,845   $38,920,073   $47,352,693   $45,019,912   $27,723,438

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       Small Cap    Small Cap    Total Return   Total Stock    Turner
                                         Index        Value         Series         Index        Core     US Government
                                      Series NAV    Series NAV        NAV        Series NAV    Growth      Series NAV
                                      ----------   -----------   ------------   -----------   --------   -------------
TOTAL ASSETS
Investments at fair value             $6,200,013   $41,801,201    $21,468,826   $31,835,841   $153,966      $310,561
                                      ==========   ===========    ===========   ===========   ========      ========
NET ASSETS
Contracts in accumulation             $6,200,013   $41,723,323    $21,468,826   $31,835,841   $153,966      $310,561
Contracts in payout (annuitization)           --        77,878             --            --         --            --
                                      ----------   -----------    -----------   -----------   --------      --------
Total net assets                      $6,200,013   $41,801,201    $21,468,826   $31,835,841   $153,966      $310,561
                                      ==========   ===========    ===========   ===========   ========      ========
Units outstanding                        674,900     2,001,824      1,822,105     3,331,976     21,827        27,286
Unit value                            $     9.19   $     20.88    $     11.78   $      9.55   $   7.05      $  11.38
Shares                                   676,857     3,563,615      1,598,572     3,994,459     15,873        25,624
Cost                                  $9,734,732   $65,417,824    $21,951,947   $43,263,104   $257,431      $339,233

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                500 Index Fund
                                                 B Series NAV          Active Bond Series NAV       Blue Chip Series NAV
                                         --------------------------  --------------------------  --------------------------
                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $  2,471,355  $  5,839,448  $  5,897,154  $ 13,440,790  $    205,393  $    635,016
Expenses:
   Mortality and expense risk and
      administrative charges               (1,639,164)   (2,548,485)   (1,519,236)   (1,970,372)     (722,054)   (1,007,921)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)                  832,191     3,290,963     4,377,918    11,470,418      (516,661)     (372,905)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        859,354            --            --            --     1,009,539            --
   Net realized gain (loss)                 1,984,696    14,154,669    (3,944,050)      558,104     1,523,450     4,235,802
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses)                     2,844,050    14,154,669    (3,944,050)      558,104     2,532,989     4,235,802
                                         ------------  ------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (60,929,359)   (8,903,088)  (13,999,390)   (7,863,325)  (31,311,752)    4,559,373
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (57,253,118)    8,542,544   (13,565,522)    4,165,197   (29,295,424)    8,422,270
                                         ------------  ------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          647,058     1,134,822       380,278       805,774       348,780       576,186
   Transfers between sub-accounts
      and the company                      (9,355,673)   (5,690,724)   (7,157,503)   (1,421,085)   (2,140,042)    3,187,622
   Withdrawals                            (32,929,413)  (41,157,236)  (31,956,517)  (31,286,496)  (11,229,247)  (15,180,881)
   Annual contract fee                       (205,242)     (299,398)     (149,430)     (188,535)      (91,597)     (118,548)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (41,843,270)  (46,012,536)  (38,883,172)  (32,090,342)  (13,112,106)  (11,535,621)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (99,096,388)  (37,469,992)  (52,448,694)  (27,925,145)  (42,407,530)   (3,113,351)
Contract owners' equity at beginning
   of period                              178,681,481   216,151,473   142,270,263   170,195,408    76,444,856    79,558,207
                                         ------------  ------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 79,585,093  $178,681,481  $ 89,821,569  $142,270,263  $ 34,037,326  $ 76,444,856
                                         ============  ============  ============  ============  ============  ============

                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, beginning of period                  8,076,493    10,122,042    11,207,852    13,759,936     7,628,173     8,875,736
Units issued                                  176,188       176,833       182,890       278,435       410,707       490,014
Units redeemed                              2,421,760     2,222,382     3,368,700     2,830,519     2,073,583     1,737,577
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, end of period                        5,830,921     8,076,493     8,022,042    11,207,852     5,965,297     7,628,173
                                         ============  ============  ============  ============  ============  ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 Business
                                            Bond Index Series NAV    Brandes International  Opportunities Value
                                         --------------------------  ---------------------  -------------------
                                             2008          2007         2008        2007       2008      2007
                                         ------------  ------------  ----------  ---------  ---------  --------
Income:
   Dividend distributions received       $  2,621,010  $  6,589,926   $  15,700  $  16,646  $     117  $  1,999
Expenses:
   Mortality and expense risk and
      administrative charges                 (727,359)     (838,281)     (7,866)   (12,235)    (3,367)   (3,836)
                                         ------------  ------------   ---------  ---------  ---------  --------
Net investment income (loss)                1,893,651     5,751,645       7,834      4,411     (3,250)   (1,837)
                                         ------------  ------------   ---------  ---------  ---------  --------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --      41,965    114,278      7,998    22,912
   Net realized gain (loss)                  (671,896)     (201,719)    (96,941)   143,655    (39,485)    7,575
                                         ------------  ------------   ---------  ---------  ---------  --------
Realized gains (losses)                      (671,896)     (201,719)    (54,976)   257,933    (31,487)   30,487
                                         ------------  ------------   ---------  ---------  ---------  --------
Unrealized appreciation (depreciation)
   during the period                        1,025,288    (1,918,054)   (250,021)  (205,897)   (56,442)  (26,338)
                                         ------------  ------------   ---------  ---------  ---------  --------
Net increase (decrease) in contract
   owners' equity from operations           2,247,043     3,631,872    (297,163)    56,447    (91,179)    2,312
                                         ------------  ------------   ---------  ---------  ---------  --------
Changes from principal transactions:
   Purchase payments                          150,420       396,815       2,892      7,969         --        --
   Transfers between sub-accounts and
      the company                          (2,370,890)    1,055,513     (55,052)   207,856    (77,737)  108,584
   Withdrawals                            (14,211,012)  (12,121,328)   (137,633)  (239,714)   (20,980)   (3,064)
   Annual contract fee                        (83,310)      (91,711)       (676)    (1,043)      (251)     (282)
                                         ------------  ------------   ---------  ---------  ---------  --------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (16,514,792)  (10,760,711)   (190,469)   (24,932)   (98,968)  105,238
                                         ------------  ------------   ---------  ---------  ---------  --------
Total increase (decrease) in contract
   owners' equity                         (14,267,749)   (7,128,839)   (487,632)    31,515   (190,147)  107,550
Contract owners' equity at beginning of
   period                                  62,940,559    70,069,398     820,547    789,032    307,810   200,260
                                         ------------  ------------   ---------  ---------  ---------  --------
Contract owners' equity at end of
   period                                $ 48,672,810  $ 62,940,559   $ 332,915  $ 820,547  $ 117,663  $307,810
                                         ============  ============   =========  =========  =========  ========

                                             2008          2007         2008        2007       2008      2007
                                         ------------  ------------  ----------  ---------  ---------  --------
Units, beginning of period                  4,562,916     5,357,519      37,567     38,796     18,128    11,968
Units issued                                  313,379       284,833       2,980     17,641        305    14,334
Units redeemed                              1,485,080     1,079,436      15,211     18,870      8,071     8,174
                                         ------------  ------------   ---------  ---------  ---------  --------
Units, end of period                        3,391,215     4,562,916      25,336     37,567     10,362    18,128
                                         ============  ============   =========  =========  =========  ========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Capital                                                Financial
                                          Appreciation Series NAV    Equity Income Series NAV      Services Series NAV
                                         -------------------------  --------------------------  -------------------------
                                             2008          2007         2008          2007          2008         2007
                                         ------------  -----------  ------------  ------------  ------------  -----------
Income:
   Dividend distributions received       $     95,972  $   107,818  $  2,395,530  $  4,765,659  $    143,745  $   405,834
Expenses:
   Mortality and expense risk and
      administrative charges                 (261,762)    (377,230)   (1,392,313)   (2,114,359)     (222,068)    (400,676)
                                         ------------  -----------  ------------  ------------  ------------  -----------
Net investment income (loss)                 (165,790)    (269,412)    1,003,217     2,651,300       (78,323)       5,158
                                         ------------  -----------  ------------  ------------  ------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received             --      128,986     2,948,230    17,952,182     1,068,729    3,965,269
   Net realized gain (loss)                  (413,558)     544,005    (6,298,023)    5,225,733    (1,296,050)   2,443,595
                                         ------------  -----------  ------------  ------------  ------------  -----------
Realized gains (losses)                      (413,558)     672,991    (3,349,793)   23,177,915      (227,321)   6,408,864
                                         ------------  -----------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation)
   during the period                       (8,530,953)   2,508,060   (43,578,706)  (21,630,153)   (9,490,983)  (8,732,972)
                                         ------------  -----------  ------------  ------------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations          (9,110,301)   2,911,639   (45,925,282)    4,199,062    (9,796,627)  (2,318,950)
                                         ------------  -----------  ------------  ------------  ------------  -----------
Changes from principal transactions:
   Purchase payments                          176,405      236,840       497,206       967,460        76,479      121,865
   Transfers between sub-accounts and
      the company                          (1,428,258)     367,585    (8,997,790)   (1,409,765)     (981,271)    (750,492)
   Withdrawals                             (4,698,711)  (6,433,956)  (22,782,472)  (32,086,443)   (4,268,024)  (6,787,099)
   Annual contract fee                        (30,691)     (41,027)     (186,512)     (260,245)      (30,765)     (48,780)
                                         ------------  -----------  ------------  ------------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (5,981,255)  (5,870,558)  (31,469,568)  (32,788,993)   (5,203,581)  (7,464,506)
                                         ------------  -----------  ------------  ------------  ------------  -----------
Total increase (decrease) in contract
   owners' equity                         (15,091,556)  (2,958,919)  (77,394,850)  (28,589,931)  (15,000,208)  (9,783,456)
Contract owners' equity at beginning of
   period                                  28,010,259   30,969,178   144,503,280   173,093,211    25,143,436   34,926,892
                                         ------------  -----------  ------------  ------------  ------------  -----------
Contract owners' equity at end of
   period                                $ 12,918,703  $28,010,259  $ 67,108,430  $144,503,280  $ 10,143,228  $25,143,436
                                         ============  ===========  ============  ============  ============  ===========

                                             2008          2007         2008          2007          2008         2007
                                         ------------  -----------  ------------  ------------  ------------  -----------
Units, beginning of period                  6,087,231    7,460,983     8,546,529    10,448,909     1,386,714    1,771,095
Units issued                                  343,762      351,547       178,758       163,092       108,623       64,154
Units redeemed                              1,944,502    1,725,299     2,448,814     2,065,472       469,891      448,535
                                         ------------  -----------  ------------  ------------  ------------  -----------
Units, end of period                        4,486,491    6,087,231     6,276,473     8,546,529     1,025,446    1,386,714
                                         ============  ===========  ============  ============  ============  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Frontier Capital
                                             Appreciation      Global Bond Series NAV    Growth & Income Series NAV
                                         -------------------  ------------------------  ---------------------------
                                           2008       2007       2008          2007         2008           2007
                                         ---------  --------  -----------  -----------  -------------  ------------
Income:
   Dividend distributions received       $      --  $     --  $   203,395  $ 2,154,264  $     728,780  $  3,388,014
Expenses:
   Mortality and expense risk and
      administrative charges                (5,682)   (5,911)    (411,756)    (379,336)      (598,323)   (2,470,805)
                                         ---------  --------  -----------  -----------  -------------  ------------
Net investment income (loss)                (5,682)   (5,911)    (208,361)   1,774,928        130,457       917,209
                                         ---------  --------  -----------  -----------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received      11,736    40,852           --           --             --    17,455,627
   Net realized gain (loss)                (43,499)   19,873     (404,184)    (295,624)     4,848,771     7,094,070
                                         ---------  --------  -----------  -----------  -------------  ------------
Realized gains (losses)                    (31,763)   60,725     (404,184)    (295,624)     4,848,771    24,549,697
                                         ---------  --------  -----------  -----------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (168,013)  (29,620)  (1,658,307)     690,187    (20,173,611)  (19,380,488)
                                         ---------  --------  -----------  -----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (205,458)   25,194   (2,270,852)   2,169,491    (15,194,383)    6,086,418
                                         ---------  --------  -----------  -----------  -------------  ------------
Changes from principal transactions:
   Purchase payments                         2,500     1,175      164,991      187,551        339,608       973,331
   Transfers between sub-accounts and
      the company                          (62,702)  222,748    7,321,713     (691,544)  (147,154,308)   (4,628,819)
   Withdrawals                             (30,017)  (13,676)  (9,046,486)  (5,722,735)   (11,046,476)  (38,759,873)
   Annual contract fee                        (293)     (282)     (48,209)     (47,498)       (59,752)     (223,567)
                                         ---------  --------  -----------  -----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (90,512)  209,965   (1,607,991)  (6,274,226)  (157,920,928)  (42,638,928)
                                         ---------  --------  -----------  -----------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (295,970)  235,159   (3,878,843)  (4,104,735)  (173,115,311)  (36,552,510)
Contract owners' equity at beginning of
   period                                  543,970   308,811   28,314,508   32,419,243    173,115,311   209,667,821
                                         ---------  --------  -----------  -----------  -------------  ------------
Contract owners' equity at end of
   period                                $ 248,000  $543,970  $24,435,665  $28,314,508  $          --  $173,115,311
                                         =========  ========  ===========  ===========  =============  ============

                                           2008       2007       2008          2007         2008           2007
                                         ---------  --------  -----------  -----------  -------------  ------------
Units, beginning of period                  30,701    18,288    1,919,276    2,367,082     17,904,569    22,330,951
Units issued                                 2,487    20,932      903,703      218,896         32,935       156,161
Units redeemed                               9,915     8,519    1,070,620      666,702     17,937,504     4,582,543
                                         ---------  --------  -----------  -----------  -------------  ------------
Units, end of period                        23,273    30,701    1,752,359    1,919,276             --    17,904,569
                                         =========  ========  ===========  ===========  =============  ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 International Equity
                                             Health Series NAV       High Yield Series NAV         Index Series NAV
                                         ------------------------  -------------------------  --------------------------
                                             2008         2007         2008          2007         2008          2007
                                         -----------  -----------  ------------  -----------  ------------  ------------
Income:
   Dividend distributions received       $        --  $        --  $  2,174,801  $ 4,697,207  $  1,232,393  $  3,880,885
Expenses:
   Mortality and expense risk and
      administrative charges                (192,075)    (228,670)     (333,029)    (487,542)     (685,679)     (993,695)
                                         -----------  -----------  ------------  -----------  ------------  ------------
Net investment income (loss)                (192,075)    (228,670)    1,841,772    4,209,665       546,714     2,887,190
                                         -----------  -----------  ------------  -----------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received       360,650    3,455,529            --           --       540,218     7,522,528
   Net realized gain (loss)                 (215,218)     785,919    (1,277,676)     571,850     2,964,985     5,658,598
                                         -----------  -----------  ------------  -----------  ------------  ------------
Realized gains (losses)                      145,432    4,241,448    (1,277,676)     571,850     3,505,203    13,181,126
                                         -----------  -----------  ------------  -----------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (5,270,755)  (1,384,890)   (8,539,408)  (4,588,057)  (33,159,273)   (6,001,021)
                                         -----------  -----------  ------------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (5,317,398)   2,627,888    (7,975,312)     193,458   (29,107,356)   10,067,295
                                         -----------  -----------  ------------  -----------  ------------  ------------
Changes from principal transactions:
   Purchase payments                         107,533      126,018       107,385      302,587       293,606       463,184
   Transfers between sub-accounts and
      the company                           (702,961)   1,769,478    (2,055,450)    (378,045)   (6,073,010)    5,456,358
   Withdrawals                            (2,984,033)  (3,398,793)   (6,004,142)  (7,199,074)  (13,684,362)  (11,912,294)
   Annual contract fee                       (26,423)     (29,929)      (43,444)     (60,938)      (92,236)     (130,078)
                                         -----------  -----------  ------------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (3,605,884)  (1,533,226)   (7,995,651)  (7,335,470)  (19,556,002)   (6,122,830)
                                         -----------  -----------  ------------  -----------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (8,923,282)   1,094,662   (15,970,963)  (7,142,012)  (48,663,358)    3,944,465
Contract owners' equity at beginning of
   period                                 18,876,594   17,781,932    32,986,296   40,128,308    77,461,628    73,517,163
                                         -----------  -----------  ------------  -----------  ------------  ------------
Contract owners' equity at end of
   period                                $ 9,953,312  $18,876,594  $ 17,015,333  $32,986,296  $ 28,798,270  $ 77,461,628
                                         ===========  ===========  ============  ===========  ============  ============

                                             2008         2007         2008          2007         2008          2007
                                         -----------  -----------  ------------  -----------  ------------  ------------
Units, beginning of period                 1,144,413    1,257,471     2,742,002    3,351,026     3,953,905     4,273,258
Units issued                                 117,074      179,048       195,151      186,353       240,266       587,843
Units redeemed                               390,050      292,106       907,703      795,377     1,543,699       907,196
                                         -----------  -----------  ------------  -----------  ------------  ------------
Units, end of period                         871,437    1,144,413     2,029,450    2,742,002     2,650,472     3,953,905
                                         ===========  ===========  ============  ===========  ============  ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Lifestyle
                                           Balanced         Managed Series NAV      Mid Cap Index Series NAV
                                          Series NAV   ---------------------------  ------------------------
                                             2008           2008          2007         2008         2007
                                         ------------  -------------  ------------  -----------  -----------
Income:
   Dividend distributions received       $  6,460,384  $   1,324,741  $ 16,220,937  $    75,529  $   170,051
Expenses:
   Mortality and expense risk and
      administrative charges                 (276,976)    (2,378,641)   (3,947,419)    (102,464)    (154,308)
                                         ------------  -------------  ------------  -----------  -----------
Net investment income (loss)                6,183,408     (1,053,900)   12,273,518      (26,935)      15,743
                                         ------------  -------------  ------------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received             --      1,385,250     5,606,113      223,184    1,519,674
   Net realized gain (loss)                  (478,249)   (53,178,858)    4,373,844     (768,340)     419,009
                                         ------------  -------------  ------------  -----------  -----------
Realized gains (losses)                      (478,249)   (51,793,608)    9,979,957     (545,156)   1,938,683
                                         ------------  -------------  ------------  -----------  -----------
Unrealized appreciation (depreciation)
   during the period                       (7,706,531)     1,985,441   (19,378,182)  (2,778,144)  (1,271,690)
                                         ------------  -------------  ------------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations          (2,001,372)   (50,862,067)    2,875,293   (3,350,235)     682,736
                                         ------------  -------------  ------------  -----------  -----------
Changes from principal transactions:
   Purchase payments                           50,359      1,005,507     1,558,566       48,177       59,060
   Transfers between sub-accounts and
      the company                         156,266,568   (175,853,539)  (11,595,888)    (450,080)   1,146,080
   Withdrawals                             (5,364,263)   (45,749,810)  (64,126,561)  (3,135,916)  (1,325,313)
   Annual contract fee                        (31,952)      (215,328)     (347,083)     (13,517)     (23,343)
                                         ------------  -------------  ------------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           150,920,712   (220,813,170)  (74,510,966)  (3,551,336)    (143,516)
                                         ------------  -------------  ------------  -----------  -----------
Total increase (decrease) in contract
   owners' equity                         148,919,340   (271,675,237)  (71,635,673)  (6,901,571)     539,220
Contract owners' equity at beginning of
   period                                          --    271,675,237   343,310,910   11,708,399   11,169,179
                                         ------------  -------------  ------------  -----------  -----------
Contract owners' equity at end of
   period                                $148,919,340  $          --  $271,675,237  $ 4,806,828  $11,708,399
                                         ============  =============  ============  ===========  ===========

                                             2008           2008          2007         2008         2007
                                         ------------  -------------  ------------  -----------  -----------
Units, beginning of period                         --     24,577,276    31,302,772      817,169      825,017
Units issued                               18,478,717        149,659        85,232       88,987      135,183
Units redeemed                              1,024,869     24,726,935     6,810,728      376,656      143,031
                                         ------------  -------------  ------------  -----------  -----------
Units, end of period                       17,453,848             --    24,577,276      529,500      817,169
                                         ============  =============  ============  ===========  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          Mid Cap Stock Series NAV   Mid Cap Value B Series NAV    Money Market Series NAV
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $         --  $      3,826  $    343,228  $    991,730  $   2,461,015  $  4,774,473
Expenses:
   Mortality and expense risk and
      administrative charges                 (410,517)     (572,953)     (396,278)     (626,033)    (1,511,048)   (1,281,997)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                 (410,517)     (569,127)      (53,050)      365,697        949,967     3,492,476
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        977,426    11,251,764       682,116     9,583,357             --            --
   Net realized gain (loss)                   260,694     3,672,644    (3,402,614)    1,726,811         58,156         6,353
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                     1,238,120    14,924,408    (2,720,498)   11,310,168         58,156         6,353
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (18,531,638)   (5,671,464)   (9,100,267)  (11,724,864)            --            --
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (17,704,035)    8,683,817   (11,873,815)      (48,999)     1,008,123     3,498,829
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                          146,296       258,301       187,923       252,414        396,572       848,221
   Transfers between sub-accounts and
      the company                          (4,908,080)    3,212,731    (4,057,367)     (908,575)   132,551,934    71,108,058
   Withdrawals                             (5,300,462)   (9,020,018)   (5,664,676)   (8,303,610)  (113,470,823)  (65,503,662)
   Annual contract fee                        (54,087)      (68,866)      (53,099)      (79,727)      (143,394)     (123,638)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (10,116,333)   (5,617,852)   (9,587,219)   (9,039,498)    19,334,289     6,328,979
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (27,820,368)    3,065,965   (21,461,034)   (9,088,497)    20,342,412     9,827,808
Contract owners' equity at beginning of
   period                                  46,589,524    43,523,559    40,060,956    49,149,453    106,901,407    97,073,599
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 18,769,156  $ 46,589,524  $ 18,599,922  $ 40,060,956  $ 127,243,819  $106,901,407
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  1,273,928     1,432,788     1,808,747     2,195,272      9,737,362     9,150,812
Units issued                                   76,596       204,536        57,046       119,979      6,842,215     5,422,222
Units redeemed                                429,685       363,396       556,944       506,504      5,072,855     4,835,672
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                          920,839     1,273,928     1,308,849     1,808,747     11,506,722     9,737,362
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Optimized
                                            All Cap              Overseas                  Real Estate
                                          Series NAV       Equity B Series NAV        Securities Series NAV
                                         ------------  --------------------------  --------------------------
                                             2008          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $    874,421  $    734,105  $  1,418,760  $  1,179,224  $  1,974,773
Expenses:
   Mortality and expense risk and
      administrative charges                 (906,206)     (539,107)     (773,842)     (485,673)     (945,961)
                                         ------------  ------------  ------------  ------------  ------------
Net investment income (loss)                  (31,785)      194,998       644,918       693,551     1,028,812
                                         ------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received             --     2,659,777     6,914,544       575,484    35,886,297
   Net realized gain (loss)                (5,978,646)      634,903     5,691,705   (17,325,887)   (3,708,184)
                                         ------------  ------------  ------------  ------------  ------------
Realized gains (losses)                    (5,978,646)    3,294,680    12,606,249   (16,750,403)   32,178,113
                                         ------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (45,036,699)  (25,212,507)   (6,883,427)      317,982   (44,640,192)
                                         ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (51,047,130)  (21,722,829)    6,367,740   (15,738,870)  (11,433,267)
                                         ------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          308,147       244,596       414,086       176,667       443,922
   Transfers between sub-accounts and
      the company                         136,706,827    (3,266,799)      851,933    (5,567,238)  (12,512,992)
   Withdrawals                            (18,259,688)   (7,955,096)  (11,879,560)   (8,055,407)  (13,344,262)
   Annual contract fee                        (88,009)      (68,134)      (89,371)      (55,763)     (103,281)
                                         ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           118,667,277   (11,045,433)  (10,702,912)  (13,501,741)  (25,516,613)
                                         ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                          67,620,147   (32,768,262)   (4,335,172)  (29,240,611)  (36,949,880)
Contract owners' equity at beginning of
   period                                          --    57,526,521    61,861,693    49,825,185    86,775,065
                                         ------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 67,620,147  $ 24,758,259  $ 57,526,521  $ 20,584,574  $ 49,825,185
                                         ============  ============  ============  ============  ============

                                             2008          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------
Units, beginning of period                         --     3,697,290     4,443,522     1,947,122     2,826,922
Units issued                               16,730,404        96,244       179,507       153,618        70,946
Units redeemed                              3,948,036     1,029,711       925,739       753,037       950,746
                                         ------------  ------------  ------------  ------------  ------------
Units, end of period                       12,782,368     2,763,823     3,697,290     1,347,703     1,947,122
                                         ============  ============  ============  ============  ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Small Cap Emerging              Small Cap
                                         Short-Term Bond Series NAV      Growth Series NAV          Index Series NAV
                                         --------------------------  -------------------------  ------------------------
                                             2008          2007          2008          2007         2008         2007
                                         ------------  ------------  ------------  -----------  -----------  -----------
Income:
   Dividend distributions received       $  2,932,781  $  6,238,251  $         --  $        --  $   122,388  $   296,618
Expenses:
   Mortality and expense risk and
      administrative charges                 (629,907)     (868,365)     (377,366)    (573,810)    (128,010)    (212,834)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Net investment income (loss)                2,302,874     5,369,886      (377,366)    (573,810)      (5,622)      83,784
                                         ------------  ------------  ------------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --       383,905   10,029,386      112,360    2,174,943
   Net realized gain (loss)                (2,788,596)     (472,891)      455,522    3,323,654     (374,821)     805,985
                                         ------------  ------------  ------------  -----------  -----------  -----------
Realized gains (losses)                    (2,788,596)     (472,891)      839,427   13,353,040     (262,461)   2,980,928
                                         ------------  ------------  ------------  -----------  -----------  -----------
Unrealized appreciation (depreciation)
   during the period                       (8,583,239)   (3,567,306)  (14,899,771)  (7,400,324)  (3,680,482)  (3,531,884)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations          (9,068,961)    1,329,689   (14,437,710)   5,378,906   (3,948,565)    (467,172)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                          191,513       275,685       203,402      239,793       47,405       68,221
   Transfers between sub-accounts and
      the company                          (4,758,976)      580,840    (2,015,363)    (368,622)    (961,083)     (50,075)
   Withdrawals                            (13,498,876)  (15,515,007)   (7,898,710)  (9,747,714)  (3,785,196)  (2,738,786)
   Annual contract fee                        (78,622)     (108,236)      (47,840)     (67,565)     (16,425)     (30,066)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (18,144,961)  (14,766,718)   (9,758,511)  (9,944,108)  (4,715,299)  (2,750,706)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Total increase (decrease) in contract
   owners' equity                         (27,213,922)  (13,437,029)  (24,196,221)  (4,565,202)  (8,663,864)  (3,217,878)
Contract owners' equity at beginning of
   period                                  59,744,213    73,181,242    42,440,319   47,005,521   14,863,877   18,081,755
                                         ------------  ------------  ------------  -----------  -----------  -----------
Contract owners' equity at end of
   period                                $ 32,530,291  $ 59,744,213  $ 18,244,098  $42,440,319  $ 6,200,013  $14,863,877
                                         ============  ============  ============  ===========  ===========  ===========

                                             2008          2007          2008          2007         2008         2007
                                         ------------  ------------  ------------  -----------  -----------  -----------
Units, beginning of period                  4,057,310     5,047,632     3,111,719    3,890,438    1,059,336    1,246,425
Units issued                                  183,509       282,217        99,329      145,220       43,725       47,385
Units redeemed                              1,438,114     1,272,539       985,172      923,939      428,161      234,474
                                         ------------  ------------  ------------  -----------  -----------  -----------
Units, end of period                        2,802,705     4,057,310     2,225,876    3,111,719      674,900    1,059,336
                                         ============  ============  ============  ===========  ===========  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                       Total Stock
                                         Small Cap Value Series NAV   Total Return Series NAV       Index Series NAV
                                         --------------------------  ------------------------  --------------------------
                                             2008          2007          2008         2007         2008          2007
                                         ------------  ------------  -----------  -----------  ------------  ------------
Income:
   Dividend distributions received       $    746,413  $  1,027,586  $ 1,059,400  $ 1,426,496  $    769,150  $  1,832,889
Expenses:
   Mortality and expense risk and
      administrative charges                 (806,915)   (1,365,772)    (291,629)    (251,218)     (667,563)   (1,060,914)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Net investment income (loss)                  (60,502)     (338,186)     767,771    1,175,278       101,587       771,975
                                         ------------  ------------  -----------  -----------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        221,741    19,171,714      232,546           --        98,831     2,910,813
   Net realized gain (loss)                (1,016,500)    8,311,917       (4,429)      55,768       694,890     5,397,600
                                         ------------  ------------  -----------  -----------  ------------  ------------
Realized gains (losses)                      (794,759)   27,483,631      228,117       55,768       793,721     8,308,413
                                         ------------  ------------  -----------  -----------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (17,329,961)  (30,046,077)    (781,423)      56,780   (23,928,709)   (5,569,380)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (18,185,222)   (2,900,632)     214,465    1,287,826   (23,033,401)    3,511,008
                                         ------------  ------------  -----------  -----------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          321,862       616,105      112,868      197,396       169,003       365,426
   Transfers between sub-accounts and
      the company                         (11,209,273)   (9,811,953)   6,710,747    3,149,020    (5,823,985)   (2,168,765)
   Withdrawals                            (13,926,102)  (19,779,151)  (4,693,798)  (4,184,013)  (11,551,001)  (18,658,007)
   Annual contract fee                        (99,223)     (154,081)     (45,589)     (36,392)      (90,260)     (133,858)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (24,912,736)  (29,129,080)   2,084,228     (873,989)  (17,296,243)  (20,595,204)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (43,097,958)  (32,029,712)   2,298,693      413,837   (40,329,644)  (17,084,196)
Contract owners' equity at beginning of
   period                                  84,899,159   116,928,871   19,170,133   18,756,296    72,165,485    89,249,681
                                         ------------  ------------  -----------  -----------  ------------  ------------
Contract owners' equity at end of
   period                                $ 41,801,201  $ 84,899,159  $21,468,826  $19,170,133  $ 31,835,841  $ 72,165,485
                                         ============  ============  ===========  ===========  ============  ============

                                             2008          2007          2008         2007         2008          2007
                                         ------------  ------------  -----------  -----------  ------------  ------------
Units, beginning of period                  2,943,465     3,859,582    1,651,167    1,731,394     4,692,797     6,024,110
Units issued                                   69,253        77,958      888,002      432,646        96,132       118,180
Units redeemed                              1,010,894       994,075      717,064      512,873     1,456,953     1,449,493
                                         ------------  ------------  -----------  -----------  ------------  ------------
Units, end of period                        2,001,824     2,943,465    1,822,105    1,651,167     3,331,976     4,692,797
                                         ============  ============  ===========  ===========  ============  ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                U.S. Government
                                          Turner Core Growth      Series NAV
                                         -------------------  ------------------
                                            2008      2007      2008      2007
                                         ---------  --------  --------  --------
Income:
   Dividend distributions received       $      57  $  1,347  $ 12,445  $ 30,566
Expenses:
   Mortality and expense risk and
      administrative charges                (3,740)   (4,397)   (4,352)   (4,560)
                                         ---------  --------  --------  --------
Net investment income (loss)                (3,683)   (3,050)    8,093    26,006
                                         ---------  --------  --------  --------
Realized gains (losses) on investments:
   Capital gain distributions received       7,767    26,385        --        --
   Net realized gain (loss)                  1,064    17,528    (7,104)     (344)
                                         ---------  --------  --------  --------
Realized gains (losses)                      8,831    43,913    (7,104)     (344)
                                         ---------  --------  --------  --------
Unrealized appreciation (depreciation)
   during the period                      (172,531)   17,061   (11,217)  (18,190)
                                         ---------  --------  --------  --------
Net increase (decrease) in contract
   owners' equity from operations         (167,383)   57,924   (10,228)    7,472
                                         ---------  --------  --------  --------
Changes from principal transactions:
   Purchase payments                            --        --       420       424
   Transfers between sub-accounts and
      the company                          (48,483)   70,751   (42,762)   26,039
   Withdrawals                             (11,528)  (13,782)  (11,673)  (24,722)
   Annual contract fee                        (367)     (409)     (431)     (426)
                                         ---------  --------  --------  --------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (60,378)   56,560   (54,446)    1,315
                                         ---------  --------  --------  --------
Total increase (decrease) in contract
   owners' equity                         (227,761)  114,484   (64,674)    8,787
Contract owners' equity at beginning of
   period                                  381,727   267,243   375,235   366,448
                                         ---------  --------  --------  --------
Contract owners' equity at end of
   period                                $ 153,966  $381,727  $310,561  $375,235
                                         =========  ========  ========  ========

                                            2008      2007      2008      2007
                                         ---------  --------  --------  --------
Units, beginning of period                  29,398    23,984    32,091    31,960
Units issued                                 2,984     9,143     3,289     3,107
Units redeemed                              10,555     3,729     8,094     2,976
                                         ---------  --------  --------  --------
Units, end of period                        21,827    29,398    27,286    32,091
                                         =========  ========  ========  ========

See accompanying notes.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

1. ORGANIZATION

John Hancock Variable Annuity Account H (the "Account") is a separate investment account of John Hancock Life Insurance Company (the "Company"), a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("John Hancock"). John Hancock, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. The Account was formed to fund variable annuity contracts issued by the Company. Currently, the Account funds the Declaration, Patriot, Revolution Access, Revolution Extra, Revolution Value, and Revolution Wealth Builder Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-six sub-accounts which are exclusively invested in a corresponding Portfolio of the John Hancock Trust (the "Trust") and four sub-accounts which are exclusively invested in a corresponding Portfolio of the M Funds (the "Outside Trust").

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer three classes of units to fund variable annuity contracts issued by the Company. These classes, Series I, Series II and Series NAV, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II and Series NAV shares of the Trust differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets. At December 31, 2008, the 26 sub-accounts invested in Portfolios of the Trust had only issued Series NAV units and were only invested in Series NAV shares of the Trust.

In addition to the Account, certain contract owners may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Sub-accounts closed or opened in 2008 are as follows:

SUB-ACCOUNTS CLOSED              2008
-------------------             ------
Growth & Income Series NAV      Apr 25
Managed Series NAV               Nov 7

SUB-ACCOUNTS OPENED              2008
-------------------             ------
Optimized All Cap Series NAV    Apr 25
Lifestyle Balanced Series NAV    Nov 7

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust and of the Outside Trust are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes.

EXPENSES

The Company assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at various annual rates, ranging from 1% to 1.7%, depending on the type of contract, of net assets of the sub-account. The Company makes certain other deductions from contract owner payments for premium taxes, rider fees, surrender fees, and annual contract fees, which are accounted for as a reduction of net assets resulting from contract owner transactions.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2008.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

3. TRANSACTIONS WITH AFFILIATES

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

Effective January 1, 2008, the Company adopted SFAS 157, "Fair Value Measurements" (SFAS 157), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following SFAS 157 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

- Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date. For sub-accounts which invest in shares of other investment trusts, fair value is typically the net asset value ("NAV") of the corresponding portfolio of the registered investment trust.

- Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

- Level 3 - Fair value measurements using significant non market observable inputs.

All of the Account's sub-accounts' investments in a portfolio of the Trust and the Outside Trusts are valued at Level 1.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2008

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments from the Portfolios of the Trust and the Outside Trust during 2008 were as follows:

                                          Details of Investments
                                        -------------------------
Sub-account                              Purchases       Sales
-------------------------------------   -----------   -----------
500 Index Fund B Series NAV               6,318,454    46,469,571
Active Bond Series NAV                    8,004,617    42,509,871
Blue Chip Series NAV                      4,420,885    17,039,679
Bond Index Series NAV                     6,861,427    21,482,566
Brandes International                       116,796       257,466
Business Opportunities Value                 12,463       106,684
Capital Appreciation Series NAV           1,559,867     7,706,912
Equity Income Series NAV                  7,844,722    35,362,843
Financial Services Series NAV             2,750,425     6,963,599
Frontier Capital Appreciation                46,550       131,009
Global Bond Series NAV                   13,981,576    15,798,040
Growth & Income Series NAV                1,030,110   158,820,583
Health Series NAV                         2,115,396     5,552,706
High Yield Series NAV                     4,093,884    10,247,764
International Equity Index Series NAV     5,504,520    23,971,741
Lifestyle Balanced Series NAV           165,703,483     8,599,364
Managed Series NAV                        4,084,329   224,566,149
Mid Cap Index Series NAV                  1,440,762     4,795,851
Mid Cap Stock Series NAV                  2,995,161    12,544,584
Mid Cap Value B Series NAV                1,962,511    10,920,664
Money Market Series NAV                  77,088,827    56,804,572
Optimized All Cap Series NAV            149,017,774    30,382,283
Overseas Equity B Series NAV              4,614,531    12,805,187
Real Estate Securities Series NAV         5,186,645    17,419,351
Short-Term Bond Series NAV                5,434,987    21,277,073
Small Cap Emerging Growth Series NAV      1,372,233    11,124,206
Small Cap Index Series NAV                  735,466     5,344,028
Small Cap Value Series NAV                2,465,911    27,215,444
Total Return Series NAV                  11,625,691     8,541,147
Total Stock Index Series NAV              2,012,487    19,108,313
Turner Core Growth                           39,779        96,075
US Government Series NAV                     50,669        97,021

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                                       AT DECEMBER 31,            ------------------------------------------------
                                             -----------------------------------   EXPENSE RATIO  INVESTMENT
                                              UNITS   UNIT FAIR VALUE    ASSETS       HIGHEST       INCOME    TOTAL RETURN HIGHEST
           SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)     TO LOWEST*      RATIO**        TO LOWEST***
-------------------------------------  ----  ------  -----------------  --------  --------------  ----------  --------------------
500 Index Fund B Series NAV            2008   5,831   $11.99 to $9.85   $ 79,585  1.70% to 1.00%     1.93%    (37.82)% to (38.25)%
                                       2007   8,076    19.28 to 15.95    178,681   1.70 to 1.00      2.90         4.22 to 3.49
                                       2006  10,122    22.06 to 10.94    216,151   1.70 to 1.00      1.17        14.41 to 13.62
                                       2005  12,086    19.32 to 9.57     226,837   1.70 to 1.00      0.30         8.16 to 2.89
                                       2004   7,212    15.61 to 13.19    128,719   1.70 to 1.00      1.80         9.60 to 8.84
Active Bond Series NAV                 2008   8,022    14.71 to 9.78      89,822   1.70 to 1.00      4.96      (11.37) to (11.99)
                                       2007  11,208    16.60 to 11.11    142,270   1.70 to 1.00      8.64         3.01 to 2.30
                                       2006  13,760    16.12 to 10.86    170,195   1.70 to 1.00      2.87         3.52 to 2.78
                                       2005  16,928    15.57 to 10.57    203,310   1.70 to 1.00      1.35         1.53 to 0.81
                                       2004  19,877    15.33 to 10.48    235,915   1.70 to 1.00      3.39         3.71 to 2.98
Blue Chip Series NAV                   2008   5,965    24.41 to 8.65      34,037   1.70 to 1.00      0.37      (43.09) to (43.49)
                                       2007   7,628    42.90 to 15.31     76,445   1.70 to 1.00      0.81        11.70 to 10.93
                                       2006   8,876    38.40 to 8.47      79,558   1.70 to 1.00      0.25         8.50 to 7.74
                                       2005  10,330    35.40 to 7.82      85,119   1.70 to 1.00      0.00        12.79 to 6.41
Bond Index Series NAV                  2008   3,391    15.52 to 11.58     48,673   1.70 to 1.15      4.62         4.58 to 4.01
                                       2007   4,563    14.84 to 11.14     62,941   1.70 to 1.15      9.99         5.92 to 5.33
                                       2006   5,358    14.01 to 10.57     70,069   1.70 to 1.15      3.68         2.88 to 2.30
                                       2005   6,677    13.62 to 10.34     85,274   1.70 to 1.00      1.61         1.23 to 0.66
                                       2004   7,425    12.91 to 10.27     93,939   1.70 to 1.25      4.54         2.75 to 2.30
Brandes International                  2008      25    15.40 to 12.44        333   1.70 to 1.15      2.68      (40.53) to (40.86)
                                       2007      38    26.03 to 20.91        821   1.70 to 1.15      1.78         6.78 to 6.20
                                       2006      39    24.74 to 19.45        789   1.70 to 1.15      1.52        25.33 to 24.65
                                       2005      30    19.80 to 15.53        501   1.70 to 1.15      1.36         9.29 to 8.69
                                       2004      35    18.13 to 14.23        529   1.60 to 1.25      1.21        22.46 to 22.03
Business Opportunities Value           2008      10    11.92 to 9.80         118   1.70 to 1.15      0.05      (35.23) to (35.59)
                                       2007      18    18.51 to 15.13        308   1.70 to 1.15      0.75         4.24 to 3.67
                                       2006      12    18.02 to 14.45        200   1.70 to 1.15      0.49        12.59 to 11.97
                                       2005      14    16.05 to 12.85        198   1.70 to 1.15      0.81         6.58 to 5.99
                                       2004       6        12.07              69       1.25          0.56            21.08
Capital Appreciation Series NAV        2008   4,486     8.20 to 2.61      12,919   1.70 to 1.25      0.47      (38.02) to (38.30)
                                       2007   6,087    13.30 to 4.21      28,010   1.70 to 1.25      0.36        10.35 to 9.82
                                       2006   7,461    12.22 to 3.81      30,969   1.70 to 1.25      0.00         0.83 to 0.51
Equity Income Series NAV               2008   6,276    10.52 to 7.83      67,108   1.70 to 1.25      2.23      (36.74) to (37.02)
                                       2007   8,547    16.71 to 12.37    144,503   1.70 to 1.25      2.89         2.11 to 1.66
                                       2006  10,449    16.59 to 12.12    173,093   1.70 to 1.25      1.59        17.57 to 17.04
                                       2005  12,275    14.14 to 10.30    173,034   1.70 to 1.25      0.00         5.96 to 3.05
Financial Services Series NAV          2008   1,025    10.37 to 8.27      10,143   1.70 to 1.00      0.83      (45.18) to (45.57)
                                       2007   1,387    18.92 to 15.20     25,143   1.70 to 1.00      1.28       (7.66) to (8.30)
                                       2006   1,771    20.49 to 13.53     34,927   1.70 to 1.00      0.45        21.94 to 21.09
                                       2005   2,038    16.80 to 11.12     33,138   1.70 to 1.00      0.00        14.17 to 11.23

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES-- (CONTINUED)

                                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                                       AT DECEMBER 31,            ------------------------------------------------
                                             -----------------------------------   EXPENSE RATIO  INVESTMENT
                                              UNITS   UNIT FAIR VALUE    ASSETS       HIGHEST       INCOME    TOTAL RETURN HIGHEST
           SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)     TO LOWEST*      RATIO**        TO LOWEST***
-------------------------------------  ----  ------  -----------------  --------  --------------  ----------  --------------------
Frontier Capital Appreciation          2008      23   $12.69 to $9.36   $    248  1.70% to 1.15%     0.00%    (42.70)% to (43.01)%
                                       2007      31    22.27 to 16.33        544   1.70 to 1.15      0.00        10.65 to 10.05
                                       2006      18    20.42 to 14.67        309   1.70 to 1.15      0.00        15.01 to 14.39
                                       2005      16    17.81 to 12.76        238   1.70 to 1.15      0.00        13.81 to 13.19
                                       2004      18    15.65 to 11.23        238   1.60 to 1.25      0.00        7. 97 to 7.59
Global Bond Series NAV                 2008   1,752    11.36 to 10.28     24,436   1.70 to 1.25      0.64       (5.61) to (6.02)
                                       2007   1,919    12.09 to 10.89     28,315   1.70 to 1.25      7.36         8.26 to 7.77
                                       2006   2,367    14.41 to 10.06     32,419   1.70 to 1.25      0.00         3.98 to 3.50
                                       2005   2,757    13.86 to 9.68      36,408   1.70 to 1.25      0.00       (3.25) to (7.04)
Growth & Income Series NAV             2008      --    15.32 to 14.36         --   1.70 to 1.00      0.50       (8.66) to (8.86)
                                       2007  17,905    16.77 to 15.75    173,115   1.70 to 1.00      1.73         3.04 to 2.32
                                       2006  22,331    16.28 to 9.12     209,668   1.70 to 1.00      0.55        11.61 to 10.83
                                       2005  26,874    14.58 to 8.19     226,276   1.70 to 1.00      0.18         7.90 to 7.15
                                       2004  31,479    13.52 to 12.97    245,728   1.70 to 1.00      1.09         9.86 to 9.08
Health Series NAV                      2008     871    13.28 to 10.18      9,953   1.70 to 1.25      0.00      (30.74) to (31.05)
                                       2007   1,144    19.26 to 14.70     18,877   1.70 to 1.25      0.00        16.27 to 15.75
                                       2006   1,257    16.80 to 12.64     17,782   1.70 to 1.25      0.00         7.09 to 6.61
                                       2005   1,373    15.72 to 11.81     18,121   1.70 to 1.25      0.00        22.08 to 18.07
High Yield Series NAV                  2008   2,029     8.71 to 7.89      17,015   1.70 to 1.25      8.54      (30.36) to (30.67)
                                       2007   2,742    12.56 to 11.32     32,986   1.70 to 1.25     12.47         0.38 to (0.06)
                                       2006   3,351    12.67 to 11.28     40,128   1.70 to 1.25      6.57         9.08 to 8.60
                                       2005   3,875    11.64 to 10.34     42,527   1.70 to 1.25      0.00         5.70 to 3.43
International Equity Index Series NAV  2008   2,650    14.67 to 12.44     28,798   1.70 to 1.15      2.33      (45.02) to (45.32)
                                       2007   3,954    26.83 to 22.63     77,462   1.70 to 1.15      5.01        14.50 to 13.88
                                       2006   4,273    23.77 to 16.33     73,517   1.70 to 1.15      0.86        25.65 to 24.97
                                       2005   4,258    18.98 to 13.01     58,387   1.70 to 1.15      0.58        18.03 to 14.87
                                       2004   1,476    16.41 to 11.27     17,778   1.70 to 1.25      2.26        18.75 to 18.23
Lifestyle Balanced Series NAV          2008  17,454    12.37 to 9.88     148,919   1.70 to 1.00      4.39       (1.00) to (1.11)
Managed Series NAV                     2008      --     9.99 to 8.56          --   1.70 to 1.15      0.61      (21.99) to (22.36)
                                       2007  24,577     2.87 to 10.97    271,675   1.70 to 1.15      5.21         0.79 to 0.24
                                       2006  31,303    12.96 to 10.68    343,311   1.70 to 1.15      1.55         6.24 to 5.67
                                       2005  39,527    12.23 to 10.06    408,017   1.70 to 1.15      0.61         1.53 to 0.63
                                       2004  46,919    12.04 to 10.05    476,794   1.70 to 1.25      1.88         6.84 to 6.36
Mid Cap Index Series NAV               2008     530    11.09 to 8.79       4,807   1.70 to 1.25      0.95      (37.15) to (37.43)
                                       2007     817    17.73 to 13.99     11,708   1.70 to 1.25       1.4         6.22 to 5.74
                                       2006     825    16.92 to 13.17     11,169   1.70 to 1.25      0.65         8.38 to 7.89
                                       2005     779    15.65 to 12.15      9,771   1.70 to 1.25      0.00         6.29 to 15.94
Mid Cap Stock Series NAV               2008     921    13.41 to 8.85      18,769   1.70 to 1.25      0.00      (44.45) to (44.70)
                                       2007   1,274    24.26 to 15.93     46,590   1.70 to 1.25      0.01        22.06 to 21.52
                                       2006   1,433    33.84 to 13.05     43,524   1.70 to 1.25      0.00        12.25 to 11.74
                                       2005   1,619    30.14 to 11.62     44,057   1.70 to 1.25      0.00        26.16 to 16.24

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES-- (CONTINUED)

                                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                                       AT DECEMBER 31,            ------------------------------------------------
                                             -----------------------------------   EXPENSE RATIO  INVESTMENT
                                              UNITS   UNIT FAIR VALUE    ASSETS       HIGHEST       INCOME    TOTAL RETURN HIGHEST
           SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)     TO LOWEST*      RATIO**        TO LOWEST***
-------------------------------------  ----  ------  -----------------  --------  --------------  ----------  --------------------
Mid Cap Value B Series NAV             2008   1,309   $13.62 to $12.92  $ 18,600  1.70% to 1.15%     1.15%    (35.43)% to (35.78)%
                                       2007   1,809    21.10 to 20.12     40,061   1.70 to 1.15      2.08       (0.64) to (1.17)
                                       2006   2,195    23.18 to 12.67     49,149   1.70 to 1.15      0.32        18.97 to 18.32
                                       2005   2,604    19.50 to 10.66     49,213   1.70 to 1.15      0.04         6.63 to 5.58
                                       2004   2,821    18.39 to 16.30     50,364   1.70 to 1.25      0.46        17.26 to 16.74
Money Market Series NAV                2008  11,507    13.49 to 10.66    127,244   1.70 to 1.00      2.06         1.10 to 0.39
                                       2007   9,737    13.35 to 10.62    106,901   1.70 to 1.00      4.71         3.79 to 3.05
                                       2006   9,151    12.86 to 10.30     97,074   1.70 to 1.00       4.6         3.67 to 2.94
                                       2005   9,843    12.40 to 10.01    100,991   1.70 to 1.00      2.89         1.94 to 1.22
                                       2004  12,379    12.17 to 9.89     124,938   1.70 to 1.00      1.05         0.06 to (0.60)
Optimized All Cap Series NAV           2008  12,782     9.17 to 8.56      67,620   1.70 to 1.00      0.84      (40.13) to (40.41)
Overseas Equity B Series NAV           2008   2,764    12.40 to 8.69      24,758   1.70 to 1.00      1.76      (42.62) to (43.02)
                                       2007   3,697    21.76 to 15.15     57,527   1.70 to 1.00      2.35        11.41 to 10.64
                                       2006   4,444    19.85 to 13.33     61,862   1.70 to 1.00       0.9        18.57 to 17.75
                                       2005   4,944    16.81 to 11.27     58,017   1.70 to 1.00      0.53        20.86 to 16.41
                                       2004   5,691    14.35 to 9.78      56,955   1.70 to 1.00      0.49         9.90 to 9.14
Real Estate Securities Series NAV      2008   1,348    12.79 to 7.21      20,585   1.70 to 1.25      3.13      (40.15) to (40.42)
                                       2007   1,947    21.47 to 12.05     49,825   1.70 to 1.25      2.68      (16.61) to (16.98)
                                       2006   2,827    31.55 to 14.45     86,775   1.70 to 1.25      1.83        36.46 to 35.84
                                       2005   3,327    23.12 to 10.59     75,117   1.70 to 1.25      0.00        12.89 to 5.88
Short-Term Bond Series NAV             2008   2,803    10.48 to 8.33      32,530   1.70 to 1.15      6.06      (19.85) to (20.29)
                                       2007   4,057    13.08 to 10.45     59,744   1.70 to 1.15      9.26         2.09 to 1.50
                                       2006   5,048    15.70 to 10.30     73,181   1.70 to 1.15      3.53         3.34 to 2.76
                                       2005   6,008    15.20 to 10.02     84,782   1.70 to 1.15      1.62       (0.99) to (0.42)
                                       2004   7,308    15.07 to 9.98     103,125   1.70 to 1.25      2.98         0.16 to (0.29)
Small Cap Emerging Growth Series NAV   2008   2,226    13.24 to 8.24      18,244   1.70 to 1.00      0.00      (40.14) to (40.56)
                                       2007   3,112    22.27 to 13.76     42,440   1.70 to 1.00      0.00        12.86 to 12.07
                                       2006   3,890    20.05 to 11.56     47,006   1.70 to 1.00      0.00        12.34 to 11.56
                                       2005   4,632    17.93 to 10.31     49,691   1.70 to 1.00      0.00        16.66 to 15.37
                                       2004   5,415    15.44 to 9.34      50,100   1.70 to 1.00      0.00         9.63 to 7.61
Small Cap Index Series NAV             2008     675         9.19           6,200       1.25          1.20           (34.53)
                                       2007   1,059        14.03          14,864       1.25          1.74            (3.28)
                                       2006   1,246        14.51          18,082       1.25          0.52            16.17
                                       2005   1,295        12.49          16,173   1.25 to 1.24      0.00            15.70
Small Cap Value Series NAV             2008   2,002    22.85 to 13.87     41,801   1.70 to 1.15      1.19      (26.92) to (27.32)
                                       2007   2,943    31.27 to 19.08     84,899   1.70 to 1.15      0.96       (4.02) to (4.55)
                                       2006   3,860    32.58 to 12.58    116,929   1.70 to 1.15      0.11        17.95 to 17.31
                                       2005   4,474    27.62 to 10.68    115,666   1.70 to 1.15      0.16         7.96 to 6.76
                                       2004   5,021    25.43 to 15.86    120,754   1.70 to 1.25      0.88        23.81 to 23.26

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES-- (CONTINUED)

                                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                                       AT DECEMBER 31,            ------------------------------------------------
                                             -----------------------------------   EXPENSE RATIO  INVESTMENT
                                              UNITS   UNIT FAIR VALUE    ASSETS       HIGHEST       INCOME    TOTAL RETURN HIGHEST
           SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)     TO LOWEST*      RATIO**        TO LOWEST***
-------------------------------------  ----  ------  -----------------  --------  --------------  ----------  --------------------
Total Return Series NAV                2008   1,822   $11.55 to $11.08  $ 21,469  1.70% to 1.25%     4.89%       1.48% to 1.03%
                                       2007   1,651    11.43 to 10.92     19,170   1.70 to 1.25      7.71         7.26 to 6.79
                                       2006   1,731    10.88 to 10.18     18,756   1.70 to 1.25      3.42         2.40 to 1.91
                                       2005   1,629    10.63 to 9.94      17,257   1.70 to 1.25      0.00       (0.57) to (0.62)

Total Stock Index Series NAV           2008   3,332    10.79 to 9.35      31,836   1.70 to 1.25      1.49      (37.93) to (38.21)
                                       2007   4,693    17.46 to 15.07     72,165   1.70 to 1.25      2.21         3.89 to 3.43
                                       2006   6,024    17.04 to 14.51     89,250   1.70 to 1.25      1.04        13.90 to 13.38
                                       2005   7,523    14.99 to 12.74     97,674   1.70 to 1.25      0.00        10.21 to 9.88

Turner Core Growth                     2008      22     9.88 to 5.06         154   1.70 to 1.15      0.02      (49.56) to (49.84)
                                       2007      29    19.70 to 10.04        382   1.70 to 1.25      0.43        21.04 to 20.38
                                       2006      24    16.51 to 8.24         267   1.70 to 1.25      0.60         7.27 to 6.69
                                       2005      25    15.44 to 7.69         256   1.70 to 1.25      0.46        12.62 to 12.00
                                       2004      25    13.72 to 6.84         193   1.60 to 1.25      0.30        15.22 to 9.82

US Government Series NAV               2008      27        11.38             311       1.25          3.58            (2.66)
                                       2007      32        11.69             375       1.25          8.33             1.98
                                       2006      32        11.47             366       1.25          5.18             3.09
                                       2005      34        11.12             375   1.25 to 1.24      0.00             0.18

* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the annualized distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2008

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.


(1) Financial Statements of the Depositor, John Hancock Life Insurance Company [FILED HEREWITH] '



(2) Financial Statements of the Registrant, John Hancock Variable Annuity Account H [FILED HEREWITH']


(B) EXHIBITS:

1. John Hancock Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account H, dated April 8, 1996; incorporated herein by reference to the Registrant's Registration Statement, filed with the Commission on July 18, 1996.

2.   Not Applicable.


3. (a) Master Distribution and Servicing Agreement by and among John Hancock Distributors (formerly known as Manulife Securities Services LLC), John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company and their respective existing and future Separate Accounts, incorporated by reference to Post-Effective Amendment No. 10 to File No. 333-42378, filed on Form N-6 on April 30, 2007.


     (b) General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Exhibit 3(b) to Post-Effective Amendment Number 7 to File 333-84771, filed on Form N-4 on April 3, 2009.

4. (a) Form of group deferred combination fixed and variable annuity contract and certificate Filed to this File on July 16, 1996.

     (b) Form of nursing home waiver of CDSL rider, previously included in the Registration Statement to File 33-64947 filed on December 12, 1995.

     (c) Form of one year stepped-up death benefit rider, previously included in the Registration Statement to File No. 33-64947 filed on December 12, 1995.

     (d) Form of accidental death benefit rider, previously included in the Registration Statement to File No. 33-64947 filed on December 12, 1995.

5. Form of contract application, previously filed included in the Registration Statement to File No. 33-64947 filed on December 12, 1995.

6. (a) John Hancock Life Insurance Company's Restated Articles of Organization, incorporated by reference to Post-Effective Amendment No. 10 to File No. 033-76662, filed on Form S-6 on March 7, 2001.

     (b) John Hancock Life Insurance Company's Articles of Amendment incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-91448, filed on September 23, 2002.

     (c) John Hancock Life Insurance Company's Articles of Amendment dated February 18, 2005, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement, File No. 333-81103, filed on May 1, 2007.

     (d) John Hancock Life Insurance Company's Amended and Restated By-Laws as adopted on July 1, 2004, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement, File No. 333-81103, filed on May 1, 2007.

7.   Not Applicable.

8. Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

     (a) (i) CSC Customer Agreement dated June 30, 2004- Incorporated by reference to Exhibit (b)(8)(a)(i) to post-effective amendment no. 3 to Form N-4 333-143073, filed April 1, 2009.

          (ii) Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC -- Incorporated by reference to Exhibit
               (8)(a)(ii) to post effective amendment no. 3 to Form N-4, file number 333-143073, filed April 1, 2009.

     (b) (i) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1, file number 333- 126668 filed with the Commission on October 12, 2005.

          (ii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

          (iii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

9. Opinion and Consent of Counsel, incorporated by reference to this File, File No. 333-08345 and 811-07711, filed with the Commission on July 18, 1996.


10.  Consent of Independent Registered Public Accounting Firm. [FILED HEREWITH']


11. All financial statements omitted from Item 23, Financial Statements--Not Applicable.

12. Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

13. Powers of Attorney for: John D. DesPrez III; James R. Boyle; Jonathan Chiel, Scott Hartz; Hugh McHaffie; and Lynne Patterson. - Incorporated by reference to Exhibit (13) to post effective amendment no. 11 to Form N-4 to this registration statement, file number 333-08345, filed January 16, 2009.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR as of March 12, 2009.

Directors                             Positions with the Depositor
---------               --------------------------------------------------------
John D. DesPrez III     Chairman, President and Chief Executive Officer
James R. Boyle          Director, Executive Vice President
Jonathan Chiel          Director, Executive Vice President and General
                        Counsel-John Hancock
Scott Hartz             Director, Executive Vice President and Chief Investment
                        Officer - US Investments
Hugh McHaffie           Director and Executive Vice President
Lynne Patterson         Director, Senior Vice President and Chief Financial
                        Officer

Officers
--------
Robert T. Cassato       Executive Vice President
Marc Costantini         Executive Vice President
Steven Finch            Executive Vice President
Marianne Harrison       Executive Vice President
Katherine MacMillan     Executive Vice President
Warren A. Thomson       Executive Vice President
James D. Gallagher      Senior Vice President
Peter Gordon            Senior Vice President
Allan Hackney           Senior Vice President and Chief Information Officer
Peter Levitt            Senior Vice President and Treasurer
Gregory Mack            Senior Vice President
Ronald J. McHugh        Senior Vice President
Diana L. Scott          Senior Vice President
Alan R. Seghezzi        Senior Vice President and Chief Counsel - Investments
Bruce R. Speca          Senior Vice President
Brooks Tingle           Senior Vice President
John G. Vrysen          Senior Vice President
Emanuel Alves           Vice President, Counsel and Corporate Secretary
Roy V. Anderson         Vice President
Susan Bellingham        Vice President
Arnold Bergman          Vice President
Stephen J. Blewitt      Vice President
Robert Boyda            Vice President
George H. Braun         Vice President
John Burrow             Vice President
William Burrow          Vice President
Tyler Carr              Vice President
Joseph Catalano         Vice President
Philip Clarkson         Vice President and Counsel
John J. Danello         Vice President
Willma Davis            Vice President
Peter de Vries          Vice President
Brent Dennis            Vice President
Lynn L. Dyer            Vice President, Counsel and
                        Chief Compliance Officer - U.S. Investments*
John Egbert             Vice President
David Eisan             Vice President
Edward Eng              Vice President
Carol Nicholson Fulp    Vice President
Paul Gallagher          Vice President
Wayne A. Gates          Vice President
Ann Gencarella          Vice President
Richard Harris          Vice President and Appointed Actuary
Dennis Healy            Vice President
Kevin Hill              Vice President
E. Kendall Hines        Vice President
James C. Hoodlet        Vice President and Counsel
Naveed Irshad           Vice President
Terri Judge             Vice President
Roy Kapoor              Vice President
Mitchell Karman         Vice President and Chief Compliance Officer
Frank Knox              Vice President and
                        Chief Compliance Officer - Retail Funds/Separate
                        Accounts**
Jonathan Kutrubes       Vice President
Cynthia Lacasse         Vice President

Robert Leach            Vice President
David Longfritz         Vice President
Janis K. McDonough      Vice President
William McPadden        Vice President
Nathaniel I. Margolis   Vice President
John Maynard            Vice President
Peter J. Mongeau        Vice President
Curtis Morrison         Vice President
Colm D. Mullarkey       Vice President
Scott Navin             Vice President
Nina Nicolosi           Vice President
James O'Brien           Vice President
Jacques Ouimet          Vice President
Phillip J. Peters       Vice President
Steven Pinover          Vice President
David Plumb             Vice President
Krishna Ramdial         Vice President, Treasury
S. Mark Ray             Vice President
Jill Rebman             Vice President
Karl G. Reinhold        Vice President
Mark Rizza              Vice President
Andrew Ross             Vice President
Thomas Samoluk          Vice President
Margo Sammons           Vice President
Martin Sheerin          Vice President
Gordon Shone            Vice President
Jonnie Smith            Vice President
Yiji S. Starr           Vice President
Jeffery Whitehead       Vice President and Controller
Henry Wong              Vice President
Randy Zipse             Vice President


* Designated as responsible for administering the policies and procedures adopted by the Company pursuant to Rule 206 (4) - 7(a) under Investment Advisers Act of 1940.

** Designated as responsible for administering the policies and procedures adopted by the Company for its registered separate accounts pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The principal business address of each director and officer of John Hancock Life Insurance Company is the Company's principal business address of 601 Congress Street, Boston, Massachusetts 02210

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of John Hancock Life Insurance Company (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2008 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2008

FOR EXTERNAL USE

                                                       ______________________
                                                      |                      |
                                                      |  Manulife Financial  |
                                                      | Corporation (Canada) |
                                                      |______________________|
                                                                 |
                                                                 |
                                                                 |_______________________________________________________________
                                                                 |                                                               |
                                                       __________|___________                                                    |
                                                      |                      |                                                   |
                                                      |   The Manufacturers  |                                                   |
                                                      |    Life Insurance    |                                                   |
                                                      |   Company (Canada)   |                                                   |
                                                      |______________________|                                                   |
                                                               |                                                                 |
                                                               |                                                                 |
 ______________________________________________________________|______________________________________________                   |
|                |                  |                 |         .        |                 |                  |                  |
|                |                  |                 |         .98.25%  |                 |                  |                  |
|   __________   |   ____________   |   ___________   |   ______._____   |   ___________   |   ____________   |   ___________    |
|  |          |  |  |            |  |  |           |  |  |            |  |  |           |  |  |            |  |  |           |   |
|  |    NAL   |  |  |     MFC    |  |  | Berkshire |  |  |  Manulife  |  |  |  Manulife |  |  | MFC Global |  |  |    MLI    |   |
|  | Resources|  |  |   Global   |  |  | Insurance |  |  |  Insurance |  |__|  Holdings |  |__|    Fund    |  |__| Resources |   |
|__|Management|  |__| Investment |  |__| Services  |  |  | (Thailand) |     | (Bermuda) |     | Management |     |    Inc.   |   |
|  |  Limited |  |  | Management |  |  |   Inc.    |  |  |   Public   |   __|   Limited |     |  (Europe)  |     | (Alberta) |   |
|  | (Canada) |  |  |  (U.S.A.)  |  |  | (Ontario) |  |  |   Company  |  |  | (Bermuda) |     |   Limited  |     |___________|   |
|  |__________|  |  |   Limited  |  |  |___________|  |  |   Limited  |  |  |___________|     |  (England) |           |         |
|                |  |  (Canada)  |  |        |        |  | (Thailand) |  |                    |____________|           |         |
|                |  |____________|  |        |        |  |____________|  |                           |                 |         |
|                |                  |        |        |         |        |                           |                 |         |
|                |                  |        |        |         |99.9999%|                           |                 |99.91%   |
|   __________   |   ___________    |   _____|_____   |   ______|_____   |   _____________     ______|_____       _____|_____    |
|  |          |  |  |           |   |  |           |  |  |            |  |  |             |   |            |     |           |   |
|  | Manulife |  |  |  Manulife |   |  |    JH     |  |  |  Manulife  |  |  |Manufacturers|   | MFC Global |     | Manulife  |   |
|  |  Bank of |  |  |  Holdings |   |  |Investments|  |  |   Asset    |  |__|P&C Limited  |   | Investment |     |   Life    |   |
|__|  Canada  |  |__| (Alberta) |   |  |(Delaware) |  |  | Management |  |  | (Barbados)  |   | Management |     | Insurance |   |
|  | (Canada) |     |  Limited  |   |  |    LLC    |  |  | (Thailand) |  |  |_____________|   |  (Europe)  |     |  Company  |   |
|  |__________|     | (Alberta) |   |  |(Delaware) |  |  |  Company   |  |                    |  Limited   |     |  (Japan)  |   |
|                   |___________|   |  |___________|  |  |  Limited   |  |                    | (England)  |     |___________|   |
|                         |         |                 |  | (Thailand) |  |                    |____________|           |         |
|                         |         |                 |  |____________|  |                                             |         |
|                         |         |                 |                  |                                             |         |
|   ___________      _____|_____    |   __________    |   ___________    |   _____________                       ______|_____    |
|  |           |    |           |   |  |          |   |  |           |   |  |             |                     |            |   |
|  |  Manulife |    |  Manulife |   |  | Manulife |   |  | Manulife  |   |  |Manufacturers|                     | MFC Global |   |
|  |  Canada   |    |  Holdings |   |  |Securities|   |__| (Vietnam) |   |__|    Life     |                     | Investment |   |
|__|   Ltd.    |    | (Delaware)|   |__|Investment|   |  |  Limited  |   |  | Reinsurance |                     | Management |   |
|  | (Canada)  |    |     LLC   |   |  | Services |   |  | (Vietnam) |   |  |   Limited   |                     |  (Japan)   |   |
|  |___________|    | (Delaware)|   |  |   Inc.   |   |  |___________|   |  | (Barbados)  |                     |  Limited   |   |
|                   |___________|   |  | (Canada) |   |        |         |  |_____________|                     |  (Japan)   |   |
|                         |         |  |__________|   |        |         |                                      |____________|   |
|                         |         |                 |        |         |                                                       |
|                         |         |                 |        |         |                                                       |
|   ___________      _____|_______  |   ____________  |   _____|______   |   ______________                                      |
|  |           |    |             | |  |            | |  |            |  |  |              |                                     |
|  |   First   |    |     The     | |  |  Manulife  | |  |  Manulife  |  |  |   Manulife   |                                     |
|  |   North   |    |Manufacturers| |__| Securities | |  |   Vietnam  |  |  |International |                                     |
|__|  American |    |  Investment | |  |Incorporated| |  |    Fund    |  |__|   Holdings   |                                     |
|  | Insurance |    | Corporation | |  | (Ontario)  | |  | Management |     |    Limited   |                                     |
|  |  Company  |    |  (Michigan) | |  |____________| |  |   Company  |     |  (Bermuda)   |                                     |
|  |  (Canada) |    |_____________| |                 |  |   Limited  |     |______________|                                     |
|  |___________|           |        |                 |  |  (Vietnam) |            |                                             |
|                  ________|        |                 |  |____________|            |__________________                           |
|                 |        |        |                 |                            |                  |                          |
|   ___________   |  ______|______  |   ____________  |   ____________       ______|________    ______|______                    |
|  |           |  | |             | |  |            | |  |            |     |               |  |             |                   |
|  |    FNA    |  | |   Manulife  | |  |     EIS    | |  |  Manulife  |     |   Manulife    |  |   Manulife  |                   |
|__| Financial |  | | Reinsurance | |__|  Services  | |__|(Singapore) |     |(International)|  |    Asset    |                   |
   |    Inc.   |  | |    Limited  |    | (Bermuda)  | |  | Pte. Ltd.  |     |    Limited    |  |  Management |                   |
   |  (Canada) |  | |  (Bermuda)  |    |   Limited  | |  |(Singapore) |     |   (Bermuda)   |  |    (Asia)   |                   |
   |___________|  | |_____________|    | (Bermuda)  | |  |____________|     |_______________|  |   Limited   |                   |
         |        |                    |____________| |                            |           |  (Barbados) |                   |
         |        |                                   |                            |           |_____________|                   |
         |        |                                   |                            |51%               |                          |
    _____|_____   |  ____________       ____________  |   ____________       ______|____        ______|_____                     |
   |           |  | |            |     |            | |  |            |     |           |      |            |                    |
   |  Elliott  |  | |    John    |     |    PT      | |  |   Manulife |     |  Manulife |      |   Manulife |                    |
   |   & Page  |  | |   Hancock  |     |  Asuransi  | |  |    Asset   |     | -Sinochem |      |    Asset   |                    |
   |  Limited  |  | |    Life    |     |    Jiwa    |95% | Management |     |    Life   |      | Management |                    |
   | (Ontario) |  |_|  Insurance |     |  Manulife  |____| (Singapore)|     | Insurance |      |(Hong Kong) |                    |
   |___________|    |  Company   |     |  Indonesia | |  |     Pte.   |     |  Co. Ltd. |      |   Limited  |                    |
                    |  (U.S.A.)  |     |     (1)    | |  |     Ltd.   |     |  (China)  |      |(Hong Kong) |                    |
                    | (Michigan) |     | (Indonesia)| |  | (Singapore)|     |___________|      |____________|                    |
                    |____________|     |____________| |  |____________|                               |                          |
          ________________|________          .        |                                               |                          |
         |                |57%     |         .        |                                               |                          |
    _____|______     _____|______  |    _____.______  |   ______________                        ______|______                    |
   |            |   |            | |   |            | |  |              |                      |             |                   |
   |    John    |   |    John    | |   |     PT     | |  |      The     |                      |  Manulife   |                   |
   |  Hancock   |   |  Hancock   | |   |  Manulife  | |  | Manufacturers|                      |    Asset    |                   |
   |Distributors|   | Investment | |   |    Aset    | |__|      Life    |                      |  Management |                   |
   |    LLC     |   | Management | |   | Manajemen  |    | Insurance Co.|                      |(Taiwan) Co.,|                   |
   | (Delaware) |   | Services,  | |   |  Indonesia |    |(Phils.), Inc.|                      |    Ltd.     |                   |
   |____________|   |   LLC(2)   | |   |(Indonesia) |    | (Philippines)|                      |  (Taiwan)   |                   |
                    | (Delaware) | |   |____________|    |______________|                      |_____________|                   |
                    |____________| |                                                                                             |
                       (arrow)     |                                                                                             |
                          |38%     |                                                                                             |
                     _____|_____   |                                                                                             |
                    |           |  |                                                                                             |
                    |    John   |  |                                                                                             |
                    |  Hancock  |  |                                                                                             |
                    |    Life   |  |                                                                                             |
                    | Insurance |__|                                                                                             |
                    |   Company |                                                                                                |
                    |   of New  |                                                                                                |
                    |    York   |                                                                                                |
                    | (New York)|                                                                                                |
                    |___________|                                                                                                |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                         ________________________________________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    | John Hancock Holdings (Delaware) LLC(2) |
                                    |               (Delaware)                |
                                    |_________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    |  John Hancock Financial Services, Inc.  |
                                    |                (Delaware)               |
                                    |_________________________________________|
                                                        |
                                                        |
                                          ______________|___________________________________________
                                _________|_______           ________|________             __________|__________
                               |                 |         |                 |           |                     |
                               |   John Hancock  |         |   John Hancock  |           |     John Hancock    |
                               |  Life Insurance |         |  International  |           | International, Inc. |
                               |     Company     |         |  Holdings, Inc. |           |   (Massachusetts)   |
                               | (Massachusetts) |         | (Massachusetts) |           |_____________________|
                               |_________________|         |_________________|                      |
             ____________________________|             ................ 45.76%                      | 50%
   _________|_________          _________|________     .    __________._________          __________|________
  |                   |        |                  |    .   |                    |        |                   |
  |    John Hancock   |        |    John Hancock  |    .   | Manulife Insurance |        |    John Hancock   |
  |   Variable Life   |     ___| Subsidiaries LLC |    .   |       Berhad       |        |    Tianan Life    |
  | Insurance Company |    |   |     (Delaware)   |    .   |     (Malaysia)     |        | Insurance Company |
  |  (Massachusetts)  |    |   |__________________|    .   |____________________|        |      (China)      |
  |___________________|    |                           .                                 |___________________|
                           |                           .
                           |    ___________________    .    ____________________
                           |   |                   |   .   |                    |
                           |   |    John Hancock   |   .   |   Manulife Asset   |
                           |___| Financial Network,|   ....|     Management     |
                           |   |        Inc.       |       | (Malaysia) Sdn Bhd |
                           |   |   (Massachusetts) | 45.76%|     (Malaysia)     |
                           |   |___________________|       |____________________|
                           |        _____________
                           |       |             |
                           |       |    Hancock  |
                           |       |    Natural  |
                           |_______|   Resource  |
                           |       |    Group,   |
                           |       |     Inc.    |
                           |       |  (Delaware) |
                           |       |_____________|
                           |
                           |        _____________
                           |       |             |
                           |       | Declaration |
                           |_______| Management &|
                           |       | Research LLC|
                           |       |  (Delaware) |
                           |       |_____________|
                           |        _____________
                           |       |             |
                           |       | The Berkeley|
                           |_______|  Financial  |
                                   |  Group LLC  |
                                   |(Delaware)(2)|
                                   |______.______|
                                          .
                                    ______.______
                                   |             |
                                   | John Hancock|
                                   |  Funds LLC  |
                                   |  (Delaware) |
                                   |_____________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 25, 2008

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(2) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

ITEM 27. NUMBER OF CONTRACT OWNERS

Outstanding, as of JANUARY 30, 2009, were 130 qualified and 199 non-qualified contracts of the series offered hereby.

ITEM 28. INDEMNIFICATION

     Article VIII of the Amended and Restated By-Laws of the Company, adopted on July 1, 2004, provides as follows:


     Section 8.1. Nature of Indemnity for Directors and Officers. The Corporation shall indemnify any person who is or was or has agreed to become a director or officer of the Corporation and who was, is or may be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative (a "Proceeding"), by reason of (i) any action alleged to have been taken or omitted in such capacity, (ii) activities with a non-profit organization, or pro bono or volunteer services, which services have been requested or endorsed by the Corporation or (iii) service at the Corporation's request with respect to any employee benefit plan. In addition, the Corporation shall indemnify any person, whether or not such person is or was a director or officer of the Corporation, who is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise in which the Corporation has a financial interest, direct or indirect, and who was, is or may be made a party to any Proceeding by reason of any action alleged to have been taken or omitted in such capacity.


     Any indemnification of an individual pursuant to this Section 8.1 (unless ordered by a court) shall be made by the Corporation, unless a determination is made that the individual failed to act in good faith and in a manner in which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful; provided that, to the extent that a present or former director or officer of the Corporation or of another entity covered under this Section 8.1 has been successful on the merits or otherwise in defense of any Proceeding, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith.

     Notwithstanding the foregoing, the Corporation shall not be obligated to indemnify a director or officer of the Corporation or of another entity covered under this Section 8.1 in respect of a Proceeding (or part thereof) instituted by such director or officer, unless such Proceeding (or part thereof) has been authorized by the Board of Directors.

          Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Variable Annuity Account H                              Principal Underwriter
John Hancock Variable Annuity Account U                              Principal Underwriter
John Hancock Variable Annuity Account V                              Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Variable Annuity Account I                              Principal Underwriter
John Hancock Variable Annuity Account JF                             Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng*, Barry Evans****, Steve Finch**, Lynne Patterson***, Christopher M. Walker*, and Karen Walsh***) who have authority to act on behalf of JHD LLC.

*    Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

**   Principal business office is 197 Clarendon Street, Boston, MA 02116

***  Principal business office is 601 Congress Street, Boston, MA 02210

**** Principal business office is 101 Huntington Street, Boston, MA 02199

(c)  None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All books and records are maintained at 601 Congress Street, Boston MA 02210.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

     John Hancock Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

     Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)  Undertakings Pursuant to Item 32 of Form N-4

     (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b), and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this thirtieth day of April 2009.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
(Registrant)


By: JOHN HANCOCK LIFE INSURANCE COMPANY
    (Depositor)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman, President and CEO

JOHN HANCOCK LIFE INSURANCE COMPANY


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman, President and CEO

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on this thirtieth day of April 2009.

Signature                               Title
---------                               -----


/s/ John D. DesPrez III                 Chairman, President and CEO
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Lynne Patterson                     Director, Sr. VP and Chief Financial
-------------------------------------   Officer (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery Whitehead                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Jeffery Whitehead


         *                              Director
-------------------------------------
James R. Boyle


         *                              Director
-------------------------------------
Jonathan Chiel


         *                              Director
-------------------------------------
Scott Hartz


         *                              Director
-------------------------------------
Hugh McHaffie


*/s/ Thomas J. Loftus                   Senior Counsel -Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

Exhibits

Item 24.(B)10(b) Consent of Independent Registered Public Accounting Firm.